Jackson National Separate Account I

Financial Statements

December 31, 2024

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$1,322,846,107	$16,055,758	$15,244,255	$507,070,626	$7,793,608	$2,270,196	$2,688,319,719
Receivables:
Investments in Fund shares sold	797,348	206	—	49,063	105	—	902,741
Investment Division units sold	698,355	—	—	51,738	—	—	145,269
Total assets	1,324,341,810	16,055,964	15,244,255	507,171,427	7,793,713	2,270,196	2,689,367,729

Liabilities
Payables:
Investments in Fund shares purchased	698,355	—	—	51,738	—	—	145,269
Investment Division units redeemed	750,796	14	—	32,724	14	—	806,498
Insurance fees due to Jackson	46,552	192	—	16,339	91	—	96,243
Total liabilities	1,495,703	206	—	100,801	105	—	1,048,010
Net assets	$1,322,846,107	$16,055,758	$15,244,255	$507,070,626	$7,793,608	$2,270,196	$2,688,319,719
Maximum Unit Value	27.231665	26.285583	18.855050	14.980887	14.656100	13.437344	27.184447
Minimum Unit Value	17.222741	20.651777	8.519989	10.849972	14.265499	8.295067	15.716413

Investments in Funds, shares outstanding	63,203,350	750,620	1,632,147	35,164,399	528,739	259,451	128,812,636
Investments in Funds, at cost	$896,313,503	$12,700,355	$15,066,008	$462,513,416	$7,222,477	$2,161,044	$1,941,376,025

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	17,670,109	69,731	43,700	6,238,720	31,097	7,883	36,951,802
Total expenses	17,670,109	69,731	43,700	6,238,720	31,097	7,883	36,951,802
Net investment income (loss)	(17,670,109)	(69,731)	(43,700)	(6,238,720)	(31,097)	(7,883)	(36,951,802)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	92,120,691	542,924	83,356	9,683,836	27,657	39,518	147,052,961
Net change in unrealized appreciation
(depreciation) on investments in Funds	61,735,240	1,280,551	1,328	18,722,209	378,250	70,764	136,922,789
Net realized and unrealized gain (loss)	153,855,931	1,823,475	84,684	28,406,045	405,907	110,282	283,975,750

Net change in net assets
from operations	$136,185,822	$1,753,744	$40,984	$22,167,325	$374,810	$102,399	$247,023,948

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Assets
Investments in Funds, at fair value	$21,639,712	$294,634,367	$9,331,417	$10,319,753	$10,401,819	$1,825,745,812	$9,384,158
Receivables:
Investments in Fund shares sold	2,586	45,758	1,095	184	268	438,119	308
Investment Division units sold	—	43,992	—	—	—	449,738	44,369
Total assets	21,642,298	294,724,117	9,332,512	10,319,937	10,402,087	1,826,633,669	9,428,835

Liabilities
Payables:
Investments in Fund shares purchased	—	43,992	—	—	—	449,738	44,369
Investment Division units redeemed	2,336	36,714	985	78	161	373,492	196
Insurance fees due to Jackson	250	9,044	110	106	107	64,627	112
Total liabilities	2,586	89,750	1,095	184	268	887,857	44,677
Net assets	$21,639,712	$294,634,367	$9,331,417	$10,319,753	$10,401,819	$1,825,745,812	$9,384,158
Maximum Unit Value	26.241458	26.136049	25.586835	33.997249	76.908346	18.959550	18.554807
Minimum Unit Value	20.627932	18.927923	21.827854	9.869448	10.955580	13.381294	17.561365

Investments in Funds, shares outstanding	1,014,520	18,164,881	572,129	1,059,523	866,097	102,801,003	516,749
Investments in Funds, at cost	$17,655,006	$267,545,621	$8,774,014	$10,381,040	$9,080,550	$1,449,703,531	$7,970,753

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Investment Income
Dividends	$—	$4,909,645	$173,848	$372,395	$—	$—	$—
Expenses
Asset-based charges	86,637	3,331,106	39,734	32,408	30,067	25,016,301	46,362
Total expenses	86,637	3,331,106	39,734	32,408	30,067	25,016,301	46,362
Net investment income (loss)	(86,637)	1,578,539	134,114	339,987	(30,067)	(25,016,301)	(46,362)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	2,329,194	70,869	40,257	—	—	—
Sales of investments in Funds	632,434	6,351,028	121,679	126,917	206,579	78,420,648	547,542
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,431,494	17,571,245	603,055	(432,947)	731,777	64,381,714	267,471
Net realized and unrealized gain (loss)	2,063,928	26,251,467	795,603	(265,773)	938,356	142,802,362	815,013

Net change in net assets
from operations	$1,977,291	$27,830,006	$929,717	$74,214	$908,289	$117,786,061	$768,651

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Assets
Investments in Funds, at fair value	$170,625,409	$7,546,832	$3,348,750,912	$13,810,595	$281,650,061	$6,870,711	$181,655,797
Receivables:
Investments in Fund shares sold	99,362	—	2,179,252	1,700	1,024,340	130,064	81,633
Investment Division units sold	55,942	—	152,851	44,369	13,715	—	24,669
Total assets	170,780,713	7,546,832	3,351,083,015	13,856,664	282,688,116	7,000,775	181,762,099

Liabilities
Payables:
Investments in Fund shares purchased	55,942	—	152,851	44,369	13,715	—	24,669
Investment Division units redeemed	94,029	—	2,060,165	1,532	1,015,641	129,979	76,305
Insurance fees due to Jackson	5,333	—	119,087	168	8,699	85	5,328
Total liabilities	155,304	—	2,332,103	46,069	1,038,055	130,064	106,302
Net assets	$170,625,409	$7,546,832	$3,348,750,912	$13,810,595	$281,650,061	$6,870,711	$181,655,797
Maximum Unit Value	17.585472	17.235965	25.514309	24.631110	21.967600	21.486528	13.105827
Minimum Unit Value	13.323648	15.676834	14.753688	19.661231	16.537686	19.000028	10.590540

Investments in Funds, shares outstanding	13,871,984	609,599	168,363,545	679,321	19,932,772	484,877	14,070,937
Investments in Funds, at cost	$169,602,405	$7,758,463	$2,374,737,268	$11,730,842	$266,868,963	$6,799,535	$153,863,041

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Investment Income
Dividends	$4,322,066	$223,922	$—	$—	$5,944,061	$157,225	$—
Expenses
Asset-based charges	2,003,598	36,254	46,018,993	60,249	3,248,468	31,284	2,001,960
Total expenses	2,003,598	36,254	46,018,993	60,249	3,248,468	31,284	2,001,960
Net investment income (loss)	2,318,468	187,668	(46,018,993)	(60,249)	2,695,593	125,941	(2,001,960)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	2,131,738	49,563	—
Sales of investments in Funds	143,112	(20,673)	186,208,426	392,942	3,189,336	76,730	5,320,103
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,899,069	423,911	123,881,735	806,472	13,615,522	364,594	11,603,970
Net realized and unrealized gain (loss)	7,042,181	403,238	310,090,161	1,199,414	18,936,596	490,887	16,924,073

Net change in net assets
from operations	$9,360,649	$590,906	$264,071,168	$1,139,165	$21,632,189	$616,828	$14,922,113

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Assets
Investments in Funds, at fair value	$5,189,379	$511,828,356	$8,247,155	$1,000,960,985	$15,445,425	$372,388,821	$5,608,354
Receivables:
Investments in Fund shares sold	—	163,903	831	3,872,245	38,052	169,868	155
Investment Division units sold	—	206,436	1,997	411,286	2,191	82,085	462
Total assets	5,189,379	512,198,695	8,249,983	1,005,244,516	15,485,668	372,640,774	5,608,971

Liabilities
Payables:
Investments in Fund shares purchased	—	206,436	1,997	411,286	2,191	82,085	462
Investment Division units redeemed	—	145,792	734	3,837,050	37,868	156,679	88
Insurance fees due to Jackson	—	18,111	97	35,195	184	13,189	67
Total liabilities	—	370,339	2,828	4,283,531	40,243	251,953	617
Net assets	$5,189,379	$511,828,356	$8,247,155	$1,000,960,985	$15,445,425	$372,388,821	$5,608,354
Maximum Unit Value	13.058343	16.300999	16.612595	16.431082	16.019217	14.546668	14.500427
Minimum Unit Value	12.497796	9.854954	14.675546	11.106780	13.569228	11.782629	14.089572

Investments in Funds, shares outstanding	394,030	58,561,597	941,456	75,260,224	1,139,043	33,669,875	501,642
Investments in Funds, at cost	$4,562,217	$520,728,106	$8,744,850	$850,586,990	$13,772,294	$437,328,445	$6,117,842

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Investment Income
Dividends	$—	$5,813,819	$119,777	$—	$—	$14,313,220	$227,962
Expenses
Asset-based charges	22,465	7,206,151	38,184	13,823,785	71,135	5,079,239	24,297
Total expenses	22,465	7,206,151	38,184	13,823,785	71,135	5,079,239	24,297
Net investment income (loss)	(22,465)	(1,392,332)	81,593	(13,823,785)	(71,135)	9,233,981	203,665

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	127,103	(1,931,053)	(161,922)	49,219,234	894,370	(17,040,573)	(164,578)
Net change in unrealized appreciation
(depreciation) on investments in Funds	358,693	21,907,713	490,901	34,478,329	425,078	21,866,794	199,465
Net realized and unrealized gain (loss)	485,796	19,976,660	328,979	83,697,563	1,319,448	4,826,221	34,887

Net change in net assets
from operations	$463,331	$18,584,328	$410,572	$69,873,778	$1,248,313	$14,060,202	$238,552

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A
Assets
Investments in Funds, at fair value	$423,973,943	$12,770,306	$1,735,364,209	$32,772,456	$1,245,746,645	$21,780,371	$10,586,863
Receivables:
Investments in Fund shares sold	100,320	1,507	994,268	68,187	1,065,372	118,779	1,146
Investment Division units sold	28,965	107	438,690	15,893	202,276	12,299	—
Total assets	424,103,228	12,771,920	1,736,797,167	32,856,536	1,247,014,293	21,911,449	10,588,009

Liabilities
Payables:
Investments in Fund shares purchased	28,965	107	438,690	15,893	202,276	12,299	—
Investment Division units redeemed	85,698	1,353	932,467	67,795	1,020,337	118,518	841
Insurance fees due to Jackson	14,622	154	61,801	392	45,035	261	305
Total liabilities	129,285	1,614	1,432,958	84,080	1,267,648	131,078	1,146
Net assets	$423,973,943	$12,770,306	$1,735,364,209	$32,772,456	$1,245,746,645	$21,780,371	$10,586,863
Maximum Unit Value	21.476480	21.339419	116.083049	120.727234	42.759484	43.660578	16.230001
Minimum Unit Value	17.243085	20.585928	48.795236	98.742092	25.410572	38.268142	15.670089

Investments in Funds, shares outstanding	20,916,327	618,117	40,889,826	720,432	57,860,968	992,272	652,302
Investments in Funds, at cost	$356,134,611	$10,995,244	$1,433,518,452	$30,543,678	$980,808,871	$18,196,454	$10,695,524

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	5,573,237	60,828	23,678,169	144,017	16,358,728	92,612	15,514
Total expenses	5,573,237	60,828	23,678,169	144,017	16,358,728	92,612	15,514
Net investment income (loss)	(5,573,237)	(60,828)	(23,678,169)	(144,017)	(16,358,728)	(92,612)	(15,514)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	18,335,187	783,804	71,411,256	197,424	66,588,248	1,289,830	7,970
Net change in unrealized appreciation
(depreciation) on investments in Funds	11,370,924	206,278	93,598,562	2,961,555	43,554,971	595,493	(108,661)
Net realized and unrealized gain (loss)	29,706,111	990,082	165,009,818	3,158,979	110,143,219	1,885,323	(100,691)

Net change in net assets
from operations	$24,132,874	$929,254	$141,331,649	$3,014,962	$93,784,491	$1,792,711	$(116,205)

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Assets
Investments in Funds, at fair value	$228,752	$474,345,213	$8,100,896	$11,541,449	$337,938	$2,986,292,725	$57,461,881
Receivables:
Investments in Fund shares sold	45	410,834	242	660	—	662,330	2,726
Investment Division units sold	—	125,062	—	9,213	—	10,640,326	2,318
Total assets	228,797	474,881,109	8,101,138	11,551,322	337,938	2,997,595,381	57,466,925

Liabilities
Payables:
Investments in Fund shares purchased	—	125,062	—	9,213	—	10,640,326	2,318
Investment Division units redeemed	42	405,321	158	303	—	559,156	2,036
Insurance fees due to Jackson	3	5,513	84	357	—	103,174	690
Total liabilities	45	535,896	242	9,873	—	11,302,656	5,044
Net assets	$228,752	$474,345,213	$8,100,896	$11,541,449	$337,938	$2,986,292,725	$57,461,881
Maximum Unit Value	16.211450	25.742404	61.232445	11.460015	11.426715	35.091692	36.232395
Minimum Unit Value	16.194198	24.824115	10.079858	10.730423	11.319747	18.027626	30.506048

Investments in Funds, shares outstanding	13,991	18,029,085	733,113	1,007,107	29,259	163,901,906	2,991,248
Investments in Funds, at cost	$234,577	$333,935,255	$7,174,581	$10,554,971	$308,064	$2,255,760,042	$45,570,873

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL Multi-Manager U.S. Select Equity Fund - Class I(a)	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	74	1,823,422	24,611	118,198	2,372	36,212,664	239,734
Total expenses	74	1,823,422	24,611	118,198	2,372	36,212,664	239,734
Net investment income (loss)	(74)	(1,823,422)	(24,611)	(118,198)	(2,372)	(36,212,664)	(239,734)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2	28,608,978	106,076	406,684	29,716	118,424,207	2,677,218
Net change in unrealized appreciation
(depreciation) on investments in Funds	(5,825)	62,936,354	444,610	90,481	(10,005)	296,940,630	5,454,012
Net realized and unrealized gain (loss)	(5,823)	91,545,332	550,686	497,165	19,711	415,364,837	8,131,230

Net change in net assets
from operations	$(5,897)	$89,721,910	$526,075	$378,967	$17,339	$379,152,173	$7,891,496

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Assets
Investments in Funds, at fair value	$427,441,209	$17,397,860	$400,209,823	$8,855,268	$278,303,705	$4,080,645	$928,907,183
Receivables:
Investments in Fund shares sold	547,488	—	117,556	305	111,659	54	125,450
Investment Division units sold	95,818	3,444	448,310	70,377	101,364	8,296	3,841,903
Total assets	428,084,515	17,401,304	400,775,689	8,925,950	278,516,728	4,088,995	932,874,536

Liabilities
Payables:
Investments in Fund shares purchased	95,818	3,444	448,310	70,377	101,364	8,296	3,841,903
Investment Division units redeemed	533,113	—	104,057	201	101,561	6	94,860
Insurance fees due to Jackson	14,375	—	13,499	104	10,098	48	30,590
Total liabilities	643,306	3,444	565,866	70,682	213,023	8,350	3,967,353
Net assets	$427,441,209	$17,397,860	$400,209,823	$8,855,268	$278,303,705	$4,080,645	$928,907,183
Maximum Unit Value	9.309284	9.279610	14.572790	14.582257	10.888395	11.041921	30.180398
Minimum Unit Value	8.459362	9.136241	12.541949	14.125100	7.328627	10.075900	21.998917

Investments in Funds, shares outstanding	45,961,420	1,850,836	27,600,677	598,733	28,254,183	403,226	34,013,445
Investments in Funds, at cost	$422,811,724	$16,985,287	$335,533,733	$7,372,279	$304,754,429	$4,384,494	$716,880,067

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,698,151	66,576	4,816,824	37,389	4,014,437	18,429	11,218,908
Total expenses	4,698,151	66,576	4,816,824	37,389	4,014,437	18,429	11,218,908
Net investment income (loss)	(4,698,151)	(66,576)	(4,816,824)	(37,389)	(4,014,437)	(18,429)	(11,218,908)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,621,694	84,210	10,473,577	263,995	(5,523,769)	(83,561)	46,377,287
Net change in unrealized appreciation
(depreciation) on investments in Funds	(3,560)	124,938	25,144,113	543,778	(4,398,928)	(37,757)	63,584,626
Net realized and unrealized gain (loss)	1,618,134	209,148	35,617,690	807,773	(9,922,697)	(121,318)	109,961,913

Net change in net assets
from operations	$(3,080,017)	$142,572	$30,800,866	$770,384	$(13,937,134)	$(139,747)	$98,743,005

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Assets
Investments in Funds, at fair value	$25,394,103	$565,794,587	$10,275,736	$3,600,900,176	$47,886,134	$6,262,937,869	$134,824,281
Receivables:
Investments in Fund shares sold	882	138,177	654	1,927,741	622	2,950,372	31,514
Investment Division units sold	4,588	203,274	—	1,095,301	1,697	2,823,711	25,528
Total assets	25,399,573	566,136,038	10,276,390	3,603,923,218	47,888,453	6,268,711,952	134,881,323

Liabilities
Payables:
Investments in Fund shares purchased	4,588	203,274	—	1,095,301	1,697	2,823,711	25,528
Investment Division units redeemed	577	117,970	531	1,801,127	42	2,737,787	29,909
Insurance fees due to Jackson	305	20,207	123	126,614	580	212,585	1,605
Total liabilities	5,470	341,451	654	3,023,042	2,319	5,774,083	57,042
Net assets	$25,394,103	$565,794,587	$10,275,736	$3,600,900,176	$47,886,134	$6,262,937,869	$134,824,281
Maximum Unit Value	29.668330	23.497070	23.776142	29.026916	28.419830	66.946532	65.516086
Minimum Unit Value	27.661669	15.022403	21.687598	20.615821	27.014396	43.726831	62.219371

Investments in Funds, shares outstanding	910,509	29,857,234	525,344	129,762,168	1,687,914	96,531,102	2,032,323
Investments in Funds, at cost	$20,691,850	$497,735,017	$10,226,024	$2,537,089,399	$37,475,921	$4,047,870,862	$93,803,227

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	115,446	7,893,526	49,264	46,253,990	216,604	68,570,669	506,933
Total expenses	115,446	7,893,526	49,264	46,253,990	216,604	68,570,669	506,933
Net investment income (loss)	(115,446)	(7,893,526)	(49,264)	(46,253,990)	(216,604)	(68,570,669)	(506,933)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	1,467,228	19,852,781	(1,564)	204,194,715	2,402,343	364,045,823	8,813,958
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,722,362	(7,640,167)	272,067	222,146,564	3,549,810	1,099,618,721	22,317,394
Net realized and unrealized gain (loss)	3,189,590	12,212,614	270,503	426,341,279	5,952,153	1,463,664,544	31,131,352

Net change in net assets
from operations	$3,074,144	$4,319,088	$221,239	$380,087,289	$5,735,549	$1,395,093,875	$30,624,419

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A	JNL/American Funds Moderate Allocation Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$10,843,772,445	$158,996,259	$1,207,140,765	$16,874,439	$3,557,576	$—	$2,247,518,954
Receivables:
Investments in Fund shares sold	5,033,315	24,666	367,393	470	—	—	1,533,831
Investment Division units sold	2,055,088	140,753	725,784	18,078	10,000	—	79,026
Total assets	10,850,860,848	159,161,678	1,208,233,942	16,892,987	3,567,576	—	2,249,131,811

Liabilities
Payables:
Investments in Fund shares purchased	2,055,088	140,753	725,784	18,078	10,000	—	79,026
Investment Division units redeemed	4,656,679	22,780	324,814	268	—	—	1,454,238
Insurance fees due to Jackson	376,636	1,886	42,579	202	—	—	79,593
Total liabilities	7,088,403	165,419	1,093,177	18,548	10,000	—	1,612,857
Net assets	$10,843,772,445	$158,996,259	$1,207,140,765	$16,874,439	$3,557,576	$—	$2,247,518,954
Maximum Unit Value	53.179908	53.780703	18.258528	18.491053	9.820008	N/A	23.432983
Minimum Unit Value	32.777416	49.057524	11.252217	16.868156	9.786726	N/A	16.855410

Investments in Funds, shares outstanding	219,331,967	3,115,130	74,745,558	1,014,089	362,279	—	100,023,095
Investments in Funds, at cost	$6,071,952,200	$109,157,335	$1,073,569,710	$16,238,749	$3,592,286	$—	$1,602,769,437

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A(a)	JNL/American Funds Moderate Allocation Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	133,980,427	664,616	17,568,287	78,992	2,973	—	30,263,328
Total expenses	133,980,427	664,616	17,568,287	78,992	2,973	—	30,263,328
Net investment income (loss)	(133,980,427)	(664,616)	(17,568,287)	(78,992)	(2,973)	—	(30,263,328)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	959,863,726	13,802,098	47,177,040	487,186	(177)	—	115,920,282
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,238,804,626	18,573,783	(3,005,710)	72,571	(34,710)	—	98,898,361
Net realized and unrealized gain (loss)	2,198,668,352	32,375,881	44,171,330	559,757	(34,887)	—	214,818,643

Net change in net assets
from operations	$2,064,687,925	$31,711,265	$26,603,043	$480,765	$(37,860)	$—	$184,555,315

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Assets
Investments in Funds, at fair value	$23,731,450	$1,212,215,808	$27,779,743	$3,644,613,709	$59,348,453	$348,638,099	$6,842,547
Receivables:
Investments in Fund shares sold	1,107	329,665	23,241	1,330,662	1,313	273,728	248
Investment Division units sold	—	237,775	8,239	1,163,292	4,208	465,814	—
Total assets	23,732,557	1,212,783,248	27,811,223	3,647,107,663	59,353,974	349,377,641	6,842,795

Liabilities
Payables:
Investments in Fund shares purchased	—	237,775	8,239	1,163,292	4,208	465,814	—
Investment Division units redeemed	819	286,377	22,908	1,200,145	610	261,304	168
Insurance fees due to Jackson	288	43,288	333	130,517	703	12,424	80
Total liabilities	1,107	567,440	31,480	2,493,954	5,521	739,542	248
Net assets	$23,731,450	$1,212,215,808	$27,779,743	$3,644,613,709	$59,348,453	$348,638,099	$6,842,547
Maximum Unit Value	22.940445	20.404188	20.665469	45.385976	45.918014	17.009990	16.959171
Minimum Unit Value	21.806035	13.238317	18.850601	27.969380	41.885426	14.734246	16.865803

Investments in Funds, shares outstanding	1,033,150	68,915,054	1,534,792	85,836,404	1,354,060	20,496,067	395,752
Investments in Funds, at cost	$19,243,182	$979,754,896	$24,888,080	$2,074,684,278	$43,241,418	$276,724,698	$5,636,000

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	101,440	17,201,249	130,756	48,008,619	240,335	4,807,924	31,123
Total expenses	101,440	17,201,249	130,756	48,008,619	240,335	4,807,924	31,123
Net investment income (loss)	(101,440)	(17,201,249)	(130,756)	(48,008,619)	(240,335)	(4,807,924)	(31,123)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	590,880	66,554,545	1,248,271	353,713,993	3,145,676	22,434,019	539,355
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,508,792	13,750,656	676,658	261,236,081	6,183,333	30,074,160	497,663
Net realized and unrealized gain (loss)	2,099,672	80,305,201	1,924,929	614,950,074	9,329,009	52,508,179	1,037,018

Net change in net assets
from operations	$1,998,232	$63,103,952	$1,794,173	$566,941,455	$9,088,674	$47,700,255	$1,005,895

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A
Assets
Investments in Funds, at fair value	$609,693,839	$16,829,770	$2,457,565,258	$19,660,339	$650,104,598	$8,420,878	$3,905,256,764
Receivables:
Investments in Fund shares sold	474,306	55,117	1,479,267	607	3,093,971	137	2,055,370
Investment Division units sold	144,928	3,502	194,983	33,235	593,785	26,996	1,177,546
Total assets	610,313,073	16,888,389	2,459,239,508	19,694,181	653,792,354	8,448,011	3,908,489,680

Liabilities
Payables:
Investments in Fund shares purchased	144,928	3,502	194,983	33,235	593,785	26,996	1,177,546
Investment Division units redeemed	453,107	54,915	1,391,474	374	3,070,947	38	1,915,511
Insurance fees due to Jackson	21,199	202	87,793	233	23,024	99	139,859
Total liabilities	619,234	58,619	1,674,250	33,842	3,687,756	27,133	3,232,916
Net assets	$609,693,839	$16,829,770	$2,457,565,258	$19,660,339	$650,104,598	$8,420,878	$3,905,256,764
Maximum Unit Value	13.503255	13.578298	21.677283	21.900390	14.157162	13.875368	213.083483
Minimum Unit Value	11.337373	13.339640	14.047324	20.047565	8.745300	12.798180	47.087532

Investments in Funds, shares outstanding	46,863,477	1,274,017	136,835,482	1,065,601	52,470,105	662,019	42,601,252
Investments in Funds, at cost	$619,799,245	$17,376,722	$1,749,133,739	$16,056,016	$583,675,940	$8,279,847	$2,253,945,130

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	8,512,995	81,901	34,232,273	89,519	9,882,148	41,052	49,253,967
Total expenses	8,512,995	81,901	34,232,273	89,519	9,882,148	41,052	49,253,967
Net investment income (loss)	(8,512,995)	(81,901)	(34,232,273)	(89,519)	(9,882,148)	(41,052)	(49,253,967)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(9,356,197)	(402,429)	150,127,889	1,118,273	42,234,641	273,389	430,338,400
Net change in unrealized appreciation
(depreciation) on investments in Funds	79,384,163	2,442,207	88,265,013	800,988	(66,096,592)	(624,795)	559,328,350
Net realized and unrealized gain (loss)	70,027,966	2,039,778	238,392,902	1,919,261	(23,861,951)	(351,406)	989,666,750

Net change in net assets
from operations	$61,514,971	$1,957,877	$204,160,629	$1,829,742	$(33,744,099)	$(392,458)	$940,412,783

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I
Assets
Investments in Funds, at fair value	$61,243,072	$594,998,605	$21,046,537	$810,817,978	$38,498,482	$85,237,901	$3,460,436
Receivables:
Investments in Fund shares sold	180,086	3,125,378	624	3,154,426	16,203	49,069	91
Investment Division units sold	22,079	420,197	76,617	263,150	—	13,384	—
Total assets	61,445,237	598,544,180	21,123,778	814,235,554	38,514,685	85,300,354	3,460,527

Liabilities
Payables:
Investments in Fund shares purchased	22,079	420,197	76,617	263,150	—	13,384	—
Investment Division units redeemed	179,345	3,103,948	374	3,127,056	15,744	46,142	50
Insurance fees due to Jackson	741	21,430	250	27,370	459	2,927	41
Total liabilities	202,165	3,545,575	77,241	3,417,576	16,203	62,453	91
Net assets	$61,243,072	$594,998,605	$21,046,537	$810,817,978	$38,498,482	$85,237,901	$3,460,436
Maximum Unit Value	224.181377	33.508383	31.441936	28.057269	27.940431	13.823018	13.774055
Minimum Unit Value	181.397354	14.272160	26.019382	22.890235	27.040943	11.560718	13.384232

Investments in Funds, shares outstanding	628,650	32,710,204	1,117,120	28,895,865	1,343,283	8,972,411	360,462
Investments in Funds, at cost	$43,267,824	$552,213,644	$20,303,977	$592,174,539	$27,055,432	$97,135,183	$3,718,421

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I
Investment Income
Dividends	$—	$11,259,002	$441,157	$—	$—	$4,484,364	$190,828
Expenses
Asset-based charges	247,855	8,681,653	98,980	9,229,279	165,997	1,180,225	15,410
Total expenses	247,855	8,681,653	98,980	9,229,279	165,997	1,180,225	15,410
Net investment income (loss)	(247,855)	2,577,349	342,177	(9,229,279)	(165,997)	3,304,139	175,418

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	45,741,437	1,531,759	—	—	—	—
Sales of investments in Funds	5,532,796	44,561,306	1,703,302	82,987,159	3,719,679	(5,404,044)	(52,231)
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,297,379	(71,207,048)	(2,674,048)	90,257,381	5,220,619	4,443,830	(4,937)
Net realized and unrealized gain (loss)	14,830,175	19,095,695	561,013	173,244,540	8,940,298	(960,214)	(57,168)

Net change in net assets
from operations	$14,582,320	$21,673,044	$903,190	$164,015,261	$8,774,301	$2,343,925	$118,250

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Assets
Investments in Funds, at fair value	$283,403,563	$21,067,034	$1,227,712,792	$39,520,289	$592,352,464	$27,681,454	$1,569,462,836
Receivables:
Investments in Fund shares sold	434,857	54,262	837,440	17,992	158,001	1,219	1,052,634
Investment Division units sold	317,427	—	431,697	—	497,569	418	724,424
Total assets	284,155,847	21,121,296	1,228,981,929	39,538,281	593,008,034	27,683,091	1,571,239,894

Liabilities
Payables:
Investments in Fund shares purchased	317,427	—	431,697	—	497,569	418	724,424
Investment Division units redeemed	425,356	54,015	794,606	17,527	137,852	895	995,890
Insurance fees due to Jackson	9,501	247	42,834	465	20,149	324	56,744
Total liabilities	752,284	54,262	1,269,137	17,992	655,570	1,637	1,777,058
Net assets	$283,403,563	$21,067,034	$1,227,712,792	$39,520,289	$592,352,464	$27,681,454	$1,569,462,836
Maximum Unit Value	13.615718	13.612340	100.888056	105.280736	32.724662	32.205183	29.089558
Minimum Unit Value	11.665209	13.277997	35.795169	86.108330	23.185612	17.050663	12.829794

Investments in Funds, shares outstanding	24,838,174	1,833,510	42,117,077	1,251,434	45,148,816	2,071,965	121,100,527
Investments in Funds, at cost	$277,878,573	$20,759,985	$733,565,735	$28,827,193	$506,762,845	$24,090,556	$1,557,122,775

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Investment Income
Dividends	$6,582,983	$547,958	$—	$—	$—	$—	$—
Expenses
Asset-based charges	3,543,443	85,693	15,861,416	162,345	6,966,758	103,518	21,846,542
Total expenses	3,543,443	85,693	15,861,416	162,345	6,966,758	103,518	21,846,542
Net investment income (loss)	3,039,540	462,265	(15,861,416)	(162,345)	(6,966,758)	(103,518)	(21,846,542)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	3,809,153	411,358	137,182,101	2,579,075	20,923,434	1,025,920	(1,262,633)
Net change in unrealized appreciation
(depreciation) on investments in Funds	436,077	(267,705)	90,308,576	4,277,094	25,637,241	1,140,205	38,617,428
Net realized and unrealized gain (loss)	4,245,230	143,653	227,490,677	6,856,169	46,560,675	2,166,125	37,354,795

Net change in net assets
from operations	$7,284,770	$605,918	$211,629,261	$6,693,824	$39,593,917	$2,062,607	$15,508,253

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Assets
Investments in Funds, at fair value	$27,987,962	$117,929,339	$4,270,393	$1,433,829,706	$26,670,330	$648,684,812	$16,986,362
Receivables:
Investments in Fund shares sold	2,559	80,081	77	800,559	846	213,899	2,177
Investment Division units sold	29,045	20,773	—	922,647	22,079	268,229	31,066
Total assets	28,019,566	118,030,193	4,270,470	1,435,552,912	26,693,255	649,166,940	17,019,605

Liabilities
Payables:
Investments in Fund shares purchased	29,045	20,773	—	922,647	22,079	268,229	31,066
Investment Division units redeemed	2,237	76,044	27	751,023	528	192,007	1,976
Insurance fees due to Jackson	322	4,037	50	49,536	318	21,892	201
Total liabilities	31,604	100,854	77	1,723,206	22,925	482,128	33,243
Net assets	$27,987,962	$117,929,339	$4,270,393	$1,433,829,706	$26,670,330	$648,684,812	$16,986,362
Maximum Unit Value	30.140212	12.562862	12.439877	31.811502	31.425894	11.849454	11.645820
Minimum Unit Value	24.941388	9.849498	12.280180	23.983663	29.658261	8.636074	11.054161

Investments in Funds, shares outstanding	1,968,211	9,658,423	349,459	55,020,326	1,003,021	60,063,408	1,545,620
Investments in Funds, at cost	$27,505,068	$108,685,503	$3,957,816	$1,017,636,392	$20,564,176	$653,565,963	$16,812,096

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	118,167	1,520,689	17,141	19,687,736	123,870	8,235,308	70,004
Total expenses	118,167	1,520,689	17,141	19,687,736	123,870	8,235,308	70,004
Net investment income (loss)	(118,167)	(1,520,689)	(17,141)	(19,687,736)	(123,870)	(8,235,308)	(70,004)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	74,964	2,172,722	65,196	142,870,094	2,526,232	(3,042,790)	(12,731)
Net change in unrealized appreciation
(depreciation) on investments in Funds	631,304	5,868,208	208,140	45,843,002	1,015,559	19,695,106	441,549
Net realized and unrealized gain (loss)	706,268	8,040,930	273,336	188,713,096	3,541,791	16,652,316	428,818

Net change in net assets
from operations	$588,101	$6,520,241	$256,195	$169,025,360	$3,417,921	$8,417,008	$358,814

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Assets
Investments in Funds, at fair value	$2,421,690,459	$64,634,673	$737,068,072	$12,889,275	$442,238,554	$4,350,996	$1,302,859,964
Receivables:
Investments in Fund shares sold	9,450,170	2,910	384,407	206	210,023	139	503,726
Investment Division units sold	10,419,039	1,585	191,240	—	74,454	10,512	288,962
Total assets	2,441,559,668	64,639,168	737,643,719	12,889,481	442,523,031	4,361,647	1,303,652,652

Liabilities
Payables:
Investments in Fund shares purchased	10,419,039	1,585	191,240	—	74,454	10,512	288,962
Investment Division units redeemed	9,369,171	2,170	358,058	54	194,557	88	457,064
Insurance fees due to Jackson	80,999	740	26,349	152	15,466	51	46,662
Total liabilities	19,869,209	4,495	575,647	206	284,477	10,651	792,688
Net assets	$2,421,690,459	$64,634,673	$737,068,072	$12,889,275	$442,238,554	$4,350,996	$1,302,859,964
Maximum Unit Value	18.328084	18.822726	39.150262	40.810712	22.119527	22.268209	26.165554
Minimum Unit Value	7.796166	15.230770	17.163402	33.023387	14.854040	21.680114	14.805898

Investments in Funds, shares outstanding	2,421,690,459	64,634,673	60,664,039	1,025,400	24,325,553	234,050	80,572,663
Investments in Funds, at cost	$2,421,692,534	$64,634,533	$731,739,948	$12,645,909	$373,520,639	$4,002,724	$1,013,101,960

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Investment Income
Dividends	$119,459,764	$3,138,577	$—	$—	$—	$—	$—
Expenses
Asset-based charges	31,697,043	270,033	9,903,301	52,181	6,180,140	20,927	18,060,540
Total expenses	31,697,043	270,033	9,903,301	52,181	6,180,140	20,927	18,060,540
Net investment income (loss)	87,762,721	2,868,544	(9,903,301)	(52,181)	(6,180,140)	(20,927)	(18,060,540)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	—	—	(54,962)	70,133	20,362,510	198,593	66,204,457
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	13,110,604	166,372	6,699,044	75,262	19,345,384
Net realized and unrealized gain (loss)	—	—	13,055,642	236,505	27,061,554	273,855	85,549,841

Net change in net assets
from operations	$87,762,721	$2,868,544	$3,152,341	$184,324	$20,881,414	$252,928	$67,489,301

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Assets
Investments in Funds, at fair value	$6,185,726	$4,616,926,769	$34,010,253	$410,742,605	$17,147,545	$357,320,795	$7,225,101
Receivables:
Investments in Fund shares sold	893	3,171,115	842	425,517	257	175,470	334
Investment Division units sold	23,477	1,735,653	22,951	349,641	45,831	69,499	—
Total assets	6,210,096	4,621,833,537	34,034,046	411,517,763	17,193,633	357,565,764	7,225,435

Liabilities
Payables:
Investments in Fund shares purchased	23,477	1,735,653	22,951	349,641	45,831	69,499	—
Investment Division units redeemed	819	3,006,142	441	411,398	55	163,527	248
Insurance fees due to Jackson	74	164,973	401	14,119	202	11,943	86
Total liabilities	24,370	4,906,768	23,793	775,158	46,088	244,969	334
Net assets	$6,185,726	$4,616,926,769	$34,010,253	$410,742,605	$17,147,545	$357,320,795	$7,225,101
Maximum Unit Value	26.492298	53.987758	52.238286	14.893009	14.890766	16.956979	16.734785
Minimum Unit Value	23.574255	32.069241	40.707006	12.151700	14.359814	12.866473	16.098920

Investments in Funds, shares outstanding	392,994	112,197,491	808,613	27,696,737	1,131,851	27,937,513	564,020
Investments in Funds, at cost	$5,234,647	$2,435,810,986	$25,127,757	$391,617,338	$15,833,231	$346,925,482	$7,348,765

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$7,763,829	$181,545
Expenses
Asset-based charges	29,943	63,399,718	142,516	5,564,588	79,693	4,812,737	34,440
Total expenses	29,943	63,399,718	142,516	5,564,588	79,693	4,812,737	34,440
Net investment income (loss)	(29,943)	(63,399,718)	(142,516)	(5,564,588)	(79,693)	2,951,092	147,105

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	22,990,205	461,225
Sales of investments in Funds	366,525	572,357,184	2,993,352	29,474,908	1,174,272	12,113,316	313,084
Net change in unrealized appreciation
(depreciation) on investments in Funds	81,611	274,762,910	2,712,020	(15,641,692)	(314,356)	(26,495,129)	(580,214)
Net realized and unrealized gain (loss)	448,136	847,120,094	5,705,372	13,833,216	859,916	8,608,392	194,095

Net change in net assets
from operations	$418,193	$783,720,376	$5,562,856	$8,268,628	$780,223	$11,559,484	$341,200

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Assets
Investments in Funds, at fair value	$342,137,326	$13,750,152	$1,290,189,961	$16,766,827	$1,618,599,841	$22,479,352	$863,333,954
Receivables:
Investments in Fund shares sold	226,323	424	547,167	454	889,558	7,789	391,788
Investment Division units sold	129,745	137	169,743	—	128,427	—	67,065
Total assets	342,493,394	13,750,713	1,290,906,871	16,767,281	1,619,617,826	22,487,141	863,792,807

Liabilities
Payables:
Investments in Fund shares purchased	129,745	137	169,743	—	128,427	—	67,065
Investment Division units redeemed	214,557	259	499,209	257	832,449	7,520	359,794
Insurance fees due to Jackson	11,766	165	47,958	197	57,109	269	31,994
Total liabilities	356,068	561	716,910	454	1,017,985	7,789	458,853
Net assets	$342,137,326	$13,750,152	$1,290,189,961	$16,766,827	$1,618,599,841	$22,479,352	$863,333,954
Maximum Unit Value	16.966720	16.916592	57.557547	59.269545	68.085007	70.026577	15.731355
Minimum Unit Value	14.096216	16.794093	27.959380	55.302012	35.998126	59.669468	11.357521

Investments in Funds, shares outstanding	20,785,986	817,488	43,973,755	552,267	42,471,788	556,282	57,941,876
Investments in Funds, at cost	$280,425,874	$11,114,867	$813,077,977	$12,884,152	$1,305,117,580	$20,196,466	$660,704,933

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,464,237	63,327	18,606,795	69,526	20,846,717	96,423	12,643,455
Total expenses	4,464,237	63,327	18,606,795	69,526	20,846,717	96,423	12,643,455
Net investment income (loss)	(4,464,237)	(63,327)	(18,606,795)	(69,526)	(20,846,717)	(96,423)	(12,643,455)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	16,676,808	660,850	124,736,472	802,941	81,012,302	406,683	44,648,190
Net change in unrealized appreciation
(depreciation) on investments in Funds	24,801,862	1,100,333	75,315,144	1,503,286	158,233,005	2,872,947	32,307,783
Net realized and unrealized gain (loss)	41,478,670	1,761,183	200,051,616	2,306,227	239,245,307	3,279,630	76,955,973

Net change in net assets
from operations	$37,014,433	$1,697,856	$181,444,821	$2,236,701	$218,398,590	$3,183,207	$64,312,518

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I
Assets
Investments in Funds, at fair value	$2,323,370	$780,610,550	$34,801,006	$1,934,568,615	$12,489,936	$627,678,567	$2,515,791
Receivables:
Investments in Fund shares sold	85	429,166	586	861,685	226	143,893	—
Investment Division units sold	7,678	128,678	—	49,157	—	83,312	—
Total assets	2,331,133	781,168,394	34,801,592	1,935,479,457	12,490,162	627,905,772	2,515,791

Liabilities
Payables:
Investments in Fund shares purchased	7,678	128,678	—	49,157	—	83,312	—
Investment Division units redeemed	57	402,707	177	789,937	73	120,281	—
Insurance fees due to Jackson	28	26,459	409	71,748	153	23,612	—
Total liabilities	7,763	557,844	586	910,842	226	227,205	—
Net assets	$2,323,370	$780,610,550	$34,801,006	$1,934,568,615	$12,489,936	$627,678,567	$2,515,791
Maximum Unit Value	15.682714	17.348524	17.334349	61.260321	57.796265	20.776782	19.897856
Minimum Unit Value	15.486568	14.509071	17.169137	30.568649	39.245692	11.781285	15.736914

Investments in Funds, shares outstanding	152,853	46,575,808	2,047,118	48,766,539	308,013	39,377,576	154,723
Investments in Funds, at cost	$2,009,442	$612,292,053	$27,777,044	$1,117,785,041	$9,546,543	$537,278,974	$2,398,342

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	11,352	9,369,632	140,175	27,859,032	53,870	9,438,732	11,132
Total expenses	11,352	9,369,632	140,175	27,859,032	53,870	9,438,732	11,132
Net investment income (loss)	(11,352)	(9,369,632)	(140,175)	(27,859,032)	(53,870)	(9,438,732)	(11,132)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	93,396	37,753,244	1,697,749	197,712,728	814,540	23,576,314	17,995
Net change in unrealized appreciation
(depreciation) on investments in Funds	131,072	83,769,826	3,674,898	65,348,752	712,467	8,188,950	105,687
Net realized and unrealized gain (loss)	224,468	121,523,070	5,372,647	263,061,480	1,527,007	31,765,264	123,682

Net change in net assets
from operations	$213,116	$112,153,438	$5,232,472	$235,202,448	$1,473,137	$22,326,532	$112,550

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Assets
Investments in Funds, at fair value	$3,769,248,179	$22,638,255	$1,569,833,971	$2,989,549	$3,502,382,803	$6,547,133	$2,885,095,307
Receivables:
Investments in Fund shares sold	728,248	1,108	468,742	465	1,431,994	247	1,908,973
Investment Division units sold	60,339	—	106,314	—	39,781	796	421,155
Total assets	3,770,036,766	22,639,363	1,570,409,027	2,990,014	3,503,854,578	6,548,176	2,887,425,435

Liabilities
Payables:
Investments in Fund shares purchased	60,339	—	106,314	—	39,781	796	421,155
Investment Division units redeemed	586,856	836	409,709	428	1,299,877	168	1,808,214
Insurance fees due to Jackson	141,392	272	59,033	37	132,117	79	100,759
Total liabilities	788,587	1,108	575,056	465	1,471,775	1,043	2,330,128
Net assets	$3,769,248,179	$22,638,255	$1,569,833,971	$2,989,549	$3,502,382,803	$6,547,133	$2,885,095,307
Maximum Unit Value	56.915740	53.684766	27.210647	24.072880	45.025495	42.475528	159.651482
Minimum Unit Value	25.181117	31.551959	14.675632	20.363209	20.189507	25.976658	45.306658

Investments in Funds, shares outstanding	118,158,250	694,425	76,242,544	142,089	133,373,298	243,932	41,410,870
Investments in Funds, at cost	$2,086,818,705	$18,153,632	$1,076,776,794	$2,563,400	$2,075,158,629	$5,553,324	$2,060,339,178

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	55,040,683	101,598	23,236,937	13,681	51,350,702	30,015	36,881,905
Total expenses	55,040,683	101,598	23,236,937	13,681	51,350,702	30,015	36,881,905
Net investment income (loss)	(55,040,683)	(101,598)	(23,236,937)	(13,681)	(51,350,702)	(30,015)	(36,881,905)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	396,182,348	1,140,779	103,684,086	82,435	298,351,954	312,849	183,024,565
Net change in unrealized appreciation
(depreciation) on investments in Funds	73,793,934	1,561,463	14,029,776	127,312	50,274,817	358,529	187,524,170
Net realized and unrealized gain (loss)	469,976,282	2,702,242	117,713,862	209,747	348,626,771	671,378	370,548,735

Net change in net assets
from operations	$414,935,599	$2,600,644	$94,476,925	$196,066	$297,276,069	$641,363	$333,666,830

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
Assets
Investments in Funds, at fair value	$49,100,514	$14,033,926	$115,915	$829,453,153	$22,111,332	$885,829,270	$22,208,397
Receivables:
Investments in Fund shares sold	105,630	952	223	562,155	—	1,036,676	3,754
Investment Division units sold	30,378	39,512	—	95,995	28,590	123,040	—
Total assets	49,236,522	14,074,390	116,138	830,111,303	22,139,922	886,988,986	22,212,151

Liabilities
Payables:
Investments in Fund shares purchased	30,378	39,512	—	95,995	28,590	123,040	—
Investment Division units redeemed	105,045	478	222	533,320	—	1,004,591	3,488
Insurance fees due to Jackson	585	474	1	28,835	—	32,085	266
Total liabilities	136,008	40,464	223	658,150	28,590	1,159,716	3,754
Net assets	$49,100,514	$14,033,926	$115,915	$829,453,153	$22,111,332	$885,829,270	$22,208,397
Maximum Unit Value	164.920016	10.300003	10.292053	29.951515	31.155079	27.098348	27.591246
Minimum Unit Value	133.445954	10.258132	10.291008	12.681281	25.209241	15.670865	24.512722

Investments in Funds, shares outstanding	672,149	1,362,517	11,254	62,980,498	1,568,180	47,960,437	1,168,863
Investments in Funds, at cost	$40,372,755	$14,003,552	$113,613	$848,515,605	$21,982,889	$623,514,985	$17,829,747

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	208,202	16,047	74	10,812,010	92,819	12,112,558	99,792
Total expenses	208,202	16,047	74	10,812,010	92,819	12,112,558	99,792
Net investment income (loss)	(208,202)	(16,047)	(74)	(10,812,010)	(92,819)	(12,112,558)	(99,792)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,244,576	7,317	1,120	(8,699,589)	(428)	62,522,836	1,345,557
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,044,548	30,374	2,302	17,620,202	246,609	61,799,265	1,867,817
Net realized and unrealized gain (loss)	6,289,124	37,691	3,422	8,920,613	246,181	124,322,101	3,213,374

Net change in net assets
from operations	$6,080,922	$21,644	$3,348	$(1,891,397)	$153,362	$112,209,543	$3,113,582

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A
Assets
Investments in Funds, at fair value	$115,454,598	$5,230,689	$412,393,659	$6,497,930	$414,288,094	$17,645,875	$911,175,403
Receivables:
Investments in Fund shares sold	39,737	73	252,859	170	77,942	241	397,673
Investment Division units sold	46,989	1,428	8,977	—	558,620	9,800	492,815
Total assets	115,541,324	5,232,190	412,655,495	6,498,100	414,924,656	17,655,916	912,065,891

Liabilities
Payables:
Investments in Fund shares purchased	46,989	1,428	8,977	—	558,620	9,800	492,815
Investment Division units redeemed	36,073	12	237,847	93	64,255	31	367,757
Insurance fees due to Jackson	3,664	61	15,012	77	13,687	210	29,916
Total liabilities	86,726	1,501	261,836	170	636,562	10,041	890,488
Net assets	$115,454,598	$5,230,689	$412,393,659	$6,497,930	$414,288,094	$17,645,875	$911,175,403
Maximum Unit Value	18.598238	18.247609	20.278323	20.277672	11.037589	11.001787	18.556039
Minimum Unit Value	14.383941	16.846880	16.687342	20.084872	9.682061	10.772803	9.643626

Investments in Funds, shares outstanding	7,666,308	345,716	22,064,936	342,537	41,595,190	1,761,065	78,958,007
Investments in Funds, at cost	$114,851,532	$5,372,879	$294,955,462	$5,575,547	$424,158,737	$18,186,245	$943,272,284

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A
Investment Income
Dividends	$3,554,174	$175,045	$167,112	$18,403	$25,660,223	$1,101,696	$—
Expenses
Asset-based charges	1,427,840	22,795	5,366,786	24,060	4,935,358	80,639	11,263,521
Total expenses	1,427,840	22,795	5,366,786	24,060	4,935,358	80,639	11,263,521
Net investment income (loss)	2,126,334	152,250	(5,199,674)	(5,657)	20,724,865	1,021,057	(11,263,521)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	8,173,809	121,517	—	—	—
Sales of investments in Funds	2,248,033	55,186	30,519,723	406,983	2,559,407	413,930	(8,133,695)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,995,374)	(190,609)	41,416,979	492,882	(8,299,701)	(506,581)	14,835,053
Net realized and unrealized gain (loss)	(2,747,341)	(135,423)	80,110,511	1,021,382	(5,740,294)	(92,651)	6,701,358

Net change in net assets
from operations	$(621,007)	$16,827	$74,910,837	$1,015,725	$14,984,571	$928,406	$(4,562,163)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
Assets
Investments in Funds, at fair value	$21,853,920	$800,494,138	$13,304,734	$1,422,436,824	$16,615,426	$354,489,266	$8,088,517
Receivables:
Investments in Fund shares sold	2,191	1,350,969	162	762,887	722	482,100	810
Investment Division units sold	49,364	119,192	—	763,488	—	251,572	—
Total assets	21,905,475	801,964,299	13,304,896	1,423,963,199	16,616,148	355,222,938	8,089,327

Liabilities
Payables:
Investments in Fund shares purchased	49,364	119,192	—	763,488	—	251,572	—
Investment Division units redeemed	1,932	1,322,833	3	712,599	523	469,730	713
Insurance fees due to Jackson	259	28,136	159	50,288	199	12,370	97
Total liabilities	51,555	1,470,161	162	1,526,375	722	733,672	810
Net assets	$21,853,920	$800,494,138	$13,304,734	$1,422,436,824	$16,615,426	$354,489,266	$8,088,517
Maximum Unit Value	19.086778	28.187045	28.655238	95.297129	98.822353	17.470009	17.450619
Minimum Unit Value	17.859677	14.349527	23.966901	43.772553	82.655409	14.621276	16.889144

Investments in Funds, shares outstanding	1,795,721	30,658,527	536,481	28,033,836	314,448	20,291,315	451,872
Investments in Funds, at cost	$22,240,505	$607,110,472	$10,272,053	$882,911,419	$12,635,574	$307,324,079	$7,133,455

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	90,750	8,754,716	47,764	17,536,679	71,484	4,775,691	37,759
Total expenses	90,750	8,754,716	47,764	17,536,679	71,484	4,775,691	37,759
Net investment income (loss)	(90,750)	(8,754,716)	(47,764)	(17,536,679)	(71,484)	(4,775,691)	(37,759)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(169,656)	76,653,999	1,331,309	135,362,409	1,736,005	19,468,467	433,042
Net change in unrealized appreciation
(depreciation) on investments in Funds	353,415	125,190,113	1,874,920	157,191,019	1,695,649	26,614,924	652,194
Net realized and unrealized gain (loss)	183,759	201,844,112	3,206,229	292,553,428	3,431,654	46,083,391	1,085,236

Net change in net assets
from operations	$93,009	$193,089,396	$3,158,465	$275,016,749	$3,360,170	$41,307,700	$1,047,477

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A
Assets
Investments in Funds, at fair value	$1,193,378,643	$24,385,170	$698,629,508	$18,081,108	$1,515,975,801	$20,329,519	$1,377,869,294
Receivables:
Investments in Fund shares sold	423,131	108,679	584,521	3,423	1,517,185	33,938	1,096,435
Investment Division units sold	119,552	—	214,699	48,599	531,544	—	136,822
Total assets	1,193,921,326	24,493,849	699,428,728	18,133,130	1,518,024,530	20,363,457	1,379,102,551

Liabilities
Payables:
Investments in Fund shares purchased	119,552	—	214,699	48,599	531,544	—	136,822
Investment Division units redeemed	380,658	108,391	559,624	3,208	1,462,907	33,697	1,047,750
Insurance fees due to Jackson	42,473	288	24,897	215	54,278	241	48,685
Total liabilities	542,683	108,679	799,220	52,022	2,048,729	33,938	1,233,257
Net assets	$1,193,378,643	$24,385,170	$698,629,508	$18,081,108	$1,515,975,801	$20,329,519	$1,377,869,294
Maximum Unit Value	52.789995	52.800530	13.198227	13.340776	64.254617	66.655112	40.989494
Minimum Unit Value	25.856441	50.150117	9.205872	12.298430	26.334120	55.750016	18.828202

Investments in Funds, shares outstanding	22,606,150	450,243	60,330,700	1,529,705	40,031,048	516,765	55,336,116
Investments in Funds, at cost	$780,377,924	$18,728,996	$658,988,453	$17,634,154	$1,208,994,325	$18,255,445	$953,951,950

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	15,821,494	107,815	9,828,081	81,162	23,103,373	97,080	16,018,191
Total expenses	15,821,494	107,815	9,828,081	81,162	23,103,373	97,080	16,018,191
Net investment income (loss)	(15,821,494)	(107,815)	(9,828,081)	(81,162)	(23,103,373)	(97,080)	(16,018,191)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	103,411,247	2,674,831	10,820,680	136,902	202,958,365	2,149,336	118,554,917
Net change in unrealized appreciation
(depreciation) on investments in Funds	56,332,206	748,412	31,294,428	981,436	(99,094,278)	(857,701)	198,791,031
Net realized and unrealized gain (loss)	159,743,453	3,423,243	42,115,108	1,118,338	103,864,087	1,291,635	317,345,948

Net change in net assets
from operations	$143,921,959	$3,315,428	$32,287,027	$1,037,176	$80,760,714	$1,194,555	$301,327,757

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I
Assets
Investments in Funds, at fair value	$23,899,195	$2,614,009,533	$32,236,082	$257,883,231	$8,287,534	$6,398,792,088	$118,840,333
Receivables:
Investments in Fund shares sold	17,573	1,355,983	644	28,010	490	4,029,051	55,346
Investment Division units sold	—	535,249	28,223	117,498	—	29,729,435	22,079
Total assets	23,916,768	2,615,900,765	32,264,949	258,028,739	8,288,024	6,432,550,574	118,917,758

Liabilities
Payables:
Investments in Fund shares purchased	—	535,249	28,223	117,498	—	29,729,435	22,079
Investment Division units redeemed	17,290	1,262,820	260	19,140	391	3,803,235	53,939
Insurance fees due to Jackson	283	93,163	384	8,870	99	225,816	1,407
Total liabilities	17,573	1,891,232	28,867	145,508	490	33,758,486	77,425
Net assets	$23,899,195	$2,614,009,533	$32,236,082	$257,883,231	$8,287,534	$6,398,792,088	$118,840,333
Maximum Unit Value	42.534917	70.927814	73.505983	20.680270	20.677473	92.946793	96.419484
Minimum Unit Value	35.595569	32.578611	61.476758	17.055929	20.012044	42.701543	80.644638

Investments in Funds, shares outstanding	936,856	59,490,431	714,452	12,470,176	390,737	102,725,832	1,829,439
Investments in Funds, at cost	$18,009,395	$1,964,003,489	$29,489,622	$216,360,048	$7,227,316	$3,254,168,333	$76,333,477

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	93,267	39,537,816	155,600	2,930,913	30,868	77,333,377	457,588
Total expenses	93,267	39,537,816	155,600	2,930,913	30,868	77,333,377	457,588
Net investment income (loss)	(93,267)	(39,537,816)	(155,600)	(2,930,913)	(30,868)	(77,333,377)	(457,588)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	2,021,834	250,725,494	1,863,913	20,885,297	554,075	854,359,747	12,956,393
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,626,003	(165,108,386)	(922,594)	8,571,363	292,169	874,853,581	17,384,503
Net realized and unrealized gain (loss)	5,647,837	85,617,108	941,319	29,456,660	846,244	1,729,213,328	30,340,896

Net change in net assets
from operations	$5,554,570	$46,079,292	$785,719	$26,525,747	$815,376	$1,651,879,951	$29,883,308

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Assets
Investments in Funds, at fair value	$1,847,870,009	$53,269,831	$125,134,967	$3,753,649	$7,593,518,999	$146,623,764	$175,419,068
Receivables:
Investments in Fund shares sold	1,573,509	11,317	75,890	184	4,868,661	115,578	23,246
Investment Division units sold	311,163	37,826	40,646	—	1,648,850	152,969	157,783
Total assets	1,849,754,681	53,318,974	125,251,503	3,753,833	7,600,036,510	146,892,311	175,600,097

Liabilities
Payables:
Investments in Fund shares purchased	311,163	37,826	40,646	—	1,648,850	152,969	157,783
Investment Division units redeemed	1,509,104	10,683	71,570	139	4,602,873	113,824	17,289
Insurance fees due to Jackson	64,405	634	4,320	45	265,788	1,754	5,957
Total liabilities	1,884,672	49,143	116,536	184	6,517,511	268,547	181,029
Net assets	$1,847,870,009	$53,269,831	$125,134,967	$3,753,649	$7,593,518,999	$146,623,764	$175,419,068
Maximum Unit Value	33.195672	34.167007	15.999996	15.978445	121.705004	120.350452	13.936988
Minimum Unit Value	16.857947	29.163212	13.195885	15.863016	48.138727	96.580977	11.664299

Investments in Funds, shares outstanding	116,658,460	3,172,712	7,820,935	229,021	100,204,790	2,884,591	12,583,864
Investments in Funds, at cost	$1,680,890,664	$48,691,309	$121,421,030	$3,671,042	$4,458,166,559	$99,969,146	$171,455,977

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	26,072,045	246,196	1,891,611	19,172	92,893,073	587,378	2,023,188
Total expenses	26,072,045	246,196	1,891,611	19,172	92,893,073	587,378	2,023,188
Net investment income (loss)	(26,072,045)	(246,196)	(1,891,611)	(19,172)	(92,893,073)	(587,378)	(2,023,188)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	55,768,817	1,868,398	9,398,587	276,294	797,753,130	14,635,144	1,444,616
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,590,896	49,782	(11,627,392)	(343,425)	790,134,550	15,278,175	3,628,638
Net realized and unrealized gain (loss)	66,359,713	1,918,180	(2,228,805)	(67,131)	1,587,887,680	29,913,319	5,073,254

Net change in net assets
from operations	$40,287,668	$1,671,984	$(4,120,416)	$(86,303)	$1,494,994,607	$29,325,941	$3,050,066

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
Assets
Investments in Funds, at fair value	$11,187,481	$3,076,955,855	$77,222,330	$14,043,535,741	$2,254,407,211	$66,469,814	$4,608,540,773
Receivables:
Investments in Fund shares sold	4,534	5,785,434	117,673	16,256,527	3,392,610	9,119	3,160,914
Investment Division units sold	11,498	900,783	—	8,927,625	297,981	9,656	123,759
Total assets	11,203,513	3,083,642,072	77,340,003	14,068,719,893	2,258,097,802	66,488,589	4,611,825,446

Liabilities
Payables:
Investments in Fund shares purchased	11,498	900,783	—	8,927,625	297,981	9,656	123,759
Investment Division units redeemed	4,401	5,677,123	116,752	15,769,764	3,313,144	8,330	2,995,844
Insurance fees due to Jackson	133	108,311	921	486,763	79,466	789	165,070
Total liabilities	16,032	6,686,217	117,673	25,184,152	3,690,591	18,775	3,284,673
Net assets	$11,187,481	$3,076,955,855	$77,222,330	$14,043,535,741	$2,254,407,211	$66,469,814	$4,608,540,773
Maximum Unit Value	13.882433	76.392031	78.324597	70.503142	60.785496	62.346289	24.579985
Minimum Unit Value	13.435635	35.806110	66.854449	32.980701	28.491088	53.215558	19.732986

Investments in Funds, shares outstanding	785,638	85,996,530	2,076,986	302,271,540	79,408,496	2,253,214	187,491,488
Investments in Funds, at cost	$10,558,449	$2,078,491,479	$59,945,787	$8,446,849,933	$1,704,056,785	$55,272,795	$3,266,075,017

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	48,483	40,337,744	324,396	170,761,274	29,662,535	278,906	61,673,939
Total expenses	48,483	40,337,744	324,396	170,761,274	29,662,535	278,906	61,673,939
Net investment income (loss)	(48,483)	(40,337,744)	(324,396)	(170,761,274)	(29,662,535)	(278,906)	(61,673,939)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	245,212	225,428,708	4,704,814	1,113,796,865	139,423,490	3,190,839	289,138,657
Net change in unrealized appreciation
(depreciation) on investments in Funds	243,645	161,504,051	4,556,507	1,741,524,866	34,422,121	1,897,667	687,998,701
Net realized and unrealized gain (loss)	488,857	386,932,759	9,261,321	2,855,321,731	173,845,611	5,088,506	977,137,358

Net change in net assets
from operations	$440,374	$346,595,015	$8,936,925	$2,684,560,457	$144,183,076	$4,809,600	$915,463,419

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Assets
Investments in Funds, at fair value	$67,938,037	$513,357,484	$13,043,220	$420,748,547	$11,088,380	$1,722,002,112	$28,673,707
Receivables:
Investments in Fund shares sold	33,011	362,742	646	172,743	180	1,534,040	35,807
Investment Division units sold	—	4,778,846	60,919	48,566	—	384,142	—
Total assets	67,971,048	518,499,072	13,104,785	420,969,856	11,088,560	1,723,920,294	28,709,514

Liabilities
Payables:
Investments in Fund shares purchased	—	4,778,846	60,919	48,566	—	384,142	—
Investment Division units redeemed	32,201	345,080	492	157,568	50	1,472,044	35,465
Insurance fees due to Jackson	810	17,662	154	15,175	130	61,996	342
Total liabilities	33,011	5,141,588	61,565	221,309	180	1,918,182	35,807
Net assets	$67,938,037	$513,357,484	$13,043,220	$420,748,547	$11,088,380	$1,722,002,112	$28,673,707
Maximum Unit Value	24.657074	26.026863	25.644828	55.349752	55.416294	50.464265	51.565391
Minimum Unit Value	24.340957	18.228437	22.799582	27.110628	52.635135	19.583816	45.188596

Investments in Funds, shares outstanding	2,701,314	23,526,924	583,850	9,540,783	247,453	82,788,563	1,344,921
Investments in Funds, at cost	$47,449,910	$453,726,106	$11,982,155	$284,636,018	$8,473,803	$1,188,769,716	$22,719,203

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	297,957	5,354,414	39,320	5,448,019	45,874	23,494,056	127,880
Total expenses	297,957	5,354,414	39,320	5,448,019	45,874	23,494,056	127,880
Net investment income (loss)	(297,957)	(5,354,414)	(39,320)	(5,448,019)	(45,874)	(23,494,056)	(127,880)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	5,483,195	18,126,300	242,740	29,779,625	691,071	136,648,406	2,435,462
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,055,177	68,648,135	1,310,925	36,613,111	1,068,617	91,960,904	1,331,824
Net realized and unrealized gain (loss)	14,538,372	86,774,435	1,553,665	66,392,736	1,759,688	228,609,310	3,767,286

Net change in net assets
from operations	$14,240,415	$81,420,021	$1,514,345	$60,944,717	$1,713,814	$205,115,254	$3,639,406

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Assets
Investments in Funds, at fair value	$8,244,458	$1,761,462	$60,480	$417,250,643	$16,179,429	$718,896,014	$18,681,715
Receivables:
Investments in Fund shares sold	463	—	—	38,007	2,797	134,500	566
Investment Division units sold	2,300	10,000	—	293,347	—	1,946,382	—
Total assets	8,247,221	1,771,462	60,480	417,581,997	16,182,226	720,976,896	18,682,281

Liabilities
Payables:
Investments in Fund shares purchased	2,300	10,000	—	293,347	—	1,946,382	—
Investment Division units redeemed	289	—	—	23,887	2,610	109,876	344
Insurance fees due to Jackson	174	—	—	14,120	187	24,624	222
Total liabilities	2,763	10,000	—	331,354	2,797	2,080,882	566
Net assets	$8,244,458	$1,761,462	$60,480	$417,250,643	$16,179,429	$718,896,014	$18,681,715
Maximum Unit Value	13.540007	10.698534	10.751007	26.995781	26.944678	22.136073	22.084323
Minimum Unit Value	12.888539	10.637635	10.747414	22.188548	26.749594	18.624606	21.936273

Investments in Funds, shares outstanding	608,896	163,705	5,610	15,840,951	600,573	56,605,985	1,447,073
Investments in Funds, at cost	$6,797,838	$1,809,448	$62,368	$332,938,073	$12,424,589	$697,682,124	$18,174,561

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)	JNL/Morningstar SMID Moat Focus Index Fund - Class I(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$5,523,662	$188,042
Expenses
Asset-based charges	58,608	3,301	34	4,780,502	65,619	9,905,071	84,136
Total expenses	58,608	3,301	34	4,780,502	65,619	9,905,071	84,136
Net investment income (loss)	(58,608)	(3,301)	(34)	(4,780,502)	(65,619)	(4,381,409)	103,906

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	54,964,027	1,408,422
Sales of investments in Funds	1,084,141	24,961	10	24,005,898	1,001,566	26,316,287	633,730
Net change in unrealized appreciation
(depreciation) on investments in Funds	227,932	(47,986)	(1,888)	39,805,580	1,754,945	(7,965,426)	(262,786)
Net realized and unrealized gain (loss)	1,312,073	(23,025)	(1,878)	63,811,478	2,756,511	73,314,888	1,779,366

Net change in net assets
from operations	$1,253,465	$(26,326)	$(1,912)	$59,030,976	$2,690,892	$68,933,479	$1,883,272

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A
Assets
Investments in Funds, at fair value	$35,154,431	$50,519,442	$581,647,327	$12,179,063	$2,050,943,798	$53,641,269	$982,035,268
Receivables:
Investments in Fund shares sold	191,550	2,972	393,709	189	628,123	2,545	667,108
Investment Division units sold	6,062	842	52,673	8,729	2,701,209	7,502	585,774
Total assets	35,352,043	50,523,256	582,093,709	12,187,981	2,054,273,130	53,651,316	983,288,150

Liabilities
Payables:
Investments in Fund shares purchased	6,062	842	52,673	8,729	2,701,209	7,502	585,774
Investment Division units redeemed	190,666	1,736	373,327	48	557,924	1,922	633,829
Insurance fees due to Jackson	884	1,236	20,382	141	70,199	623	33,279
Total liabilities	197,612	3,814	446,382	8,918	3,329,332	10,047	1,252,882
Net assets	$35,154,431	$50,519,442	$581,647,327	$12,179,063	$2,050,943,798	$53,641,269	$982,035,268
Maximum Unit Value	10.540583	13.109979	14.932555	15.059218	47.106481	46.697745	12.114429
Minimum Unit Value	8.884025	12.558591	9.828438	14.683532	33.460353	36.027072	9.887113

Investments in Funds, shares outstanding	2,095,020	3,853,504	45,441,197	929,699	61,185,674	1,567,541	83,648,660
Investments in Funds, at cost	$33,594,494	$45,456,939	$526,641,934	$11,233,028	$1,636,503,727	$42,643,118	$908,412,362

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	345,519	406,404	7,436,266	49,947	23,489,670	213,522	11,551,919
Total expenses	345,519	406,404	7,436,266	49,947	23,489,670	213,522	11,551,919
Net investment income (loss)	(345,519)	(406,404)	(7,436,266)	(49,947)	(23,489,670)	(213,522)	(11,551,919)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	560,498	5,523,594	11,880,518	203,624	93,141,803	2,227,338	16,406,546
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,670,436	3,775,277	19,274,664	457,867	188,864,449	5,542,404	26,183,888
Net realized and unrealized gain (loss)	2,230,934	9,298,871	31,155,182	661,491	282,006,252	7,769,742	42,590,434

Net change in net assets
from operations	$1,885,415	$8,892,467	$23,718,916	$611,544	$258,516,582	$7,556,220	$31,038,515

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Assets
Investments in Funds, at fair value	$39,608,938	$440,803,044	$17,483,270	$848,722,522	$16,002,788	$1,115,036,168	$15,500,617
Receivables:
Investments in Fund shares sold	661	646,957	335	852,633	4,282	753,330	230
Investment Division units sold	12,803	22,302	17,719	161,850	3,931	1,313,588	1,682
Total assets	39,622,402	441,472,303	17,501,324	849,737,005	16,011,001	1,117,103,086	15,502,529

Liabilities
Payables:
Investments in Fund shares purchased	12,803	22,302	17,719	161,850	3,931	1,313,588	1,682
Investment Division units redeemed	200	632,102	138	822,180	4,093	713,737	49
Insurance fees due to Jackson	461	14,855	197	30,453	189	39,593	181
Total liabilities	13,464	669,259	18,054	1,014,483	8,213	2,066,918	1,912
Net assets	$39,608,938	$440,803,044	$17,483,270	$848,722,522	$16,002,788	$1,115,036,168	$15,500,617
Maximum Unit Value	12.121784	14.242578	14.110369	18.765332	19.137410	37.674833	39.062592
Minimum Unit Value	11.990381	9.303439	12.970878	11.554928	18.269400	18.019917	32.323742

Investments in Funds, shares outstanding	3,303,498	35,808,533	1,396,427	73,737,839	1,350,446	67,130,414	782,069
Investments in Funds, at cost	$36,617,136	$435,584,632	$17,164,680	$834,985,769	$15,748,981	$947,392,338	$13,797,809

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	165,162	5,516,456	67,316	12,035,476	68,235	14,670,753	57,512
Total expenses	165,162	5,516,456	67,316	12,035,476	68,235	14,670,753	57,512
Net investment income (loss)	(165,162)	(5,516,456)	(67,316)	(12,035,476)	(68,235)	(14,670,753)	(57,512)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	887,224	119,727	2,508	3,068,417	63,321	32,760,664	280,983
Net change in unrealized appreciation
(depreciation) on investments in Funds	990,215	11,876,164	440,581	15,726,347	313,767	52,518,581	760,349
Net realized and unrealized gain (loss)	1,877,439	11,995,891	443,089	18,794,764	377,088	85,279,245	1,041,332

Net change in net assets
from operations	$1,712,277	$6,479,435	$375,773	$6,759,288	$308,853	$70,608,492	$983,820

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/PPM America Investment Grade Credit Fund - Class A	JNL/PPM America Investment Grade Credit Fund- Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Assets
Investments in Funds, at fair value	$974,716	$159,929	$533,027,557	$10,978,410	$377,803,374	$5,632,190	$1,949,753,312
Receivables:
Investments in Fund shares sold	—	—	483,835	173	85,850	—	1,825,976
Investment Division units sold	12,786	—	243,557	—	76,297	—	91,369
Total assets	987,502	159,929	533,754,949	10,978,583	377,965,521	5,632,190	1,951,670,657

Liabilities
Payables:
Investments in Fund shares purchased	12,786	—	243,557	—	76,297	—	91,369
Investment Division units redeemed	—	—	465,686	45	72,559	—	1,750,221
Insurance fees due to Jackson	—	—	18,149	128	13,291	—	75,755
Total liabilities	12,786	—	727,392	173	162,147	—	1,917,345
Net assets	$974,716	$159,929	$533,027,557	$10,978,410	$377,803,374	$5,632,190	$1,949,753,312
Maximum Unit Value	10.340173	10.411935	20.954733	20.326274	31.210066	31.814828	48.210847
Minimum Unit Value	10.263792	10.408435	13.931598	13.048406	19.028792	28.329436	25.740718

Investments in Funds, shares outstanding	93,633	15,319	41,352,021	838,687	38,908,689	584,859	80,402,198
Investments in Funds, at cost	$986,937	$162,596	$528,422,061	$10,743,971	$306,565,066	$4,739,261	$1,084,273,615

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Investment Grade Credit Fund- Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,598	84	6,864,782	45,344	5,065,198	22,630	28,937,597
Total expenses	1,598	84	6,864,782	45,344	5,065,198	22,630	28,937,597
Net investment income (loss)	(1,598)	(84)	(6,864,782)	(45,344)	(5,065,198)	(22,630)	(28,937,597)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	7,451	(5)	(65,570)	29,639	18,106,853	255,782	190,008,860
Net change in unrealized appreciation
(depreciation) on investments in Funds	(12,221)	(2,667)	11,228,483	208,938	21,406,414	269,534	156,045,257
Net realized and unrealized gain (loss)	(4,770)	(2,672)	11,162,913	238,577	39,513,267	525,316	346,054,117

Net change in net assets
from operations	$(6,368)	$(2,756)	$4,298,131	$193,233	$34,448,069	$502,686	$317,116,520

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
Assets
Investments in Funds, at fair value	$13,144,973	$486,755,569	$6,578,314	$70,177,336	$2,292,205	$12,873,297,703	$278,684,462
Receivables:
Investments in Fund shares sold	218	179,804	—	45,652	—	5,886,838	582,183
Investment Division units sold	—	78,109	—	713,232	22,079	3,651,389	6,376
Total assets	13,145,191	487,013,482	6,578,314	70,936,220	2,314,284	12,882,835,930	279,273,021

Liabilities
Payables:
Investments in Fund shares purchased	—	78,109	—	713,232	22,079	3,651,389	6,376
Investment Division units redeemed	74	164,852	—	43,161	—	5,455,472	578,877
Insurance fees due to Jackson	144	14,952	—	2,491	—	431,366	3,306
Total liabilities	218	257,913	—	758,884	22,079	9,538,227	588,559
Net assets	$13,144,973	$486,755,569	$6,578,314	$70,177,336	$2,292,205	$12,873,297,703	$278,684,462
Maximum Unit Value	49.254873	18.530013	18.444919	9.909998	9.912299	30.773141	30.561974
Minimum Unit Value	46.592587	14.649076	18.214134	9.868668	9.911348	21.805971	28.587701

Investments in Funds, shares outstanding	532,616	26,268,514	347,691	7,081,467	231,069	460,912,915	9,778,402
Investments in Funds, at cost	$10,189,480	$372,569,206	$5,799,539	$71,090,335	$2,326,554	$9,237,662,117	$214,518,319

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	51,188	5,555,798	23,211	91,972	963	156,295,852	1,164,581
Total expenses	51,188	5,555,798	23,211	91,972	963	156,295,852	1,164,581
Net investment income (loss)	(51,188)	(5,555,798)	(23,211)	(91,972)	(963)	(156,295,852)	(1,164,581)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	635,503	25,575,490	79,834	41,233	36	619,792,197	13,986,388
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,549,620	28,082,358	472,119	(912,999)	(34,349)	833,541,409	17,380,724
Net realized and unrealized gain (loss)	2,185,123	53,657,848	551,953	(871,766)	(34,313)	1,453,333,606	31,367,112

Net change in net assets
from operations	$2,133,935	$48,102,050	$528,742	$(963,738)	$(35,276)	$1,297,037,754	$30,202,531

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Operations is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Assets
Investments in Funds, at fair value	$8,197,132,802	$110,337,744	$4,543,718,242	$55,859,152	$1,014,651,146	$35,146,933	$177,517,524
Receivables:
Investments in Fund shares sold	6,075,635	245,376	2,379,039	1,612	1,459,550	1,827	1,679,494
Investment Division units sold	826,742	26,463	1,621,081	4,075	538,798	33,635	116,767
Total assets	8,204,035,179	110,609,583	4,547,718,362	55,864,839	1,016,649,494	35,182,395	179,313,785

Liabilities
Payables:
Investments in Fund shares purchased	826,742	26,463	1,621,081	4,075	538,798	33,635	116,767
Investment Division units redeemed	5,785,613	244,068	2,214,317	941	1,425,740	1,418	1,673,549
Insurance fees due to Jackson	290,022	1,308	164,722	671	33,810	409	5,945
Total liabilities	6,902,377	271,839	4,000,120	5,687	1,998,348	35,462	1,796,261
Net assets	$8,197,132,802	$110,337,744	$4,543,718,242	$55,859,152	$1,014,651,146	$35,146,933	$177,517,524
Maximum Unit Value	237.920279	247.788726	269.817276	281.142870	13.795871	14.086301	13.523252
Minimum Unit Value	60.702735	200.501495	64.109925	227.492597	8.176951	12.443480	10.835963

Investments in Funds, shares outstanding	89,108,955	1,138,676	56,896,046	654,548	92,073,607	3,099,377	14,201,402
Investments in Funds, at cost	$4,720,383,359	$76,156,230	$2,999,540,498	$45,597,526	$951,925,754	$33,223,738	$159,239,296

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	105,431,489	466,975	63,577,776	245,701	13,051,147	135,347	2,181,194
Total expenses	105,431,489	466,975	63,577,776	245,701	13,051,147	135,347	2,181,194
Net investment income (loss)	(105,431,489)	(466,975)	(63,577,776)	(245,701)	(13,051,147)	(135,347)	(2,181,194)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	823,436,775	9,295,987	372,410,614	2,762,239	15,967,039	601,827	6,186,780
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,271,312,486	18,447,063	48,619,004	2,003,417	32,975,639	983,452	7,597,098
Net realized and unrealized gain (loss)	2,094,749,261	27,743,050	421,029,618	4,765,656	48,942,678	1,585,279	13,783,878

Net change in net assets
from operations	$1,989,317,772	$27,276,075	$357,451,842	$4,519,955	$35,891,531	$1,449,932	$11,602,684

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Assets
Investments in Funds, at fair value	$5,022,699	$2,748,629,467	$59,276,956	$1,831,221,276	$53,659,566	$483,168,040	$21,929,624
Receivables:
Investments in Fund shares sold	237	1,695,302	3,187	806,052	5,567	36,493	390
Investment Division units sold	802	592,265	2,213	293,308	—	13,048	—
Total assets	5,023,738	2,750,917,034	59,282,356	1,832,320,636	53,665,133	483,217,581	21,930,014

Liabilities
Payables:
Investments in Fund shares purchased	802	592,265	2,213	293,308	—	13,048	—
Investment Division units redeemed	177	1,599,068	2,481	741,651	4,926	20,698	134
Insurance fees due to Jackson	60	96,234	706	64,401	641	15,795	256
Total liabilities	1,039	2,287,567	5,400	1,099,360	5,567	49,541	390
Net assets	$5,022,699	$2,748,629,467	$59,276,956	$1,831,221,276	$53,659,566	$483,168,040	$21,929,624
Maximum Unit Value	13.380313	74.452983	76.771988	16.440000	16.524427	13.360001	13.443784
Minimum Unit Value	13.067210	35.080918	64.638475	13.412162	16.050692	11.385952	13.346405

Investments in Funds, shares outstanding	398,311	97,572,931	1,973,268	111,388,155	3,165,756	36,165,272	1,590,256
Investments in Funds, at cost	$4,523,699	$1,954,833,441	$46,547,277	$1,540,281,367	$43,574,775	$425,458,978	$19,353,016

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	21,546	36,774,942	255,745	24,259,562	230,126	5,955,461	89,661
Total expenses	21,546	36,774,942	255,745	24,259,562	230,126	5,955,461	89,661
Net investment income (loss)	(21,546)	(36,774,942)	(255,745)	(24,259,562)	(230,126)	(5,955,461)	(89,661)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	125,188	196,508,151	3,378,456	51,773,935	1,767,631	10,874,396	260,531
Net change in unrealized appreciation
(depreciation) on investments in Funds	275,135	193,250,997	4,541,332	157,351,135	4,191,314	23,231,175	1,257,175
Net realized and unrealized gain (loss)	400,323	389,759,148	7,919,788	209,125,070	5,958,945	34,105,571	1,517,706

Net change in net assets
from operations	$378,777	$352,984,206	$7,664,043	$184,865,508	$5,728,819	$28,150,110	$1,428,045

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
Assets
Investments in Funds, at fair value	$835,820,842	$32,929,912	$1,196,391	$658,003,951	$18,995,876	$45,037,564	$1,631,537
Receivables:
Investments in Fund shares sold	1,438,590	1,349	413	198,521	458	19,553	—
Investment Division units sold	65,289	224,896	—	309,972	13,218	5,375	—
Total assets	837,324,721	33,156,157	1,196,804	658,512,444	19,009,552	45,062,492	1,631,537

Liabilities
Payables:
Investments in Fund shares purchased	65,289	224,896	—	309,972	13,218	5,375	—
Investment Division units redeemed	1,410,761	961	385	175,826	232	18,075	—
Insurance fees due to Jackson	27,829	388	28	22,695	226	1,478	—
Total liabilities	1,503,879	226,245	413	508,493	13,676	24,928	—
Net assets	$835,820,842	$32,929,912	$1,196,391	$658,003,951	$18,995,876	$45,037,564	$1,631,537
Maximum Unit Value	14.849997	14.935301	8.470069	24.937374	24.686217	14.245244	14.056949
Minimum Unit Value	12.702220	14.827197	8.168431	17.671499	23.408662	10.862181	13.707193

Investments in Funds, shares outstanding	56,284,232	2,149,472	141,250	45,631,342	1,293,997	3,432,741	123,042
Investments in Funds, at cost	$700,893,967	$27,552,160	$1,204,399	$746,297,541	$21,361,476	$41,391,614	$1,482,063

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$44,626	$—	$—
Expenses
Asset-based charges	10,348,244	147,549	11,744	8,935,651	87,805	625,950	8,648
Total expenses	10,348,244	147,549	11,744	8,935,651	87,805	625,950	8,648
Net investment income (loss)	(10,348,244)	(147,549)	(11,744)	(8,935,651)	(43,179)	(625,950)	(8,648)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	15,748,572	443,809	—	—
Sales of investments in Funds	21,950,221	1,052,860	(104,691)	(18,367,978)	(603,447)	2,386,397	126,345
Net change in unrealized appreciation
(depreciation) on investments in Funds	55,034,331	2,219,415	144,352	47,823,512	1,413,846	160,580	(25,901)
Net realized and unrealized gain (loss)	76,984,552	3,272,275	39,661	45,204,106	1,254,208	2,546,977	100,444

Net change in net assets
from operations	$66,636,308	$3,124,726	$27,917	$36,268,455	$1,211,029	$1,921,027	$91,796

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Equity Income Fund - Class A
Assets
Investments in Funds, at fair value	$326,725,171	$4,519,717	$473,361,335	$11,006,398	$8,510,237,320	$79,431,083	$634,597,192
Receivables:
Investments in Fund shares sold	132,872	371	369,614	435	2,453,626	179,090	378,007
Investment Division units sold	73,840	3,104	187,844	12,580	848,270	—	139,073
Total assets	326,931,883	4,523,192	473,918,793	11,019,413	8,513,539,216	79,610,173	635,114,272

Liabilities
Payables:
Investments in Fund shares purchased	73,840	3,104	187,844	12,580	848,270	—	139,073
Investment Division units redeemed	121,489	319	352,767	303	2,157,287	178,146	356,466
Insurance fees due to Jackson	11,383	52	16,847	132	296,339	944	21,541
Total liabilities	206,712	3,475	557,458	13,015	3,301,896	179,090	517,080
Net assets	$326,725,171	$4,519,717	$473,361,335	$11,006,398	$8,510,237,320	$79,431,083	$634,597,192
Maximum Unit Value	12.191261	12.286598	35.259176	37.476857	110.421340	114.945011	19.200000
Minimum Unit Value	8.513780	11.353299	16.073395	30.323866	38.133549	104.720728	15.994038

Investments in Funds, shares outstanding	42,933,662	581,688	43,467,524	936,715	223,600,560	1,984,289	33,051,937
Investments in Funds, at cost	$391,269,486	$4,686,964	$535,455,566	$12,664,324	$5,740,103,480	$59,995,178	$470,033,499

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Equity Income Fund - Class A
Investment Income
Dividends	$16,838,175	$237,711	$1,633,303	$69,624	$—	$—	$—
Expenses
Asset-based charges	4,351,717	18,689	7,146,427	50,496	109,437,150	343,102	8,226,747
Total expenses	4,351,717	18,689	7,146,427	50,496	109,437,150	343,102	8,226,747
Net investment income (loss)	12,486,458	219,022	(5,513,124)	19,128	(109,437,150)	(343,102)	(8,226,747)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—	—	—
Sales of investments in Funds	(15,043,140)	(24,166)	(10,061,948)	(296,638)	498,439,174	3,861,189	41,673,257
Net change in unrealized appreciation
(depreciation) on investments in Funds	11,717,689	(27,211)	8,261,366	188,937	663,338,325	7,022,697	35,511,048
Net realized and unrealized gain (loss)	(3,325,451)	(51,377)	(1,800,582)	(107,701)	1,161,777,499	10,883,886	77,184,305

Net change in net assets
from operations	$9,161,007	$167,645	$(7,313,706)	$(88,573)	$1,052,340,349	$10,540,784	$68,957,558

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2024

	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments in Funds, at fair value	$20,679,748	$549,488,681	$4,066,339	$674,550,301	$6,800,767
Receivables:
Investments in Fund shares sold	163,401	205,137	523	242,368	461
Investment Division units sold	9,442	90,275	1,172	113,251	—
Total assets	20,852,591	549,784,093	4,068,034	674,905,920	6,801,228

Liabilities
Payables:
Investments in Fund shares purchased	9,442	90,275	1,172	113,251	—
Investment Division units redeemed	163,154	185,343	476	217,874	379
Insurance fees due to Jackson	247	19,794	47	24,494	82
Total liabilities	172,843	295,412	1,695	355,619	461
Net assets	$20,679,748	$549,488,681	$4,066,339	$674,550,301	$6,800,767
Maximum Unit Value	19.197363	22.998708	22.495563	80.426593	82.579463
Minimum Unit Value	18.511916	11.136604	22.057379	41.715856	70.883512

Investments in Funds, shares outstanding	1,052,940	54,190,205	387,640	19,136,179	183,954
Investments in Funds, at cost	$15,318,385	$532,488,824	$3,938,314	$485,027,479	$5,441,991

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2024

	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—
Expenses
Asset-based charges	98,798	7,830,909	17,844	9,415,603	35,706
Total expenses	98,798	7,830,909	17,844	9,415,603	35,706
Net investment income (loss)	(98,798)	(7,830,909)	(17,844)	(9,415,603)	(35,706)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from Funds	—	—	—	—	—
Sales of investments in Funds	1,856,984	2,346,716	40,462	45,068,210	806,651
Net change in unrealized appreciation
(depreciation) on investments in Funds	910,387	30,596,719	191,981	28,252,999	12,031
Net realized and unrealized gain (loss)	2,767,371	32,943,435	232,443	73,321,209	818,682

Net change in net assets
from operations	$2,668,573	$25,112,526	$214,599	$63,905,606	$782,976

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(17,670,109)	$(69,731)	$(43,700)	$(6,238,720)	$(31,097)	$(7,883)	$(36,951,802)
Net realized gain (loss) on investments in Funds	92,120,691	542,924	83,356	9,683,836	27,657	39,518	147,052,961
Net change in unrealized appreciation
(depreciation) on investments in Funds	61,735,240	1,280,551	1,328	18,722,209	378,250	70,764	136,922,789
Net change in net assets
from operations	136,185,822	1,753,744	40,984	22,167,325	374,810	102,399	247,023,948

Contract transactions
Purchase payments	42,135,930	1,063,723	6,102,118	22,472,916	180,455	680,991	55,873,546
Surrenders and terminations	(143,862,769)	(565,881)	(227,006)	(70,809,904)	(102,889)	(151,461)	(331,565,890)
Transfers between Investment Divisions	(41,295,009)	(277,719)	499,030	(1,457,963)	270,738	(52,533)	(50,201,683)
Contract owner charges	(17,614,342)	(241,186)	(1,612)	(4,611,971)	(45,260)	(85)	(36,776,187)
Net change in net assets
from contract transactions	(160,636,190)	(21,063)	6,372,530	(54,406,922)	303,044	476,912	(362,670,214)

Net change in net assets	(24,450,368)	1,732,681	6,413,514	(32,239,597)	677,854	579,311	(115,646,266)

Net assets beginning of year	1,347,296,475	14,323,077	8,830,741	539,310,223	7,115,754	1,690,885	2,803,965,985

Net assets end of year	$1,322,846,107	$16,055,758	$15,244,255	$507,070,626	$7,793,608	$2,270,196	$2,688,319,719

Contract unit transactions
Units outstanding at beginning of year	68,950,136	738,283	931,281	43,840,380	519,600	179,276	142,635,310
Units issued	5,474,733	132,517	810,602	5,721,286	60,047	104,745	7,566,818
Units redeemed	(13,207,970)	(136,572)	(370,439)	(10,090,396)	(39,651)	(54,155)	(25,054,509)
Units outstanding at end of year	61,216,899	734,228	1,371,444	39,471,270	539,996	229,866	125,147,619
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$116,731,913	$2,748,179	$9,567,400	$72,449,728	$851,040	$998,957	$161,557,809
Proceeds from sales	$295,038,212	$2,838,973	$3,238,570	$133,095,370	$579,093	$529,928	$561,179,825

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$(86,637)	$1,578,539	$134,114	$339,987	$(30,067)	$(25,016,301)	$(46,362)
Net realized gain (loss) on investments in Funds	632,434	8,680,222	192,548	167,174	206,579	78,420,648	547,542
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,431,494	17,571,245	603,055	(432,947)	731,777	64,381,714	267,471
Net change in net assets
from operations	1,977,291	27,830,006	929,717	74,214	908,289	117,786,061	768,651

Contract transactions
Purchase payments	3,412,952	18,924,244	353,217	4,065,620	3,570,373	30,029,510	463,270
Surrenders and terminations	(1,429,634)	(29,587,501)	(564,450)	(421,673)	(146,173)	(257,290,522)	(476,206)
Transfers between Investment Divisions	(901,155)	(5,066,577)	666,432	(143,573)	93,118	(27,592,204)	(3,053,201)
Contract owner charges	(205,491)	(2,374,492)	(99,565)	(786)	(809)	(25,285,699)	(102,918)
Net change in net assets
from contract transactions	876,672	(18,104,326)	355,634	3,499,588	3,516,509	(280,138,915)	(3,169,055)

Net change in net assets	2,853,963	9,725,680	1,285,351	3,573,802	4,424,798	(162,352,854)	(2,400,404)

Net assets beginning of year	18,785,749	284,908,687	8,046,066	6,745,951	5,977,021	1,988,098,666	11,784,562

Net assets end of year	$21,639,712	$294,634,367	$9,331,417	$10,319,753	$10,401,819	$1,825,745,812	$9,384,158

Contract unit transactions
Units outstanding at beginning of year	974,391	13,877,543	398,389	500,953	419,859	132,041,639	707,618
Units issued	220,708	2,120,454	105,805	332,310	249,189	6,948,680	68,216
Units redeemed	(172,842)	(2,950,995)	(99,603)	(138,723)	(124,651)	(24,813,418)	(247,073)
Units outstanding at end of year	1,022,257	13,047,002	404,591	694,540	544,397	114,176,901	528,761
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,441,662	$53,899,349	$2,698,837	$5,549,595	$4,909,434	$110,566,769	$1,164,287
Proceeds from sales	$3,651,627	$68,095,942	$2,138,220	$1,669,763	$1,422,992	$415,721,985	$4,379,704

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$2,318,468	$187,668	$(46,018,993)	$(60,249)	$2,695,593	$125,941	$(2,001,960)
Net realized gain (loss) on investments in Funds	143,112	(20,673)	186,208,426	392,942	5,321,074	126,293	5,320,103
Net change in unrealized appreciation
(depreciation) on investments in Funds	6,899,069	423,911	123,881,735	806,472	13,615,522	364,594	11,603,970
Net change in net assets
from operations	9,360,649	590,906	264,071,168	1,139,165	21,632,189	616,828	14,922,113

Contract transactions
Purchase payments	10,639,540	710,612	43,064,146	994,525	14,042,419	398,220	4,847,435
Surrenders and terminations	(14,373,737)	(555,727)	(445,505,248)	(1,151,788)	(32,557,667)	(626,957)	(22,637,114)
Transfers between Investment Divisions	(8,513,500)	(1,404,885)	(42,240,216)	109,056	(5,333,664)	(231,882)	(3,357,382)
Contract owner charges	(1,464,252)	(85,648)	(45,971,019)	(172,993)	(1,919,985)	(95,569)	(787,589)
Net change in net assets
from contract transactions	(13,711,949)	(1,335,648)	(490,652,337)	(221,200)	(25,768,897)	(556,188)	(21,934,650)

Net change in net assets	(4,351,300)	(744,742)	(226,581,169)	917,965	(4,136,708)	60,640	(7,012,537)

Net assets beginning of year	174,976,709	8,291,574	3,575,332,081	12,892,630	285,786,769	6,810,071	188,668,334

Net assets end of year	$170,625,409	$7,546,832	$3,348,750,912	$13,810,595	$281,650,061	$6,870,711	$181,655,797

Contract unit transactions
Units outstanding at beginning of year	12,300,562	557,014	190,493,444	700,429	16,223,257	385,839	17,324,603
Units issued	1,676,717	65,185	7,005,119	129,314	1,956,153	85,087	2,003,487
Units redeemed	(2,616,911)	(144,874)	(32,168,347)	(141,899)	(3,363,472)	(110,469)	(3,947,182)
Units outstanding at end of year	11,360,368	477,325	165,330,216	687,844	14,815,938	360,457	15,380,908
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$29,296,456	$1,220,936	$142,621,161	$2,510,992	$44,124,993	$1,849,445	$22,403,240
Proceeds from sales	$40,689,937	$2,368,916	$679,292,491	$2,792,441	$65,066,559	$2,230,129	$46,339,850

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Operations
Net investment income (loss)	$(22,465)	$(1,392,332)	$81,593	$(13,823,785)	$(71,135)	$9,233,981	$203,665
Net realized gain (loss) on investments in Funds	127,103	(1,931,053)	(161,922)	49,219,234	894,370	(17,040,573)	(164,578)
Net change in unrealized appreciation
(depreciation) on investments in Funds	358,693	21,907,713	490,901	34,478,329	425,078	21,866,794	199,465
Net change in net assets
from operations	463,331	18,584,328	410,572	69,873,778	1,248,313	14,060,202	238,552

Contract transactions
Purchase payments	329,065	8,292,227	547,228	26,181,350	1,436,912	10,087,460	473,969
Surrenders and terminations	(588,211)	(67,684,262)	(1,573,169)	(151,095,984)	(2,041,889)	(43,630,392)	(374,886)
Transfers between Investment Divisions	142,409	(12,969,512)	109,102	(39,593,144)	(1,503,231)	(1,739,584)	76,927
Contract owner charges	(70,289)	(6,730,415)	(96,617)	(12,380,985)	(144,373)	(4,949,620)	(59,386)
Net change in net assets
from contract transactions	(187,026)	(79,091,962)	(1,013,456)	(176,888,763)	(2,252,581)	(40,232,136)	116,624

Net change in net assets	276,305	(60,507,634)	(602,884)	(107,014,985)	(1,004,268)	(26,171,934)	355,176

Net assets beginning of year	4,913,074	572,335,990	8,850,039	1,107,975,970	16,449,693	398,560,755	5,253,178

Net assets end of year	$5,189,379	$511,828,356	$8,247,155	$1,000,960,985	$15,445,425	$372,388,821	$5,608,354

Contract unit transactions
Units outstanding at beginning of year	415,040	46,289,076	568,289	86,302,567	1,256,793	30,860,195	382,151
Units issued	100,399	3,820,729	135,656	14,214,359	514,536	4,241,900	147,778
Units redeemed	(114,774)	(10,040,856)	(195,603)	(27,609,448)	(681,770)	(7,289,985)	(140,953)
Units outstanding at end of year	400,665	40,068,949	508,342	72,907,478	1,089,559	27,812,110	388,976
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,234,404	$54,981,603	$2,303,549	$190,522,409	$7,248,220	$70,944,256	$2,346,738
Proceeds from sales	$1,443,895	$135,465,897	$3,235,412	$381,234,957	$9,571,936	$101,942,411	$2,026,449

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL Multi-Manager U.S. Select Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(5,573,237)	$(60,828)	$(23,678,169)	$(144,017)	$(16,358,728)	$(92,612)	$(15,514)
Net realized gain (loss) on investments in Funds	18,335,187	783,804	71,411,256	197,424	66,588,248	1,289,830	7,970
Net change in unrealized appreciation
(depreciation) on investments in Funds	11,370,924	206,278	93,598,562	2,961,555	43,554,971	595,493	(108,661)
Net change in net assets
from operations	24,132,874	929,254	141,331,649	3,014,962	93,784,491	1,792,711	(116,205)

Contract transactions
Purchase payments	21,145,018	539,664	49,024,358	1,792,126	31,061,163	1,845,698	502,944
Surrenders and terminations	(37,220,707)	(1,237,079)	(189,041,224)	(2,896,583)	(144,351,079)	(1,978,460)	(22,686)
Transfers between Investment Divisions	(24,316,841)	(2,368,062)	(66,859,564)	(1,258,465)	90,921,987	402,976	10,225,016
Contract owner charges	(5,703,073)	(161,243)	(24,597,108)	(419,923)	(16,206,611)	(267,132)	(2,206)
Net change in net assets
from contract transactions	(46,095,603)	(3,226,720)	(231,473,538)	(2,782,845)	(38,574,540)	3,082	10,703,068

Net change in net assets	(21,962,729)	(2,297,466)	(90,141,889)	232,117	55,209,951	1,795,793	10,586,863

Net assets beginning of year	445,936,672	15,067,772	1,825,506,098	32,540,339	1,190,536,694	19,984,578	—

Net assets end of year	$423,973,943	$12,770,306	$1,735,364,209	$32,772,456	$1,245,746,645	$21,780,371	$10,586,863

Contract unit transactions
Units outstanding at beginning of year	24,390,770	759,657	24,731,712	302,387	39,074,780	507,832	—
Units issued	3,495,524	133,742	3,260,594	63,217	8,430,103	183,659	719,620
Units redeemed	(5,956,423)	(291,057)	(6,346,413)	(86,504)	(9,676,345)	(183,303)	(52,511)
Units outstanding at end of year	21,929,871	602,342	21,645,893	279,100	37,828,538	508,188	667,109
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$66,904,456	$2,776,459	$251,423,569	$6,876,903	$269,585,311	$7,603,053	$11,527,603
Proceeds from sales	$118,573,296	$6,064,007	$506,575,276	$9,803,765	$324,518,579	$7,692,583	$840,049

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL Multi-Manager U.S. Select Equity Fund - Class I(a)	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Operations
Net investment income (loss)	$(74)	$(1,823,422)	$(24,611)	$(118,198)	$(2,372)	$(36,212,664)	$(239,734)
Net realized gain (loss) on investments in Funds	2	28,608,978	106,076	406,684	29,716	118,424,207	2,677,218
Net change in unrealized appreciation
(depreciation) on investments in Funds	(5,825)	62,936,354	444,610	90,481	(10,005)	296,940,630	5,454,012
Net change in net assets
from operations	(5,897)	89,721,910	526,075	378,967	17,339	379,152,173	7,891,496

Contract transactions
Purchase payments	—	72,127,803	2,372,777	2,356,130	26,394	215,921,324	3,630,691
Surrenders and terminations	(199)	(33,247,580)	(215,667)	(481,941)	(464)	(240,121,784)	(5,388,493)
Transfers between Investment Divisions	235,142	(7,905,747)	381,481	2,881	(258,796)	66,936,416	3,944,169
Contract owner charges	(294)	(4,263,161)	(1,147)	(102,476)	(4,306)	(37,163,569)	(703,593)
Net change in net assets
from contract transactions	234,649	26,711,315	2,537,444	1,774,594	(237,172)	5,572,387	1,482,774

Net change in net assets	228,752	116,433,225	3,063,519	2,153,561	(219,833)	384,724,560	9,374,270

Net assets beginning of year	—	357,911,988	5,037,377	9,387,888	557,771	2,601,568,165	48,087,611

Net assets end of year	$228,752	$474,345,213	$8,100,896	$11,541,449	$337,938	$2,986,292,725	$57,461,881

Contract unit transactions
Units outstanding at beginning of year	—	17,462,462	360,142	886,648	51,923	116,774,966	1,561,992
Units issued	14,154	5,419,960	244,946	447,759	11,146	20,438,571	487,750
Units redeemed	(30)	(4,276,154)	(107,080)	(296,177)	(33,406)	(20,599,215)	(427,859)
Units outstanding at end of year	14,124	18,606,268	498,008	1,038,230	29,663	116,614,322	1,621,883
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$235,142	$127,262,052	$3,638,818	$5,054,779	$127,812	$504,881,207	$15,864,195
Proceeds from sales	$567	$102,374,159	$1,125,985	$3,398,383	$367,356	$535,521,484	$14,621,155

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Operations
Net investment income (loss)	$(4,698,151)	$(66,576)	$(4,816,824)	$(37,389)	$(4,014,437)	$(18,429)	$(11,218,908)
Net realized gain (loss) on investments in Funds	1,621,694	84,210	10,473,577	263,995	(5,523,769)	(83,561)	46,377,287
Net change in unrealized appreciation
(depreciation) on investments in Funds	(3,560)	124,938	25,144,113	543,778	(4,398,928)	(37,757)	63,584,626
Net change in net assets
from operations	(3,080,017)	142,572	30,800,866	770,384	(13,937,134)	(139,747)	98,743,005

Contract transactions
Purchase payments	43,447,222	1,774,144	32,942,859	800,383	4,861,503	317,200	57,024,997
Surrenders and terminations	(30,021,067)	(981,526)	(25,522,605)	(480,337)	(39,874,025)	(435,718)	(69,752,451)
Transfers between Investment Divisions	91,073,548	3,910,709	8,299,075	(172)	12,231,542	87,087	20,582,315
Contract owner charges	(4,454,883)	(102,271)	(4,655,137)	(95,205)	(4,282,568)	(36,788)	(9,961,934)
Net change in net assets
from contract transactions	100,044,820	4,601,056	11,064,192	224,669	(27,063,548)	(68,219)	(2,107,073)

Net change in net assets	96,964,803	4,743,628	41,865,058	995,053	(41,000,682)	(207,966)	96,635,932

Net assets beginning of year	330,476,406	12,654,232	358,344,765	7,860,215	319,304,387	4,288,611	832,271,251

Net assets end of year	$427,441,209	$17,397,860	$400,209,823	$8,855,268	$278,303,705	$4,080,645	$928,907,183

Contract unit transactions
Units outstanding at beginning of year	37,068,999	1,377,899	28,895,867	598,354	33,972,191	379,224	35,439,618
Units issued	23,447,519	916,037	5,933,079	133,403	4,239,715	113,656	7,098,307
Units redeemed	(12,428,465)	(413,760)	(5,077,851)	(116,753)	(7,191,521)	(118,982)	(7,200,617)
Units outstanding at end of year	48,088,053	1,880,176	29,751,095	615,004	31,020,385	373,898	35,337,308
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$210,573,431	$8,402,596	$77,420,988	$1,858,085	$39,135,123	$1,253,578	$183,773,162
Proceeds from sales	$115,226,762	$3,868,116	$71,173,620	$1,670,805	$70,213,108	$1,340,226	$197,099,143

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Operations
Net investment income (loss)	$(115,446)	$(7,893,526)	$(49,264)	$(46,253,990)	$(216,604)	$(68,570,669)	$(506,933)
Net realized gain (loss) on investments in Funds	1,467,228	19,852,781	(1,564)	204,194,715	2,402,343	364,045,823	8,813,958
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,722,362	(7,640,167)	272,067	222,146,564	3,549,810	1,099,618,721	22,317,394
Net change in net assets
from operations	3,074,144	4,319,088	221,239	380,087,289	5,735,549	1,395,093,875	30,624,419

Contract transactions
Purchase payments	2,241,545	17,161,137	833,959	202,868,196	3,044,717	466,802,326	14,434,443
Surrenders and terminations	(1,711,231)	(68,053,936)	(1,495,771)	(333,143,118)	(4,180,240)	(446,069,752)	(10,683,169)
Transfers between Investment Divisions	(1,176,081)	(882,486)	(202,258)	(15,364,590)	(5,117,352)	254,430,021	5,726,694
Contract owner charges	(325,031)	(8,607,178)	(134,455)	(50,417,552)	(636,232)	(68,225,541)	(1,392,573)
Net change in net assets
from contract transactions	(970,798)	(60,382,463)	(998,525)	(196,057,064)	(6,889,107)	206,937,054	8,085,395

Net change in net assets	2,103,346	(56,063,375)	(777,286)	184,030,225	(1,153,558)	1,602,030,929	38,709,814

Net assets beginning of year	23,290,757	621,857,962	11,053,022	3,416,869,951	49,039,692	4,660,906,940	96,114,467

Net assets end of year	$25,394,103	$565,794,587	$10,275,736	$3,600,900,176	$47,886,134	$6,262,937,869	$134,824,281

Contract unit transactions
Units outstanding at beginning of year	943,979	32,341,524	480,065	154,479,507	2,002,266	106,196,750	1,956,802
Units issued	234,037	4,298,658	176,946	19,928,938	215,265	25,776,392	714,761
Units redeemed	(271,239)	(7,444,100)	(218,129)	(28,354,708)	(481,847)	(22,039,527)	(581,312)
Units outstanding at end of year	906,777	29,196,082	438,882	146,053,737	1,735,684	109,933,615	2,090,251
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$6,511,328	$84,749,416	$4,084,399	$476,675,413	$5,722,809	$1,317,163,443	$41,081,433
Proceeds from sales	$7,597,572	$153,025,405	$5,132,188	$718,986,467	$12,828,520	$1,178,797,058	$33,502,971

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Allocation Fund - Class A(a)	JNL/American Funds Moderate Allocation Fund - Class I(a)	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(133,980,427)	$(664,616)	$(17,568,287)	$(78,992)	$(2,973)	$—	$(30,263,328)
Net realized gain (loss) on investments in Funds	959,863,726	13,802,098	47,177,040	487,186	(177)	—	115,920,282
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,238,804,626	18,573,783	(3,005,710)	72,571	(34,710)	—	98,898,361
Net change in net assets
from operations	2,064,687,925	31,711,265	26,603,043	480,765	(37,860)	—	184,555,315

Contract transactions
Purchase payments	614,166,392	19,575,283	32,249,710	2,000,053	1,287,208	—	55,738,522
Surrenders and terminations	(1,138,764,205)	(17,615,864)	(158,991,116)	(2,053,264)	(467)	—	(250,098,504)
Transfers between Investment Divisions	(160,086,619)	(6,011,069)	(23,125,184)	21,990	2,311,761	—	(35,903,891)
Contract owner charges	(137,232,024)	(2,099,747)	(17,532,443)	(227,894)	(3,066)	—	(30,782,317)
Net change in net assets
from contract transactions	(821,916,456)	(6,151,397)	(167,399,033)	(259,115)	3,595,436	—	(261,046,190)

Net change in net assets	1,242,771,469	25,559,868	(140,795,990)	221,650	3,557,576	—	(76,490,875)

Net assets beginning of year	9,601,000,976	133,436,391	1,347,936,755	16,652,789	—	—	2,324,009,829

Net assets end of year	$10,843,772,445	$158,996,259	$1,207,140,765	$16,874,439	$3,557,576	$—	$2,247,518,954

Contract unit transactions
Units outstanding at beginning of year	266,386,063	3,116,210	90,600,073	935,054	—	—	126,641,037
Units issued	32,785,516	880,818	8,415,718	296,809	365,596	—	7,130,801
Units redeemed	(53,261,603)	(989,652)	(19,120,465)	(308,081)	(2,427)	—	(20,711,510)
Units outstanding at end of year	245,909,976	3,007,376	79,895,326	923,782	363,169	—	113,060,328
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,343,110,503	$41,785,221	$132,874,628	$5,560,166	$3,619,274	$—	$138,609,375
Proceeds from sales	$2,299,007,386	$48,601,234	$317,841,948	$5,898,273	$26,811	$—	$429,918,893

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Operations
Net investment income (loss)	$(101,440)	$(17,201,249)	$(130,756)	$(48,008,619)	$(240,335)	$(4,807,924)	$(31,123)
Net realized gain (loss) on investments in Funds	590,880	66,554,545	1,248,271	353,713,993	3,145,676	22,434,019	539,355
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,508,792	13,750,656	676,658	261,236,081	6,183,333	30,074,160	497,663
Net change in net assets
from operations	1,998,232	63,103,952	1,794,173	566,941,455	9,088,674	47,700,255	1,005,895

Contract transactions
Purchase payments	1,075,996	34,033,097	2,402,895	132,762,936	5,197,365	10,482,844	86,589
Surrenders and terminations	(1,091,435)	(141,035,834)	(2,446,944)	(449,116,437)	(5,561,357)	(47,303,034)	(794,030)
Transfers between Investment Divisions	346,915	(43,354,109)	(3,344,500)	885,321	4,595,399	(6,503,616)	(151,646)
Contract owner charges	(263,324)	(18,658,922)	(353,808)	(48,706,225)	(631,702)	(4,664,997)	(80,038)
Net change in net assets
from contract transactions	68,152	(169,015,768)	(3,742,357)	(364,174,405)	3,599,705	(47,988,803)	(939,125)

Net change in net assets	2,066,384	(105,911,816)	(1,948,184)	202,767,050	12,688,379	(288,548)	66,770

Net assets beginning of year	21,665,066	1,318,127,624	29,727,927	3,441,846,659	46,660,074	348,926,647	6,775,777

Net assets end of year	$23,731,450	$1,212,215,808	$27,779,743	$3,644,613,709	$59,348,453	$348,638,099	$6,842,547

Contract unit transactions
Units outstanding at beginning of year	1,067,881	82,094,204	1,546,147	107,667,751	1,221,178	25,106,512	462,245
Units issued	175,530	8,257,756	340,120	12,109,078	377,812	4,305,357	135,823
Units redeemed	(176,046)	(18,336,563)	(522,981)	(22,532,052)	(285,981)	(7,384,779)	(192,815)
Units outstanding at end of year	1,067,365	72,015,397	1,363,286	97,244,777	1,313,009	22,027,090	405,253
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,772,726	$141,539,001	$6,889,535	$431,713,871	$15,741,905	$65,140,167	$2,192,016
Proceeds from sales	$3,806,014	$327,756,018	$10,762,648	$843,896,895	$12,382,535	$117,936,894	$3,162,264

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A
Operations
Net investment income (loss)	$(8,512,995)	$(81,901)	$(34,232,273)	$(89,519)	$(9,882,148)	$(41,052)	$(49,253,967)
Net realized gain (loss) on investments in Funds	(9,356,197)	(402,429)	150,127,889	1,118,273	42,234,641	273,389	430,338,400
Net change in unrealized appreciation
(depreciation) on investments in Funds	79,384,163	2,442,207	88,265,013	800,988	(66,096,592)	(624,795)	559,328,350
Net change in net assets
from operations	61,514,971	1,957,877	204,160,629	1,829,742	(33,744,099)	(392,458)	940,412,783

Contract transactions
Purchase payments	16,621,954	318,985	27,832,885	522,453	13,586,605	538,222	133,276,903
Surrenders and terminations	(63,086,613)	(1,077,107)	(338,126,852)	(2,170,945)	(96,842,717)	(874,247)	(425,811,276)
Transfers between Investment Divisions	(69,919,967)	(2,847,031)	(49,183,194)	(340,446)	(63,106,722)	(1,273,560)	54,156,441
Contract owner charges	(9,373,883)	(240,953)	(35,987,063)	(259,493)	(9,534,995)	(111,694)	(50,288,031)
Net change in net assets
from contract transactions	(125,758,509)	(3,846,106)	(395,464,224)	(2,248,431)	(155,897,829)	(1,721,279)	(288,665,963)

Net change in net assets	(64,243,538)	(1,888,229)	(191,303,595)	(418,689)	(189,641,928)	(2,113,737)	651,746,820

Net assets beginning of year	673,937,377	18,717,999	2,648,868,853	20,079,028	839,746,526	10,534,615	3,253,509,944

Net assets end of year	$609,693,839	$16,829,770	$2,457,565,258	$19,660,339	$650,104,598	$8,420,878	$3,905,256,764

Contract unit transactions
Units outstanding at beginning of year	59,124,397	1,551,010	158,994,689	1,029,605	71,376,101	745,594	29,483,918
Units issued	7,121,589	238,949	6,714,874	185,652	9,455,445	193,726	5,663,331
Units redeemed	(17,376,426)	(528,959)	(29,232,335)	(288,934)	(22,853,943)	(320,419)	(7,986,566)
Units outstanding at end of year	48,869,560	1,261,000	136,477,228	926,323	57,977,603	618,901	27,160,683
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$87,319,888	$3,095,720	$119,090,881	$3,862,499	$112,751,011	$2,797,817	$750,232,714
Proceeds from sales	$221,591,392	$7,023,727	$548,787,378	$6,200,449	$278,530,988	$4,560,148	$1,088,152,644

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I
Operations
Net investment income (loss)	$(247,855)	$2,577,349	$342,177	$(9,229,279)	$(165,997)	$3,304,139	$175,418
Net realized gain (loss) on investments in Funds	5,532,796	90,302,743	3,235,061	82,987,159	3,719,679	(5,404,044)	(52,231)
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,297,379	(71,207,048)	(2,674,048)	90,257,381	5,220,619	4,443,830	(4,937)
Net change in net assets
from operations	14,582,320	21,673,044	903,190	164,015,261	8,774,301	2,343,925	118,250

Contract transactions
Purchase payments	3,826,717	19,271,337	1,150,944	59,829,852	1,685,730	4,336,602	264,118
Surrenders and terminations	(5,921,606)	(70,773,288)	(1,399,000)	(62,991,951)	(2,911,270)	(8,339,731)	(245,957)
Transfers between Investment Divisions	2,402,629	(96,287,665)	(4,822,904)	71,779,964	(1,357,391)	(9,093,101)	(106,693)
Contract owner charges	(704,318)	(8,337,216)	(265,321)	(9,234,876)	(455,354)	(1,169,881)	(43,290)
Net change in net assets
from contract transactions	(396,578)	(156,126,832)	(5,336,281)	59,382,989	(3,038,285)	(14,266,111)	(131,822)

Net change in net assets	14,185,742	(134,453,788)	(4,433,091)	223,398,250	5,736,016	(11,922,186)	(13,572)

Net assets beginning of year	47,057,330	729,452,393	25,479,628	587,419,728	32,762,466	97,160,087	3,474,008

Net assets end of year	$61,243,072	$594,998,605	$21,046,537	$810,817,978	$38,498,482	$85,237,901	$3,460,436

Contract unit transactions
Units outstanding at beginning of year	285,626	35,491,171	866,437	28,839,184	1,502,664	7,869,163	265,484
Units issued	106,841	4,621,359	228,617	15,551,906	470,612	3,086,415	127,122
Units redeemed	(107,648)	(12,167,604)	(407,266)	(12,817,359)	(586,739)	(4,270,260)	(139,302)
Units outstanding at end of year	284,819	27,944,926	687,788	31,573,731	1,386,537	6,685,318	253,304
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$20,687,894	$157,132,799	$8,854,423	$364,095,338	$11,610,394	$45,187,998	$1,961,291
Proceeds from sales	$21,332,327	$264,940,845	$12,316,768	$313,941,628	$14,814,676	$56,149,970	$1,917,695

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$3,039,540	$462,265	$(15,861,416)	$(162,345)	$(6,966,758)	$(103,518)	$(21,846,542)
Net realized gain (loss) on investments in Funds	3,809,153	411,358	137,182,101	2,579,075	20,923,434	1,025,920	(1,262,633)
Net change in unrealized appreciation
(depreciation) on investments in Funds	436,077	(267,705)	90,308,576	4,277,094	25,637,241	1,140,205	38,617,428
Net change in net assets
from operations	7,284,770	605,918	211,629,261	6,693,824	39,593,917	2,062,607	15,508,253

Contract transactions
Purchase payments	19,694,861	1,621,736	30,957,048	3,227,064	43,027,987	3,547,952	30,197,176
Surrenders and terminations	(21,244,186)	(1,434,659)	(142,704,945)	(2,163,362)	(46,516,611)	(1,061,288)	(227,029,063)
Transfers between Investment Divisions	12,960,304	2,771,226	(38,625,848)	71,172	25,576,437	2,120,648	78,334,838
Contract owner charges	(3,548,628)	(215,804)	(14,458,322)	(404,665)	(6,508,765)	(245,285)	(20,266,274)
Net change in net assets
from contract transactions	7,862,351	2,742,499	(164,832,067)	730,209	15,579,048	4,362,027	(138,763,323)

Net change in net assets	15,147,121	3,348,417	46,797,194	7,424,033	55,172,965	6,424,634	(123,255,070)

Net assets beginning of year	268,256,442	17,718,617	1,180,915,598	32,096,256	537,179,499	21,256,820	1,692,717,906

Net assets end of year	$283,403,563	$21,067,034	$1,227,712,792	$39,520,289	$592,352,464	$27,681,454	$1,569,462,836

Contract unit transactions
Units outstanding at beginning of year	21,667,444	1,357,923	20,072,565	377,120	20,687,752	1,231,958	83,982,270
Units issued	5,589,560	666,392	2,594,271	114,164	6,472,502	586,810	10,095,054
Units redeemed	(4,981,425)	(469,982)	(5,150,665)	(103,618)	(6,039,705)	(434,366)	(17,025,019)
Units outstanding at end of year	22,275,579	1,554,333	17,516,171	387,666	21,120,549	1,384,402	77,052,305
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$78,547,297	$9,718,842	$172,299,126	$10,644,393	$176,804,893	$12,151,268	$207,180,359
Proceeds from sales	$67,645,406	$6,514,078	$352,992,609	$10,076,529	$168,192,603	$7,892,759	$367,790,224

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(118,167)	$(1,520,689)	$(17,141)	$(19,687,736)	$(123,870)	$(8,235,308)	$(70,004)
Net realized gain (loss) on investments in Funds	74,964	2,172,722	65,196	142,870,094	2,526,232	(3,042,790)	(12,731)
Net change in unrealized appreciation
(depreciation) on investments in Funds	631,304	5,868,208	208,140	45,843,002	1,015,559	19,695,106	441,549
Net change in net assets
from operations	588,101	6,520,241	256,195	169,025,360	3,417,921	8,417,008	358,814

Contract transactions
Purchase payments	2,046,684	3,251,315	180,108	45,913,838	1,986,970	24,746,025	753,868
Surrenders and terminations	(1,811,005)	(14,545,293)	(250,195)	(158,627,185)	(3,051,573)	(76,447,957)	(1,528,272)
Transfers between Investment Divisions	760,341	6,391,102	978,378	(238,047,612)	(3,695,930)	24,389,832	1,859,711
Contract owner charges	(214,584)	(1,332,531)	(40,353)	(19,771,910)	(366,475)	(7,169,298)	(190,645)
Net change in net assets
from contract transactions	781,436	(6,235,407)	867,938	(370,532,869)	(5,127,008)	(34,481,398)	894,662

Net change in net assets	1,369,537	284,834	1,124,133	(201,507,509)	(1,709,087)	(26,064,390)	1,253,476

Net assets beginning of year	26,618,425	117,644,505	3,146,260	1,635,337,215	28,379,417	674,749,202	15,732,886

Net assets end of year	$27,987,962	$117,929,339	$4,270,393	$1,433,829,706	$26,670,330	$648,684,812	$16,986,362

Contract unit transactions
Units outstanding at beginning of year	938,324	11,034,793	273,702	64,687,445	1,071,290	66,340,031	1,440,343
Units issued	293,711	2,471,244	177,435	6,023,324	208,634	11,198,145	464,622
Units redeemed	(266,921)	(3,029,686)	(103,748)	(19,975,869)	(392,613)	(14,633,153)	(392,884)
Units outstanding at end of year	965,114	10,476,351	347,389	50,734,900	887,311	62,905,023	1,512,081
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,489,914	$27,237,063	$2,102,863	$161,977,726	$6,160,203	$115,332,277	$5,227,932
Proceeds from sales	$7,826,645	$34,993,159	$1,252,066	$552,198,331	$11,411,081	$158,048,983	$4,403,274

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$87,762,721	$2,868,544	$(9,903,301)	$(52,181)	$(6,180,140)	$(20,927)	$(18,060,540)
Net realized gain (loss) on investments in Funds	—	—	(54,962)	70,133	20,362,510	198,593	66,204,457
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	13,110,604	166,372	6,699,044	75,262	19,345,384
Net change in net assets
from operations	87,762,721	2,868,544	3,152,341	184,324	20,881,414	252,928	67,489,301

Contract transactions
Purchase payments	483,612,835	42,323,227	23,242,559	1,634,964	7,010,791	170,778	36,247,391
Surrenders and terminations	(1,471,819,802)	(46,854,643)	(99,917,736)	(1,790,315)	(66,247,194)	(361,541)	(167,132,432)
Transfers between Investment Divisions	769,502,688	6,601,761	79,048,358	1,663,774	(23,771,769)	(1,486,343)	(22,552,191)
Contract owner charges	(39,705,090)	(716,286)	(9,983,078)	(103,892)	(6,017,923)	(49,201)	(16,703,302)
Net change in net assets
from contract transactions	(258,409,369)	1,354,059	(7,609,897)	1,404,531	(89,026,095)	(1,726,307)	(170,140,534)

Net change in net assets	(170,646,648)	4,222,603	(4,457,556)	1,588,855	(68,144,681)	(1,473,379)	(102,651,233)

Net assets beginning of year	2,592,337,107	60,412,070	741,525,628	11,300,420	510,383,235	5,824,375	1,405,511,197

Net assets end of year	$2,421,690,459	$64,634,673	$737,068,072	$12,889,275	$442,238,554	$4,350,996	$1,302,859,964

Contract unit transactions
Units outstanding at beginning of year	211,723,794	3,445,202	28,119,662	290,042	28,429,967	278,689	72,242,763
Units issued	182,707,980	6,118,666	5,999,163	151,336	2,444,365	66,318	5,909,425
Units redeemed	(203,898,652)	(5,998,137)	(6,379,454)	(115,839)	(7,279,248)	(147,249)	(14,457,881)
Units outstanding at end of year	190,533,122	3,565,731	27,739,371	325,539	23,595,084	197,758	63,694,307
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$2,403,297,016	$110,921,231	$161,373,945	$5,907,468	$45,151,258	$1,412,808	$120,379,217
Proceeds from sales	$2,573,943,664	$106,698,628	$178,887,143	$4,555,118	$140,357,493	$3,160,042	$308,580,291

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Operations
Net investment income (loss)	$(29,943)	$(63,399,718)	$(142,516)	$(5,564,588)	$(79,693)	$2,951,092	$147,105
Net realized gain (loss) on investments in Funds	366,525	572,357,184	2,993,352	29,474,908	1,174,272	35,103,521	774,309
Net change in unrealized appreciation
(depreciation) on investments in Funds	81,611	274,762,910	2,712,020	(15,641,692)	(314,356)	(26,495,129)	(580,214)
Net change in net assets
from operations	418,193	783,720,376	5,562,856	8,268,628	780,223	11,559,484	341,200

Contract transactions
Purchase payments	352,223	71,706,471	3,106,036	31,326,028	914,665	9,341,291	584,236
Surrenders and terminations	(1,242,923)	(701,188,175)	(4,268,805)	(38,370,658)	(1,211,315)	(45,390,654)	(209,228)
Transfers between Investment Divisions	(382,164)	(118,663,684)	155,628	81,287,995	1,016,769	(40,721,523)	(1,473,792)
Contract owner charges	(88,274)	(56,386,936)	(440,714)	(5,706,391)	(207,491)	(3,730,084)	(96,980)
Net change in net assets
from contract transactions	(1,361,138)	(804,532,324)	(1,447,855)	68,536,974	512,628	(80,500,970)	(1,195,764)

Net change in net assets	(942,945)	(20,811,948)	4,115,001	76,805,602	1,292,851	(68,941,486)	(854,564)

Net assets beginning of year	7,128,671	4,637,738,717	29,895,252	333,937,003	15,854,694	426,262,281	8,079,665

Net assets end of year	$6,185,726	$4,616,926,769	$34,010,253	$410,742,605	$17,147,545	$357,320,795	$7,225,101

Contract unit transactions
Units outstanding at beginning of year	287,123	126,499,567	828,317	25,476,887	1,127,155	29,223,861	514,797
Units issued	37,718	8,926,092	229,923	19,942,708	515,277	2,585,484	187,656
Units redeemed	(89,628)	(28,514,818)	(283,759)	(15,191,504)	(479,694)	(8,063,626)	(260,339)
Units outstanding at end of year	235,213	106,910,841	774,481	30,228,091	1,162,738	23,745,719	442,114
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$973,819	$371,366,985	$10,075,137	$289,545,255	$7,996,225	$69,588,822	$3,693,467
Proceeds from sales	$2,364,900	$1,239,299,027	$11,665,508	$226,572,869	$7,563,290	$124,148,495	$4,280,901

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Operations
Net investment income (loss)	$(4,464,237)	$(63,327)	$(18,606,795)	$(69,526)	$(20,846,717)	$(96,423)	$(12,643,455)
Net realized gain (loss) on investments in Funds	16,676,808	660,850	124,736,472	802,941	81,012,302	406,683	44,648,190
Net change in unrealized appreciation
(depreciation) on investments in Funds	24,801,862	1,100,333	75,315,144	1,503,286	158,233,005	2,872,947	32,307,783
Net change in net assets
from operations	37,014,433	1,697,856	181,444,821	2,236,701	218,398,590	3,183,207	64,312,518

Contract transactions
Purchase payments	15,623,973	145,983	23,461,379	987,065	45,366,103	1,300,807	6,583,862
Surrenders and terminations	(31,033,704)	(1,357,529)	(157,641,244)	(1,019,475)	(200,997,334)	(1,545,272)	(126,706,918)
Transfers between Investment Divisions	(23,722,478)	(1,035,175)	(44,005,591)	430,212	33,229,454	(50,741)	(16,546,423)
Contract owner charges	(4,425,557)	(193,189)	(17,761,581)	(202,870)	(21,221,593)	(270,634)	(13,166,017)
Net change in net assets
from contract transactions	(43,557,766)	(2,439,910)	(195,947,037)	194,932	(143,623,370)	(565,840)	(149,835,496)

Net change in net assets	(6,543,333)	(742,054)	(14,502,216)	2,431,633	74,775,220	2,617,367	(85,522,978)

Net assets beginning of year	348,680,659	14,492,206	1,304,692,177	14,335,194	1,543,824,621	19,861,985	948,856,932

Net assets end of year	$342,137,326	$13,750,152	$1,290,189,961	$16,766,827	$1,618,599,841	$22,479,352	$863,333,954

Contract unit transactions
Units outstanding at beginning of year	25,069,974	971,300	35,842,280	287,359	35,410,693	337,586	74,626,447
Units issued	4,033,169	84,168	3,168,612	67,885	6,702,245	129,086	2,728,820
Units redeemed	(7,002,233)	(235,160)	(8,043,651)	(63,790)	(9,976,395)	(137,904)	(13,903,741)
Units outstanding at end of year	22,100,910	820,308	30,967,241	291,454	32,136,543	328,768	63,451,526
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$60,056,194	$1,372,051	$130,037,966	$3,729,546	$329,580,125	$8,232,857	$36,886,485
Proceeds from sales	$108,078,197	$3,875,288	$344,591,798	$3,604,140	$494,050,212	$8,895,120	$199,365,436

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I
Operations
Net investment income (loss)	$(11,352)	$(9,369,632)	$(140,175)	$(27,859,032)	$(53,870)	$(9,438,732)	$(11,132)
Net realized gain (loss) on investments in Funds	93,396	37,753,244	1,697,749	197,712,728	814,540	23,576,314	17,995
Net change in unrealized appreciation
(depreciation) on investments in Funds	131,072	83,769,826	3,674,898	65,348,752	712,467	8,188,950	105,687
Net change in net assets
from operations	213,116	112,153,438	5,232,472	235,202,448	1,473,137	22,326,532	112,550

Contract transactions
Purchase payments	15,000	44,949,003	1,832,012	35,161,151	823,698	9,589,099	16,640
Surrenders and terminations	(444,277)	(81,520,153)	(2,114,336)	(246,016,956)	(681,279)	(99,378,249)	(174,602)
Transfers between Investment Divisions	66,971	22,047,709	1,783,984	(72,227,977)	(619,060)	(14,766,694)	319,175
Contract owner charges	(35,380)	(8,410,744)	(309,507)	(28,333,607)	(160,997)	(10,977,051)	(26,815)
Net change in net assets
from contract transactions	(397,686)	(22,934,185)	1,192,153	(311,417,389)	(637,638)	(115,532,895)	134,398

Net change in net assets	(184,570)	89,219,253	6,424,625	(76,214,941)	835,499	(93,206,363)	246,948

Net assets beginning of year	2,507,940	691,391,297	28,376,381	2,010,783,556	11,654,437	720,884,930	2,268,843

Net assets end of year	$2,323,370	$780,610,550	$34,801,006	$1,934,568,615	$12,489,936	$627,678,567	$2,515,791

Contract unit transactions
Units outstanding at beginning of year	174,347	50,249,844	1,942,997	52,970,348	330,779	47,282,464	149,066
Units issued	20,748	11,703,547	689,105	3,251,812	73,140	3,476,655	36,737
Units redeemed	(45,834)	(13,248,935)	(607,678)	(10,822,847)	(92,300)	(10,924,184)	(33,006)
Units outstanding at end of year	149,261	48,704,456	2,024,424	45,399,313	311,619	39,834,935	152,797
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$309,969	$175,648,827	$10,930,818	$137,449,210	$2,803,348	$53,993,999	$646,617
Proceeds from sales	$719,007	$207,952,644	$9,878,840	$476,725,631	$3,494,856	$178,965,626	$523,351

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(55,040,683)	$(101,598)	$(23,236,937)	$(13,681)	$(51,350,702)	$(30,015)	$(36,881,905)
Net realized gain (loss) on investments in Funds	396,182,348	1,140,779	103,684,086	82,435	298,351,954	312,849	183,024,565
Net change in unrealized appreciation
(depreciation) on investments in Funds	73,793,934	1,561,463	14,029,776	127,312	50,274,817	358,529	187,524,170
Net change in net assets
from operations	414,935,599	2,600,644	94,476,925	196,066	297,276,069	641,363	333,666,830

Contract transactions
Purchase payments	28,818,184	773,760	10,931,974	49,964	29,130,144	156,441	117,880,499
Surrenders and terminations	(510,727,091)	(2,157,391)	(230,686,214)	(526,941)	(487,800,201)	(441,437)	(293,046,547)
Transfers between Investment Divisions	(108,429,475)	(541,569)	(17,864,953)	192,132	(48,588,176)	(1,091,778)	52,704,499
Contract owner charges	(55,426,560)	(358,014)	(25,734,609)	(56,390)	(52,449,242)	(89,432)	(35,275,643)
Net change in net assets
from contract transactions	(645,764,942)	(2,283,214)	(263,353,802)	(341,235)	(559,707,475)	(1,466,206)	(157,737,192)

Net change in net assets	(230,829,343)	317,430	(168,876,877)	(145,169)	(262,431,406)	(824,843)	175,929,638

Net assets beginning of year	4,000,077,522	22,320,825	1,738,710,848	3,134,718	3,764,814,209	7,371,976	2,709,165,669

Net assets end of year	$3,769,248,179	$22,638,255	$1,569,833,971	$2,989,549	$3,502,382,803	$6,547,133	$2,885,095,307

Contract unit transactions
Units outstanding at beginning of year	112,625,110	758,982	89,323,652	164,299	131,053,814	261,947	28,175,362
Units issued	5,263,465	96,257	2,695,261	15,133	4,464,817	51,276	4,799,079
Units redeemed	(22,224,500)	(202,196)	(15,720,545)	(32,892)	(22,891,344)	(79,389)	(6,424,978)
Units outstanding at end of year	95,664,075	653,043	76,298,368	146,540	112,627,287	233,834	26,549,463
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$205,861,131	$4,067,066	$55,093,005	$306,820	$138,930,616	$1,286,697	$500,322,653
Proceeds from sales	$906,666,756	$6,451,878	$341,683,744	$661,736	$749,988,793	$2,782,918	$694,941,750

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A(a)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I(a)	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
Operations
Net investment income (loss)	$(208,202)	$(16,047)	$(74)	$(10,812,010)	$(92,819)	$(12,112,558)	$(99,792)
Net realized gain (loss) on investments in Funds	2,244,576	7,317	1,120	(8,699,589)	(428)	62,522,836	1,345,557
Net change in unrealized appreciation
(depreciation) on investments in Funds	4,044,548	30,374	2,302	17,620,202	246,609	61,799,265	1,867,817
Net change in net assets
from operations	6,080,922	21,644	3,348	(1,891,397)	153,362	112,209,543	3,113,582

Contract transactions
Purchase payments	4,363,676	2,100,588	—	36,768,585	1,024,035	32,258,068	784,980
Surrenders and terminations	(3,563,880)	(437,134)	(58,957)	(114,912,205)	(1,356,443)	(101,491,390)	(2,063,112)
Transfers between Investment Divisions	(692,653)	12,362,970	172,248	64,670,023	1,455,725	(13,227,578)	134,373
Contract owner charges	(542,338)	(14,142)	(724)	(10,962,935)	(208,697)	(11,576,078)	(290,757)
Net change in net assets
from contract transactions	(435,195)	14,012,282	112,567	(24,436,532)	914,620	(94,036,978)	(1,434,516)

Net change in net assets	5,645,727	14,033,926	115,915	(26,327,929)	1,067,982	18,172,565	1,679,066

Net assets beginning of year	43,454,787	—	—	855,781,082	21,043,350	867,656,705	20,529,331

Net assets end of year	$49,100,514	$14,033,926	$115,915	$829,453,153	$22,111,332	$885,829,270	$22,208,397

Contract unit transactions
Units outstanding at beginning of year	307,808	—	—	41,844,736	705,978	46,111,902	864,306
Units issued	101,224	1,421,252	17,156	12,350,938	210,783	5,374,031	248,974
Units redeemed	(101,475)	(55,452)	(5,892)	(13,723,783)	(180,392)	(10,000,095)	(295,256)
Units outstanding at end of year	307,557	1,365,800	11,264	40,471,891	736,369	41,485,838	818,024
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$14,917,556	$14,585,777	$172,248	$261,817,306	$6,345,705	$112,273,455	$6,188,003
Proceeds from sales	$15,560,953	$589,542	$59,755	$297,065,848	$5,523,904	$218,422,991	$7,722,311

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A
Operations
Net investment income (loss)	$2,126,334	$152,250	$(5,199,674)	$(5,657)	$20,724,865	$1,021,057	$(11,263,521)
Net realized gain (loss) on investments in Funds	2,248,033	55,186	38,693,532	528,500	2,559,407	413,930	(8,133,695)
Net change in unrealized appreciation
(depreciation) on investments in Funds	(4,995,374)	(190,609)	41,416,979	492,882	(8,299,701)	(506,581)	14,835,053
Net change in net assets
from operations	(621,007)	16,827	74,910,837	1,015,725	14,984,571	928,406	(4,562,163)

Contract transactions
Purchase payments	8,089,393	385,551	9,521,513	554,738	41,084,938	1,151,071	38,298,258
Surrenders and terminations	(10,564,035)	(566,846)	(48,786,191)	(760,122)	(92,177,686)	(5,382,868)	(109,000,677)
Transfers between Investment Divisions	895,082	747,696	(16,883,153)	631,120	61,277,358	6,644,028	68,753,215
Contract owner charges	(1,141,409)	(52,669)	(5,334,663)	(70,557)	(5,106,553)	(166,393)	(9,435,021)
Net change in net assets
from contract transactions	(2,720,969)	513,732	(61,482,494)	355,179	5,078,057	2,245,838	(11,384,225)

Net change in net assets	(3,341,976)	530,559	13,428,343	1,370,904	20,062,628	3,174,244	(15,946,388)

Net assets beginning of year	118,796,574	4,700,130	398,965,316	5,127,026	394,225,466	14,471,631	927,121,791

Net assets end of year	$115,454,598	$5,230,689	$412,393,659	$6,497,930	$414,288,094	$17,645,875	$911,175,403

Contract unit transactions
Units outstanding at beginning of year	7,294,017	274,776	25,903,905	311,763	39,291,503	1,385,240	65,907,529
Units issued	1,489,208	97,645	3,225,819	189,629	20,034,371	2,035,790	12,357,307
Units redeemed	(1,665,409)	(70,232)	(6,986,532)	(178,163)	(19,601,360)	(1,810,717)	(13,374,981)
Units outstanding at end of year	7,117,816	302,189	22,143,192	323,229	39,724,514	1,610,313	64,889,855
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$28,817,996	$1,931,326	$64,283,915	$3,673,839	$230,767,114	$22,907,383	$174,389,806
Proceeds from sales	$29,412,631	$1,265,344	$122,792,274	$3,202,800	$204,964,192	$19,640,488	$197,037,552

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
Operations
Net investment income (loss)	$(90,750)	$(8,754,716)	$(47,764)	$(17,536,679)	$(71,484)	$(4,775,691)	$(37,759)
Net realized gain (loss) on investments in Funds	(169,656)	76,653,999	1,331,309	135,362,409	1,736,005	19,468,467	433,042
Net change in unrealized appreciation
(depreciation) on investments in Funds	353,415	125,190,113	1,874,920	157,191,019	1,695,649	26,614,924	652,194
Net change in net assets
from operations	93,009	193,089,396	3,158,465	275,016,749	3,360,170	41,307,700	1,047,477

Contract transactions
Purchase payments	1,422,541	43,485,211	1,689,969	42,872,057	1,304,004	15,430,661	632,780
Surrenders and terminations	(2,068,136)	(59,942,670)	(1,226,843)	(159,407,422)	(1,776,169)	(34,328,039)	(918,503)
Transfers between Investment Divisions	3,661,904	148,743,280	1,058,273	(153,540,121)	(2,273,017)	(23,826,807)	(1,542,444)
Contract owner charges	(174,417)	(8,368,443)	(146,503)	(16,653,935)	(169,442)	(4,850,957)	(102,745)
Net change in net assets
from contract transactions	2,841,892	123,917,378	1,374,896	(286,729,421)	(2,914,624)	(47,575,142)	(1,930,912)

Net change in net assets	2,934,901	317,006,774	4,533,361	(11,712,672)	445,546	(6,267,442)	(883,435)

Net assets beginning of year	18,919,019	483,487,364	8,771,373	1,434,149,496	16,169,880	360,756,708	8,971,952

Net assets end of year	$21,853,920	$800,494,138	$13,304,734	$1,422,436,824	$16,615,426	$354,489,266	$8,088,517

Contract unit transactions
Units outstanding at beginning of year	1,017,349	33,343,673	433,868	25,862,152	208,227	25,444,047	586,934
Units issued	483,198	29,187,342	363,717	2,804,762	118,055	6,601,810	147,309
Units redeemed	(326,625)	(22,259,186)	(321,628)	(7,879,249)	(153,676)	(9,757,947)	(267,548)
Units outstanding at end of year	1,173,922	40,271,829	475,957	20,787,665	172,606	22,287,910	466,695
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$8,909,724	$509,821,892	$8,937,137	$169,358,075	$9,480,489	$103,508,909	$2,493,586
Proceeds from sales	$6,158,582	$394,659,230	$7,610,005	$473,624,175	$12,466,597	$155,859,742	$4,462,257

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A
Operations
Net investment income (loss)	$(15,821,494)	$(107,815)	$(9,828,081)	$(81,162)	$(23,103,373)	$(97,080)	$(16,018,191)
Net realized gain (loss) on investments in Funds	103,411,247	2,674,831	10,820,680	136,902	202,958,365	2,149,336	118,554,917
Net change in unrealized appreciation
(depreciation) on investments in Funds	56,332,206	748,412	31,294,428	981,436	(99,094,278)	(857,701)	198,791,031
Net change in net assets
from operations	143,921,959	3,315,428	32,287,027	1,037,176	80,760,714	1,194,555	301,327,757

Contract transactions
Purchase payments	39,472,483	1,440,191	15,419,533	1,241,905	45,206,930	1,528,967	35,031,622
Surrenders and terminations	(131,646,654)	(2,413,247)	(85,975,015)	(1,462,795)	(216,656,292)	(1,507,615)	(160,188,187)
Transfers between Investment Divisions	(26,531,109)	(3,018,828)	(10,347,478)	(229,032)	(161,715,034)	(1,505,722)	70,273,009
Contract owner charges	(14,345,076)	(299,808)	(9,792,343)	(219,250)	(22,376,192)	(252,102)	(15,189,864)
Net change in net assets
from contract transactions	(133,050,356)	(4,291,692)	(90,695,303)	(669,172)	(355,540,588)	(1,736,472)	(70,073,420)

Net change in net assets	10,871,603	(976,264)	(58,408,276)	368,004	(274,779,874)	(541,917)	231,254,337

Net assets beginning of year	1,182,507,040	25,361,434	757,037,784	17,713,104	1,790,755,675	20,871,436	1,146,614,957

Net assets end of year	$1,193,378,643	$24,385,170	$698,629,508	$18,081,108	$1,515,975,801	$20,329,519	$1,377,869,294

Contract unit transactions
Units outstanding at beginning of year	35,323,783	559,930	71,259,273	1,419,400	40,893,364	339,160	50,292,975
Units issued	4,529,445	146,203	7,715,574	388,719	8,959,594	171,816	12,629,040
Units redeemed	(8,313,458)	(233,417)	(15,928,652)	(433,521)	(16,821,109)	(198,306)	(16,150,861)
Units outstanding at end of year	31,539,770	472,716	63,046,195	1,374,598	33,031,849	312,670	46,771,154
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$165,536,453	$7,192,285	$86,284,691	$5,009,711	$442,106,301	$11,488,012	$350,760,781
Proceeds from sales	$314,408,303	$11,591,792	$186,808,075	$5,760,045	$820,750,262	$13,321,564	$436,852,392

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I
Operations
Net investment income (loss)	$(93,267)	$(39,537,816)	$(155,600)	$(2,930,913)	$(30,868)	$(77,333,377)	$(457,588)
Net realized gain (loss) on investments in Funds	2,021,834	250,725,494	1,863,913	20,885,297	554,075	854,359,747	12,956,393
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,626,003	(165,108,386)	(922,594)	8,571,363	292,169	874,853,581	17,384,503
Net change in net assets
from operations	5,554,570	46,079,292	785,719	26,525,747	815,376	1,651,879,951	29,883,308

Contract transactions
Purchase payments	988,837	74,881,067	2,953,446	12,280,202	641,442	262,172,340	10,608,423
Surrenders and terminations	(2,820,687)	(368,264,199)	(3,303,766)	(22,593,754)	(607,325)	(660,544,005)	(9,048,798)
Transfers between Investment Divisions	1,084,512	(100,469,037)	(914,928)	38,968,536	2,290,360	154,674,251	4,932,968
Contract owner charges	(223,240)	(37,450,033)	(429,517)	(2,865,983)	(75,546)	(74,066,381)	(1,242,058)
Net change in net assets
from contract transactions	(970,578)	(431,302,202)	(1,694,765)	25,789,001	2,248,931	(317,763,795)	5,250,535

Net change in net assets	4,583,992	(385,222,910)	(909,046)	52,314,748	3,064,307	1,334,116,156	35,133,843

Net assets beginning of year	19,315,203	2,999,232,443	33,145,128	205,568,483	5,223,227	5,064,675,932	83,706,490

Net assets end of year	$23,899,195	$2,614,009,533	$32,236,082	$257,883,231	$8,287,534	$6,398,792,088	$118,840,333

Contract unit transactions
Units outstanding at beginning of year	608,608	59,601,705	470,436	12,466,003	294,080	101,654,984	1,204,485
Units issued	253,473	6,606,470	150,996	7,121,635	288,986	23,098,300	510,897
Units redeemed	(282,756)	(14,761,600)	(170,352)	(5,918,177)	(179,709)	(28,816,626)	(443,893)
Units outstanding at end of year	579,325	51,446,575	451,080	13,669,461	403,357	95,936,658	1,271,489
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$9,303,729	$359,887,633	$11,153,610	$132,996,438	$5,769,461	$1,381,870,228	$42,354,717
Proceeds from sales	$10,367,574	$830,727,651	$13,003,975	$110,138,350	$3,551,398	$1,776,967,400	$37,561,770

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Operations
Net investment income (loss)	$(26,072,045)	$(246,196)	$(1,891,611)	$(19,172)	$(92,893,073)	$(587,378)	$(2,023,188)
Net realized gain (loss) on investments in Funds	55,768,817	1,868,398	9,398,587	276,294	797,753,130	14,635,144	1,444,616
Net change in unrealized appreciation
(depreciation) on investments in Funds	10,590,896	49,782	(11,627,392)	(343,425)	790,134,550	15,278,175	3,628,638
Net change in net assets
from operations	40,287,668	1,671,984	(4,120,416)	(86,303)	1,494,994,607	29,325,941	3,050,066

Contract transactions
Purchase payments	44,665,322	3,399,424	7,522,187	203,460	429,522,453	14,337,470	8,038,506
Surrenders and terminations	(241,744,001)	(5,690,952)	(15,093,488)	(413,111)	(731,855,293)	(14,134,774)	(12,854,117)
Transfers between Investment Divisions	(31,224,754)	849,385	(22,265,155)	(303,885)	(122,899,198)	(4,224,366)	18,290,161
Contract owner charges	(23,726,649)	(620,634)	(1,987,923)	(47,494)	(90,338,670)	(1,659,726)	(2,032,123)
Net change in net assets
from contract transactions	(252,030,082)	(2,062,777)	(31,824,379)	(561,030)	(515,570,708)	(5,681,396)	11,442,427

Net change in net assets	(211,742,414)	(390,793)	(35,944,795)	(647,333)	979,423,899	23,644,545	14,492,493

Net assets beginning of year	2,059,612,423	53,660,624	161,079,762	4,400,982	6,614,095,100	122,979,219	160,926,575

Net assets end of year	$1,847,870,009	$53,269,831	$125,134,967	$3,753,649	$7,593,518,999	$146,623,764	$175,419,068

Contract unit transactions
Units outstanding at beginning of year	84,923,030	1,653,225	10,651,956	270,360	87,264,962	1,525,652	13,055,733
Units issued	7,918,231	401,637	3,560,780	132,758	16,554,586	430,714	5,107,866
Units redeemed	(18,089,550)	(458,276)	(5,638,049)	(166,728)	(22,875,821)	(519,350)	(4,355,837)
Units outstanding at end of year	74,751,711	1,596,586	8,574,687	236,390	80,943,727	1,437,016	13,807,762
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$204,955,462	$13,525,528	$55,709,262	$2,240,577	$1,429,910,029	$41,797,018	$66,506,794
Proceeds from sales	$483,057,589	$15,834,501	$89,425,252	$2,820,779	$2,038,373,810	$48,065,792	$57,087,555

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
Operations
Net investment income (loss)	$(48,483)	$(40,337,744)	$(324,396)	$(170,761,274)	$(29,662,535)	$(278,906)	$(61,673,939)
Net realized gain (loss) on investments in Funds	245,212	225,428,708	4,704,814	1,113,796,865	139,423,490	3,190,839	289,138,657
Net change in unrealized appreciation
(depreciation) on investments in Funds	243,645	161,504,051	4,556,507	1,741,524,866	34,422,121	1,897,667	687,998,701
Net change in net assets
from operations	440,374	346,595,015	8,936,925	2,684,560,457	144,183,076	4,809,600	915,463,419

Contract transactions
Purchase payments	1,372,701	101,609,448	7,251,827	833,220,732	82,423,086	5,165,411	50,201,125
Surrenders and terminations	(1,018,196)	(368,445,581)	(7,364,895)	(1,468,238,245)	(264,294,207)	(6,568,768)	(606,493,763)
Transfers between Investment Divisions	(843,023)	6,857,380	(129,156)	128,525,897	(26,513,978)	3,641,556	(193,462,342)
Contract owner charges	(113,948)	(36,914,094)	(781,602)	(158,507,372)	(26,833,834)	(701,750)	(58,266,274)
Net change in net assets
from contract transactions	(602,466)	(296,892,847)	(1,023,826)	(664,998,988)	(235,218,933)	1,536,449	(808,021,254)

Net change in net assets	(162,092)	49,702,168	7,913,099	2,019,561,469	(91,035,857)	6,346,049	107,442,165

Net assets beginning of year	11,349,573	3,027,253,687	69,309,231	12,023,974,272	2,345,443,068	60,123,765	4,501,098,608

Net assets end of year	$11,187,481	$3,076,955,855	$77,222,330	$14,043,535,741	$2,254,407,211	$66,469,814	$4,608,540,773

Contract unit transactions
Units outstanding at beginning of year	857,757	59,839,512	1,025,658	281,826,048	55,486,301	1,065,722	244,944,832
Units issued	306,140	6,892,444	273,060	43,397,177	7,781,336	350,353	16,949,595
Units redeemed	(353,142)	(12,488,865)	(287,061)	(58,127,032)	(13,372,541)	(320,588)	(55,924,372)
Units outstanding at end of year	810,755	54,243,091	1,011,657	267,096,193	49,895,096	1,095,487	205,970,055
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,164,826	$381,963,532	$19,918,348	$2,135,133,725	$345,815,106	$20,427,451	$349,293,858
Proceeds from sales	$4,815,775	$719,194,123	$21,266,570	$2,970,893,987	$610,696,574	$19,169,908	$1,218,989,051

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Operations
Net investment income (loss)	$(297,957)	$(5,354,414)	$(39,320)	$(5,448,019)	$(45,874)	$(23,494,056)	$(127,880)
Net realized gain (loss) on investments in Funds	5,483,195	18,126,300	242,740	29,779,625	691,071	136,648,406	2,435,462
Net change in unrealized appreciation
(depreciation) on investments in Funds	9,055,177	68,648,135	1,310,925	36,613,111	1,068,617	91,960,904	1,331,824
Net change in net assets
from operations	14,240,415	81,420,021	1,514,345	60,944,717	1,713,814	205,115,254	3,639,406

Contract transactions
Purchase payments	3,958,904	18,832,831	1,225,980	18,187,618	1,034,633	44,484,212	2,068,822
Surrenders and terminations	(10,063,050)	(41,388,945)	(1,055,936)	(42,572,941)	(1,185,088)	(205,170,928)	(3,332,370)
Transfers between Investment Divisions	(4,422,642)	94,149,501	3,249,430	11,753,039	(311,255)	(46,109,498)	(2,192,060)
Contract owner charges	(871,816)	(5,078,441)	(107,971)	(4,166,938)	(94,812)	(22,837,970)	(322,560)
Net change in net assets
from contract transactions	(11,398,604)	66,514,946	3,311,503	(16,799,222)	(556,522)	(229,634,184)	(3,778,168)

Net change in net assets	2,841,811	147,934,967	4,825,848	44,145,495	1,157,292	(24,518,930)	(138,762)

Net assets beginning of year	65,096,226	365,422,517	8,217,372	376,603,052	9,931,088	1,746,521,042	28,812,469

Net assets end of year	$67,938,037	$513,357,484	$13,043,220	$420,748,547	$11,088,380	$1,722,002,112	$28,673,707

Contract unit transactions
Units outstanding at beginning of year	3,289,839	20,272,668	447,467	11,168,970	216,303	50,534,373	650,463
Units issued	416,500	13,255,471	443,196	1,947,473	49,860	5,442,046	169,805
Units redeemed	(919,442)	(10,582,628)	(334,732)	(2,455,646)	(61,337)	(11,721,663)	(248,691)
Units outstanding at end of year	2,786,897	22,945,511	555,931	10,660,797	204,826	44,254,756	571,577
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$9,304,246	$284,208,056	$10,017,041	$74,335,204	$2,568,590	$207,937,822	$8,181,565
Proceeds from sales	$21,000,807	$223,047,524	$6,744,858	$96,582,445	$3,170,986	$461,066,062	$12,087,613

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar SMID Moat Focus Index Fund - Class A(a)	JNL/Morningstar SMID Moat Focus Index Fund - Class I(a)	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Operations
Net investment income (loss)	$(58,608)	$(3,301)	$(34)	$(4,780,502)	$(65,619)	$(4,381,409)	$103,906
Net realized gain (loss) on investments in Funds	1,084,141	24,961	10	24,005,898	1,001,566	81,280,314	2,042,152
Net change in unrealized appreciation
(depreciation) on investments in Funds	227,932	(47,986)	(1,888)	39,805,580	1,754,945	(7,965,426)	(262,786)
Net change in net assets
from operations	1,253,465	(26,326)	(1,912)	59,030,976	2,690,892	68,933,479	1,883,272

Contract transactions
Purchase payments	729,036	290,166	—	26,217,055	778,320	44,510,288	1,501,789
Surrenders and terminations	(528,685)	(11,125)	—	(29,307,578)	(924,993)	(75,974,718)	(1,810,369)
Transfers between Investment Divisions	(1,022,669)	1,513,552	62,452	90,989,870	242,939	(148,218,028)	(1,939,148)
Contract owner charges	(4,751)	(4,805)	(60)	(4,564,151)	(125,143)	(9,551,285)	(218,178)
Net change in net assets
from contract transactions	(827,069)	1,787,788	62,392	83,335,196	(28,877)	(189,233,743)	(2,465,906)

Net change in net assets	426,396	1,761,462	60,480	142,366,172	2,662,015	(120,300,264)	(582,634)

Net assets beginning of year	7,818,062	—	—	274,884,471	13,517,414	839,196,278	19,264,349

Net assets end of year	$8,244,458	$1,761,462	$60,480	$417,250,643	$16,179,429	$718,896,014	$18,681,715

Contract unit transactions
Units outstanding at beginning of year	714,682	—	—	13,320,908	606,996	45,226,078	970,835
Units issued	379,880	240,095	5,666	8,646,678	176,056	7,982,864	286,477
Units redeemed	(468,020)	(74,958)	(39)	(4,961,152)	(179,148)	(17,665,710)	(405,236)
Units outstanding at end of year	626,542	165,137	5,627	17,006,434	603,904	35,543,232	852,076
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$4,847,131	$2,634,892	$62,832	$198,927,083	$4,472,051	$216,689,310	$7,600,623
Proceeds from sales	$5,732,808	$850,405	$474	$120,372,389	$4,566,547	$355,340,435	$8,554,201

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A
Operations
Net investment income (loss)	$(345,519)	$(406,404)	$(7,436,266)	$(49,947)	$(23,489,670)	$(213,522)	$(11,551,919)
Net realized gain (loss) on investments in Funds	560,498	5,523,594	11,880,518	203,624	93,141,803	2,227,338	16,406,546
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,670,436	3,775,277	19,274,664	457,867	188,864,449	5,542,404	26,183,888
Net change in net assets
from operations	1,885,415	8,892,467	23,718,916	611,544	258,516,582	7,556,220	31,038,515

Contract transactions
Purchase payments	2,564,255	3,613,456	19,442,981	928,343	131,005,130	3,787,860	59,799,599
Surrenders and terminations	(3,877,426)	(880,878)	(79,200,187)	(998,707)	(169,210,983)	(3,781,074)	(99,107,856)
Transfers between Investment Divisions	(3,416,647)	12,824,347	53,777,974	1,945,068	202,354,558	3,264,535	146,344,474
Contract owner charges	(22,089)	(8,651)	(6,948,576)	(95,696)	(21,206,099)	(563,874)	(9,968,599)
Net change in net assets
from contract transactions	(4,751,907)	15,548,274	(12,927,808)	1,779,008	142,942,606	2,707,447	97,067,618

Net change in net assets	(2,866,492)	24,440,741	10,791,108	2,390,552	401,459,188	10,263,667	128,106,133

Net assets beginning of year	38,020,923	26,078,701	570,856,219	9,788,511	1,649,484,610	43,377,602	853,929,135

Net assets end of year	$35,154,431	$50,519,442	$581,647,327	$12,179,063	$2,050,943,798	$53,641,269	$982,035,268

Contract unit transactions
Units outstanding at beginning of year	4,191,916	2,521,458	46,946,651	692,004	47,643,458	1,314,350	79,871,117
Units issued	1,138,652	6,399,237	10,410,412	332,370	15,714,128	395,309	29,421,379
Units redeemed	(1,660,445)	(4,973,396)	(11,518,830)	(206,575)	(12,145,236)	(343,501)	(20,514,171)
Units outstanding at end of year	3,670,123	3,947,299	45,838,233	817,799	51,212,350	1,366,158	88,778,325
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$10,821,490	$74,918,908	$130,414,672	$4,798,223	$602,861,578	$14,833,091	$320,578,044
Proceeds from sales	$15,918,916	$59,777,038	$150,778,746	$3,069,162	$483,408,642	$12,339,166	$235,062,345

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Operations
Net investment income (loss)	$(165,162)	$(5,516,456)	$(67,316)	$(12,035,476)	$(68,235)	$(14,670,753)	$(57,512)
Net realized gain (loss) on investments in Funds	887,224	119,727	2,508	3,068,417	63,321	32,760,664	280,983
Net change in unrealized appreciation
(depreciation) on investments in Funds	990,215	11,876,164	440,581	15,726,347	313,767	52,518,581	760,349
Net change in net assets
from operations	1,712,277	6,479,435	375,773	6,759,288	308,853	70,608,492	983,820

Contract transactions
Purchase payments	2,493,715	19,534,545	1,628,399	21,738,509	1,187,558	30,134,412	1,770,737
Surrenders and terminations	(3,577,005)	(53,666,292)	(1,413,143)	(119,990,829)	(1,468,242)	(139,899,421)	(782,843)
Transfers between Investment Divisions	4,215,432	26,673,156	1,029,110	(14,692,773)	(540,365)	50,718,140	2,588,373
Contract owner charges	(310,813)	(5,082,446)	(120,161)	(11,772,640)	(130,357)	(12,824,259)	(112,043)
Net change in net assets
from contract transactions	2,821,329	(12,541,037)	1,124,205	(124,717,733)	(951,406)	(71,871,128)	3,464,224

Net change in net assets	4,533,606	(6,061,602)	1,499,978	(117,958,445)	(642,553)	(1,262,636)	4,448,044

Net assets beginning of year	35,075,332	446,864,646	15,983,292	966,680,967	16,645,341	1,116,298,804	11,052,573

Net assets end of year	$39,608,938	$440,803,044	$17,483,270	$848,722,522	$16,002,788	$1,115,036,168	$15,500,617

Contract unit transactions
Units outstanding at beginning of year	3,058,399	37,362,476	1,230,428	65,669,519	905,432	44,993,066	313,372
Units issued	1,283,817	9,398,286	427,735	7,984,407	325,138	6,405,170	175,420
Units redeemed	(1,040,079)	(10,477,713)	(347,618)	(16,474,391)	(378,907)	(9,319,585)	(77,663)
Units outstanding at end of year	3,302,137	36,283,049	1,310,545	57,179,535	851,663	42,078,651	411,129
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$15,097,623	$113,989,800	$5,673,977	$119,887,144	$6,062,741	$167,847,784	$6,326,343
Proceeds from sales	$12,441,456	$132,047,293	$4,617,088	$256,640,353	$7,082,382	$254,389,665	$2,919,631

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/PPM America Investment Grade Credit Fund - Class A(a)	JNL/PPM America Investment Grade Credit Fund- Class I(a)	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Operations
Net investment income (loss)	$(1,598)	$(84)	$(6,864,782)	$(45,344)	$(5,065,198)	$(22,630)	$(28,937,597)
Net realized gain (loss) on investments in Funds	7,451	(5)	(65,570)	29,639	18,106,853	255,782	190,008,860
Net change in unrealized appreciation
(depreciation) on investments in Funds	(12,221)	(2,667)	11,228,483	208,938	21,406,414	269,534	156,045,257
Net change in net assets
from operations	(6,368)	(2,756)	4,298,131	193,233	34,448,069	502,686	317,116,520

Contract transactions
Purchase payments	190,199	87,878	20,360,477	502,872	7,257,858	540,129	13,129,304
Surrenders and terminations	(15,025)	—	(63,140,762)	(728,460)	(51,759,704)	(554,121)	(275,225,023)
Transfers between Investment Divisions	806,799	75,082	37,393,037	1,024,424	(6,480,241)	571,676	(41,654,206)
Contract owner charges	(889)	(275)	(6,314,411)	(85,482)	(4,599,415)	(62,864)	(17,782,614)
Net change in net assets
from contract transactions	981,084	162,685	(11,701,659)	713,354	(55,581,502)	494,820	(321,532,539)

Net change in net assets	974,716	159,929	(7,403,528)	906,587	(21,133,433)	997,506	(4,416,019)

Net assets beginning of year	—	—	540,431,085	10,071,823	398,936,807	4,634,684	1,954,169,331

Net assets end of year	$974,716	$159,929	$533,027,557	$10,978,410	$377,803,374	$5,632,190	$1,949,753,312

Contract unit transactions
Units outstanding at beginning of year	—	—	31,795,362	725,329	17,657,589	163,957	63,192,299
Units issued	158,627	15,389	6,994,680	197,263	2,214,104	69,660	2,818,501
Units redeemed	(64,143)	(26)	(7,739,723)	(177,768)	(4,602,279)	(53,557)	(12,138,812)
Units outstanding at end of year	94,484	15,363	31,050,319	744,824	15,269,414	180,060	53,871,988
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,659,920	$162,959	$120,110,609	$3,111,177	$53,405,111	$2,085,869	$98,131,605
Proceeds from sales	$680,434	$358	$138,677,050	$2,443,167	$114,051,811	$1,613,679	$448,601,741

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A(a)	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I(a)	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
Operations
Net investment income (loss)	$(51,188)	$(5,555,798)	$(23,211)	$(91,972)	$(963)	$(156,295,852)	$(1,164,581)
Net realized gain (loss) on investments in Funds	635,503	25,575,490	79,834	41,233	36	619,792,197	13,986,388
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,549,620	28,082,358	472,119	(912,999)	(34,349)	833,541,409	17,380,724
Net change in net assets
from operations	2,133,935	48,102,050	528,742	(963,738)	(35,276)	1,297,037,754	30,202,531

Contract transactions
Purchase payments	296,057	24,577,464	573,243	17,176,635	1,325,178	826,246,458	29,685,238
Surrenders and terminations	(814,621)	(55,499,493)	(113,795)	(243,409)	(3,413)	(1,153,422,938)	(24,752,798)
Transfers between Investment Divisions	895,070	(10,075,441)	1,547,433	54,277,111	1,006,715	165,643,556	1,416,755
Contract owner charges	(81,205)	(2,764,819)	(47,662)	(69,263)	(999)	(139,078,162)	(2,981,127)
Net change in net assets
from contract transactions	295,301	(43,762,289)	1,959,219	71,141,074	2,327,481	(300,611,086)	3,368,068

Net change in net assets	2,429,236	4,339,761	2,487,961	70,177,336	2,292,205	996,426,668	33,570,599

Net assets beginning of year	10,715,737	482,415,808	4,090,353	—	—	11,876,871,035	245,113,863

Net assets end of year	$13,144,973	$486,755,569	$6,578,314	$70,177,336	$2,292,205	$12,873,297,703	$278,684,462

Contract unit transactions
Units outstanding at beginning of year	260,863	32,348,746	249,163	—	—	492,713,219	9,505,562
Units issued	69,120	4,117,893	150,962	7,346,738	231,745	71,930,501	2,329,355
Units redeemed	(59,394)	(6,878,370)	(40,242)	(247,226)	(477)	(83,794,159)	(2,234,232)
Units outstanding at end of year	270,589	29,588,269	359,883	7,099,512	231,268	480,849,561	9,600,685
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$3,095,281	$65,501,860	$2,662,687	$73,656,538	$2,332,265	$1,852,258,157	$65,144,149
Proceeds from sales	$2,851,168	$114,819,947	$726,679	$2,607,436	$5,747	$2,309,165,095	$62,940,662

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on October 21, 2024. The Statement of Changes in Net Assets is from October 21, 2024 through December 31, 2024.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Operations
Net investment income (loss)	$(105,431,489)	$(466,975)	$(63,577,776)	$(245,701)	$(13,051,147)	$(135,347)	$(2,181,194)
Net realized gain (loss) on investments in Funds	823,436,775	9,295,987	372,410,614	2,762,239	15,967,039	601,827	6,186,780
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,271,312,486	18,447,063	48,619,004	2,003,417	32,975,639	983,452	7,597,098
Net change in net assets
from operations	1,989,317,772	27,276,075	357,451,842	4,519,955	35,891,531	1,449,932	11,602,684

Contract transactions
Purchase payments	227,369,209	6,341,612	143,454,156	3,975,222	40,880,941	1,290,474	10,212,890
Surrenders and terminations	(943,459,385)	(9,272,925)	(570,968,919)	(5,199,526)	(162,606,514)	(4,089,074)	(20,402,966)
Transfers between Investment Divisions	(468,786,108)	(7,810,872)	(99,318,637)	1,928,826	17,479,381	4,491,972	3,454,911
Contract owner charges	(104,211,559)	(1,305,286)	(67,035,768)	(707,865)	(12,205,289)	(275,171)	(1,955,624)
Net change in net assets
from contract transactions	(1,289,087,843)	(12,047,471)	(593,869,168)	(3,343)	(116,451,481)	1,418,201	(8,690,789)

Net change in net assets	700,229,929	15,228,604	(236,417,326)	4,516,612	(80,559,950)	2,868,133	2,911,895

Net assets beginning of year	7,496,902,873	95,109,140	4,780,135,568	51,342,540	1,095,211,096	32,278,800	174,605,629

Net assets end of year	$8,197,132,802	$110,337,744	$4,543,718,242	$55,859,152	$1,014,651,146	$35,146,933	$177,517,524

Contract unit transactions
Units outstanding at beginning of year	59,704,182	516,060	28,454,112	204,747	103,662,104	2,440,978	15,369,153
Units issued	5,278,382	118,283	2,477,770	59,606	21,336,818	1,125,028	5,537,291
Units redeemed	(14,200,999)	(169,563)	(5,879,518)	(58,924)	(32,535,801)	(1,021,310)	(6,285,611)
Units outstanding at end of year	50,781,565	464,780	25,052,364	205,429	92,463,121	2,544,696	14,620,833
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$785,086,374	$24,510,712	$448,904,675	$15,596,003	$230,390,209	$15,205,586	$65,028,140
Proceeds from sales	$2,179,605,706	$37,025,158	$1,106,351,619	$15,845,047	$359,892,837	$13,922,732	$75,900,123

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(21,546)	$(36,774,942)	$(255,745)	$(24,259,562)	$(230,126)	$(5,955,461)	$(89,661)
Net realized gain (loss) on investments in Funds	125,188	196,508,151	3,378,456	51,773,935	1,767,631	10,874,396	260,531
Net change in unrealized appreciation
(depreciation) on investments in Funds	275,135	193,250,997	4,541,332	157,351,135	4,191,314	23,231,175	1,257,175
Net change in net assets
from operations	378,777	352,984,206	7,664,043	184,865,508	5,728,819	28,150,110	1,428,045

Contract transactions
Purchase payments	240,205	76,508,727	2,706,320	58,747,600	2,557,225	24,454,701	4,997,346
Surrenders and terminations	(270,800)	(311,209,586)	(4,604,072)	(207,590,804)	(3,068,402)	(42,895,642)	(930,640)
Transfers between Investment Divisions	279,496	(44,031,934)	(1,681,043)	(30,796,860)	(2,887,389)	(15,862,731)	(658,968)
Contract owner charges	(42,237)	(33,860,320)	(644,667)	(25,259,814)	(665,463)	(5,985,711)	(202,889)
Net change in net assets
from contract transactions	206,664	(312,593,113)	(4,223,462)	(204,899,878)	(4,064,029)	(40,289,383)	3,204,849

Net change in net assets	585,441	40,391,093	3,440,581	(20,034,370)	1,664,790	(12,139,273)	4,632,894

Net assets beginning of year	4,437,258	2,708,238,374	55,836,375	1,851,255,646	51,994,776	495,307,313	17,296,730

Net assets end of year	$5,022,699	$2,748,629,467	$59,276,956	$1,831,221,276	$53,659,566	$483,168,040	$21,929,624

Contract unit transactions
Units outstanding at beginning of year	366,602	56,803,302	852,432	136,635,067	3,538,425	42,883,981	1,387,493
Units issued	147,869	6,309,975	175,535	12,119,569	471,461	5,210,969	465,668
Units redeemed	(130,428)	(12,390,593)	(235,483)	(26,389,557)	(742,122)	(8,609,000)	(212,787)
Units outstanding at end of year	384,043	50,722,684	792,484	122,365,079	3,267,764	39,485,950	1,640,374
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$1,858,821	$339,628,907	$12,576,851	$175,715,180	$7,416,313	$62,528,833	$5,951,358
Proceeds from sales	$1,673,703	$688,996,962	$17,056,058	$404,874,620	$11,710,468	$108,773,677	$2,836,170

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
Operations
Net investment income (loss)	$(10,348,244)	$(147,549)	$(11,744)	$(8,935,651)	$(43,179)	$(625,950)	$(8,648)
Net realized gain (loss) on investments in Funds	21,950,221	1,052,860	(104,691)	(2,619,406)	(159,638)	2,386,397	126,345
Net change in unrealized appreciation
(depreciation) on investments in Funds	55,034,331	2,219,415	144,352	47,823,512	1,413,846	160,580	(25,901)
Net change in net assets
from operations	66,636,308	3,124,726	27,917	36,268,455	1,211,029	1,921,027	91,796

Contract transactions
Purchase payments	38,004,996	2,344,883	206,812	42,375,147	1,434,197	1,377,351	52,410
Surrenders and terminations	(77,312,026)	(4,263,820)	(207,896)	(57,873,021)	(931,559)	(5,710,136)	(305,197)
Transfers between Investment Divisions	(13,212,208)	(1,065,841)	399,430	23,165,435	10,452	(7,785,552)	(716,246)
Contract owner charges	(10,848,042)	(320,799)	(1,644)	(8,929,614)	(215,962)	(554,800)	(15,475)
Net change in net assets
from contract transactions	(63,367,280)	(3,305,577)	396,702	(1,262,053)	297,128	(12,673,137)	(984,508)

Net change in net assets	3,269,028	(180,851)	424,619	35,006,402	1,508,157	(10,752,110)	(892,712)

Net assets beginning of year	832,551,814	33,110,763	771,772	622,997,549	17,487,719	55,789,674	2,524,249

Net assets end of year	$835,820,842	$32,929,912	$1,196,391	$658,003,951	$18,995,876	$45,037,564	$1,631,537

Contract unit transactions
Units outstanding at beginning of year	66,398,707	2,446,586	91,791	30,529,120	763,229	4,568,272	191,319
Units issued	6,519,428	274,957	337,484	8,615,045	278,185	1,627,720	42,870
Units redeemed	(11,356,687)	(503,169)	(284,774)	(8,703,293)	(265,790)	(2,632,589)	(115,917)
Units outstanding at end of year	61,561,448	2,218,374	144,501	30,440,872	775,624	3,563,403	118,272
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$86,322,543	$3,923,183	$2,665,731	$208,312,578	$7,436,479	$19,855,815	$578,056
Proceeds from sales	$160,038,067	$7,376,309	$2,280,773	$202,761,710	$6,738,721	$33,154,902	$1,571,212

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Equity Income Fund - Class A
Operations
Net investment income (loss)	$12,486,458	$219,022	$(5,513,124)	$19,128	$(109,437,150)	$(343,102)	$(8,226,747)
Net realized gain (loss) on investments in Funds	(15,043,140)	(24,166)	(10,061,948)	(296,638)	498,439,174	3,861,189	41,673,257
Net change in unrealized appreciation
(depreciation) on investments in Funds	11,717,689	(27,211)	8,261,366	188,937	663,338,325	7,022,697	35,511,048
Net change in net assets
from operations	9,161,007	167,645	(7,313,706)	(88,573)	1,052,340,349	10,540,784	68,957,558

Contract transactions
Purchase payments	4,879,197	128,693	4,485,127	269,820	330,923,406	6,136,109	19,190,287
Surrenders and terminations	(45,351,560)	(166,873)	(68,695,299)	(1,068,101)	(972,961,900)	(6,788,236)	(63,885,018)
Transfers between Investment Divisions	6,333,169	121,701	(18,968,709)	587,598	(122,580,841)	(6,571,205)	(43,746,217)
Contract owner charges	(3,847,489)	(35,144)	(6,754,315)	(143,745)	(110,211,332)	(939,075)	(8,297,255)
Net change in net assets
from contract transactions	(37,986,683)	48,377	(89,933,196)	(354,428)	(874,830,667)	(8,162,407)	(96,738,203)

Net change in net assets	(28,825,676)	216,022	(97,246,902)	(443,001)	177,509,682	2,378,377	(27,780,645)

Net assets beginning of year	355,550,847	4,303,695	570,608,237	11,449,399	8,332,727,638	77,052,706	662,377,837

Net assets end of year	$326,725,171	$4,519,717	$473,361,335	$11,006,398	$8,510,237,320	$79,431,083	$634,597,192

Contract unit transactions
Units outstanding at beginning of year	35,400,264	368,036	23,343,393	308,825	125,167,296	792,139	42,102,426
Units issued	3,653,511	115,838	1,655,933	61,435	9,515,811	92,910	4,499,468
Units redeemed	(7,437,413)	(111,558)	(5,199,229)	(69,329)	(21,974,103)	(170,009)	(10,344,217)
Units outstanding at end of year	31,616,362	372,316	19,800,097	300,931	112,709,004	715,040	36,257,677
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$54,043,904	$1,600,642	$44,613,486	$2,341,263	$695,486,803	$9,638,027	$75,320,192
Proceeds from sales	$79,544,129	$1,333,243	$140,059,806	$2,676,563	$1,679,754,620	$18,143,536	$180,285,142

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2024

	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(98,798)	$(7,830,909)	$(17,844)	$(9,415,603)	$(35,706)
Net realized gain (loss) on investments in Funds	1,856,984	2,346,716	40,462	45,068,210	806,651
Net change in unrealized appreciation
(depreciation) on investments in Funds	910,387	30,596,719	191,981	28,252,999	12,031
Net change in net assets
from operations	2,668,573	25,112,526	214,599	63,905,606	782,976

Contract transactions
Purchase payments	421,290	5,518,167	535,241	20,942,543	251,269
Surrenders and terminations	(2,953,004)	(78,516,384)	(522,308)	(80,271,326)	(3,130,141)
Transfers between Investment Divisions	(3,076,935)	(14,362,427)	(358,248)	(18,729,667)	(1,006,185)
Contract owner charges	(258,846)	(7,353,617)	(37,802)	(9,292,593)	(86,204)
Net change in net assets
from contract transactions	(5,867,495)	(94,714,261)	(383,117)	(87,351,043)	(3,971,261)

Net change in net assets	(3,198,922)	(69,601,735)	(168,518)	(23,445,437)	(3,188,285)

Net assets beginning of year	23,878,670	619,090,416	4,234,857	697,995,738	9,989,052

Net assets end of year	$20,679,748	$549,488,681	$4,066,339	$674,550,301	$6,800,767

Contract unit transactions
Units outstanding at beginning of year	1,416,616	36,345,849	201,795	12,791,905	138,408
Units issued	117,512	2,576,605	54,505	1,198,846	15,669
Units redeemed	(440,412)	(7,981,409)	(72,689)	(2,713,681)	(69,627)
Units outstanding at end of year	1,093,716	30,941,045	183,611	11,277,070	84,450
Cost of purchases and proceeds
from sales of the Investments in Funds
Cost of purchases	$2,101,939	$45,575,350	$1,205,643	$70,800,464	$1,172,970
Proceeds from sales	$8,068,232	$148,120,520	$1,606,604	$167,567,110	$5,179,937

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Bond Index Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Emerging Markets Index Fund - Class I	JNL Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(16,731,123)	$(59,942)	$(25,766)	$(6,410,464)	$(30,122)	$(5,219)	$(35,984,818)
Net realized gain (loss) on investments in Funds	51,796,332	143,055	(31,206)	(587,800)	(44,448)	(13,425)	72,548,125
Net change in unrealized appreciation
(depreciation) on investments in Funds	167,190,596	2,158,841	421,893	48,439,332	676,665	140,269	346,401,659
Net change in net assets
from operations	202,255,805	2,241,954	364,921	41,441,068	602,095	121,625	382,964,966

Contract transactions
Purchase payments	46,642,225	248,354	4,266,432	27,034,799	339,643	871,403	61,693,571
Surrenders and terminations	(104,579,187)	(364,572)	(554,887)	(64,499,835)	(916,391)	(83,283)	(232,686,349)
Transfers between Investment Divisions	(32,024,454)	(414,631)	127,690	(1,579,635)	1,135,995	(98,526)	(50,310,218)
Contract owner charges	(18,124,324)	(238,724)	(28,127)	(4,885,521)	(50,701)	(6,716)	(38,628,126)
Net change in net assets
from contract transactions	(108,085,740)	(769,573)	3,811,108	(43,930,192)	508,546	682,878	(259,931,122)

Net change in net assets	94,170,065	1,472,381	4,176,029	(2,489,124)	1,110,641	804,503	123,033,844

Net assets beginning of year	1,253,126,410	12,850,696	4,654,712	541,799,347	6,005,113	886,382	2,680,932,141

Net assets end of year	$1,347,296,475	$14,323,077	$8,830,741	$539,310,223	$7,115,754	$1,690,885	$2,803,965,985

Contract unit transactions
Units outstanding at beginning of year	75,008,412	791,432	481,066	47,549,583	481,396	99,978	156,989,039
Units issued	6,504,608	81,366	567,340	7,411,626	178,364	111,071	8,938,658
Units redeemed	(12,562,884)	(134,515)	(117,125)	(11,120,829)	(140,160)	(31,773)	(23,292,387)
Units outstanding at end of year	68,950,136	738,283	931,281	43,840,380	519,600	179,276	142,635,310

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Growth Allocation Fund - Class I	JNL Growth ETF Allocation Fund - Class A	JNL Growth ETF Allocation Fund - Class I	JNL International Index Fund - Class I	JNL Mid Cap Index Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$(78,324)	$2,023,342	$108,375	$163,766	$(15,919)	$(25,783,089)	$(46,538)
Net realized gain (loss) on investments in Funds	334,772	3,251,225	(71,358)	6,137	1,488	36,635,394	69,879
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,580,284	27,233,049	839,046	616,170	703,455	186,362,724	1,209,961
Net change in net assets
from operations	2,836,732	32,507,616	876,063	786,073	689,024	197,215,029	1,233,302

Contract transactions
Purchase payments	1,876,306	16,535,697	928,453	2,931,615	2,672,255	47,321,079	651,304
Surrenders and terminations	(3,437,730)	(19,388,724)	(114,005)	(349,127)	(156,948)	(201,098,135)	(978,017)
Transfers between Investment Divisions	91,161	490,816	(557,183)	(43,645)	167,169	(24,675,532)	1,189,816
Contract owner charges	(207,844)	(2,045,381)	(94,448)	(26,972)	(25,382)	(27,382,162)	(103,363)
Net change in net assets
from contract transactions	(1,678,107)	(4,407,592)	162,817	2,511,871	2,657,094	(205,834,750)	759,740

Net change in net assets	1,158,625	28,100,024	1,038,880	3,297,944	3,346,118	(8,619,721)	1,993,042

Net assets beginning of year	17,627,124	256,808,663	7,007,186	3,448,007	2,630,903	1,996,718,387	9,791,520

Net assets end of year	$18,785,749	$284,908,687	$8,046,066	$6,745,951	$5,977,021	$1,988,098,666	$11,784,562

Contract unit transactions
Units outstanding at beginning of year	1,034,755	14,092,960	401,981	279,935	210,140	146,653,823	660,747
Units issued	151,638	2,111,122	112,779	311,996	241,793	8,249,715	158,604
Units redeemed	(212,002)	(2,326,539)	(116,371)	(90,978)	(32,074)	(22,861,899)	(111,733)
Units outstanding at end of year	974,391	13,877,543	398,389	500,953	419,859	132,041,639	707,618

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Moderate ETF Allocation Fund - Class A	JNL Moderate ETF Allocation Fund - Class I	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Moderate Growth ETF Allocation Fund - Class A	JNL Moderate Growth ETF Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A
Operations
Net investment income (loss)	$1,969,902	$177,344	$(46,288,659)	$(53,321)	$2,838,780	$133,070	$(2,063,192)
Net realized gain (loss) on investments in Funds	(3,123,457)	(81,182)	107,278,519	39,423	3,740,323	6,580	2,294,042
Net change in unrealized appreciation
(depreciation) on investments in Funds	14,814,468	620,862	348,271,085	1,531,547	20,931,419	622,368	18,330,270
Net change in net assets
from operations	13,660,913	717,024	409,260,945	1,517,649	27,510,522	762,018	18,561,120

Contract transactions
Purchase payments	13,544,769	160,867	51,309,473	768,690	16,990,990	637,060	4,251,352
Surrenders and terminations	(16,639,518)	(191,280)	(349,786,651)	(773,460)	(24,020,042)	(655,842)	(22,738,610)
Transfers between Investment Divisions	(1,190,679)	304,055	(39,916,429)	348,360	421,607	(780,598)	(2,290,374)
Contract owner charges	(1,509,738)	(91,163)	(49,127,206)	(164,334)	(1,790,648)	(101,033)	(809,730)
Net change in net assets
from contract transactions	(5,795,166)	182,479	(387,520,813)	179,256	(8,398,093)	(900,413)	(21,587,362)

Net change in net assets	7,865,747	899,503	21,740,132	1,696,905	19,112,429	(138,395)	(3,026,242)

Net assets beginning of year	167,110,962	7,392,071	3,553,591,949	11,195,725	266,674,340	6,948,466	191,694,576

Net assets end of year	$174,976,709	$8,291,574	$3,575,332,081	$12,892,630	$285,786,769	$6,810,071	$188,668,334

Contract unit transactions
Units outstanding at beginning of year	12,724,673	543,843	212,660,789	694,701	16,724,990	437,865	19,383,730
Units issued	2,292,689	58,440	8,191,583	103,731	2,280,004	46,167	2,515,990
Units redeemed	(2,716,800)	(45,269)	(30,358,928)	(98,003)	(2,781,737)	(98,193)	(4,575,117)
Units outstanding at end of year	12,300,562	557,014	190,493,444	700,429	16,223,257	385,839	17,324,603

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager Floating Rate Income Fund - Class A	JNL Multi-Manager Floating Rate Income Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A	JNL Multi-Manager International Small Cap Fund - Class I
Operations
Net investment income (loss)	$(19,912)	$652,346	$118,264	$(14,149,868)	$(60,720)	$5,700,646	$129,447
Net realized gain (loss) on investments in Funds	15,308	(11,699,622)	(486,463)	16,742,337	304,770	(24,568,866)	(201,937)
Net change in unrealized appreciation
(depreciation) on investments in Funds	477,110	58,178,491	1,134,640	118,162,889	1,471,525	89,435,427	985,709
Net change in net assets
from operations	472,506	47,131,215	766,441	120,755,358	1,715,575	70,567,207	913,219

Contract transactions
Purchase payments	377,473	11,317,618	302,924	31,426,121	807,156	9,856,117	474,459
Surrenders and terminations	(145,699)	(51,117,686)	(448,564)	(114,281,987)	(830,325)	(28,481,594)	(213,012)
Transfers between Investment Divisions	189,210	(1,225,534)	495,146	(24,270,469)	(234,722)	6,745,823	291,916
Contract owner charges	(70,854)	(7,555,155)	(101,683)	(13,437,860)	(150,867)	(5,171,281)	(58,422)
Net change in net assets
from contract transactions	350,130	(48,580,757)	247,823	(120,564,195)	(408,758)	(17,050,935)	494,941

Net change in net assets	822,636	(1,449,542)	1,014,264	191,163	1,306,817	53,516,272	1,408,160

Net assets beginning of year	4,090,438	573,785,532	7,835,775	1,107,784,807	15,142,876	345,044,483	3,845,018

Net assets end of year	$4,913,074	$572,335,990	$8,850,039	$1,107,975,970	$16,449,693	$398,560,755	$5,253,178

Contract unit transactions
Units outstanding at beginning of year	383,791	50,445,366	550,766	96,408,680	1,322,557	32,292,949	342,069
Units issued	140,608	4,906,469	183,169	15,421,295	658,755	4,182,646	101,998
Units redeemed	(109,359)	(9,062,759)	(165,646)	(25,527,408)	(724,519)	(5,615,400)	(61,916)
Units outstanding at end of year	415,040	46,289,076	568,289	86,302,567	1,256,793	30,860,195	382,151

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I
Operations
Net investment income (loss)	$(5,449,317)	$(63,556)	$(22,637,138)	$(129,775)	$(14,324,941)	$(72,902)
Net realized gain (loss) on investments in Funds	6,757,682	134,179	15,866,661	(663,915)	20,977,471	218,326
Net change in unrealized appreciation
(depreciation) on investments in Funds	42,020,730	1,592,581	241,982,445	5,226,796	189,118,771	3,111,846
Net change in net assets
from operations	43,329,095	1,663,204	235,211,968	4,433,106	195,771,301	3,257,270

Contract transactions
Purchase payments	27,763,517	1,711,459	49,335,017	1,325,722	28,089,042	865,629
Surrenders and terminations	(24,736,013)	(612,839)	(120,961,882)	(1,100,178)	(79,721,439)	(904,567)
Transfers between Investment Divisions	11,981,521	(782,560)	61,495,570	938,803	7,460,549	1,979,353
Contract owner charges	(6,058,822)	(182,117)	(26,004,150)	(440,293)	(15,865,442)	(242,557)
Net change in net assets
from contract transactions	8,950,203	133,943	(36,135,445)	724,054	(60,037,290)	1,697,858

Net change in net assets	52,279,298	1,797,147	199,076,523	5,157,160	135,734,011	4,955,128

Net assets beginning of year	393,657,374	13,270,625	1,626,429,575	27,383,179	1,054,802,683	15,029,450

Net assets end of year	$445,936,672	$15,067,772	$1,825,506,098	$32,540,339	$1,190,536,694	$19,984,578

Contract unit transactions
Units outstanding at beginning of year	23,852,745	750,272	25,302,338	295,049	41,378,233	461,342
Units issued	6,506,325	173,923	3,953,186	63,664	5,944,447	165,711
Units redeemed	(5,968,300)	(164,538)	(4,523,812)	(56,326)	(8,247,900)	(119,221)
Units outstanding at end of year	24,390,770	759,657	24,731,712	302,387	39,074,780	507,832

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL S&P 500 Index Fund - Class I	JNL Small Cap Index Fund - Class I	JNL/AB Sustainable Global Thematic Fund - Class A	JNL/AB Sustainable Global Thematic Fund - Class I	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I
Operations
Net investment income (loss)	$(1,346,295)	$(12,343)	$(84,275)	$(2,962)	$(31,049,123)	$(202,034)
Net realized gain (loss) on investments in Funds	8,745,953	(23,203)	68,750	23,316	40,151,637	622,675
Net change in unrealized appreciation
(depreciation) on investments in Funds	63,908,479	631,900	913,652	39,619	278,786,835	5,459,309
Net change in net assets
from operations	71,308,137	596,354	898,127	59,973	287,889,349	5,879,950

Contract transactions
Purchase payments	34,337,869	2,210,748	2,562,238	97,021	182,140,637	4,393,390
Surrenders and terminations	(15,178,353)	(146,941)	(336,089)	—	(155,223,606)	(4,049,795)
Transfers between Investment Divisions	5,462,150	113,802	2,778,606	180,914	13,396,750	(748,110)
Contract owner charges	(3,874,048)	(18,935)	(81,619)	(5,027)	(35,118,800)	(644,715)
Net change in net assets
from contract transactions	20,747,618	2,158,674	4,923,136	272,908	5,194,981	(1,049,230)

Net change in net assets	92,055,755	2,755,028	5,821,263	332,881	293,084,330	4,830,720

Net assets beginning of year	265,856,233	2,282,349	3,566,625	224,890	2,308,483,835	43,256,891

Net assets end of year	$357,911,988	$5,037,377	$9,387,888	$557,771	$2,601,568,165	$48,087,611

Contract unit transactions
Units outstanding at beginning of year	16,298,158	163,907	385,053	24,155	116,750,002	1,594,504
Units issued	4,405,024	231,539	724,761	62,948	17,046,576	298,988
Units redeemed	(3,240,720)	(35,304)	(223,166)	(35,180)	(17,021,612)	(331,500)
Units outstanding at end of year	17,462,462	360,142	886,648	51,923	116,774,966	1,561,992

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Bond Fund of America Fund - Class A	JNL/American Funds Bond Fund of America Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A
Operations
Net investment income (loss)	$(3,037,444)	$(43,577)	$(4,192,774)	$(31,596)	$(4,261,644)	$(18,392)	$(8,907,731)
Net realized gain (loss) on investments in Funds	(2,625,826)	(66,485)	4,240,684	101,102	(7,916,229)	(171,995)	14,571,710
Net change in unrealized appreciation
(depreciation) on investments in Funds	14,626,183	534,957	24,003,954	538,648	25,657,913	427,805	131,040,229
Net change in net assets
from operations	8,962,913	424,895	24,051,864	608,154	13,480,040	237,418	136,704,208

Contract transactions
Purchase payments	43,608,873	2,265,958	34,245,390	769,194	4,379,748	319,420	43,042,009
Surrenders and terminations	(20,425,265)	(802,341)	(19,266,013)	(424,742)	(30,541,804)	(142,264)	(47,312,418)
Transfers between Investment Divisions	147,886,178	4,537,786	500,286	32,949	7,697,741	(396,024)	59,003,575
Contract owner charges	(3,024,374)	(77,783)	(4,441,593)	(93,614)	(4,902,653)	(43,234)	(8,551,066)
Net change in net assets
from contract transactions	168,045,412	5,923,620	11,038,070	283,787	(23,366,968)	(262,102)	46,182,100

Net change in net assets	177,008,325	6,348,515	35,089,934	891,941	(9,886,928)	(24,684)	182,886,308

Net assets beginning of year	153,468,081	6,305,717	323,254,831	6,968,274	329,191,315	4,313,295	649,384,943

Net assets end of year	$330,476,406	$12,654,232	$358,344,765	$7,860,215	$319,304,387	$4,288,611	$832,271,251

Contract unit transactions
Units outstanding at beginning of year	17,780,791	716,848	27,962,032	575,405	36,600,798	402,598	33,312,579
Units issued	27,027,719	1,075,456	6,299,267	134,964	3,922,796	102,944	7,739,909
Units redeemed	(7,739,511)	(414,405)	(5,365,432)	(112,015)	(6,551,403)	(126,318)	(5,612,870)
Units outstanding at end of year	37,068,999	1,377,899	28,895,867	598,354	33,972,191	379,224	35,439,618

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I
Operations
Net investment income (loss)	$(92,494)	$(7,825,508)	$(44,190)	$(41,534,017)	$(195,048)	$(48,374,771)	$(357,093)
Net realized gain (loss) on investments in Funds	304,855	6,152,150	(297,956)	95,620,802	531,938	93,402,562	1,947,874
Net change in unrealized appreciation
(depreciation) on investments in Funds	3,841,233	81,011,991	1,800,182	415,157,572	6,625,690	1,139,541,603	23,998,875
Net change in net assets
from operations	4,053,594	79,338,633	1,458,036	469,244,357	6,962,580	1,184,569,394	25,589,656

Contract transactions
Purchase payments	1,781,479	17,987,661	547,193	150,018,590	3,336,819	339,466,372	8,940,573
Surrenders and terminations	(947,790)	(42,602,597)	(358,388)	(224,168,158)	(2,221,472)	(213,965,882)	(3,606,012)
Transfers between Investment Divisions	580,387	9,448,944	234,929	26,829,129	1,743,107	323,277,129	2,416,113
Contract owner charges	(315,044)	(9,373,245)	(142,564)	(49,085,043)	(630,289)	(53,881,864)	(1,167,089)
Net change in net assets
from contract transactions	1,099,032	(24,539,237)	281,170	(96,405,482)	2,228,165	394,895,755	6,583,585

Net change in net assets	5,152,626	54,799,396	1,739,206	372,838,875	9,190,745	1,579,465,149	32,173,241

Net assets beginning of year	18,138,131	567,058,566	9,313,816	3,044,031,076	39,848,947	3,081,441,791	63,941,226

Net assets end of year	$23,290,757	$621,857,962	$11,053,022	$3,416,869,951	$49,039,692	$4,660,906,940	$96,114,467

Contract unit transactions
Units outstanding at beginning of year	896,652	33,742,576	466,726	159,257,495	1,906,261	95,721,950	1,796,466
Units issued	264,191	4,596,009	131,796	17,508,122	425,014	26,429,970	615,796
Units redeemed	(216,864)	(5,997,061)	(118,457)	(22,286,110)	(329,009)	(15,955,170)	(455,460)
Units outstanding at end of year	943,979	32,341,524	480,065	154,479,507	2,002,266	106,196,750	1,956,802

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(111,003,783)	$(500,939)	$(17,265,782)	$(67,897)	$(29,603,294)
Net realized gain (loss) on investments in Funds	407,824,450	3,489,561	11,259,132	(117,953)	71,700,993
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,589,775,957	23,395,052	177,113,678	2,350,091	222,377,885
Net change in net assets
from operations	1,886,596,624	26,383,674	171,107,028	2,164,241	264,475,584

Contract transactions
Purchase payments	529,697,832	11,096,185	33,652,404	1,191,374	73,216,939
Surrenders and terminations	(605,667,278)	(4,692,523)	(97,964,118)	(680,972)	(190,394,793)
Transfers between Investment Divisions	(54,461,096)	1,390,006	(17,432,833)	53,077	(28,656,966)
Contract owner charges	(127,583,192)	(1,832,821)	(18,845,705)	(214,087)	(32,327,923)
Net change in net assets
from contract transactions	(258,013,734)	5,960,847	(100,590,252)	349,392	(178,162,743)

Net change in net assets	1,628,582,890	32,344,521	70,516,776	2,513,633	86,312,841

Net assets beginning of year	7,972,418,086	101,091,870	1,277,419,979	14,139,156	2,237,696,988

Net assets end of year	$9,601,000,976	$133,436,391	$1,347,936,755	$16,652,789	$2,324,009,829

Contract unit transactions
Units outstanding at beginning of year	274,631,108	2,959,838	97,797,837	914,190	137,118,750
Units issued	29,855,398	686,623	8,417,274	231,106	10,179,005
Units redeemed	(38,100,443)	(530,251)	(15,615,038)	(210,242)	(20,656,718)
Units outstanding at end of year	266,386,063	3,116,210	90,600,073	935,054	126,641,037

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I
Operations
Net investment income (loss)	$(90,057)	$(16,871,612)	$(119,293)	$(42,730,460)	$(179,630)	$(4,603,401)	$(30,283)
Net realized gain (loss) on investments in Funds	267,517	26,827,620	52,068	193,975,475	1,503,775	5,921,671	217,006
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,424,718	156,303,695	3,822,718	316,634,421	5,316,073	29,021,577	475,657
Net change in net assets
from operations	2,602,178	166,259,703	3,755,493	467,879,436	6,640,218	30,339,847	662,380

Contract transactions
Purchase payments	1,213,728	40,795,814	2,468,644	105,141,107	3,449,047	8,642,094	884,382
Surrenders and terminations	(995,754)	(86,395,381)	(930,949)	(260,046,406)	(2,145,346)	(30,287,414)	(769,697)
Transfers between Investment Divisions	208,923	6,118,519	1,237,487	(25,359,729)	(691,164)	(888,306)	42,948
Contract owner charges	(251,817)	(20,015,329)	(371,408)	(47,947,054)	(561,452)	(4,861,334)	(78,556)
Net change in net assets
from contract transactions	175,080	(59,496,377)	2,403,774	(228,212,082)	51,085	(27,394,960)	79,077

Net change in net assets	2,777,258	106,763,326	6,159,267	239,667,354	6,691,303	2,944,887	741,457

Net assets beginning of year	18,887,808	1,211,364,298	23,568,660	3,202,179,305	39,968,771	345,981,760	6,034,320

Net assets end of year	$21,665,066	$1,318,127,624	$29,727,927	$3,441,846,659	$46,660,074	$348,926,647	$6,775,777

Contract unit transactions
Units outstanding at beginning of year	1,059,789	86,073,092	1,413,141	115,692,511	1,220,198	27,167,464	454,653
Units issued	214,341	9,984,493	341,336	10,747,149	298,442	4,283,636	260,216
Units redeemed	(206,249)	(13,963,381)	(208,330)	(18,771,909)	(297,462)	(6,344,588)	(252,624)
Units outstanding at end of year	1,067,881	82,094,204	1,546,147	107,667,751	1,221,178	25,106,512	462,245

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Baillie Gifford International Growth Fund - Class A	JNL/Baillie Gifford International Growth Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I	JNL/BlackRock Large Cap Select Growth Fund - Class A
Operations
Net investment income (loss)	$(8,722,248)	$(85,474)	$(34,295,584)	$(83,693)	$(12,906,211)	$(58,395)	$(37,189,253)
Net realized gain (loss) on investments in Funds	(37,659,447)	(1,430,032)	78,785,915	329,838	76,737,621	697,852	122,595,971
Net change in unrealized appreciation
(depreciation) on investments in Funds	118,553,384	3,837,331	263,061,653	2,252,818	(99,732,848)	(1,081,948)	982,064,297
Net change in net assets
from operations	72,171,689	2,321,825	307,551,984	2,498,963	(35,901,438)	(442,491)	1,067,471,015

Contract transactions
Purchase payments	26,950,916	657,678	32,354,399	1,978,076	27,557,421	626,060	77,300,143
Surrenders and terminations	(38,860,750)	(1,081,247)	(243,583,502)	(2,024,389)	(87,880,919)	(988,165)	(208,228,721)
Transfers between Investment Divisions	2,656,802	(1,033,742)	(47,926,628)	(264,477)	(284,977,979)	(6,328,623)	100,654,819
Contract owner charges	(10,455,086)	(285,477)	(39,136,282)	(264,689)	(13,265,455)	(195,180)	(43,010,298)
Net change in net assets
from contract transactions	(19,708,118)	(1,742,788)	(298,292,013)	(575,479)	(358,566,932)	(6,885,908)	(73,284,057)

Net change in net assets	52,463,571	579,037	9,259,971	1,923,484	(394,468,370)	(7,328,399)	994,186,958

Net assets beginning of year	621,473,806	18,138,962	2,639,608,882	18,155,544	1,234,214,896	17,863,014	2,259,322,986

Net assets end of year	$673,937,377	$18,717,999	$2,648,868,853	$20,079,028	$839,746,526	$10,534,615	$3,253,509,944

Contract unit transactions
Units outstanding at beginning of year	61,187,801	1,707,505	178,251,082	1,060,948	102,088,069	1,240,422	30,330,159
Units issued	14,023,677	342,434	7,051,609	194,277	8,805,862	247,497	4,334,083
Units redeemed	(16,087,081)	(498,929)	(26,308,002)	(225,620)	(39,517,830)	(742,325)	(5,180,324)
Units outstanding at end of year	59,124,397	1,551,010	158,994,689	1,029,605	71,376,101	745,594	29,483,918

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/Cohen & Steers U.S. Realty Fund - Class I
Operations
Net investment income (loss)	$(161,398)	$1,852,093	$302,434	$(5,897,182)	$(119,976)	$753,525	$72,331
Net realized gain (loss) on investments in Funds	612,222	20,824,082	607,015	15,774,651	692,445	(11,208,920)	(403,857)
Net change in unrealized appreciation
(depreciation) on investments in Funds	13,762,113	115,760,467	3,811,507	150,046,420	9,418,717	17,670,303	700,472
Net change in net assets
from operations	14,212,937	138,436,642	4,720,956	159,923,889	9,991,186	7,214,908	368,946

Contract transactions
Purchase payments	2,671,756	24,417,169	1,089,993	28,762,838	1,533,465	5,143,864	407,130
Surrenders and terminations	(1,759,442)	(48,450,385)	(438,809)	(28,879,254)	(701,960)	(5,782,941)	(153,231)
Transfers between Investment Divisions	5,412,625	156,923,009	6,369,005	99,368,408	(855,703)	(8,071,692)	(155,239)
Contract owner charges	(502,367)	(8,914,165)	(284,078)	(6,791,367)	(372,989)	(1,270,809)	(46,458)
Net change in net assets
from contract transactions	5,822,572	123,975,628	6,736,111	92,460,625	(397,187)	(9,981,578)	52,202

Net change in net assets	20,035,509	262,412,270	11,457,067	252,384,514	9,593,999	(2,766,670)	421,148

Net assets beginning of year	27,021,821	467,040,123	14,022,561	335,035,214	23,168,467	99,926,757	3,052,860

Net assets end of year	$47,057,330	$729,452,393	$25,479,628	$587,419,728	$32,762,466	$97,160,087	$3,474,008

Contract unit transactions
Units outstanding at beginning of year	245,435	28,833,507	608,214	23,483,383	1,534,487	8,762,341	255,302
Units issued	101,052	16,541,918	538,200	12,109,046	466,157	2,388,668	212,632
Units redeemed	(60,861)	(9,884,254)	(279,977)	(6,753,245)	(497,980)	(3,281,846)	(202,450)
Units outstanding at end of year	285,626	35,491,171	866,437	28,839,184	1,502,664	7,869,163	265,484

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A
Operations
Net investment income (loss)	$1,606,127	$263,735	$(14,491,683)	$(125,365)	$(5,774,201)	$(80,131)	$(22,536,526)
Net realized gain (loss) on investments in Funds	(2,884,319)	(253,321)	73,748,338	950,203	1,610,442	130,816	(18,663,124)
Net change in unrealized appreciation
(depreciation) on investments in Funds	31,427,491	2,074,089	152,632,569	4,972,776	69,189,588	2,814,681	116,840,377
Net change in net assets
from operations	30,149,299	2,084,503	211,889,224	5,797,614	65,025,829	2,865,366	75,640,727

Contract transactions
Purchase payments	22,500,677	2,893,490	27,599,388	3,018,407	33,042,894	2,519,216	35,333,878
Surrenders and terminations	(12,734,018)	(609,444)	(97,777,876)	(1,335,275)	(28,297,239)	(1,479,086)	(173,960,805)
Transfers between Investment Divisions	42,575,178	180,700	(23,098,573)	(865,746)	33,080,248	1,507,523	51,680,572
Contract owner charges	(3,233,842)	(198,301)	(14,659,638)	(365,429)	(5,869,903)	(231,955)	(22,331,155)
Net change in net assets
from contract transactions	49,107,995	2,266,445	(107,936,699)	451,957	31,956,000	2,315,698	(109,277,510)

Net change in net assets	79,257,294	4,350,948	103,952,525	6,249,571	96,981,829	5,181,064	(33,636,783)

Net assets beginning of year	188,999,148	13,367,669	1,076,963,073	25,846,685	440,197,670	16,075,756	1,726,354,689

Net assets end of year	$268,256,442	$17,718,617	$1,180,915,598	$32,096,256	$537,179,499	$21,256,820	$1,692,717,906

Contract unit transactions
Units outstanding at beginning of year	17,435,576	1,182,999	22,118,937	370,601	19,572,212	1,106,626	89,766,129
Units issued	9,207,478	722,739	2,676,184	110,799	7,462,970	460,967	9,123,183
Units redeemed	(4,975,610)	(547,815)	(4,722,556)	(104,280)	(6,347,430)	(335,635)	(14,907,042)
Units outstanding at end of year	21,667,444	1,357,923	20,072,565	377,120	20,687,752	1,231,958	83,982,270

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I
Operations
Net investment income (loss)	$(105,094)	$(1,462,228)	$(12,714)	$(19,204,179)	$(116,233)	$(8,291,820)	$(64,459)
Net realized gain (loss) on investments in Funds	(503,416)	(991,468)	(36,175)	45,835,551	577,520	(11,007,801)	(240,675)
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,943,669	11,299,257	315,681	317,995,605	5,858,502	44,139,978	999,229
Net change in net assets
from operations	1,335,159	8,845,561	266,792	344,626,977	6,319,789	24,840,357	694,095

Contract transactions
Purchase payments	2,032,508	3,772,782	311,696	56,352,873	1,501,341	24,300,204	1,239,894
Surrenders and terminations	(1,444,702)	(11,012,370)	(158,550)	(92,900,480)	(1,556,111)	(62,645,290)	(1,082,903)
Transfers between Investment Divisions	3,174,272	588,149	127,747	(32,054,677)	(969,548)	20,804,842	1,824,803
Contract owner charges	(255,070)	(1,348,472)	(29,622)	(20,673,138)	(396,380)	(7,763,586)	(219,706)
Net change in net assets
from contract transactions	3,507,008	(7,999,911)	251,271	(89,275,422)	(1,420,698)	(25,303,830)	1,762,088

Net change in net assets	4,842,167	845,650	518,063	255,351,555	4,899,091	(463,473)	2,456,183

Net assets beginning of year	21,776,258	116,798,855	2,628,197	1,379,985,660	23,480,326	675,212,675	13,276,703

Net assets end of year	$26,618,425	$117,644,505	$3,146,260	$1,635,337,215	$28,379,417	$674,749,202	$15,732,886

Contract unit transactions
Units outstanding at beginning of year	812,188	11,843,186	250,158	68,658,222	1,131,368	68,961,476	1,281,317
Units issued	417,163	1,821,317	150,048	9,947,780	184,358	10,920,911	520,847
Units redeemed	(291,027)	(2,629,710)	(126,504)	(13,918,557)	(244,436)	(13,542,356)	(361,821)
Units outstanding at end of year	938,324	11,034,793	273,702	64,687,445	1,071,290	66,340,031	1,440,343

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Dreyfus Government Money Market Fund - Class A	JNL/Dreyfus Government Money Market Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/First Sentier Global Infrastructure Fund - Class A	JNL/First Sentier Global Infrastructure Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$82,467,631	$2,627,950	$(9,481,402)	$(42,004)	$(6,952,360)	$(25,306)	$(18,729,276)
Net realized gain (loss) on investments in Funds	—	—	(8,310,740)	(131,961)	13,423,304	34,179	44,049,372
Net change in unrealized appreciation
(depreciation) on investments in Funds	—	—	55,614,685	796,728	86,980	122,406	66,064,723
Net change in net assets
from operations	82,467,631	2,627,950	37,822,543	622,763	6,557,924	131,279	91,384,819

Contract transactions
Purchase payments	536,722,596	13,556,909	21,236,496	1,323,238	10,841,935	493,554	41,471,426
Surrenders and terminations	(694,449,568)	(23,791,669)	(69,371,344)	(1,050,538)	(48,265,673)	(515,043)	(137,779,353)
Transfers between Investment Divisions	(192,540,092)	4,278,242	53,132,262	2,445,975	(30,761,101)	(36,618)	(34,875,918)
Contract owner charges	(36,260,121)	(734,033)	(10,306,161)	(100,109)	(7,236,388)	(72,346)	(18,693,827)
Net change in net assets
from contract transactions	(386,527,185)	(6,690,551)	(5,308,747)	2,618,566	(75,421,227)	(130,453)	(149,877,672)

Net change in net assets	(304,059,554)	(4,062,601)	32,513,796	3,241,329	(68,863,303)	826	(58,492,853)

Net assets beginning of year	2,896,396,661	64,474,671	709,011,832	8,059,091	579,246,538	5,823,549	1,464,004,050

Net assets end of year	$2,592,337,107	$60,412,070	$741,525,628	$11,300,420	$510,383,235	$5,824,375	$1,405,511,197

Contract unit transactions
Units outstanding at beginning of year	244,019,921	3,831,227	28,433,156	218,597	32,768,715	286,009	80,387,915
Units issued	132,154,229	3,975,489	4,692,546	139,836	3,249,894	100,151	6,354,113
Units redeemed	(164,450,356)	(4,361,514)	(5,006,040)	(68,391)	(7,588,642)	(107,471)	(14,499,265)
Units outstanding at end of year	211,723,794	3,445,202	28,119,662	290,042	28,429,967	278,689	72,242,763

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Franklin Templeton Income Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Harris Oakmark Global Equity Fund - Class I
Operations
Net investment income (loss)	$(31,560)	$(59,976,169)	$(127,239)	$(3,543,003)	$(56,455)	$303,290	$97,818
Net realized gain (loss) on investments in Funds	226,190	330,271,730	948,161	(2,093,459)	(68,140)	10,115,813	101,581
Net change in unrealized appreciation
(depreciation) on investments in Funds	350,494	282,959,130	2,942,924	75,131,202	3,515,840	59,711,103	1,205,568
Net change in net assets
from operations	545,124	553,254,691	3,763,846	69,494,740	3,391,245	70,130,206	1,404,967

Contract transactions
Purchase payments	242,464	57,412,781	1,950,265	18,814,581	979,693	11,144,243	433,315
Surrenders and terminations	(557,086)	(441,578,642)	(1,726,636)	(16,226,607)	(374,003)	(35,275,065)	(422,501)
Transfers between Investment Divisions	(746,748)	(166,519,622)	(1,593,572)	27,076,716	1,166,441	(2,818,928)	(861,624)
Contract owner charges	(94,891)	(59,032,535)	(450,920)	(4,028,224)	(172,404)	(4,579,126)	(113,131)
Net change in net assets
from contract transactions	(1,156,261)	(609,718,018)	(1,820,863)	25,636,466	1,599,727	(31,528,876)	(963,941)

Net change in net assets	(611,137)	(56,463,327)	1,942,983	95,131,206	4,990,972	38,601,330	441,026

Net assets beginning of year	7,739,808	4,694,202,044	27,952,269	238,805,797	10,863,722	387,660,951	7,638,639

Net assets end of year	$7,128,671	$4,637,738,717	$29,895,252	$333,937,003	$15,854,694	$426,262,281	$8,079,665

Contract unit transactions
Units outstanding at beginning of year	336,538	144,651,746	883,393	23,219,472	994,266	31,487,004	585,107
Units issued	65,751	6,991,959	168,624	8,862,478	389,468	6,863,077	166,742
Units redeemed	(115,166)	(25,144,138)	(223,700)	(6,605,063)	(256,579)	(9,126,220)	(237,052)
Units outstanding at end of year	287,123	126,499,567	828,317	25,476,887	1,127,155	29,223,861	514,797

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Operations
Net investment income (loss)	$(4,618,732)	$(62,438)	$(16,583,558)	$(55,430)	$(19,270,417)	$(76,246)	$(12,875,240)
Net realized gain (loss) on investments in Funds	6,663,044	248,399	50,878,689	249,561	11,110,967	(508,457)	20,328,646
Net change in unrealized appreciation
(depreciation) on investments in Funds	21,601,579	1,011,063	305,465,590	3,584,555	157,709,304	2,507,899	92,129,233
Net change in net assets
from operations	23,645,891	1,197,024	339,760,721	3,778,686	149,549,854	1,923,196	99,582,639

Contract transactions
Purchase payments	21,452,745	389,807	16,876,938	425,549	46,431,438	1,094,030	8,291,929
Surrenders and terminations	(23,814,875)	(560,408)	(96,694,169)	(689,090)	(114,582,856)	(598,526)	(93,757,098)
Transfers between Investment Divisions	(59,209,825)	(2,424,453)	(30,270,296)	(198,862)	46,979,825	2,579,745	(14,255,761)
Contract owner charges	(4,958,814)	(212,578)	(17,741,927)	(188,130)	(21,373,305)	(262,712)	(14,454,717)
Net change in net assets
from contract transactions	(66,530,769)	(2,807,632)	(127,829,454)	(650,533)	(42,544,898)	2,812,537	(114,175,647)

Net change in net assets	(42,884,878)	(1,610,608)	211,931,267	3,128,153	107,004,956	4,735,733	(14,593,008)

Net assets beginning of year	391,565,537	16,102,814	1,092,760,910	11,207,041	1,436,819,665	15,126,252	963,449,940

Net assets end of year	$348,680,659	$14,492,206	$1,304,692,177	$14,335,194	$1,543,824,621	$19,861,985	$948,856,932

Contract unit transactions
Units outstanding at beginning of year	30,188,186	1,169,989	39,873,490	301,574	36,479,554	287,652	84,188,580
Units issued	5,472,778	154,642	2,576,275	54,535	5,150,854	124,860	3,244,972
Units redeemed	(10,590,990)	(353,331)	(6,607,485)	(68,750)	(6,219,715)	(74,926)	(12,807,105)
Units outstanding at end of year	25,069,974	971,300	35,842,280	287,359	35,410,693	337,586	74,626,447

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/JPMorgan Managed Conservative Fund - Class A	JNL/JPMorgan Managed Conservative Fund - Class I
Operations
Net investment income (loss)	$(11,280)	$(7,815,779)	$(111,602)	$(26,131,608)	$(47,995)	$(10,435,191)	$(11,252)
Net realized gain (loss) on investments in Funds	2,893	15,712,685	588,210	101,128,458	270,241	12,686,417	(51,816)
Net change in unrealized appreciation
(depreciation) on investments in Funds	304,101	71,913,744	3,230,656	283,649,036	1,886,527	47,466,252	265,799
Net change in net assets
from operations	295,714	79,810,650	3,707,264	358,645,886	2,108,773	49,717,478	202,731

Contract transactions
Purchase payments	15,000	37,356,506	1,317,941	26,468,990	1,453,276	9,532,533	76,745
Surrenders and terminations	(73,121)	(55,733,740)	(1,307,269)	(140,975,340)	(288,557)	(93,910,025)	(87,051)
Transfers between Investment Divisions	(213,862)	78,581,317	1,997,541	(29,388,430)	(1,159,580)	(12,861,640)	(820,321)
Contract owner charges	(40,234)	(7,581,327)	(279,325)	(29,607,232)	(155,327)	(12,350,656)	(28,111)
Net change in net assets
from contract transactions	(312,217)	52,622,756	1,728,888	(173,502,012)	(150,188)	(109,589,788)	(858,738)

Net change in net assets	(16,503)	132,433,406	5,436,152	185,143,874	1,958,585	(59,872,310)	(656,007)

Net assets beginning of year	2,524,443	558,957,891	22,940,229	1,825,639,682	9,695,852	780,757,240	2,924,850

Net assets end of year	$2,507,940	$691,391,297	$28,376,381	$2,010,783,556	$11,654,437	$720,884,930	$2,268,843

Contract unit transactions
Units outstanding at beginning of year	197,633	46,307,719	1,812,347	58,041,911	335,911	54,910,038	208,943
Units issued	13,604	16,609,762	588,588	3,282,184	69,654	4,433,711	15,584
Units redeemed	(36,890)	(12,667,637)	(457,938)	(8,353,747)	(74,786)	(12,061,285)	(75,461)
Units outstanding at end of year	174,347	50,249,844	1,942,997	52,970,348	330,779	47,282,464	149,066

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan Managed Growth Fund - Class A	JNL/JPMorgan Managed Growth Fund - Class I	JNL/JPMorgan Managed Moderate Fund - Class A	JNL/JPMorgan Managed Moderate Fund - Class I	JNL/JPMorgan Managed Moderate Growth Fund - Class A	JNL/JPMorgan Managed Moderate Growth Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A
Operations
Net investment income (loss)	$(53,416,061)	$(90,482)	$(24,292,768)	$(13,622)	$(51,588,944)	$(29,712)	$(31,206,255)
Net realized gain (loss) on investments in Funds	234,788,848	181,607	73,394,862	20,326	202,154,410	16,047	66,702,508
Net change in unrealized appreciation
(depreciation) on investments in Funds	475,674,322	3,554,212	127,894,478	334,433	353,887,913	1,041,927	442,099,967
Net change in net assets
from operations	657,047,109	3,645,337	176,996,572	341,137	504,453,379	1,028,262	477,596,220

Contract transactions
Purchase payments	34,514,355	496,911	16,398,552	508,479	27,647,738	198,244	98,704,866
Surrenders and terminations	(339,029,762)	(608,869)	(196,975,265)	(62,695)	(370,648,378)	(270,799)	(164,594,220)
Transfers between Investment Divisions	(68,042,757)	1,006,408	(39,124,861)	(268,240)	(69,844,797)	(58,718)	136,394,859
Contract owner charges	(59,234,876)	(354,216)	(28,113,207)	(58,411)	(56,719,415)	(92,515)	(32,904,640)
Net change in net assets
from contract transactions	(431,793,040)	540,234	(247,814,781)	119,133	(469,564,852)	(223,788)	37,600,865

Net change in net assets	225,254,069	4,185,571	(70,818,209)	460,270	34,888,527	804,474	515,197,085

Net assets beginning of year	3,774,823,453	18,135,254	1,809,529,057	2,674,448	3,729,925,682	6,567,502	2,193,968,584

Net assets end of year	$4,000,077,522	$22,320,825	$1,738,710,848	$3,134,718	$3,764,814,209	$7,371,976	$2,709,165,669

Contract unit transactions
Units outstanding at beginning of year	125,919,652	753,968	102,853,752	155,403	148,658,513	271,184	27,791,225
Units issued	5,481,946	107,114	2,486,666	39,428	4,104,291	33,336	4,795,263
Units redeemed	(18,776,488)	(102,100)	(16,016,766)	(30,532)	(21,708,990)	(42,573)	(4,411,126)
Units outstanding at end of year	112,625,110	758,982	89,323,652	164,299	131,053,814	261,947	28,175,362

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/JPMorgan MidCap Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A	JNL/JPMorgan U.S. Value Fund - Class I
Operations
Net investment income (loss)	$(160,439)	$(11,167,318)	$(88,266)	$(11,541,821)	$(86,540)
Net realized gain (loss) on investments in Funds	33,987	(19,176,926)	(486,750)	37,017,355	402,356
Net change in unrealized appreciation
(depreciation) on investments in Funds	7,728,855	52,759,100	1,365,483	36,342,573	1,390,040
Net change in net assets
from operations	7,602,403	22,414,856	790,467	61,818,107	1,705,856

Contract transactions
Purchase payments	3,735,625	33,897,210	1,859,979	33,406,297	991,040
Surrenders and terminations	(1,604,136)	(88,527,196)	(1,708,725)	(71,512,750)	(870,283)
Transfers between Investment Divisions	3,078,669	32,465,349	104,907	(35,895,105)	(1,201,918)
Contract owner charges	(488,961)	(11,828,089)	(232,693)	(12,124,248)	(282,005)
Net change in net assets
from contract transactions	4,721,197	(33,992,726)	23,468	(86,125,806)	(1,363,166)

Net change in net assets	12,323,600	(11,577,870)	813,935	(24,307,699)	342,690

Net assets beginning of year	31,131,187	867,358,952	20,229,415	891,964,404	20,186,641

Net assets end of year	$43,454,787	$855,781,082	$21,043,350	$867,656,705	$20,529,331

Contract unit transactions
Units outstanding at beginning of year	270,504	43,694,051	705,470	51,052,021	924,562
Units issued	92,551	9,055,437	377,129	5,621,655	198,608
Units redeemed	(55,247)	(10,904,752)	(376,621)	(10,561,774)	(258,864)
Units outstanding at end of year	307,808	41,844,736	705,978	46,111,902	864,306

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Lazard International Quality Growth Fund - Class A	JNL/Lazard International Quality Growth Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A
Operations
Net investment income (loss)	$136,828	$48,322	$(4,678,635)	$(1,459)	$6,739,837	$409,653	$(11,221,822)
Net realized gain (loss) on investments in Funds	(288,571)	(70,411)	27,391,142	309,772	(1,707,783)	(71,409)	(16,173,185)
Net change in unrealized appreciation
(depreciation) on investments in Funds	15,221,885	676,497	76,970,350	737,858	10,056,030	466,652	59,695,459
Net change in net assets
from operations	15,070,142	654,408	99,682,857	1,046,171	15,088,084	804,896	32,300,452

Contract transactions
Purchase payments	8,175,323	232,576	9,083,797	447,947	44,837,967	1,254,190	33,765,680
Surrenders and terminations	(6,944,750)	(192,142)	(31,011,293)	(408,891)	(49,299,203)	(2,344,713)	(81,673,728)
Transfers between Investment Divisions	6,371,082	49,674	45,466,329	1,990,971	38,072,884	(1,692,162)	40,653,316
Contract owner charges	(1,058,627)	(57,247)	(5,375,415)	(52,109)	(5,022,846)	(200,211)	(10,098,092)
Net change in net assets
from contract transactions	6,543,028	32,861	18,163,418	1,977,918	28,588,802	(2,982,896)	(17,352,824)

Net change in net assets	21,613,170	687,269	117,846,275	3,024,089	43,676,886	(2,178,000)	14,947,628

Net assets beginning of year	97,183,404	4,012,861	281,119,041	2,102,937	350,548,580	16,649,631	912,174,163

Net assets end of year	$118,796,574	$4,700,130	$398,965,316	$5,127,026	$394,225,466	$14,471,631	$927,121,791

Contract unit transactions
Units outstanding at beginning of year	6,858,264	273,210	24,582,229	174,207	36,368,390	1,677,026	67,364,188
Units issued	2,001,485	79,303	8,848,993	368,681	19,676,514	739,607	10,255,864
Units redeemed	(1,565,732)	(77,737)	(7,527,317)	(231,125)	(16,753,401)	(1,031,393)	(11,712,523)
Units outstanding at end of year	7,294,017	274,776	25,903,905	311,763	39,291,503	1,385,240	65,907,529

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
Operations
Net investment income (loss)	$(79,108)	$(4,394,021)	$(27,689)	$(16,619,959)	$(61,703)	$(5,626,565)	$(48,612)
Net realized gain (loss) on investments in Funds	(492,397)	2,983,587	182,115	60,855,772	254,272	13,616,451	220,304
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,449,541	123,164,734	2,341,136	337,965,639	4,794,697	(7,239,914)	(12,050)
Net change in net assets
from operations	878,036	121,754,300	2,495,562	382,201,452	4,987,266	749,972	159,642

Contract transactions
Purchase payments	1,042,935	19,965,273	308,742	41,936,758	1,180,185	22,475,806	737,154
Surrenders and terminations	(1,668,082)	(24,033,704)	(438,676)	(100,354,285)	(861,714)	(34,024,706)	(1,200,105)
Transfers between Investment Divisions	501,886	221,865,394	3,426,093	118,482,894	(3,083,557)	(153,150,909)	(4,096,037)
Contract owner charges	(190,237)	(4,589,481)	(99,263)	(17,647,370)	(188,246)	(6,152,468)	(173,535)
Net change in net assets
from contract transactions	(313,498)	213,207,482	3,196,896	42,417,997	(2,953,332)	(170,852,277)	(4,732,523)

Net change in net assets	564,538	334,961,782	5,692,458	424,619,449	2,033,934	(170,102,305)	(4,572,881)

Net assets beginning of year	18,354,481	148,525,582	3,078,915	1,009,530,047	14,135,946	530,859,013	13,544,833

Net assets end of year	$18,919,019	$483,487,364	$8,771,373	$1,434,149,496	$16,169,880	$360,756,708	$8,971,952

Contract unit transactions
Units outstanding at beginning of year	1,033,158	15,536,077	234,516	24,944,208	251,169	37,587,159	899,797
Units issued	280,627	26,254,291	524,240	7,002,087	140,091	7,245,060	354,645
Units redeemed	(296,436)	(8,446,695)	(324,888)	(6,084,143)	(183,033)	(19,388,172)	(667,508)
Units outstanding at end of year	1,017,349	33,343,673	433,868	25,862,152	208,227	25,444,047	586,934

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Financial Sector Fund - Class A
Operations
Net investment income (loss)	$(14,708,823)	$(98,041)	$(9,958,042)	$(72,725)	$(28,075,868)	$(105,841)	$(14,782,946)
Net realized gain (loss) on investments in Funds	66,840,154	728,330	(6,601,106)	(386,873)	283,330,342	3,202,740	36,127,152
Net change in unrealized appreciation
(depreciation) on investments in Funds	95,255,312	2,712,507	71,600,128	1,888,658	(341,035,983)	(3,893,007)	116,984,572
Net change in net assets
from operations	147,386,643	3,342,796	55,040,980	1,429,060	(85,781,509)	(796,108)	138,328,778

Contract transactions
Purchase payments	38,672,580	1,046,826	18,594,080	1,351,868	70,038,594	2,493,080	26,019,418
Surrenders and terminations	(88,501,654)	(957,688)	(55,633,839)	(947,086)	(183,253,908)	(2,705,819)	(93,330,534)
Transfers between Investment Divisions	(58,491,753)	29,958	13,051,074	755,550	(677,972,962)	(7,544,124)	(146,333,864)
Contract owner charges	(14,579,918)	(293,127)	(10,805,844)	(248,959)	(29,083,767)	(337,600)	(15,540,352)
Net change in net assets
from contract transactions	(122,900,745)	(174,031)	(34,794,529)	911,373	(820,272,043)	(8,094,463)	(229,185,332)

Net change in net assets	24,485,898	3,168,765	20,246,451	2,340,433	(906,053,552)	(8,890,571)	(90,856,554)

Net assets beginning of year	1,158,021,142	22,192,669	736,791,333	15,372,671	2,696,809,227	29,762,007	1,237,471,511

Net assets end of year	$1,182,507,040	$25,361,434	$757,037,784	$17,713,104	$1,790,755,675	$20,871,436	$1,146,614,957

Contract unit transactions
Units outstanding at beginning of year	39,469,567	564,527	74,806,408	1,343,685	59,993,781	474,679	61,885,786
Units issued	4,677,351	140,975	12,059,591	404,658	7,835,783	181,264	7,162,811
Units redeemed	(8,823,135)	(145,572)	(15,606,726)	(328,943)	(26,936,200)	(316,783)	(18,755,622)
Units outstanding at end of year	35,323,783	559,930	71,259,273	1,419,400	40,893,364	339,160	50,292,975

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I
Operations
Net investment income (loss)	$(78,715)	$(40,285,300)	$(141,396)	$(2,327,652)	$(20,875)	$(54,939,598)	$(301,345)
Net realized gain (loss) on investments in Funds	56,850	173,474,724	976,334	7,389,606	196,656	321,858,218	4,385,267
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,582,691	(136,754,094)	(283,532)	25,687,343	649,035	1,527,295,826	26,157,874
Net change in net assets
from operations	2,560,826	(3,564,670)	551,406	30,749,297	824,816	1,794,214,446	30,241,796

Contract transactions
Purchase payments	1,188,555	83,771,845	2,479,477	9,657,024	313,288	147,413,737	6,111,373
Surrenders and terminations	(1,043,353)	(256,566,744)	(1,859,591)	(11,865,090)	(429,557)	(317,268,097)	(3,472,999)
Transfers between Investment Divisions	(2,558,839)	(126,075,782)	(1,692,250)	7,584,671	(423,049)	352,107,723	633,531
Contract owner charges	(226,069)	(41,931,218)	(451,791)	(2,503,077)	(68,390)	(59,439,511)	(972,132)
Net change in net assets
from contract transactions	(2,639,706)	(340,801,899)	(1,524,155)	2,873,528	(607,708)	122,813,852	2,299,773

Net change in net assets	(78,880)	(344,366,569)	(972,749)	33,622,825	217,108	1,917,028,298	32,541,569

Net assets beginning of year	19,394,083	3,343,599,012	34,117,877	171,945,658	5,006,119	3,147,647,634	51,164,921

Net assets end of year	$19,315,203	$2,999,232,443	$33,145,128	$205,568,483	$5,223,227	$5,064,675,932	$83,706,490

Contract unit transactions
Units outstanding at beginning of year	700,152	66,687,067	490,523	12,361,666	338,216	98,812,143	1,161,740
Units issued	209,067	6,289,367	154,880	6,405,501	167,572	21,373,332	410,631
Units redeemed	(300,611)	(13,374,729)	(174,967)	(6,301,164)	(211,708)	(18,530,491)	(367,886)
Units outstanding at end of year	608,608	59,601,705	470,436	12,466,003	294,080	101,654,984	1,204,485

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon International Index Fund - Class A	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A
Operations
Net investment income (loss)	$(25,588,228)	$(216,658)	$(2,293,789)	$(20,768)	$(70,236,169)	$(448,973)	$(1,887,964)
Net realized gain (loss) on investments in Funds	(322,975)	106,041	2,303,448	91,833	294,204,027	4,436,801	(6,400,844)
Net change in unrealized appreciation
(depreciation) on investments in Funds	313,199,999	7,926,979	18,753,969	494,122	1,953,335,829	37,889,108	21,713,897
Net change in net assets
from operations	287,288,796	7,816,362	18,763,628	565,187	2,177,303,687	41,876,936	13,425,089

Contract transactions
Purchase payments	45,236,043	3,001,796	8,091,524	217,235	287,677,771	7,677,828	8,492,309
Surrenders and terminations	(151,589,222)	(2,290,811)	(13,029,928)	(490,447)	(354,372,815)	(6,090,064)	(8,964,173)
Transfers between Investment Divisions	(1,809,531)	(769,683)	(25,105,064)	(411,198)	614,959,816	7,467,479	(8,173,446)
Contract owner charges	(25,269,194)	(700,576)	(2,477,487)	(63,678)	(76,722,103)	(1,445,794)	(2,080,039)
Net change in net assets
from contract transactions	(133,431,904)	(759,274)	(32,520,955)	(748,088)	471,542,669	7,609,449	(10,725,349)

Net change in net assets	153,856,892	7,057,088	(13,757,327)	(182,901)	2,648,846,356	49,486,385	2,699,740

Net assets beginning of year	1,905,755,531	46,603,536	174,837,089	4,583,883	3,965,248,744	73,492,834	158,226,835

Net assets end of year	$2,059,612,423	$53,660,624	$161,079,762	$4,400,982	$6,614,095,100	$122,979,219	$160,926,575

Contract unit transactions
Units outstanding at beginning of year	90,898,051	1,676,656	13,059,962	321,285	79,689,366	1,406,684	14,076,972
Units issued	10,088,604	299,850	6,536,933	274,364	22,777,082	569,068	3,614,674
Units redeemed	(16,063,625)	(323,281)	(8,944,939)	(325,289)	(15,201,486)	(450,100)	(4,635,913)
Units outstanding at end of year	84,923,030	1,653,225	10,651,956	270,360	87,264,962	1,525,652	13,055,733

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon U.S. Stock Market Index Fund - Class A
Operations
Net investment income (loss)	$(46,688)	$(36,910,670)	$(284,760)	$(139,242,595)	$(27,808,858)	$(234,821)	$(56,611,055)
Net realized gain (loss) on investments in Funds	(371,464)	113,469,403	1,909,442	490,358,238	58,171,907	726,347	34,875,566
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,445,402	308,838,110	7,760,908	1,990,622,209	260,399,658	7,403,821	953,305,834
Net change in net assets
from operations	1,027,250	385,396,843	9,385,590	2,341,737,852	290,762,707	7,895,347	931,570,345

Contract transactions
Purchase payments	878,779	87,067,877	4,601,443	528,873,139	71,696,768	3,674,968	46,819,907
Surrenders and terminations	(643,526)	(219,640,834)	(3,396,601)	(797,925,984)	(158,798,818)	(2,297,473)	(398,855,286)
Transfers between Investment Divisions	(752,893)	52,012,242	(3,261,295)	356,130,822	69,784,000	1,358,097	(154,915,234)
Contract owner charges	(164,823)	(37,034,015)	(852,884)	(143,921,168)	(27,401,814)	(706,194)	(60,220,774)
Net change in net assets
from contract transactions	(682,463)	(117,594,730)	(2,909,337)	(56,843,191)	(44,719,864)	2,029,398	(567,171,387)

Net change in net assets	344,787	267,802,113	6,476,253	2,284,894,661	246,042,843	9,924,745	364,398,958

Net assets beginning of year	11,004,786	2,759,451,574	62,832,978	9,739,079,611	2,099,400,225	50,199,020	4,136,699,650

Net assets end of year	$11,349,573	$3,027,253,687	$69,309,231	$12,023,974,272	$2,345,443,068	$60,123,765	$4,501,098,608

Contract unit transactions
Units outstanding at beginning of year	922,216	62,350,078	1,073,052	283,502,568	56,718,556	1,025,869	279,586,248
Units issued	266,707	7,762,589	224,594	43,372,882	8,561,962	257,379	14,395,364
Units redeemed	(331,166)	(10,273,155)	(271,988)	(45,049,402)	(9,794,217)	(217,526)	(49,036,780)
Units outstanding at end of year	857,757	59,839,512	1,025,658	281,826,048	55,486,301	1,065,722	244,944,832

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Mellon U.S. Stock Market Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/Mellon World Index Fund - Class A	JNL/Mellon World Index Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I
Operations
Net investment income (loss)	$(258,116)	$(5,709,270)	$(37,994)	$(4,745,652)	$(36,954)	$(23,132,602)	$(114,983)
Net realized gain (loss) on investments in Funds	730,203	(960,905)	(253,670)	16,140,686	133,464	87,498,845	638,127
Net change in unrealized appreciation
(depreciation) on investments in Funds	13,106,761	(40,793,139)	(570,978)	58,032,214	1,732,436	110,794,786	2,570,248
Net change in net assets
from operations	13,578,848	(47,463,314)	(862,642)	69,427,248	1,828,946	175,161,029	3,093,392

Contract transactions
Purchase payments	1,338,661	22,600,385	382,681	11,668,022	169,801	44,265,904	2,326,043
Surrenders and terminations	(2,948,974)	(37,708,185)	(1,141,848)	(32,659,184)	(240,316)	(133,896,650)	(1,393,177)
Transfers between Investment Divisions	(1,767,644)	(180,728,632)	(1,390,163)	(441,490)	193,714	(144,962,343)	(606,714)
Contract owner charges	(860,997)	(5,843,773)	(133,013)	(3,917,589)	(84,912)	(24,660,527)	(337,003)
Net change in net assets
from contract transactions	(4,238,954)	(201,680,205)	(2,282,343)	(25,350,241)	38,287	(259,253,616)	(10,851)

Net change in net assets	9,339,894	(249,143,519)	(3,144,985)	44,077,007	1,867,233	(84,092,587)	3,082,541

Net assets beginning of year	55,756,332	614,566,036	11,362,357	332,526,045	8,063,855	1,830,613,629	25,729,928

Net assets end of year	$65,096,226	$365,422,517	$8,217,372	$376,603,052	$9,931,088	$1,746,521,042	$28,812,469

Contract unit transactions
Units outstanding at beginning of year	3,539,034	31,096,466	570,809	12,028,714	215,725	58,823,019	650,652
Units issued	297,605	4,173,656	236,743	1,573,363	60,087	5,409,742	165,354
Units redeemed	(546,800)	(14,997,454)	(360,085)	(2,433,107)	(59,509)	(13,698,388)	(165,543)
Units outstanding at end of year	3,289,839	20,272,668	447,467	11,168,970	216,303	50,534,373	650,463

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class I
Operations
Net investment income (loss)	$(35,379)	$(2,863,651)	$(47,421)	$(2,567,567)	$76,992
Net realized gain (loss) on investments in Funds	(254,904)	5,289,057	77,590	23,414,685	253,389
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,948,242	48,471,219	2,518,929	128,094,037	3,414,327
Net change in net assets
from operations	1,657,959	50,896,625	2,549,098	148,941,155	3,744,708

Contract transactions
Purchase payments	508,249	12,840,394	1,482,741	50,752,946	2,123,124
Surrenders and terminations	(322,495)	(11,950,437)	(417,941)	(40,890,524)	(336,729)
Transfers between Investment Divisions	2,741,758	24,588,395	905,650	327,370,685	4,771,856
Contract owner charges	(3,799)	(3,170,810)	(112,241)	(8,200,490)	(199,289)
Net change in net assets
from contract transactions	2,923,713	22,307,542	1,858,209	329,032,617	6,358,962

Net change in net assets	4,581,672	73,204,167	4,407,307	477,973,772	10,103,670

Net assets beginning of year	3,236,390	201,680,304	9,110,107	361,222,506	9,160,679

Net assets end of year	$7,818,062	$274,884,471	$13,517,414	$839,196,278	$19,264,349

Contract unit transactions
Units outstanding at beginning of year	414,040	12,148,778	515,034	25,407,898	606,336
Units issued	628,386	4,844,588	160,359	30,698,242	742,930
Units redeemed	(327,744)	(3,672,458)	(68,397)	(10,880,062)	(378,431)
Units outstanding at end of year	714,682	13,320,908	606,996	45,226,078	970,835

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/Newton Equity Income Fund - Class A	JNL/Newton Equity Income Fund - Class I	JNL/PIMCO Income Fund - Class A
Operations
Net investment income (loss)	$(454,183)	$(148,422)	$(7,020,268)	$(40,148)	$(20,360,437)	$(182,553)	$(9,465,668)
Net realized gain (loss) on investments in Funds	571,459	164,229	1,112,209	(20,529)	55,016,709	1,453,351	1,030,083
Net change in unrealized appreciation
(depreciation) on investments in Funds	(3,685,880)	1,139,107	49,755,507	930,843	98,864,964	2,782,692	62,060,008
Net change in net assets
from operations	(3,568,604)	1,154,914	43,847,448	870,166	133,521,236	4,053,490	53,624,423

Contract transactions
Purchase payments	1,751,523	1,125,027	16,189,484	1,048,750	137,396,539	4,317,751	43,916,785
Surrenders and terminations	(4,686,273)	(912,373)	(49,293,450)	(1,413,300)	(106,373,259)	(2,704,355)	(61,531,578)
Transfers between Investment Divisions	(16,442,768)	18,121,326	50,994,349	580,877	(125,008,278)	(5,477,056)	138,734,797
Contract owner charges	(25,341)	(4,135)	(7,161,258)	(90,584)	(20,247,391)	(597,477)	(8,777,398)
Net change in net assets
from contract transactions	(19,402,859)	18,329,845	10,729,125	125,743	(114,232,389)	(4,461,137)	112,342,606

Net change in net assets	(22,971,463)	19,484,759	54,576,573	995,909	19,288,847	(407,647)	165,967,029

Net assets beginning of year	60,992,386	6,593,942	516,279,646	8,792,602	1,630,195,763	43,785,249	687,962,106

Net assets end of year	$38,020,923	$26,078,701	$570,856,219	$9,788,511	$1,649,484,610	$43,377,602	$853,929,135

Contract unit transactions
Units outstanding at beginning of year	6,287,359	714,446	46,071,317	682,605	51,416,385	1,477,117	68,880,729
Units issued	895,559	3,407,200	12,755,010	261,716	16,249,389	515,300	25,606,801
Units redeemed	(2,991,002)	(1,600,188)	(11,879,676)	(252,317)	(20,022,316)	(678,067)	(14,616,413)
Units outstanding at end of year	4,191,916	2,521,458	46,946,651	692,004	47,643,458	1,314,350	79,871,117

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Operations
Net investment income (loss)	$(122,311)	$(5,295,615)	$(59,114)	$(13,619,072)	$(73,386)	$(14,143,116)	$(43,094)
Net realized gain (loss) on investments in Funds	72,490	(9,191,303)	(213,059)	(7,223,223)	(176,654)	8,668,737	55,834
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,478,744	40,678,896	1,281,261	46,288,969	874,151	122,312,081	1,150,616
Net change in net assets
from operations	2,428,923	26,191,978	1,009,088	25,446,674	624,111	116,837,702	1,163,356

Contract transactions
Purchase payments	2,883,663	20,884,204	802,423	26,528,937	1,411,605	25,481,135	1,622,612
Surrenders and terminations	(2,257,159)	(37,286,294)	(809,241)	(98,535,191)	(1,515,270)	(104,062,186)	(889,043)
Transfers between Investment Divisions	8,231,423	26,153,120	3,133,502	(62,137,761)	132,358	20,990,311	973,308
Contract owner charges	(298,270)	(5,165,000)	(139,473)	(14,148,352)	(193,295)	(13,497,743)	(100,314)
Net change in net assets
from contract transactions	8,559,657	4,586,030	2,987,211	(148,292,367)	(164,602)	(71,088,483)	1,606,563

Net change in net assets	10,988,580	30,778,008	3,996,299	(122,845,693)	459,509	45,749,219	2,769,919

Net assets beginning of year	24,086,752	416,086,638	11,986,993	1,089,526,660	16,185,832	1,070,549,585	8,282,654

Net assets end of year	$35,075,332	$446,864,646	$15,983,292	$966,680,967	$16,645,341	$1,116,298,804	$11,052,573

Contract unit transactions
Units outstanding at beginning of year	2,275,971	37,038,464	992,509	76,012,464	912,445	48,094,288	263,191
Units issued	1,341,990	10,198,386	474,402	6,715,454	297,983	5,819,981	169,979
Units redeemed	(559,562)	(9,874,374)	(236,483)	(17,058,399)	(304,996)	(8,921,203)	(119,798)
Units outstanding at end of year	3,058,399	37,362,476	1,230,428	65,669,519	905,432	44,993,066	313,372

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
Operations
Net investment income (loss)	$(6,504,051)	$(38,188)	$(5,003,681)	$(19,631)	$(27,412,316)
Net realized gain (loss) on investments in Funds	(7,305,489)	(125,200)	2,441,026	67,272	104,087,215
Net change in unrealized appreciation
(depreciation) on investments in Funds	40,837,375	777,085	57,480,388	677,115	113,813,172
Net change in net assets
from operations	27,027,835	613,697	54,917,733	724,756	190,488,071

Contract transactions
Purchase payments	22,586,854	1,376,464	7,993,152	289,006	12,278,093
Surrenders and terminations	(44,877,618)	(529,821)	(34,035,503)	(334,426)	(204,465,411)
Transfers between Investment Divisions	43,217,880	461,737	(5,913,990)	(478,534)	(30,960,062)
Contract owner charges	(6,493,839)	(86,614)	(4,996,501)	(65,608)	(18,324,240)
Net change in net assets
from contract transactions	14,433,277	1,221,766	(36,952,842)	(589,562)	(241,471,620)

Net change in net assets	41,461,112	1,835,463	17,964,891	135,194	(50,983,549)

Net assets beginning of year	498,969,973	8,236,360	380,971,916	4,499,490	2,005,152,880

Net assets end of year	$540,431,085	$10,071,823	$398,936,807	$4,634,684	$1,954,169,331

Contract unit transactions
Units outstanding at beginning of year	30,933,751	621,953	19,523,401	186,178	71,690,172
Units issued	7,479,336	278,201	2,588,830	40,340	2,249,636
Units redeemed	(6,617,725)	(174,825)	(4,454,642)	(62,561)	(10,747,509)
Units outstanding at end of year	31,795,362	725,329	17,657,589	163,957	63,192,299

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
Operations
Net investment income (loss)	$(41,293)	$(4,911,610)	$(15,658)	$(132,310,082)	$(962,873)
Net realized gain (loss) on investments in Funds	154,873	10,616,539	(1,245)	288,031,060	5,121,701
Net change in unrealized appreciation
(depreciation) on investments in Funds	1,041,525	60,535,101	583,307	1,522,419,856	32,819,079
Net change in net assets
from operations	1,155,105	66,240,030	566,404	1,678,140,834	36,977,907

Contract transactions
Purchase payments	866,383	25,718,960	700,269	716,569,020	21,905,953
Surrenders and terminations	(1,335,797)	(49,034,103)	(354,856)	(721,880,313)	(11,104,832)
Transfers between Investment Divisions	(109,915)	27,449,942	26,842	711,936,905	6,271,344
Contract owner charges	(73,147)	(2,304,191)	(42,325)	(126,380,526)	(2,800,737)
Net change in net assets
from contract transactions	(652,476)	1,830,608	329,930	580,245,086	14,271,728

Net change in net assets	502,629	68,070,638	896,334	2,258,385,920	51,249,635

Net assets beginning of year	10,213,108	414,345,170	3,194,019	9,618,485,115	193,864,228

Net assets end of year	$10,715,737	$482,415,808	$4,090,353	$11,876,871,035	$245,113,863

Contract unit transactions
Units outstanding at beginning of year	277,404	32,200,241	227,981	466,854,274	8,905,484
Units issued	46,486	6,367,363	103,906	88,248,626	2,140,752
Units redeemed	(63,027)	(6,218,858)	(82,724)	(62,389,681)	(1,540,674)
Units outstanding at end of year	260,863	32,348,746	249,163	492,713,219	9,505,562

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price Growth Stock Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A
Operations
Net investment income (loss)	$(87,112,157)	$(364,787)	$(60,269,709)	$(205,307)	$(14,539,175)	$(131,591)	$(1,912,837)
Net realized gain (loss) on investments in Funds	240,872,521	1,028,851	191,154,613	879,788	(467,801)	294	867,520
Net change in unrealized appreciation
(depreciation) on investments in Funds	2,312,000,415	31,047,569	633,341,211	7,694,207	53,786,667	1,562,173	19,359,527
Net change in net assets
from operations	2,465,760,779	31,711,633	764,226,115	8,368,688	38,779,691	1,430,876	18,314,210

Contract transactions
Purchase payments	184,276,678	2,926,717	136,225,179	3,247,447	53,137,433	2,663,395	11,488,396
Surrenders and terminations	(504,682,104)	(3,483,906)	(338,766,047)	(2,334,760)	(123,987,148)	(2,553,751)	(12,897,912)
Transfers between Investment Divisions	(28,282,404)	(2,281,034)	(30,228,416)	545,486	(73,478,847)	270,879	29,748,734
Contract owner charges	(96,623,295)	(1,197,428)	(70,302,892)	(666,942)	(14,188,790)	(304,148)	(1,881,876)
Net change in net assets
from contract transactions	(445,311,125)	(4,035,651)	(303,072,176)	791,231	(158,517,352)	76,375	26,457,342

Net change in net assets	2,020,449,654	27,675,982	461,153,939	9,159,919	(119,737,661)	1,507,251	44,771,552

Net assets beginning of year	5,476,453,219	67,433,158	4,318,981,629	42,182,621	1,214,948,757	30,771,549	129,834,077

Net assets end of year	$7,496,902,873	$95,109,140	$4,780,135,568	$51,342,540	$1,095,211,096	$32,278,800	$174,605,629

Contract unit transactions
Units outstanding at beginning of year	63,842,465	539,310	30,496,074	200,604	119,354,480	2,435,701	12,817,531
Units issued	6,790,456	108,596	2,485,091	44,087	21,589,076	1,036,195	9,181,025
Units redeemed	(10,928,739)	(131,846)	(4,527,053)	(39,944)	(37,281,452)	(1,030,918)	(6,629,403)
Units outstanding at end of year	59,704,182	516,060	28,454,112	204,747	103,662,104	2,440,978	15,369,153

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(16,995)	$(34,273,964)	$(231,620)	$(23,034,955)	$(212,877)	$(5,715,172)	$(73,032)
Net realized gain (loss) on investments in Funds	(25,545)	94,698,809	1,021,158	(729,374)	609,274	1,123,832	74,893
Net change in unrealized appreciation
(depreciation) on investments in Funds	519,768	203,227,079	5,167,891	239,447,091	6,311,493	44,115,789	1,611,328
Net change in net assets
from operations	477,228	263,651,924	5,957,429	215,682,762	6,707,890	39,524,449	1,613,189

Contract transactions
Purchase payments	223,811	69,897,525	3,166,475	61,581,385	4,183,149	34,597,841	1,421,654
Surrenders and terminations	(234,185)	(197,242,625)	(3,122,860)	(127,934,286)	(3,218,594)	(31,402,497)	(993,576)
Transfers between Investment Divisions	484,167	(139,200,102)	(1,233,317)	(18,097,066)	(2,800,941)	7,712,369	(1,568,144)
Contract owner charges	(41,222)	(34,805,818)	(662,062)	(25,545,325)	(690,413)	(5,923,389)	(181,757)
Net change in net assets
from contract transactions	432,571	(301,351,020)	(1,851,764)	(109,995,292)	(2,526,799)	4,984,324	(1,321,823)

Net change in net assets	909,799	(37,699,096)	4,105,665	105,687,470	4,181,091	44,508,773	291,366

Net assets beginning of year	3,527,459	2,745,937,470	51,730,710	1,745,568,176	47,813,685	450,798,540	17,005,364

Net assets end of year	$4,437,258	$2,708,238,374	$55,836,375	$1,851,255,646	$51,994,776	$495,307,313	$17,296,730

Contract unit transactions
Units outstanding at beginning of year	331,402	63,725,878	882,369	145,407,588	3,717,849	42,458,808	1,501,461
Units issued	107,678	5,775,535	196,613	13,348,957	657,956	7,245,095	209,428
Units redeemed	(72,478)	(12,698,111)	(226,550)	(22,121,478)	(837,380)	(6,819,922)	(323,396)
Units outstanding at end of year	366,602	56,803,302	852,432	136,635,067	3,538,425	42,883,981	1,387,493

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I	JNL/WCM China Quality Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
Operations
Net investment income (loss)	$(9,692,681)	$(154,093)	$(11,483)	$(7,215,743)	$(71,292)	$(696,890)	$(10,862)
Net realized gain (loss) on investments in Funds	4,004,623	331,390	(305,434)	58,489,983	1,303,679	943,188	22,108
Net change in unrealized appreciation
(depreciation) on investments in Funds	88,026,916	3,751,684	(156,164)	23,889,623	1,211,874	2,690,623	138,129
Net change in net assets
from operations	82,338,858	3,928,981	(473,081)	75,163,863	2,444,261	2,936,921	149,375

Contract transactions
Purchase payments	47,279,838	2,293,425	101,119	35,396,839	2,147,707	1,606,209	130,172
Surrenders and terminations	(49,951,464)	(4,418,500)	(136,185)	(34,171,810)	(848,943)	(3,938,356)	(102,721)
Transfers between Investment Divisions	(6,191,403)	(2,913,292)	839,586	71,411,367	774,640	(2,574,836)	(55,523)
Contract owner charges	(10,525,962)	(394,932)	(492)	(7,949,010)	(208,994)	(666,101)	(22,698)
Net change in net assets
from contract transactions	(19,388,991)	(5,433,299)	804,028	64,687,386	1,864,410	(5,573,084)	(50,770)

Net change in net assets	62,949,867	(1,504,318)	330,947	139,851,249	4,308,671	(2,636,163)	98,605

Net assets beginning of year	769,601,947	34,615,081	440,825	483,146,300	13,179,048	58,425,837	2,425,644

Net assets end of year	$832,551,814	$33,110,763	$771,772	$622,997,549	$17,487,719	$55,789,674	$2,524,249

Contract unit transactions
Units outstanding at beginning of year	68,092,265	2,870,439	42,637	27,222,318	669,079	5,033,016	195,626
Units issued	7,760,225	344,466	378,865	9,692,332	349,992	2,113,731	80,916
Units redeemed	(9,453,783)	(768,319)	(329,711)	(6,385,530)	(255,842)	(2,578,475)	(85,223)
Units outstanding at end of year	66,398,707	2,446,586	91,791	30,529,120	763,229	4,568,272	191,319

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/Western Asset Global Multi-Sector Bond Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I	JNL/William Blair International Leaders Fund - Class A	JNL/William Blair International Leaders Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Equity Income Fund - Class A
Operations
Net investment income (loss)	$(4,576,347)	$(17,753)	$(7,414,571)	$(33,017)	$(103,618,703)	$(305,104)	$(8,856,175)
Net realized gain (loss) on investments in Funds	(22,965,846)	(174,635)	(21,969,887)	(717,797)	270,449,561	819,103	39,128,966
Net change in unrealized appreciation
(depreciation) on investments in Funds	52,283,026	535,579	90,728,267	2,046,271	725,681,597	8,237,264	485,255
Net change in net assets
from operations	24,740,833	343,191	61,343,809	1,295,457	892,512,455	8,751,263	30,758,046

Contract transactions
Purchase payments	4,868,551	222,104	6,480,792	457,986	363,612,300	6,543,407	28,885,198
Surrenders and terminations	(36,217,297)	(250,813)	(49,324,567)	(315,248)	(708,614,362)	(3,807,936)	(42,467,139)
Transfers between Investment Divisions	(9,104,088)	92,164	(4,873,309)	175,836	(69,798,151)	(886,008)	(109,578,207)
Contract owner charges	(4,337,511)	(38,339)	(7,680,861)	(149,998)	(112,390,594)	(958,631)	(9,508,911)
Net change in net assets
from contract transactions	(44,790,345)	25,116	(55,397,945)	168,576	(527,190,807)	890,832	(132,669,059)

Net change in net assets	(20,049,512)	368,307	5,945,864	1,464,033	365,321,648	9,642,095	(101,911,013)

Net assets beginning of year	375,600,359	3,935,388	564,662,373	9,985,366	7,967,405,990	67,410,611	764,288,850

Net assets end of year	$355,550,847	$4,303,695	$570,608,237	$11,449,399	$8,332,727,638	$77,052,706	$662,377,837

Contract unit transactions
Units outstanding at beginning of year	40,125,504	364,943	25,739,418	303,390	133,762,683	781,514	51,176,961
Units issued	2,878,528	153,125	2,024,497	79,394	10,916,876	95,095	8,168,116
Units redeemed	(7,603,768)	(150,032)	(4,420,522)	(73,959)	(19,512,263)	(84,470)	(17,242,651)
Units outstanding at end of year	35,400,264	368,036	23,343,393	308,825	125,167,296	792,139	42,102,426

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2023

	JNL/WMC Equity Income Fund - Class I	JNL/WMC Global Real Estate Fund - Class A	JNL/WMC Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(104,426)	$(8,018,287)	$(16,861)	$(9,517,154)	$(43,299)
Net realized gain (loss) on investments in Funds	1,195,012	(11,710,798)	(49,784)	42,774,444	367,300
Net change in unrealized appreciation
(depreciation) on investments in Funds	397,013	67,090,624	442,626	18,091,209	585,850
Net change in net assets
from operations	1,487,599	47,361,539	375,981	51,348,499	909,851

Contract transactions
Purchase payments	1,763,909	5,756,554	290,220	22,791,651	458,758
Surrenders and terminations	(1,758,579)	(58,516,906)	(270,771)	(55,370,817)	(211,094)
Transfers between Investment Divisions	(1,190,823)	9,307,518	141,296	(93,941,068)	(3,024,260)
Contract owner charges	(308,881)	(8,191,825)	(45,255)	(10,237,409)	(100,598)
Net change in net assets
from contract transactions	(1,494,374)	(51,644,659)	115,490	(136,757,643)	(2,877,194)

Net change in net assets	(6,775)	(4,283,120)	491,471	(85,409,144)	(1,967,343)

Net assets beginning of year	23,885,445	623,373,536	3,743,386	783,404,882	11,956,395

Net assets end of year	$23,878,670	$619,090,416	$4,234,857	$697,995,738	$9,989,052

Contract unit transactions
Units outstanding at beginning of year	1,509,415	39,583,370	195,180	15,524,615	180,004
Units issued	435,598	3,182,263	35,181	1,753,785	23,246
Units redeemed	(528,397)	(6,419,784)	(28,566)	(4,486,495)	(64,842)
Units outstanding at end of year	1,416,616	36,345,849	201,795	12,791,905	138,408

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2024	1,322,846	61,217	0.00	17.078509	9.09	‡	2.60	27.231665	11.93	0.00
12/31/2023	1,347,296	68,950	0.00	15.523818	15.34		2.65	24.330249	18.43	0.00
12/31/2022	1,253,126	75,008	0.00	13.459100	(21.90	)‡	2.65	20.544099	(19.81)	0.00
12/31/2021	1,696,279	80,303	0.00	16.004059	11.84		3.15	25.618333	15.42	0.00
12/31/2020	1,535,676	82,886	0.00	14.309447	12.77		3.15	22.196487	16.37	0.00
JNL Aggressive Growth Allocation Fund - Class I
12/31/2024	16,056	734	0.00	24.465339	11.38		0.80	20.802366	11.89	0.35
12/31/2023	14,323	738	0.00	21.964935	17.83		0.80	18.591981	18.35	0.35
12/31/2022	12,851	791	0.00	18.640777	(20.20)		0.80	15.709097	(19.84)	0.35
12/31/2021	15,790	777	0.00	23.358078	2.91	‡	0.80	19.596884	15.32	0.35
12/31/2020	10,274	588	0.00	16.937504	16.21		0.45	16.992917	16.33	0.35
JNL Bond Index Fund - Class I
12/31/2024	15,244	1,371	0.00	8.519989	0.79		0.40	18.855050	0.84	0.35
12/31/2023	8,831	931	0.00	8.453574	5.07		0.40	18.698690	5.12	0.35
12/31/2022	4,655	481	0.00	8.045986	(13.45)		0.40	17.788245	(13.41)	0.35
12/31/2021+	499	38	0.00	9.296795	0.43	‡	0.40	20.543304	(0.01)‡	0.35
JNL Conservative Allocation Fund - Class A
12/31/2024	507,071	39,471	0.00	10.849972	2.94	‡	2.50	14.980887	5.56	0.00
12/31/2023	539,310	43,840	0.00	10.477040	6.54		2.55	14.191323	9.28	0.00
12/31/2022	541,799	47,550	0.00	9.834280	(15.32)		2.55	12.986199	(13.13)	0.00
12/31/2021	716,760	54,000	0.00	11.612840	1.06		2.55	14.949717	3.67	0.00
12/31/2020	743,677	57,455	0.00	11.490582	21.08	‡	2.55	14.419877	7.51	0.00
JNL Conservative Allocation Fund - Class I
12/31/2024	7,794	540	0.00	14.265499	5.41		0.45	14.369853	5.52	0.35
12/31/2023	7,116	520	0.00	13.532989	9.12		0.45	13.618293	9.22	0.35
12/31/2022	6,005	481	0.00	12.402440	(13.28)		0.45	12.468197	(13.20)	0.35
12/31/2021	7,337	510	0.00	14.302434	3.60		0.45	14.363941	3.70	0.35
12/31/2020	6,094	439	0.00	13.805267	7.37		0.45	13.850793	7.48	0.35
JNL Emerging Markets Index Fund - Class I
12/31/2024	2,270	230	0.00	8.295067	5.76		0.40	13.437344	5.82	0.35
12/31/2023	1,691	179	0.00	7.843063	9.43		0.40	12.698748	9.48	0.35
12/31/2022	886	100	0.00	7.167244	(18.80)		0.40	11.598740	(18.76)	0.35
12/31/2021+	430	33	0.00	8.826963	(8.34	)‡	0.40	14.277535	(0.84)‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2024	2,688,320	125,148	0.00	15.716413	7.26		3.05	27.184447	10.60	0.00
12/31/2023	2,803,966	142,635	0.00	14.653178	13.06		3.05	24.579334	16.55	0.00
12/31/2022	2,680,932	156,989	0.00	12.960512	(21.08	)‡	3.05	21.088472	(18.64)	0.00
12/31/2021	2,514,908	117,797	0.00	16.194353	9.63		3.15	25.920981	13.13	0.00
12/31/2020	2,334,912	122,232	0.00	14.771862	11.77		3.15	22.912073	15.34	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Bond Index Fund - Class I - April 26, 2021; JNL Emerging Markets Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Growth Allocation Fund - Class I
12/31/2024	21,640	1,022	0.00	24.419428	10.03		0.80	20.778414	10.53	0.35
12/31/2023	18,786	974	0.00	22.192681	15.96		0.80	18.798761	16.49	0.35
12/31/2022	17,627	1,035	0.00	19.138022	(1.29	)‡	0.80	16.137337	(18.69)	0.35
12/31/2021	18,309	879	0.00	19.761432	13.00		0.45	19.845966	13.12	0.35
12/31/2020	14,405	756	0.00	17.487397	15.18		0.45	17.544639	15.30	0.35
JNL Growth ETF Allocation Fund - Class A
12/31/2024	294,634	13,047	1.67	18.927923	8.49		2.50	26.136049	11.26	0.00
12/31/2023	284,909	13,878	1.88	17.446116	11.21		2.50	23.491818	14.01	0.00
12/31/2022	256,809	14,093	1.40	15.688233	(3.77	)‡	2.50	20.604643	(15.35)	0.00
12/31/2021	303,040	13,899	1.00	18.446350	11.87		2.80	24.341745	15.04	0.00
12/31/2020	259,653	13,553	1.93	16.489809	9.18		2.80	21.159049	12.28	0.00
JNL Growth ETF Allocation Fund - Class I
12/31/2024	9,331	405	1.92	21.827854	11.12		0.45	25.586835	11.18	0.40
12/31/2023	8,046	398	2.00	19.643035	13.84		0.45	23.014198	13.90	0.40
12/31/2022	7,007	402	1.83	17.255126	(15.50)		0.45	20.206391	(15.46)	0.40
12/31/2021	7,088	341	1.27	20.419996	14.91		0.45	20.506712	15.03	0.35
12/31/2020	4,950	277	2.74	17.770218	12.09		0.45	17.827845	12.20	0.35
JNL International Index Fund - Class I
12/31/2024	10,320	695	4.37	9.869448	3.04		0.40	33.997249	3.09	0.35
12/31/2023	6,746	501	3.73	9.578227	17.37		0.40	32.977468	17.42	0.35
12/31/2022	3,448	280	3.72	8.161048	(14.09)		0.40	28.084191	(14.05)	0.35
12/31/2021+	879	54	0.00	9.499908	2.72	‡	0.40	32.675232	2.07 ‡	0.35
JNL Mid Cap Index Fund - Class I
12/31/2024	10,402	544	0.00	10.955580	13.38		0.40	76.908346	13.44	0.35
12/31/2023	5,977	420	0.00	9.662544	15.85		0.40	67.797122	15.91	0.35
12/31/2022	2,631	210	0.00	8.340247	(13.47)		0.40	58.490015	(13.43)	0.35
12/31/2021+	1,235	87	0.00	9.638391	3.60	‡	0.40	67.560192	6.45 ‡	0.35
JNL Moderate Allocation Fund - Class A
12/31/2024	1,825,746	114,177	0.00	13.381294	4.75		2.70	18.959550	7.64	0.00
12/31/2023	1,988,099	132,042	0.00	12.774416	8.97		2.70	17.614449	11.94	0.00
12/31/2022	1,996,718	146,654	0.00	11.722778	(16.97)		2.70	15.735582	(14.70)	0.00
12/31/2021	2,601,062	160,810	0.00	14.117984	4.53		2.70	18.447140	7.40	0.00
12/31/2020	2,601,306	170,568	0.00	13.505767	18.49	‡	2.70	17.176766	11.20	0.00
JNL Moderate Allocation Fund - Class I
12/31/2024	9,384	529	0.00	17.561365	7.48	‡	0.45	17.689385	7.59	0.35
12/31/2023	11,785	708	0.00	16.452548	11.47		0.80	16.441869	11.97	0.35
12/31/2022	9,792	661	0.00	14.760254	(8.36	)‡	0.80	14.684619	(14.80)	0.35
12/31/2021	16,676	948	0.00	17.162933	7.27		0.45	17.236273	7.38	0.35
12/31/2020	13,554	825	0.00	15.999750	11.03		0.45	16.052055	11.14	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL International Index Fund - Class I - April 26, 2021; JNL Mid Cap Index Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Moderate ETF Allocation Fund - Class A
12/31/2024	170,625	11,360	2.50	13.323648	4.50		2.15	17.585472	6.79	0.00
12/31/2023	174,977	12,301	2.30	12.749767	7.28		2.15	16.467957	9.61	0.00
12/31/2022	167,111	12,725	1.48	11.884671	(0.86	)‡	2.15	15.024773	(13.15)	0.00
12/31/2021	195,055	12,752	1.30	13.462688	4.95		2.53	17.299921	7.64	0.00
12/31/2020	170,994	11,903	1.93	12.827564	5.96		2.53	16.071635	8.68	0.00
JNL Moderate ETF Allocation Fund - Class I
12/31/2024	7,547	477	2.64	15.676834	6.66		0.45	15.795542	6.77	0.35
12/31/2023	8,292	557	2.70	14.698102	9.38		0.45	14.794513	9.49	0.35
12/31/2022	7,392	544	1.86	13.437347	(13.27)		0.45	13.512012	(13.18)	0.35
12/31/2021	8,028	513	1.85	15.492938	7.52		0.45	15.563504	7.63	0.35
12/31/2020	4,952	341	2.76	14.408982	8.49		0.45	14.460150	8.60	0.35
JNL Moderate Growth Allocation Fund - Class A
12/31/2024	3,348,751	165,330	0.00	14.753688	5.87		3.05	25.514309	9.17	0.00
12/31/2023	3,575,332	190,493	0.00	13.935582	10.33		3.05	23.372075	13.73	0.00
12/31/2022	3,553,592	212,661	0.00	12.631311	(18.29	)‡	3.05	20.549974	(15.77)	0.00
12/31/2021	4,753,181	236,460	0.00	14.039152	6.20		3.70	24.398282	10.20	0.00
12/31/2020	4,732,580	256,429	0.00	13.219630	8.72		3.70	22.140606	12.81	0.00
JNL Moderate Growth Allocation Fund - Class I
12/31/2024	13,811	688	0.00	22.922933	8.60		0.80	24.631110	9.04	0.40
12/31/2023	12,893	700	0.00	21.107584	3.38	‡	0.80	22.589428	13.61	0.40
12/31/2022	11,196	695	0.00	15.886994	(15.89)		0.45	19.882915	(15.85)	0.40
12/31/2021	11,015	580	0.00	18.889394	10.06		0.45	18.970112	10.17	0.35
12/31/2020	7,820	453	0.00	17.162768	12.67		0.45	17.218903	12.79	0.35
JNL Moderate Growth ETF Allocation Fund - Class A
12/31/2024	281,650	14,816	2.08	16.537686	6.71		2.20	21.967600	9.10	0.00
12/31/2023	285,787	16,223	2.17	15.497424	9.35		2.20	20.135398	11.77	0.00
12/31/2022	266,674	16,725	1.39	14.172511	(16.22	)‡	2.20	18.014388	(14.36)	0.00
12/31/2021	328,502	17,422	1.17	16.833790	8.85		2.25	21.036193	11.32	0.00
12/31/2020	282,899	16,488	2.07	15.465414	8.67		2.25	18.896230	11.15	0.00
JNL Moderate Growth ETF Allocation Fund - Class I
12/31/2024	6,871	360	2.24	20.404849	8.50		0.80	21.486528	8.94	0.40
12/31/2023	6,810	386	2.36	18.806605	11.19		0.80	19.723984	11.64	0.40
12/31/2022	6,948	438	1.76	16.913528	(0.25	)‡	0.80	17.667789	(14.43)	0.40
12/31/2021	6,998	379	1.56	18.285402	11.13		0.45	18.362804	11.24	0.35
12/31/2020	4,797	289	2.73	16.454676	10.92		0.45	16.507812	11.03	0.35
JNL Multi-Manager Alternative Fund - Class A
12/31/2024	181,656	15,381	0.00	10.590540	7.19		2.20	13.105827	9.59	0.00
12/31/2023	188,668	17,325	0.00	9.879734	8.92		2.20	11.958682	11.34	0.00
12/31/2022	191,695	19,384	0.00	9.070377	(12.43)		2.20	10.740478	(10.49)	0.00
12/31/2021	232,331	20,779	0.00	10.358446	0.55		2.20	11.999295	2.78	0.00
12/31/2020	187,901	17,074	0.00	10.301957	4.00	‡	2.20	11.674444	7.58	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Alternative Fund - Class I
12/31/2024	5,189	401	0.00	12.437884	9.06		0.80	13.058343	9.55	0.35
12/31/2023	4,913	415	0.00	11.405006	10.66		0.80	11.920300	11.16	0.35
12/31/2022	4,090	384	0.00	10.306425	0.76	‡	0.80	10.723842	(10.51)	0.35
12/31/2021	2,847	239	0.00	11.932697	2.73		0.45	11.882644	2.78	0.40
12/31/2020+	837	72	0.00	11.615694	15.20	‡	0.45	11.561195	5.31 ‡	0.40
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2024	511,828	40,069	1.06	9.854954	1.79		2.70	16.300999	4.58	0.00
12/31/2023	572,336	46,289	1.42	9.681512	7.22	‡	2.70	15.587691	10.11	0.00
12/31/2022	573,786	50,445	0.85	8.374070	(26.48	)‡	3.15	14.156581	(24.13)	0.00
12/31/2021	829,523	54,570	1.22	10.125828	(3.75)		3.90	18.658804	0.08	0.00
12/31/2020	907,772	59,031	1.56	10.520360	10.45	‡	3.90	18.644076	8.86	0.00
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2024	8,247	508	1.37	14.675546	4.06		0.80	16.111871	4.59	0.30
12/31/2023	8,850	568	1.89	14.102309	9.59		0.80	15.405185	10.14	0.30
12/31/2022	7,836	551	1.28	12.867815	1.02	‡	0.80	13.986667	(24.16)	0.30
12/31/2021	10,533	562	1.52	17.186131	(5.36	)‡	0.75	18.442623	0.10	0.30
12/31/2020	9,332	497	1.69	18.973504	8.72		0.45	18.425007	8.88	0.30
JNL Multi-Manager Floating Rate Income Fund - Class A
12/31/2024	1,000,961	72,907	0.00	11.106780	5.12		2.80	16.431082	8.13	0.00
12/31/2023	1,107,976	86,303	0.00	10.565998	10.05		2.80	15.195678	13.16	0.00
12/31/2022	1,107,785	96,409	0.00	9.600708	(7.27	)‡	2.80	13.429044	(4.65)	0.00
12/31/2021	1,102,398	90,305	0.00	9.168476	(0.24)		3.90	14.083822	3.73	0.00
12/31/2020	996,247	83,685	0.00	9.190267	(3.39)		3.90	13.577305	0.46	0.00
JNL Multi-Manager Floating Rate Income Fund - Class I
12/31/2024	15,445	1,090	0.00	15.144815	7.61		0.80	13.668131	8.10	0.35
12/31/2023	16,450	1,257	0.00	14.073688	12.53		0.80	12.644091	13.03	0.35
12/31/2022	15,143	1,323	0.00	12.506782	(4.23	)‡	0.80	11.186006	(4.67)	0.35
12/31/2021	10,697	883	0.00	11.684516	3.60		0.45	11.734430	3.70	0.35
12/31/2020	5,324	467	0.00	11.278731	0.28		0.45	11.315621	0.38	0.35
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2024	372,389	27,812	3.70	11.782629	1.56		3.30	14.546600	4.98	0.00
12/31/2023	398,561	30,860	2.84	11.602053	18.51		3.30	13.856280	22.47	0.00
12/31/2022	345,044	32,293	1.14	9.790311	(32.69)		3.30	11.314130	(30.44)	0.00
12/31/2021	516,746	33,206	0.48	14.544633	0.78	‡	3.30	16.264341	15.62	0.00
12/31/2020	4,018	292	1.71	13.654639	30.54		1.25	14.067615	32.18	0.00
JNL Multi-Manager International Small Cap Fund - Class I
12/31/2024	5,608	389	4.17	14.089572	4.48		0.80	14.500427	4.95	0.35
12/31/2023	5,253	382	3.38	13.485462	21.86		0.80	13.816061	22.41	0.35
12/31/2022	3,845	342	1.60	11.066412	(30.83)		0.80	11.286978	(30.52)	0.35
12/31/2021+	4,185	258	0.49	15.998258	0.92	‡	0.80	16.244131	3.09 ‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Alternative Fund - Class I - April 27, 2020; JNL Multi-Manager International Small Cap Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2024	423,974	21,930	0.00	17.243085	4.15		2.65	21.476480	6.97	0.00
12/31/2023	445,937	24,391	0.00	16.555406	5.73	‡	2.65	20.077905	12.33	0.00
12/31/2022	393,657	23,853	0.00	15.229350	(18.54	)‡	2.55	17.874111	(16.44)	0.00
12/31/2021	446,998	22,346	0.00	18.208647	20.51		3.05	21.391725	24.25	0.00
12/31/2020	256,509	15,741	0.00	15.109196	11.08		3.05	17.217214	14.52	0.00
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2024	12,770	602	0.00	20.585928	6.46		0.80	21.339419	6.95	0.35
12/31/2023	15,068	760	0.00	19.335947	11.74		0.80	19.953155	12.25	0.35
12/31/2022	13,271	750	0.00	17.303797	(16.85)		0.80	17.776245	(16.48)	0.35
12/31/2021	13,680	645	0.00	20.809734	4.70	‡	0.80	21.282976	24.12	0.35
12/31/2020	5,986	350	0.00	17.090974	14.44		0.45	17.146864	14.56	0.35
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2024	1,735,364	21,646	0.00	48.985080	6.35		3.05	116.083049	9.66	0.00
12/31/2023	1,825,506	24,732	0.00	46.059273	12.84		3.05	105.853299	16.32	0.00
12/31/2022	1,626,430	25,302	0.00	40.819423	(33.14	)‡	3.05	91.001007	(31.08)	0.00
12/31/2021	2,632,127	27,832	0.00	49.102548	(1.03)		3.91	132.029409	2.92	0.00
12/31/2020	2,556,139	27,576	0.00	49.611387	40.81		3.91	128.282149	46.43	0.00
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2024	32,772	279	0.00	98.742092	9.13		0.80	120.727234	9.63	0.35
12/31/2023	32,540	302	0.00	90.480360	15.75		0.80	110.126748	16.27	0.35
12/31/2022	27,383	295	0.00	78.169419	(31.43)		0.80	94.716631	(31.12)	0.35
12/31/2021	40,357	301	0.00	113.991339	(1.41	)‡	0.80	137.503405	2.86	0.35
12/31/2020	26,498	202	0.00	133.243460	46.21		0.45	133.679356	46.35	0.35
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2024	1,245,747	37,829	0.00	25.410572	6.58		2.65	42.759345	9.46	0.00
12/31/2023	1,190,537	39,075	0.00	23.842159	17.82		2.65	39.065318	20.97	0.00
12/31/2022	1,054,803	41,378	0.00	20.236707	(14.45	)‡	2.65	32.292942	(12.16)	0.00
12/31/2021	1,265,732	43,048	0.00	19.159203	18.27		3.91	36.761510	22.99	0.00
12/31/2020	684,398	28,256	0.00	16.199045	1.71		3.91	29.889855	5.76	0.00
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2024	21,780	508	0.00	38.268142	8.93		0.80	42.217699	(1.08)‡	0.30
12/31/2023	19,985	508	0.00	35.132505	20.41		0.80	39.902130	20.95	0.35
12/31/2022	15,029	461	0.00	29.177945	(12.62)		0.80	32.990801	(12.23)	0.35
12/31/2021	15,201	409	0.00	33.392621	2.27	‡	0.80	37.588690	22.92	0.35
12/31/2020	4,765	157	0.00	30.480090	5.61		0.45	30.579793	5.72	0.35
JNL Multi-Manager U.S. Select Equity Fund - Class A
12/31/2024+	10,587	667	0.00	15.670089	2.97	‡	1.65	16.230001	3.31 ‡	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class A - October 21, 2024.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager U.S. Select Equity Fund - Class I
12/31/2024+	229	14	0.00	16.194198	3.26	‡	0.45	16.211450	3.27	‡	0.40
JNL S&P 500 Index Fund - Class I
12/31/2024	474,345	18,606	0.00	24.824115	23.87		0.80	25.742404	10.27	‡	0.30
12/31/2023	357,912	17,462	0.00	20.040604	25.17		0.80	20.613383	25.73		0.35
12/31/2022	265,856	16,298	0.00	16.011338	(18.83)		0.80	16.395208	(18.46)		0.35
12/31/2021	287,588	14,364	0.00	19.725087	27.50		0.80	20.107559	28.08		0.35
12/31/2020	168,253	10,759	0.00	15.470471	15.57	‡	0.80	15.699539	17.74		0.35
JNL Small Cap Index Fund - Class I
12/31/2024	8,101	498	0.00	10.079858	8.11		0.40	61.232445	8.16		0.35
12/31/2023	5,037	360	0.00	9.323668	15.62		0.40	56.610268	15.67		0.35
12/31/2022	2,282	164	0.00	8.064381	(16.57)		0.40	48.939881	(16.53)		0.35
12/31/2021+	711	46	0.00	9.666083	3.90	‡	0.40	58.630802	2.84	‡	0.35
JNL/AB Sustainable Global Thematic Fund - Class A
12/31/2024	11,541	1,038	0.00	10.730423	3.53		2.45	11.460015	6.11		0.00
12/31/2023	9,388	887	0.00	10.364536	11.58	‡	2.45	10.800017	15.63		0.00
12/31/2022+	3,567	385	0.00	9.225851	(7.74	)‡	1.80	9.340008	(6.60)		0.00
JNL/AB Sustainable Global Thematic Fund - Class I
12/31/2024	338	30	0.00	11.304632	5.50		0.80	11.426715	5.93	‡	0.40
12/31/2023	558	52	0.00	10.715055	15.10		0.80	10.778251	15.51		0.45
12/31/2022+	225	24	0.00	9.309056	2.59	‡	0.80	9.331317	(6.69	)‡	0.45
JNL/American Funds Balanced Fund - Class A
12/31/2024	2,986,293	116,614	0.00	18.027626	12.94		2.70	35.091692	16.05		0.00
12/31/2023	2,601,568	116,775	0.00	15.961964	10.83		2.70	30.238172	13.85		0.00
12/31/2022	2,308,484	116,750	0.00	14.402263	(16.05	)‡	2.70	26.559508	(13.76)		0.00
12/31/2021	2,604,564	112,240	0.00	13.341951	10.36		3.86	30.796705	14.71		0.00
12/31/2020	1,939,635	95,086	0.00	12.089221	7.81		3.86	26.848404	21.11	‡	0.00
JNL/American Funds Balanced Fund - Class I
12/31/2024	57,462	1,622	0.00	30.506048	15.42		0.80	36.232395	15.94		0.35
12/31/2023	48,088	1,562	0.00	26.430119	13.27		0.80	31.249641	13.78		0.35
12/31/2022	43,257	1,595	0.00	23.333824	(14.15)		0.80	27.465156	(13.77)		0.35
12/31/2021	48,506	1,545	0.00	27.180651	14.17		0.80	31.849733	14.68		0.35
12/31/2020	34,448	1,253	0.00	23.808083	9.46	‡	0.80	27.772578	11.99		0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager U.S. Select Equity Fund - Class I - October 21, 2024; JNL Small Cap Index Fund - Class I - April 26, 2021; JNL/AB Sustainable Global Thematic Fund - Class A - April 25, 2022; JNL/AB Sustainable Global Thematic Fund - Class I - April 25, 2022.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Bond Fund of America Fund - Class A
12/31/2024	427,441	48,088	0.00	8.459362	(1.74)	2.60	9.299997	0.87	0.00
12/31/2023	330,476	37,069	0.00	8.608746	0.27 ‡	2.60	9.219997	4.65	0.00
12/31/2022	153,468	17,781	0.00	8.449173	(7.39)‡	2.55	8.809997	(12.86)	0.00
12/31/2021+	59,611	5,944	0.00	9.972763	(0.04)‡	2.15	10.109997	1.20 ‡	0.00
JNL/American Funds Bond Fund of America Fund - Class I
12/31/2024	17,398	1,880	0.00	9.136241	0.37	0.80	9.279610	0.83	0.35
12/31/2023	12,654	1,378	0.00	9.102266	2.74 ‡	0.80	9.203356	4.49	0.35
12/31/2022	6,306	717	0.00	8.793302	(12.93)	0.45	8.808068	(12.84)	0.35
12/31/2021+	1,656	164	0.00	10.098957	1.09 ‡	0.45	10.105847	1.16 ‡	0.35
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2024	400,210	29,751	0.00	12.462943	7.09	2.45	14.500020	9.77	0.00
12/31/2023	358,345	28,896	0.00	11.637356	5.93	2.45	13.210020	8.55	0.00
12/31/2022	323,255	27,962	0.00	10.986317	(9.75)	2.45	12.170020	(7.52)	0.00
12/31/2021	255,934	20,223	0.00	12.173859	11.76	2.45	13.160022	14.53	0.00
12/31/2020	171,048	15,297	0.00	10.892647	1.46	2.45	11.490023	3.98	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2024	8,855	615	0.00	14.125100	9.16	0.80	14.582257	9.71 ‡	0.30
12/31/2023	7,860	598	0.00	12.939301	8.05	0.80	13.189380	8.53	0.35
12/31/2022	6,968	575	0.00	11.975227	0.08 ‡	0.80	12.152238	(7.61)	0.35
12/31/2021	6,987	532	0.00	13.108831	14.42	0.45	13.241678	5.80 ‡	0.30
12/31/2020	4,440	387	0.00	11.456417	3.76	0.45	11.483819	3.87	0.35
JNL/American Funds Capital World Bond Fund - Class A
12/31/2024	278,304	31,020	0.00	7.328627	(5.92)	2.70	10.888387	(3.34)	0.00
12/31/2023	319,304	33,972	0.00	7.789887	3.00	2.70	11.264231	5.82	0.00
12/31/2022	329,191	36,601	0.00	7.563007	(20.08)‡	2.70	10.645186	(17.90)	0.00
12/31/2021	454,547	40,948	0.00	8.970656	(8.27)	3.16	12.966569	(5.33)	0.00
12/31/2020	476,909	40,193	0.00	9.779610	6.14	3.16	13.696146	12.13 ‡	0.00
JNL/American Funds Capital World Bond Fund - Class I
12/31/2024	4,081	374	0.00	10.075900	(3.75)	0.80	11.041921	(3.31)	0.35
12/31/2023	4,289	379	0.00	10.468386	5.30	0.80	11.420280	5.73	0.35
12/31/2022	4,313	403	0.00	9.941810	(18.32)	0.80	10.800955	(17.96)	0.35
12/31/2021	4,713	361	0.00	12.172165	(5.77)	0.80	13.165243	(5.34)	0.35
12/31/2020	3,433	249	0.00	12.917349	9.00	0.80	13.908448	9.49	0.35
JNL/American Funds Global Growth Fund - Class A
12/31/2024	928,907	35,337	0.00	21.998917	10.08	2.80	30.180398	13.23	0.00
12/31/2023	832,271	35,440	0.00	19.984057	18.70	2.80	26.655115	22.06	0.00
12/31/2022	649,385	33,313	0.00	16.835223	(27.07)	2.80	21.836861	(25.01)	0.00
12/31/2021	916,809	34,819	0.00	23.085357	7.98 ‡	2.80	29.119510	16.08	0.00
12/31/2020	704,355	30,693	0.00	20.528794	26.56	2.75	25.085881	30.09	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Bond Fund of America Fund - Class A - April 26, 2021; JNL/American Funds Bond Fund of America Fund - Class I - April 26, 2021.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Global Growth Fund - Class I
12/31/2024	25,394	907	0.00	28.358315	12.65		0.80	27.863166	13.16	0.35
12/31/2023	23,291	944	0.00	25.174105	21.52		0.80	24.622868	22.07	0.35
12/31/2022	18,138	897	0.00	20.715792	(25.42)		0.80	20.171592	(25.08)	0.35
12/31/2021	25,150	926	0.00	27.776315	15.54		0.80	26.925582	16.06	0.35
12/31/2020	15,256	652	0.00	24.041448	29.37		0.80	23.200508	29.95	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2024	565,795	29,196	0.00	15.022403	(1.09)		3.05	23.497070	1.99	0.00
12/31/2023	621,858	32,342	0.00	15.187568	12.36		3.05	23.038291	15.84	0.00
12/31/2022	567,059	33,743	0.00	13.516426	(31.91	)‡	3.05	19.888816	(29.80)	0.00
12/31/2021	857,882	35,358	0.00	17.972404	2.31		3.90	28.332883	6.38	0.00
12/31/2020	828,062	35,884	0.00	17.566799	12.99	‡	3.90	26.634150	58.76 ‡	0.00
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2024	10,276	439	0.00	21.687598	1.48		0.80	23.776142	1.94	0.35
12/31/2023	11,053	480	0.00	21.370964	15.17		0.80	23.323189	15.68	0.35
12/31/2022	9,314	467	0.00	18.556443	(30.15)		0.80	20.160947	(29.83)	0.35
12/31/2021	13,156	464	0.00	26.564283	5.86		0.80	28.731844	6.33	0.35
12/31/2020	7,401	276	0.00	25.094692	27.23	‡	0.80	27.020523	29.33	0.35
JNL/American Funds Growth Allocation Fund - Class A
12/31/2024	3,600,900	146,054	0.00	20.615821	9.78		2.70	29.026916	12.80	0.00
12/31/2023	3,416,870	154,480	0.00	18.778703	14.08		2.70	25.731975	17.20	0.00
12/31/2022	3,044,031	159,257	0.00	16.460589	(21.41	)‡	2.70	21.955854	(19.27)	0.00
12/31/2021	3,918,414	163,349	0.00	19.766571	5.49	‡	3.30	27.196386	13.64	0.00
12/31/2020	3,315,196	155,187	0.00	18.531371	16.55		2.95	23.932818	20.04	0.00
JNL/American Funds Growth Allocation Fund - Class I
12/31/2024	47,886	1,736	0.00	27.014396	12.21		0.80	28.419830	12.66	0.40
12/31/2023	49,040	2,002	0.00	24.074462	16.65		0.80	25.225299	17.11	0.40
12/31/2022	39,849	1,906	0.00	20.638831	(19.69)		0.80	21.539324	(19.37)	0.40
12/31/2021	46,895	1,806	0.00	25.700452	11.63	‡	0.80	25.960237	13.57	0.35
12/31/2020	31,039	1,358	0.00	22.783455	19.88		0.45	22.857876	20.00	0.35
JNL/American Funds Growth Fund - Class A
12/31/2024	6,262,938	109,934	0.00	43.726831	26.97		3.30	66.946508	31.26	0.00
12/31/2023	4,660,907	106,197	0.00	34.437805	33.57		3.30	51.004407	38.03	0.00
12/31/2022	3,081,442	95,722	0.00	25.782993	(32.42)		3.30	36.950590	(30.15)	0.00
12/31/2021	4,201,244	89,946	0.00	38.149604	2.98	‡	3.30	52.903002	21.61	0.00
12/31/2020	2,879,864	74,096	0.00	33.156174	47.05		3.05	43.502844	51.60	0.00
JNL/American Funds Growth Fund - Class I
12/31/2024	134,824	2,090	0.00	62.219371	30.57		0.80	64.674095	31.16	0.35
12/31/2023	96,114	1,957	0.00	47.651228	37.36		0.80	49.307591	37.98	0.35
12/31/2022	63,941	1,796	0.00	34.690438	(30.50)		0.80	35.735560	(30.19)	0.35
12/31/2021	80,963	1,585	0.00	49.916292	21.00		0.80	51.189855	21.55	0.35
12/31/2020	49,948	1,189	0.00	41.253152	25.68	‡	0.80	42.115705	51.50	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Growth-Income Fund - Class A
12/31/2024	10,843,772	245,910	0.00	32.777416	19.72		3.30	53.179908	23.75	0.00
12/31/2023	9,601,001	266,386	0.00	27.379174	21.60		3.30	42.972033	25.67	0.00
12/31/2022	7,972,418	274,631	0.00	22.516503	(19.52	)‡	3.30	34.194767	(16.82)	0.00
12/31/2021	9,906,526	280,142	0.00	26.079531	18.92		3.90	41.111164	23.65	0.00
12/31/2020	8,098,565	279,865	0.00	21.930401	8.77		3.90	33.248200	13.10	0.00
JNL/American Funds Growth-Income Fund - Class I
12/31/2024	158,996	3,007	0.00	49.057524	23.13		0.80	53.780703	23.69	0.35
12/31/2023	133,436	3,116	0.00	39.842012	25.06		0.80	43.480764	25.62	0.35
12/31/2022	101,092	2,960	0.00	31.859349	(17.24)		0.80	34.613363	(16.86)	0.35
12/31/2021	121,750	2,967	0.00	38.494069	23.02		0.80	41.634400	23.58	0.35
12/31/2020	83,624	2,513	0.00	31.290715	12.55		0.80	33.691440	13.06	0.35
JNL/American Funds International Fund - Class A
12/31/2024	1,207,141	79,895	0.00	11.252217	(0.62)		3.30	18.258528	2.74	0.00
12/31/2023	1,347,937	90,600	0.00	11.322091	11.60		3.30	17.772385	15.33	0.00
12/31/2022	1,277,420	97,798	0.00	10.145289	(23.63	)‡	3.30	15.409515	(21.08)	0.00
12/31/2021	1,723,832	102,771	0.00	13.194338	(5.06)		3.36	19.524749	(1.82)	0.00
12/31/2020	1,830,899	105,878	0.00	13.898067	9.80		3.36	19.886524	13.56	0.00
JNL/American Funds International Fund - Class I
12/31/2024	16,874	924	0.00	16.868156	2.21		0.80	18.491053	2.67	0.35
12/31/2023	16,653	935	0.00	16.503648	14.85		0.80	18.009812	15.37	0.35
12/31/2022	14,139	914	0.00	14.369232	(21.50)		0.80	15.610848	(21.15)	0.35
12/31/2021	16,619	848	0.00	18.305285	(2.35)		0.80	19.797962	(1.91)	0.35
12/31/2020	13,517	675	0.00	18.744941	20.93	‡	0.80	20.183268	13.53	0.35
JNL/American Funds Moderate Allocation Fund - Class A
12/31/2024+	3,558	363	0.00	9.786726	(0.93	)‡	1.75	9.820008	(0.61)‡	0.00
JNL/American Funds Moderate Allocation Fund - Class I
12/31/2024+	—	—	0.00	N/A	N/A		N/A	N/A	N/A	N/A
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2024	2,247,519	113,060	0.00	16.855410	6.83		2.60	23.432983	9.66	0.00
12/31/2023	2,324,010	126,641	0.00	15.777227	10.92		2.60	21.368122	13.83	0.00
12/31/2022	2,237,697	137,119	0.00	14.223987	(19.36	)‡	2.60	18.771422	(17.24)	0.00
12/31/2021	2,910,596	145,685	0.00	12.094018	3.04		6.50	22.682135	9.96	0.00
12/31/2020	2,668,914	145,159	0.00	11.737335	9.94		6.50	20.627715	17.32	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Moderate Allocation Fund - Class A - October 21, 2024; JNL/American Funds Moderate Allocation Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2024	23,731	1,067	0.00	21.806035	9.08		0.80	22.940445	9.52	0.40
12/31/2023	21,665	1,068	0.00	19.991532	13.31		0.80	20.947202	13.76	0.40
12/31/2022	18,888	1,060	0.00	17.643550	(2.92	)‡	0.80	18.413397	(17.31)	0.40
12/31/2021	25,130	1,163	0.00	21.611145	9.77		0.45	21.703542	9.88	0.35
12/31/2020	19,610	997	0.00	19.688522	17.14		0.45	19.752929	17.26	0.35
JNL/American Funds New World Fund - Class A
12/31/2024	1,212,216	72,015	0.00	13.238317	2.99		2.95	20.404188	6.09	0.00
12/31/2023	1,318,128	82,094	0.00	12.853934	12.11		2.95	19.232598	15.46	0.00
12/31/2022	1,211,364	86,073	0.00	11.465308	(24.67	)‡	2.95	16.657425	(22.42)	0.00
12/31/2021	1,642,948	89,363	0.00	13.620431	0.46		3.90	21.471374	4.46	0.00
12/31/2020	1,553,489	87,280	0.00	13.557712	18.35		3.90	20.554981	23.06 ‡	0.00
JNL/American Funds New World Fund - Class I
12/31/2024	27,780	1,363	0.00	18.850601	5.62		0.80	20.665469	6.10	0.35
12/31/2023	29,728	1,546	0.00	17.847969	14.88		0.80	19.477973	15.40	0.35
12/31/2022	23,569	1,413	0.00	15.535691	(22.82)		0.80	16.878614	(22.48)	0.35
12/31/2021	28,530	1,327	0.00	20.129890	3.94		0.80	21.772016	4.41	0.35
12/31/2020	20,083	975	0.00	19.366640	19.66	‡	0.80	20.852618	23.01	0.35
JNL/American Funds Washington Mutual Investors Fund - Class A
12/31/2024	3,644,614	97,245	0.00	27.969380	14.73		3.30	45.385944	18.60	0.00
12/31/2023	3,441,847	107,668	0.00	24.377907	13.13		3.30	38.267000	16.92	0.00
12/31/2022	3,202,179	115,693	0.00	21.548245	(11.85	)‡	3.30	32.730037	(8.90)	0.00
12/31/2021	3,693,597	119,993	0.00	16.826246	19.30		6.50	35.926081	27.31	0.00
12/31/2020	3,072,092	125,575	0.00	14.104394	1.60		6.50	28.219237	28.97 ‡	0.00
JNL/American Funds Washington Mutual Investors Fund - Class I
12/31/2024	59,348	1,313	0.00	41.885426	18.02		0.80	45.918014	18.56	0.35
12/31/2023	46,660	1,221	0.00	35.489843	16.32		0.80	38.731107	16.84	0.35
12/31/2022	39,969	1,220	0.00	30.510912	(9.36)		0.80	33.148414	(8.95)	0.35
12/31/2021	37,965	1,055	0.00	33.662513	26.68		0.80	36.408568	27.26	0.35
12/31/2020	21,808	770	0.00	26.571976	7.85		0.80	28.610584	8.34	0.35
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2024	348,638	22,027	0.00	14.734246	12.35		2.60	17.009990	15.32	0.00
12/31/2023	348,927	25,107	0.00	13.115095	7.74		2.60	14.749990	10.57	0.00
12/31/2022	345,982	27,167	0.00	12.173006	(10.91	)‡	2.60	13.339990	(8.57)	0.00
12/31/2021	369,344	26,174	0.00	13.631113	18.74		2.70	14.589988	21.99	0.00
12/31/2020	51,336	4,376	0.00	11.479776	8.80		2.70	11.959988	11.78	0.00
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2024	6,843	405	0.00	16.865803	15.13		0.45	16.959171	15.25	0.35
12/31/2023	6,776	462	0.00	14.649347	10.41		0.45	14.715633	10.52	0.35
12/31/2022	6,034	455	0.00	13.268319	(8.71	)‡	0.45	13.315066	(8.62)	0.35
12/31/2021	5,298	364	0.00	14.406169	8.93	‡	0.80	14.570938	21.97	0.35
12/31/2020	1,642	138	0.00	11.928123	11.63		0.45	11.946258	11.75	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Baillie Gifford International Growth Fund - Class A
12/31/2024	609,694	48,870	0.00	11.337373	7.96		2.60	13.503255	10.82	0.00
12/31/2023	673,937	59,124	0.00	10.501648	10.74		2.60	12.185106	13.65	0.00
12/31/2022	621,474	61,188	0.41	9.483105	(38.83	)‡	2.60	10.721644	(37.23)	0.00
12/31/2021	1,087,602	66,347	0.00	15.047053	(11.14	)‡	3.30	17.080002	(6.97)	0.00
12/31/2020	1,169,440	65,557	0.00	16.882390	52.02		3.00	18.360002	56.66	0.00
JNL/Baillie Gifford International Growth Fund - Class I
12/31/2024	16,830	1,261	0.00	13.339640	10.51	‡	0.45	13.436911	10.62	0.35
12/31/2023	18,718	1,551	0.00	11.977353	13.19		0.80	12.147077	13.70	0.35
12/31/2022	18,139	1,708	0.92	10.581878	(37.56)		0.80	10.683793	(37.28)	0.35
12/31/2021	29,508	1,738	0.00	16.947159	(7.44)		0.80	17.033755	(7.02)	0.35
12/31/2020	28,847	1,579	0.00	18.308530	55.91		0.80	18.319384	56.62	0.35
JNL/BlackRock Global Allocation Fund - Class A
12/31/2024	2,457,565	136,477	0.00	14.047324	6.14		3.05	21.677283	9.45	0.00
12/31/2023	2,648,869	158,995	0.00	13.234643	10.54		3.05	19.806469	13.96	0.00
12/31/2022	2,639,609	178,251	0.00	11.972242	(18.07	)‡	3.05	17.380450	(15.54)	0.00
12/31/2021	3,498,419	196,890	0.00	13.281030	3.20		3.90	20.578933	7.30	0.00
12/31/2020	3,536,425	210,915	0.00	12.869740	14.39		3.90	19.178841	18.94	0.00
JNL/BlackRock Global Allocation Fund - Class I
12/31/2024	19,660	926	0.00	20.047565	8.88		0.80	21.900390	9.37	0.35
12/31/2023	20,079	1,030	0.00	18.412786	13.45		0.80	20.024039	13.96	0.35
12/31/2022	18,156	1,061	0.00	16.230571	0.06	‡	0.80	17.571798	(15.62)	0.35
12/31/2021	22,135	1,094	0.00	20.735386	7.21		0.45	20.823987	7.32	0.35
12/31/2020	19,084	1,011	0.00	19.341129	18.70		0.45	19.404352	18.81	0.35
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2024	650,105	57,978	0.00	8.745300	(6.06	)‡	2.70	14.157162	(3.58)	0.00
12/31/2023	839,747	71,376	0.00	9.133188	(4.32)		2.80	14.682778	(1.61)	0.00
12/31/2022	1,234,215	102,088	0.00	9.545488	14.42	‡	2.80	14.922723	17.66	0.00
12/31/2021	793,031	76,029	0.00	7.234511	25.78		3.75	12.683174	30.59	0.00
12/31/2020	634,835	78,502	0.00	5.751640	0.46	‡	3.75	9.712337	4.29	0.00
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2024	8,421	619	0.00	12.798180	(4.05)		0.80	13.875368	(3.61)	0.35
12/31/2023	10,535	746	0.00	13.338118	(2.13)		0.80	14.395014	(1.69)	0.35
12/31/2022	17,863	1,240	0.00	13.628956	17.23		0.80	14.643083	17.76	0.35
12/31/2021	8,944	732	0.00	11.625406	15.39	‡	0.80	12.434475	30.40	0.35
12/31/2020	2,447	263	0.00	9.403310	4.14		0.45	9.535539	4.25	0.35
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2024	3,905,257	27,161	0.00	86.284573	27.49		3.05	213.083483	31.46	0.00
12/31/2023	3,253,510	29,484	0.00	67.678442	45.21		3.05	162.084765	49.70	0.00
12/31/2022	2,259,323	30,330	0.00	46.607121	(39.74	)‡	3.05	108.273464	(37.88)	0.00
12/31/2021	4,084,562	33,589	0.00	61.648053	15.84		3.90	174.288204	20.45	0.00
12/31/2020	3,903,352	38,276	0.00	53.217372	33.13		3.90	144.697801	41.12 ‡	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2024	61,243	285	0.00	181.397354	30.81		0.80	224.181377	31.40	0.35
12/31/2023	47,057	286	0.00	138.676547	48.94		0.80	170.610856	49.61	0.35
12/31/2022	27,022	245	0.00	93.109592	(38.18)		0.80	114.037858	(37.90)	0.35
12/31/2021	45,429	257	0.00	150.614898	15.30	‡	0.80	183.642650	20.38	0.35
12/31/2020	39,167	265	0.00	127.301307	22.78	‡	0.75	152.549247	38.36	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2024	594,999	27,945	1.72	14.272160	1.59		2.80	30.307962	4.49	0.00
12/31/2023	729,452	35,491	1.62	14.048805	24.82	‡	2.80	29.005624	28.35	0.00
12/31/2022	467,040	28,834	1.33	11.703333	(9.47	)‡	2.65	22.598813	(7.05)	0.00
12/31/2021	486,524	27,527	1.30	9.572503	4.34		3.91	24.312568	8.50	0.00
12/31/2020	454,045	27,603	4.68	9.174631	1.83		3.91	22.408446	5.89	0.00
JNL/Causeway International Value Select Fund - Class I
12/31/2024	21,047	688	1.97	26.019382	3.98		0.80	29.755727	(5.95)‡	0.30
12/31/2023	25,480	866	1.88	25.022919	27.77		0.80	30.101308	28.34	0.35
12/31/2022	14,023	608	1.78	19.584078	2.12	‡	0.80	23.453570	(7.07)	0.35
12/31/2021	12,580	509	2.13	25.129489	8.28		0.45	25.236831	8.38	0.35
12/31/2020	3,753	164	5.53	23.208800	5.75		0.45	23.284753	5.86	0.35
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2024	810,818	31,574	0.00	22.890235	24.00		2.80	28.057269	27.55	0.00
12/31/2023	587,420	28,839	0.00	18.459687	40.56	‡	2.80	21.997869	44.55	0.00
12/31/2022	335,035	23,483	0.00	12.961297	(34.53)		3.05	15.218526	(32.51)	0.00
12/31/2021	523,638	24,456	0.00	19.796152	17.53		3.05	22.547819	21.17	0.00
12/31/2020	425,031	23,770	0.00	16.843503	26.59		3.05	18.608201	30.50	0.00
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2024	38,498	1,387	0.00	27.040943	26.86		0.80	27.940431	27.44	0.35
12/31/2023	32,762	1,503	0.00	21.314784	43.90		0.80	21.924364	44.54	0.35
12/31/2022	23,168	1,534	0.00	14.812647	(32.86)		0.80	15.168047	(32.56)	0.35
12/31/2021	31,665	1,413	0.00	22.063561	0.12	‡	0.80	22.491702	21.14	0.35
12/31/2020	17,294	934	0.00	18.506020	30.37		0.45	18.566585	30.50	0.35
JNL/Cohen & Steers U.S. Realty Fund - Class A
12/31/2024	85,238	6,685	4.87	11.560718	1.56		2.80	13.823018	4.46	0.00
12/31/2023	97,160	7,869	2.08	11.383486	6.64		2.80	13.233280	9.66	0.00
12/31/2022	99,927	8,762	1.02	10.674368	(27.79	)‡	2.80	12.067976	(25.74)	0.00
12/31/2021	178,027	11,450	1.45	14.241067	34.31	‡	3.90	16.251797	44.13	0.00
12/31/2020	30,400	2,784	1.81	10.546490	8.71	‡	2.80	11.275496	(4.14)	0.00
JNL/Cohen & Steers U.S. Realty Fund - Class I
12/31/2024	3,460	253	5.42	13.384232	3.99		0.80	13.774055	4.46	0.35
12/31/2023	3,474	265	2.70	12.870593	8.54	‡	0.80	13.186107	9.51	0.35
12/31/2022	3,053	255	1.35	11.988592	(25.88)		0.45	12.041152	(25.81)	0.35
12/31/2021	5,464	338	1.72	16.174922	44.00		0.45	16.229694	44.14	0.35
12/31/2020	917	82	2.50	11.232720	(4.32)		0.45	11.259532	(4.22)	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DFA International Core Equity Fund - Class A
12/31/2024	283,404	22,276	2.31	11.665209	1.06		2.80	13.615718	3.94	0.00
12/31/2023	268,256	21,667	1.95	11.543280	5.82	‡	2.80	13.099625	15.59	0.00
12/31/2022	188,999	17,436	1.44	10.359778	(6.33	)‡	2.55	11.332793	(12.05)	0.00
12/31/2021	112,912	9,048	2.16	12.112569	1.28	‡	2.45	12.885069	11.33	0.00
12/31/2020	33,746	2,969	0.86	11.226513	32.92	‡	2.00	11.573397	6.96	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2024	21,067	1,554	2.77	13.277997	3.45		0.80	13.612340	3.92	0.35
12/31/2023	17,719	1,358	2.17	12.834765	15.04		0.80	13.098531	15.55	0.35
12/31/2022	13,368	1,183	1.84	11.157047	(12.36)		0.80	11.335333	(11.97)	0.35
12/31/2021	6,247	486	2.68	12.730589	1.75	‡	0.80	12.876112	11.24	0.35
12/31/2020	2,633	228	0.93	11.557318	6.87		0.45	11.574890	6.97	0.35
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2024	1,227,713	17,516	0.00	46.996327	17.18		2.70	100.888056	20.40	0.00
12/31/2023	1,180,916	20,073	0.00	40.105218	19.03		2.70	83.790731	22.27	0.00
12/31/2022	1,076,963	22,119	0.00	33.694162	(17.84	)‡	2.70	68.527730	(15.60)	0.00
12/31/2021	1,369,406	23,417	0.00	34.356792	22.64		3.40	81.194972	26.88	0.00
12/31/2020	1,148,587	24,719	0.00	28.014848	11.98		3.40	63.993818	15.85	0.00
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2024	39,520	388	0.00	86.108330	19.80		0.80	105.280736	20.34	0.35
12/31/2023	32,096	377	0.00	71.878536	21.74		0.80	87.485651	22.28	0.35
12/31/2022	25,847	371	0.00	59.043872	(15.98)		0.80	71.542550	(15.60)	0.35
12/31/2021	25,292	306	0.00	70.269547	10.03	‡	0.80	84.763288	26.88	0.35
12/31/2020	13,040	199	0.00	66.586539	15.78		0.45	66.804369	15.90	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2024	592,352	21,121	0.00	23.185612	6.21		2.80	32.724662	9.24	0.00
12/31/2023	537,179	20,688	0.00	21.829394	13.50		2.80	29.956037	16.72	0.00
12/31/2022	440,198	19,572	0.00	19.233212	(16.12)		2.80	25.665907	(13.75)	0.00
12/31/2021	507,679	19,216	0.00	22.929917	23.95		2.80	29.756497	27.46	0.00
12/31/2020	190,995	9,046	0.00	18.498659	10.04		2.80	23.346254	13.18	0.00
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2024	27,681	1,384	0.00	30.655665	8.81		0.80	17.174965	9.30	0.35
12/31/2023	21,257	1,232	0.00	28.173831	16.18		0.80	15.713206	16.71	0.35
12/31/2022	16,076	1,107	0.00	24.249198	(14.17)		0.80	13.463775	(13.78)	0.35
12/31/2021	17,549	1,008	0.00	28.250996	3.63	‡	0.80	29.598850	7.42 ‡	0.30
12/31/2020	6,908	541	0.00	12.201628	13.03		0.45	12.241535	13.15	0.35
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2024	1,569,463	77,052	0.00	12.829794	(0.80)		3.05	29.089558	2.29	0.00
12/31/2023	1,692,718	83,982	0.00	12.933770	2.85		3.05	28.438618	6.03	0.00
12/31/2022	1,726,355	89,766	0.00	12.575237	(15.88	)‡	3.05	26.822528	(13.28)	0.00
12/31/2021	2,296,322	102,236	0.00	12.177657	(4.25)		3.91	30.930086	(0.43)	0.00
12/31/2020	2,472,209	108,253	0.00	12.718398	1.06		3.91	31.064749	5.09	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2024	27,988	965	0.00	24.941388	1.78		0.80	28.523758	3.25 ‡	0.30
12/31/2023	26,618	938	0.00	24.506328	5.53		0.80	29.480729	6.00	0.35
12/31/2022	21,776	812	0.00	23.222908	(13.71)		0.80	27.812191	(13.32)	0.35
12/31/2021	26,229	850	0.00	26.912167	(0.32	)‡	0.80	32.086219	(0.48)	0.35
12/31/2020	21,761	698	0.00	32.136584	4.86		0.45	32.241705	4.97	0.35
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2024	117,929	10,476	0.00	9.849498	3.94		2.80	12.562862	6.92	0.00
12/31/2023	117,645	11,035	0.00	9.476009	6.42		2.80	11.750031	9.39	0.00
12/31/2022	116,799	11,843	0.00	8.904096	(17.39)		2.80	10.741709	(15.05)	0.00
12/31/2021	151,492	12,880	0.00	10.778299	(2.05)		2.80	12.645174	0.74	0.00
12/31/2020	145,977	12,354	0.00	11.003598	0.15		2.80	12.552573	3.02	0.00
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2024	4,270	347	0.00	12.280180	6.80		0.45	12.369991	6.91	0.35
12/31/2023	3,146	274	0.00	11.498001	9.24		0.45	11.570449	9.35	0.35
12/31/2022	2,628	250	0.00	10.525552	(15.16)		0.45	10.581317	(15.08)	0.35
12/31/2021	3,262	263	0.00	12.406341	0.54		0.45	12.459634	0.64	0.35
12/31/2020	2,539	206	0.00	12.339518	2.88		0.45	12.380149	2.98	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2024	1,433,830	50,735	0.00	23.983663	9.69		3.05	31.811502	13.11	0.00
12/31/2023	1,635,337	64,687	0.00	21.864853	23.55		3.05	28.124992	27.36	0.00
12/31/2022	1,379,986	68,658	0.00	17.697606	(25.99	)‡	3.05	22.082515	(23.70)	0.00
12/31/2021	2,065,697	77,398	0.00	22.670236	17.45	‡	3.90	28.942868	24.01	0.00
12/31/2020	1,489,202	68,365	0.00	19.880221	11.72		3.05	23.339842	15.18	0.00
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2024	26,670	887	0.00	30.280185	12.52		0.80	29.874507	13.04	0.35
12/31/2023	28,379	1,071	0.00	26.911214	26.79		0.80	26.428241	27.36	0.35
12/31/2022	23,480	1,131	0.00	21.224442	(24.10)		0.80	20.750354	(23.75)	0.35
12/31/2021	37,203	1,357	0.00	27.961997	22.78	‡	0.80	27.215114	23.96	0.35
12/31/2020	22,808	1,036	0.00	21.883987	15.01		0.45	21.955534	15.12	0.35
JNL/DoubleLine Total Return Fund - Class A
12/31/2024	648,685	62,905	0.00	8.636074	(0.29	)‡	2.80	11.849454	2.56	0.00
12/31/2023	674,749	66,340	0.00	8.750565	2.30		2.70	11.553219	5.09	0.00
12/31/2022	675,213	68,961	0.00	8.553909	(10.41	)‡	2.70	10.993666	(13.02)	0.00
12/31/2021	889,468	78,012	0.00	9.145162	(4.24)		3.90	12.639418	(0.43)	0.00
12/31/2020	955,655	82,492	0.00	9.550158	(1.27)		3.90	12.694279	2.66	0.00
JNL/DoubleLine Total Return Fund - Class I
12/31/2024	16,986	1,512	0.00	11.054161	2.44	‡	0.45	11.134785	2.54	0.35
12/31/2023	15,733	1,440	0.00	10.904630	4.59		0.80	10.858849	5.06	0.35
12/31/2022	13,277	1,281	0.00	10.425925	(13.44)		0.80	10.335646	(13.05)	0.35
12/31/2021	14,910	1,241	0.00	12.044805	0.37	‡	0.80	11.887117	(0.52)	0.35
12/31/2020	12,877	1,069	0.00	11.910367	2.46		0.45	11.949322	2.56	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Dreyfus Government Money Market Fund - Class A
12/31/2024	2,421,690	190,533	4.68	7.796166	1.74		2.90	18.322953	4.74	0.00
12/31/2023	2,592,337	211,724	4.30	7.662473	1.00		2.90	17.493112	4.37	0.00
12/31/2022	2,896,397	244,020	1.00	7.586855	(2.08	)‡	2.90	16.760718	0.95	0.00
12/31/2021	1,946,093	163,962	0.00	2.711276	(6.57)		6.80	16.602607	0.00	0.00
12/31/2020	2,259,747	188,938	0.19	2.902069	(6.38)		6.80	16.602591	0.21	0.00
JNL/Dreyfus Government Money Market Fund - Class I
12/31/2024	64,635	3,566	4.97	15.230770	4.21		0.80	18.822726	4.69	0.35
12/31/2023	60,412	3,445	4.77	14.615025	4.00		0.80	17.980243	4.46	0.35
12/31/2022	64,475	3,831	1.55	14.053420	0.51		0.80	17.211906	0.96	0.35
12/31/2021	30,020	1,811	0.04	13.982471	(0.57	)‡	0.80	17.048370	(0.31)	0.35
12/31/2020	40,752	2,466	0.27	17.046237	(0.14)		0.45	17.102154	(0.04)	0.35
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2024	737,068	27,739	0.00	17.326172	(1.02)		2.75	39.150262	1.76	0.00
12/31/2023	741,526	28,120	0.00	17.504474	3.91		2.75	38.473602	6.80	0.00
12/31/2022	709,012	28,433	0.00	16.846017	(15.87	)‡	2.75	36.024695	(13.53)	0.00
12/31/2021	947,929	32,535	0.00	14.702333	(4.50)		3.91	41.663627	(0.69)	0.00
12/31/2020	986,280	33,289	0.00	15.395034	4.25		3.91	41.953632	8.41 ‡	0.00
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2024	12,889	326	0.00	33.023387	1.38		0.80	40.810712	1.84	0.35
12/31/2023	11,300	290	0.00	32.575081	6.20	‡	0.80	40.074899	6.68	0.35
12/31/2022	8,059	219	0.00	37.369722	(13.67	)‡	0.45	37.566714	(13.59)	0.35
12/31/2021	8,960	210	0.00	35.654654	(0.04	)‡	0.80	43.472531	(0.72)	0.35
12/31/2020	8,116	191	0.00	43.647045	8.17		0.45	43.789685	8.28	0.35
JNL/First Sentier Global Infrastructure Fund - Class A
12/31/2024	442,239	23,595	0.00	14.854040	2.45		3.05	22.119527	5.64	0.00
12/31/2023	510,383	28,430	0.00	14.499406	(0.27)		3.05	20.939337	2.81	0.00
12/31/2022	579,247	32,769	0.00	14.539027	(6.89	)‡	3.05	20.367492	(4.01)	0.00
12/31/2021	647,440	34,697	0.00	14.334410	8.63		3.90	21.219185	12.95	0.00
12/31/2020	577,953	34,570	0.00	13.195292	(7.36)		3.90	18.785796	(3.68)	0.00
JNL/First Sentier Global Infrastructure Fund - Class I
12/31/2024	4,351	198	0.00	22.108289	5.39	‡	0.45	22.268209	5.49	0.35
12/31/2023	5,824	279	0.00	19.593206	0.08	‡	0.80	21.108568	2.75	0.35
12/31/2022	5,824	286	0.00	19.260328	(4.45)		0.75	20.543038	(4.07)	0.35
12/31/2021	4,546	215	0.00	20.156965	5.05	‡	0.75	21.413803	12.92	0.35
12/31/2020	2,413	128	0.00	18.901483	(3.84)		0.45	18.962893	(3.74)	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2024	1,302,860	63,694	0.00	14.805898	3.17		3.05	26.165554	6.38	0.00
12/31/2023	1,405,511	72,243	0.00	14.350945	4.94		3.05	24.595934	8.19	0.00
12/31/2022	1,464,004	80,388	0.00	13.675137	(7.29	)‡	3.05	22.735050	(4.42)	0.00
12/31/2021	1,561,713	80,949	0.00	13.214739	10.53		3.75	23.786849	14.75	0.00
12/31/2020	1,510,434	88,763	0.00	11.955765	(2.85)		3.75	20.728542	0.87	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Franklin Templeton Income Fund - Class I
12/31/2024	6,186	235	0.00	23.574255	5.93		0.80	25.402289	6.36	0.40
12/31/2023	7,129	287	0.00	22.255004	7.68		0.80	23.884288	8.11	0.40
12/31/2022	7,740	337	0.00	20.667754	(0.66	)‡	0.80	22.092609	(4.61)	0.40
12/31/2021	6,667	278	0.00	24.191020	14.67		0.45	24.294318	14.79	0.35
12/31/2020	4,645	221	0.00	21.095526	0.70		0.45	21.164429	0.80	0.35
JNL/Goldman Sachs 4 Fund - Class A
12/31/2024	4,616,927	106,911	0.00	32.069241	15.61		3.05	53.987758	19.21	0.00
12/31/2023	4,637,739	126,500	0.00	27.740102	10.99		3.05	45.289358	14.42	0.00
12/31/2022	4,694,202	144,652	0.00	24.993041	(13.59	)‡	3.05	39.582270	(10.92)	0.00
12/31/2021	6,030,830	163,314	0.00	26.731054	30.68		3.61	44.436583	35.48	0.00
12/31/2020	5,059,492	183,382	0.00	20.455954	0.81		3.61	32.799370	4.52	0.00
JNL/Goldman Sachs 4 Fund - Class I
12/31/2024	34,010	774	0.00	48.787848	18.63		0.80	41.003905	19.17	0.35
12/31/2023	29,895	828	0.00	41.125208	13.87		0.80	34.407774	14.38	0.35
12/31/2022	27,952	883	0.00	36.115152	(11.41)		0.80	30.080757	(11.01)	0.35
12/31/2021	31,707	870	0.00	40.764879	34.80		0.80	33.801538	35.41	0.35
12/31/2020	16,417	625	0.00	30.241352	4.02		0.80	24.963028	4.49	0.35
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2024	410,743	30,228	0.00	12.151700	2.12		2.80	14.893009	5.03	0.00
12/31/2023	333,937	25,477	0.00	11.899139	25.37		2.80	14.179997	28.95	0.00
12/31/2022	238,806	23,219	0.00	9.491060	(24.05)		2.80	10.996528	(21.90)	0.00
12/31/2021	296,236	22,221	0.00	12.495823	(4.98)		2.80	14.079579	(2.30)	0.00
12/31/2020	211,657	15,332	0.00	13.150990	29.45		2.80	14.410987	33.12	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2024	17,148	1,163	0.00	14.359814	4.44		0.80	14.890766	(7.42)‡	0.30
12/31/2023	15,855	1,127	0.00	13.749604	28.26		0.80	14.142336	28.84	0.35
12/31/2022	10,864	994	0.00	10.719862	(22.24)		0.80	10.976682	(21.89)	0.35
12/31/2021	12,637	903	0.00	13.786233	(12.42	)‡	0.80	14.053360	(2.34)	0.35
12/31/2020	8,210	572	0.00	14.343753	32.95		0.45	14.390644	33.08	0.35
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2024	357,321	23,746	2.01	13.054948	1.43		2.70	16.956967	4.23	0.00
12/31/2023	426,262	29,224	1.32	12.870320	16.81	‡	2.70	16.268050	19.99	0.00
12/31/2022	387,661	31,487	0.41	11.061049	(18.18	)‡	2.65	13.557308	(15.99)	0.00
12/31/2021	524,034	35,329	0.97	13.473960	14.71		2.70	16.138005	17.85	0.00
12/31/2020	395,825	31,022	3.28	11.745759	8.29		2.70	13.693337	11.25	0.00
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2024	7,225	442	2.30	16.098920	3.75		0.80	16.317011	4.22	0.35
12/31/2023	8,080	515	1.69	15.516911	19.49		0.80	15.656030	20.03	0.35
12/31/2022	7,639	585	0.75	12.985697	(16.45)		0.80	13.043449	(16.08)	0.35
12/31/2021	9,716	622	1.19	15.543232	(0.93	)‡	0.80	15.542433	17.73	0.35
12/31/2020	5,459	412	4.82	13.158668	11.18		0.45	13.201716	11.29	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2024	342,137	22,101	0.00	13.943156	9.57		2.70	16.966720	12.59	0.00
12/31/2023	348,681	25,070	0.00	12.725339	5.65		2.70	15.070074	8.54	0.00
12/31/2022	391,566	30,188	0.00	12.044447	(6.48	)‡	2.70	13.884675	(1.97)	0.00
12/31/2021	160,810	11,984	0.00	12.702205	4.00	‡	2.55	14.162991	18.65	0.00
12/31/2020	108,425	9,472	0.00	11.018625	(1.83)		2.45	11.936491	0.61	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2024	13,750	820	0.00	16.372049	11.98		0.80	16.916592	12.49	0.35
12/31/2023	14,492	971	0.00	14.620307	0.85	‡	0.80	15.038404	8.54	0.35
12/31/2022	16,103	1,170	0.00	13.782584	(2.16)		0.45	13.855348	(2.07)	0.35
12/31/2021	5,100	364	0.00	14.087463	18.54		0.45	14.147726	18.66	0.35
12/31/2020	3,298	280	0.00	11.883994	0.41		0.45	11.922882	0.51	0.35
JNL/Invesco Global Growth Fund - Class A
12/31/2024	1,290,190	30,967	0.00	27.959380	12.33		3.05	57.557547	15.83	0.00
12/31/2023	1,304,692	35,842	0.00	24.889409	30.49		3.05	49.690942	34.52	0.00
12/31/2022	1,092,761	39,873	0.00	19.074262	(34.22	)‡	3.05	36.939457	(10.33)	0.00
12/31/2021	1,787,737	43,571	0.00	24.317939	10.96		3.90	51.732645	15.08	0.25
12/31/2020	1,759,004	48,862	0.00	21.916334	23.26		3.90	44.952168	27.85	0.25
JNL/Invesco Global Growth Fund - Class I
12/31/2024	16,767	291	0.00	50.303648	15.26		0.80	56.627099	15.84	0.30
12/31/2023	14,335	287	0.00	43.644237	33.90		0.80	48.884584	34.57	0.30
12/31/2022	11,207	302	0.00	32.595503	(32.56)		0.80	36.327646	(32.23)	0.30
12/31/2021	18,005	330	0.00	48.334404	10.34	‡	0.80	53.600787	15.38	0.30
12/31/2020	13,349	281	0.00	48.562809	27.93		0.45	46.456421	28.13	0.30
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2024	1,618,600	32,137	0.00	35.998126	13.54		2.75	68.085007	16.72	0.00
12/31/2023	1,543,825	35,411	0.00	31.705373	9.05	‡	2.75	58.330496	12.08	0.00
12/31/2022	1,436,820	36,480	0.00	27.278734	(37.22	)‡	3.05	52.041884	(35.28)	0.00
12/31/2021	2,308,501	37,426	0.00	20.379997	0.22		6.80	80.412112	7.27	0.00
12/31/2020	2,328,187	40,070	0.00	20.335993	46.22		6.80	74.963170	56.51	0.00
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2024	22,479	329	0.00	59.669468	16.12		0.80	70.026577	16.65	0.35
12/31/2023	19,862	338	0.00	51.384038	11.55		0.80	60.030662	12.05	0.35
12/31/2022	15,126	288	0.00	46.063862	(35.61)		0.80	53.574342	(35.32)	0.35
12/31/2021	24,501	303	0.00	71.539774	6.74		0.80	82.831409	7.22	0.35
12/31/2020	19,231	254	0.00	67.022308	18.79	‡	0.80	77.252467	56.40	0.35
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2024	863,334	63,452	0.00	11.357521	5.17		3.05	15.731355	8.44	0.00
12/31/2023	948,857	74,626	0.00	10.799523	9.25		3.05	14.506622	12.62	0.00
12/31/2022	963,450	84,189	0.00	9.885266	(21.47)		3.05	12.880697	(19.04)	0.00
12/31/2021	1,339,137	93,440	0.00	12.587895	5.62		3.05	15.910833	8.89	0.00
12/31/2020	1,395,068	104,571	0.00	11.918497	25.15	‡	3.05	14.612194	11.70	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2024	2,323	149	0.00	15.569274	8.24	‡	0.45	15.682714	8.34	0.35
12/31/2023	2,508	174	0.00	13.757911	12.12		0.80	14.474816	12.62	0.35
12/31/2022	2,524	198	0.00	12.271003	(11.39	)‡	0.80	12.852612	(19.11)	0.35
12/31/2021	3,119	197	0.00	15.297764	2.00	‡	0.75	15.889953	8.87	0.35
12/31/2020	1,638	113	0.00	14.548434	11.55		0.45	14.595932	11.66	0.35
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2024	780,611	48,704	0.00	14.509071	14.60		2.80	17.348524	17.86	0.00
12/31/2023	691,391	50,250	0.00	12.660663	12.33		2.80	14.719331	15.52	0.00
12/31/2022	558,958	46,308	0.36	11.270518	(10.69)		2.80	12.742270	(8.16)	0.00
12/31/2021	483,177	36,300	0.74	12.619586	8.75		2.80	13.874210	11.84	0.00
12/31/2020	310,398	25,761	0.63	11.604098	5.66	‡	2.80	12.404934	14.31	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2024	34,801	2,024	0.00	16.789440	17.27		0.80	17.334349	17.86	0.30
12/31/2023	28,376	1,943	0.00	14.316692	14.95		0.80	14.707111	15.53	0.30
12/31/2022	22,940	1,812	0.62	12.454220	0.89	‡	0.80	12.730313	(8.18)	0.30
12/31/2021	20,458	1,482	1.00	13.654887	2.47	‡	0.75	13.864665	11.83	0.30
12/31/2020	9,017	730	0.74	12.354062	14.19		0.45	12.398310	14.36	0.30
JNL/JPMorgan Managed Aggressive Growth Fund - Class A
12/31/2024	1,934,569	45,399	0.00	30.568649	10.70		2.60	61.260321	13.64	0.00
12/31/2023	2,010,784	52,970	0.00	27.613179	19.06		2.60	53.909695	22.19	0.00
12/31/2022	1,825,640	58,042	0.00	23.192129	(24.14	)‡	2.60	44.119166	(9.13)	0.00
12/31/2021	2,558,413	62,427	0.00	23.270582	12.04		3.75	53.408383	16.03	0.25
12/31/2020	2,362,131	66,279	0.00	20.769575	15.68		3.75	46.028673	19.80	0.25
JNL/JPMorgan Managed Aggressive Growth Fund - Class I
12/31/2024	12,490	312	0.00	51.931123	13.09		0.80	57.796265	13.54	0.40
12/31/2023	11,654	331	0.00	45.921310	21.60		0.80	50.902521	22.08	0.40
12/31/2022	9,696	336	0.00	37.765325	(8.28	)‡	0.80	41.695138	(22.26)	0.40
12/31/2021	16,314	432	0.00	36.473166	16.17		0.45	36.629019	16.29	0.35
12/31/2020	11,611	365	0.00	31.395268	19.91		0.45	31.497906	20.03	0.35
JNL/JPMorgan Managed Conservative Fund - Class A
12/31/2024	627,679	39,835	0.00	12.029508	1.86		2.70	20.776782	4.66	0.00
12/31/2023	720,885	47,282	0.00	11.809919	5.67		2.70	19.851349	8.55 ‡	0.00
12/31/2022	780,757	54,910	0.00	11.176291	(16.88	)‡	2.70	17.315158	(14.86)	0.30
12/31/2021	1,061,941	62,879	0.00	11.325103	(0.04)		3.70	20.511604	3.47	0.25
12/31/2020	1,126,755	68,293	0.00	11.329422	4.84		3.70	19.824531	8.52	0.25
JNL/JPMorgan Managed Conservative Fund - Class I
12/31/2024	2,516	153	0.00	15.736914	4.56		0.45	15.851660	4.67	0.35
12/31/2023	2,269	149	0.00	15.049949	8.37		0.45	15.144440	8.48	0.35
12/31/2022	2,925	209	0.00	13.887134	(14.77)		0.45	13.960372	(14.69)	0.35
12/31/2021	2,270	138	0.00	16.294147	3.67		0.45	16.363788	3.77	0.35
12/31/2020	1,976	126	0.00	15.717266	8.61		0.45	15.768739	8.72	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan Managed Growth Fund - Class A
12/31/2024	3,769,248	95,664	0.00	25.181117	8.97		3.05	56.915740	12.36	0.00
12/31/2023	4,000,078	112,625	0.00	23.107986	16.45		3.05	50.653250	20.04	0.00
12/31/2022	3,774,823	125,920	0.00	19.844304	(23.50	)‡	3.05	42.196125	(21.14)	0.00
12/31/2021	5,331,846	138,159	0.00	21.711732	10.20		3.80	50.424867	14.18	0.25
12/31/2020	5,235,495	153,385	0.00	19.702594	14.29		3.80	44.162671	18.42	0.25
JNL/JPMorgan Managed Growth Fund - Class I
12/31/2024	22,638	653	0.00	31.551959	12.18	‡	0.45	53.684766	12.23	0.40
12/31/2023	22,321	759	0.00	43.152426	19.48		0.80	47.833116	19.96	0.40
12/31/2022	18,135	754	0.00	36.115538	(10.82	)‡	0.80	39.873620	(21.22)	0.40
12/31/2021	22,251	664	0.00	29.793157	14.30		0.45	29.919954	14.42	0.35
12/31/2020	14,269	505	0.00	26.064640	18.50		0.45	26.149409	18.62	0.35
JNL/JPMorgan Managed Moderate Fund - Class A
12/31/2024	1,569,834	76,298	0.00	14.675632	3.89		3.05	27.210647	7.13	0.00
12/31/2023	1,738,711	89,324	0.00	14.125784	8.78		3.05	25.400120	12.14	0.00
12/31/2022	1,809,529	102,854	0.00	12.986143	(19.01	)‡	3.05	22.651304	(6.64)	0.00
12/31/2021	2,499,769	116,977	0.00	14.347749	2.89		3.70	25.764338	6.44	0.30
12/31/2020	2,619,723	129,169	0.00	13.945120	8.25		3.70	24.205400	11.99	0.30
JNL/JPMorgan Managed Moderate Fund - Class I
12/31/2024	2,990	147	0.00	24.072880	6.54		0.80	20.363209	6.92 ‡	0.45
12/31/2023	3,135	164	0.00	22.594901	3.72	‡	0.80	24.403273	12.07	0.40
12/31/2022	2,674	155	0.00	17.002519	(16.63)		0.45	21.774859	(16.59)	0.40
12/31/2021	4,028	196	0.00	20.394731	6.57		0.45	20.481898	6.68	0.35
12/31/2020	4,289	209	0.00	19.136701	12.20		0.45	19.199283	12.32	0.35
JNL/JPMorgan Managed Moderate Growth Fund - Class A
12/31/2024	3,502,383	112,627	0.00	20.189507	6.48		3.00	45.025495	9.74	0.00
12/31/2023	3,764,814	131,054	0.00	18.961571	12.63		3.00	41.030371	16.05	0.00
12/31/2022	3,729,926	148,659	0.00	16.835030	(21.34	)‡	3.00	35.354978	(7.74)	0.00
12/31/2021	5,218,913	166,159	0.00	13.954297	5.65		4.80	41.105602	10.57	0.25
12/31/2020	5,342,095	186,063	0.00	13.207512	10.09		4.80	37.175112	15.21	0.25
JNL/JPMorgan Managed Moderate Growth Fund - Class I
12/31/2024	6,547	234	0.00	25.976658	9.55		0.45	42.475528	9.60	0.40
12/31/2023	7,372	262	0.00	23.712512	15.84		0.45	38.753830	15.90	0.40
12/31/2022	6,568	271	0.00	20.469436	(19.06)		0.45	33.436955	(19.02)	0.40
12/31/2021	8,139	271	0.00	25.289866	10.67		0.45	25.397947	10.78	0.35
12/31/2020	5,498	212	0.00	22.851709	15.37		0.45	22.926431	15.49	0.35
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2024	2,885,095	26,549	0.00	64.651819	10.67		3.05	159.647531	14.12	0.00
12/31/2023	2,709,166	28,175	0.00	58.416971	19.52		3.05	139.894952	23.21	0.00
12/31/2022	2,193,969	27,791	0.00	48.877770	(29.26	)‡	3.05	113.542911	(27.08)	0.00
12/31/2021	3,270,927	29,811	0.00	55.071734	6.78		3.90	155.706167	11.03	0.00
12/31/2020	3,166,068	31,760	0.00	51.573717	8.18	‡	3.90	140.238670	47.97	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2024	49,101	308	0.00	133.445954	13.55		0.80	164.920016	14.06	0.35
12/31/2023	43,455	308	0.00	117.526383	22.60		0.80	144.590038	23.16	0.35
12/31/2022	31,131	271	0.00	95.858319	(27.45)		0.80	117.404253	(27.12)	0.35
12/31/2021	49,018	313	0.00	132.121703	6.80	‡	0.80	161.094105	10.97	0.35
12/31/2020	34,481	242	0.00	144.701591	47.77		0.45	145.174781	47.91	0.35
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
12/31/2024+	14,034	1,366	0.00	10.258132	3.70	‡	2.10	10.300003	3.73 ‡	0.00
JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I
12/31/2024+	116	11	0.00	10.291008	3.64	‡	0.45	10.292053	3.65 ‡	0.40
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2024	829,453	40,472	0.00	12.681281	(1.76)		2.90	29.951515	1.15	0.00
12/31/2023	855,781	41,845	0.00	12.907916	1.19		2.90	29.610394	4.16	0.00
12/31/2022	867,359	43,694	0.00	12.756177	(14.18	)‡	2.90	28.427802	(11.66)	0.00
12/31/2021	1,168,697	51,271	0.00	11.851579	(5.75)		3.75	32.180264	(2.14)	0.00
12/31/2020	1,563,966	66,444	0.00	12.574048	3.02		3.75	32.885271	6.95	0.00
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2024	22,111	736	0.00	25.209241	0.55		0.80	31.155079	1.01	0.35
12/31/2023	21,043	706	0.00	25.070406	3.68		0.80	30.843616	4.14	0.35
12/31/2022	20,229	705	0.00	24.181111	(12.09)		0.80	29.616382	(11.69)	0.35
12/31/2021	18,218	565	0.00	27.506377	(0.18	)‡	0.80	33.538183	(2.17)	0.35
12/31/2020	27,071	816	0.00	34.171375	6.74		0.45	34.283171	6.84	0.35
JNL/JPMorgan U.S. Value Fund - Class A
12/31/2024	885,829	41,486	0.00	15.670865	11.25		3.05	27.098348	14.72	0.00
12/31/2023	867,657	46,112	0.00	14.086029	5.74		3.05	23.621187	9.00	0.00
12/31/2022	891,964	51,052	0.00	13.320763	(5.86	)‡	3.05	21.669873	(2.96)	0.00
12/31/2021	844,732	46,348	0.00	8.441479	19.35		6.50	22.330089	27.36	0.00
12/31/2020	671,373	46,449	0.00	7.072997	(9.84)		6.50	17.532489	(3.78)‡	0.00
JNL/JPMorgan U.S. Value Fund - Class I
12/31/2024	22,208	818	0.00	24.512722	14.16		0.80	27.591246	14.68 ‡	0.35
12/31/2023	20,529	864	0.00	21.472417	8.47		0.80	22.979845	8.90 ‡	0.40
12/31/2022	20,187	925	0.00	19.795745	(3.42)		0.80	22.082021	(2.98)	0.35
12/31/2021	14,762	658	0.00	20.496120	6.73	‡	0.80	22.760883	27.31	0.35
12/31/2020	3,383	192	0.00	17.819630	(4.01)		0.45	17.877875	(3.91)	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A - October 21, 2024; JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Lazard International Quality Growth Fund - Class A
12/31/2024	115,455	7,118	2.94	14.051823	(1.80	)‡	2.40	18.598238	0.59	0.00
12/31/2023	118,797	7,294	1.30	13.711875	13.30		2.80	18.488321	16.51	0.00
12/31/2022	97,183	6,858	2.59	12.102224	(5.70	)‡	2.80	15.868505	(17.09)	0.00
12/31/2021	108,360	6,263	0.43	15.744524	4.05		2.25	19.138700	6.42	0.00
12/31/2020	71,681	4,345	0.51	15.131586	10.51		2.25	17.984371	13.03	0.00
JNL/Lazard International Quality Growth Fund - Class I
12/31/2024	5,231	302	3.31	16.846880	0.48		0.45	16.969754	0.58	0.35
12/31/2023	4,700	275	1.53	16.767077	16.30		0.45	16.872379	16.42	0.35
12/31/2022	4,013	273	2.71	14.417142	(17.22)		0.45	14.493208	(17.14)	0.35
12/31/2021	4,657	263	0.76	17.415834	6.24		0.45	17.490273	6.35	0.35
12/31/2020	2,206	133	0.85	16.392355	12.89		0.45	16.445968	13.00	0.35
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2024	412,394	22,143	0.04	16.687342	18.73		3.05	20.278323	22.45	0.00
12/31/2023	398,965	25,904	0.05	14.054487	32.33	‡	3.05	16.560264	36.41	0.00
12/31/2022	281,119	24,582	0.00	10.574786	(28.53)		3.15	12.139878	(26.25)	0.00
12/31/2021	407,520	25,924	0.00	14.796098	2.34		3.15	16.460852	5.61	0.00
12/31/2020	433,958	28,766	0.31	14.458328	43.26	‡	3.15	15.586247	34.85	0.00
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2024	6,498	323	0.34	19.640297	21.76		0.80	20.277672	5.20 ‡	0.30
12/31/2023	5,127	312	0.40	16.130075	5.30	‡	0.80	16.525645	36.37 ‡	0.35
12/31/2022	2,103	174	0.02	12.065533	(26.30)		0.45	12.091987	(26.27)	0.40
12/31/2021	2,684	164	0.00	16.371859	5.35		0.45	16.399580	5.40	0.40
12/31/2020+	2,236	144	0.30	15.540517	46.25	‡	0.45	15.559042	46.30 ‡	0.40
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2024	414,288	39,725	6.43	9.682061	2.18		2.80	11.037589	5.10	0.00
12/31/2023	394,225	39,292	3.05	9.475372	2.48		2.80	10.502101	5.38	0.00
12/31/2022	350,549	36,368	0.61	9.245972	(7.56)		2.80	9.965618	(4.95)	0.00
12/31/2021	249,985	24,341	0.26	10.002636	(1.84	)‡	2.80	10.484292	0.33	0.00
12/31/2020+	187,268	18,073	0.00	10.295313	1.76	‡	2.20	10.450015	4.50 ‡	0.00
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2024	17,646	1,610	6.00	10.772803	4.50		0.80	11.001787	4.98	0.35
12/31/2023	14,472	1,385	2.90	10.308606	4.86		0.80	10.480190	5.33	0.35
12/31/2022	16,650	1,677	0.92	9.830550	(0.46	)‡	0.80	9.949579	(5.06)	0.35
12/31/2021	12,915	1,234	0.40	10.409723	(0.34	)‡	0.75	10.480008	0.33	0.35
12/31/2020+	4,261	408	0.00	10.438122	4.38	‡	0.45	10.445190	4.45 ‡	0.35
JNL/Mellon Bond Index Fund - Class A
12/31/2024	911,175	64,890	0.00	9.643626	(2.15)		2.85	18.556039	0.70	0.00
12/31/2023	927,122	65,908	0.00	9.855390	2.00		2.85	18.427400	4.95	0.00
12/31/2022	912,174	67,364	0.00	9.661682	(15.96	)‡	2.85	17.559096	(13.54)	0.00
12/31/2021	1,188,210	75,114	0.00	9.303877	(5.92)		3.91	20.308734	(2.17)	0.00
12/31/2020	1,059,818	65,346	0.00	9.889371	2.94		3.91	20.758968	7.05	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Loomis Sayles Global Growth Fund - Class I - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class I - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Bond Index Fund - Class I
12/31/2024	21,854	1,174	0.00	18.948612	0.54	‡	0.45	18.274443	2.18 ‡	0.30
12/31/2023	18,919	1,017	0.00	16.261281	4.40		0.80	18.965198	4.87	0.35
12/31/2022	18,354	1,033	0.00	15.575403	(13.95)		0.80	18.083882	(13.56)	0.35
12/31/2021	22,362	1,095	0.00	18.099730	0.64	‡	0.80	20.920688	(2.13)	0.35
12/31/2020	13,881	666	0.00	21.306072	6.78		0.45	21.375770	6.89	0.35
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2024	800,494	40,272	0.00	14.349527	34.86		2.55	27.611330	38.37	0.00
12/31/2023	483,487	33,344	0.00	10.639994	49.81		2.55	19.955029	53.66	0.00
12/31/2022	148,526	15,536	0.00	7.102479	(42.80	)‡	2.55	12.986105	(41.33)	0.00
12/31/2021	326,497	19,760	0.00	9.605409	11.42		3.71	22.133481	15.64	0.00
12/31/2020	232,677	16,118	0.00	8.620621	20.70		3.71	19.140756	25.26	0.00
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2024	13,305	476	0.00	23.966901	37.75		0.80	28.655238	38.37	0.35
12/31/2023	8,771	434	0.00	17.399438	53.00		0.80	20.709146	53.69	0.35
12/31/2022	3,079	235	0.00	11.371879	(31.21	)‡	0.80	13.474268	(41.33)	0.35
12/31/2021	5,589	251	0.00	22.869430	15.46		0.45	22.967635	15.57	0.35
12/31/2020	4,313	224	0.00	19.807567	25.16		0.45	19.872716	25.28	0.35
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2024	1,422,437	20,788	0.00	43.772553	20.93		3.05	95.297129	24.70	0.00
12/31/2023	1,434,149	25,862	0.00	36.195714	34.44		3.05	76.421768	38.59	0.00
12/31/2022	1,009,530	24,944	0.00	26.923778	(37.86	)‡	3.05	55.142376	(35.94)	0.00
12/31/2021	1,924,691	30,085	0.00	35.769936	10.07	‡	3.90	86.075455	22.54	0.00
12/31/2020	1,670,471	31,652	0.00	32.315250	41.80		3.61	70.242663	47.01	0.00
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2024	16,615	173	0.00	82.655409	24.15		0.80	98.822353	24.71	0.35
12/31/2023	16,170	208	0.00	66.576297	37.96		0.80	79.239008	38.58	0.35
12/31/2022	14,136	251	0.00	48.257802	(36.23)		0.80	57.179225	(35.94)	0.35
12/31/2021	16,946	194	0.00	75.674407	21.98		0.80	89.262819	22.53	0.35
12/31/2020	12,378	173	0.00	62.036180	24.45	‡	0.80	72.847720	47.04	0.35
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2024	354,489	22,288	0.00	14.515576	10.64	‡	2.55	17.470009	13.52	0.00
12/31/2023	360,757	25,444	0.00	12.955467	(1.10)		2.75	15.390009	1.65	0.00
12/31/2022	530,859	37,587	0.00	13.099342	(7.73	)‡	2.75	15.140009	(3.20)	0.00
12/31/2021	247,956	16,779	0.00	13.938322	13.20		2.70	15.640012	16.28	0.00
12/31/2020	206,261	16,030	0.00	12.312825	7.48		2.70	13.450012	10.43	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2024	8,089	467	0.00	16.889144	12.96		0.80	17.450619	13.47	0.35
12/31/2023	8,972	587	0.00	14.952048	1.20		0.80	15.379374	1.66	0.35
12/31/2022	13,545	900	0.00	14.774573	(3.61)		0.80	15.128798	(3.18)	0.35
12/31/2021	4,219	271	0.00	15.327831	15.77		0.80	15.625025	16.30	0.35
12/31/2020	3,095	231	0.00	13.239552	9.97		0.80	13.435551	10.46	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Dow Index Fund - Class A
12/31/2024	1,193,379	31,540	0.00	25.856441	11.04		2.80	52.789984	14.21	0.00
12/31/2023	1,182,507	35,324	0.00	23.284893	12.26		2.80	46.219981	15.43	0.00
12/31/2022	1,158,021	39,470	0.00	20.742735	(10.01	)‡	2.80	40.039984	(7.46)	0.00
12/31/2021	1,347,945	42,027	0.00	17.597069	15.45		4.00	43.269979	20.16	0.00
12/31/2020	1,118,915	41,539	0.00	15.242258	4.68		4.00	36.009985	8.96	0.00
JNL/Mellon Dow Index Fund - Class I
12/31/2024	24,385	473	0.00	52.418638	14.11	‡	0.45	51.445348	1.40 ‡	0.30
12/31/2023	25,361	560	0.00	39.824723	14.92		0.80	46.226393	15.43	0.35
12/31/2022	22,193	565	0.00	34.655154	(7.88)		0.80	40.045871	(7.47)	0.35
12/31/2021	23,104	545	0.00	37.620975	7.86	‡	0.80	43.279371	20.17	0.35
12/31/2020	13,958	394	0.00	35.899097	8.84		0.45	36.016051	8.95	0.35
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2024	698,630	63,046	0.00	9.205872	2.73		2.70	13.198227	5.56	0.00
12/31/2023	757,038	71,259	0.00	8.960838	6.36		2.70	12.502977	9.26	0.00
12/31/2022	736,791	74,806	0.00	8.424998	(21.12	)‡	2.70	11.443014	(18.97)	0.00
12/31/2021	965,883	78,421	0.00	9.925345	(6.74)		3.41	14.121404	(3.50)	0.00
12/31/2020	1,045,449	80,953	3.20	10.642648	13.18		3.41	14.634284	17.10	0.00
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2024	18,081	1,375	0.00	12.298430	5.07		0.80	13.147234	0.26 ‡	0.30
12/31/2023	17,713	1,419	0.00	11.705504	8.76		0.80	12.640260	9.24	0.35
12/31/2022	15,373	1,344	0.00	10.763132	(19.27)		0.80	11.570584	(18.91)	0.35
12/31/2021	18,244	1,294	0.00	13.332554	(1.51	)‡	0.80	14.268575	(3.51)	0.35
12/31/2020	14,184	970	4.40	14.739847	17.03		0.45	14.787935	17.14	0.35
JNL/Mellon Energy Sector Fund - Class A
12/31/2024	1,515,976	33,032	0.00	29.525610	2.76		3.05	64.254617	5.96	0.00
12/31/2023	1,790,756	40,893	0.00	28.732785	(4.20)		3.05	60.640605	(1.24)	0.00
12/31/2022	2,696,809	59,994	0.00	29.993064	56.51	‡	3.05	61.404124	61.35	0.00
12/31/2021	1,277,370	45,354	0.00	15.786472	48.76		3.91	38.057323	54.69	0.00
12/31/2020	768,163	41,798	0.00	10.612205	(36.27)		3.91	24.602369	(33.73)	0.00
JNL/Mellon Energy Sector Fund - Class I
12/31/2024	20,330	313	0.00	55.750016	5.47		0.80	66.655112	5.95	0.35
12/31/2023	20,871	339	0.00	52.857487	(1.67)		0.80	62.911372	(1.23)	0.35
12/31/2022	29,762	475	0.00	53.756082	60.59		0.80	63.694419	61.32	0.35
12/31/2021	12,668	328	0.00	33.473446	29.30	‡	0.80	39.483781	54.64	0.35
12/31/2020	3,527	141	0.00	25.447890	(33.78)		0.45	25.532895	(33.71)	0.35
JNL/Mellon Financial Sector Fund - Class A
12/31/2024	1,377,869	46,771	0.00	18.828202	26.43		3.05	40.989213	30.37	0.00
12/31/2023	1,146,615	50,293	0.00	14.892282	11.95	‡	3.05	31.441523	15.41	0.00
12/31/2022	1,237,472	61,886	0.00	12.991949	(15.59	)‡	3.15	27.243838	(12.89)	0.00
12/31/2021	1,488,981	64,016	0.00	13.880528	24.75		3.61	31.276919	29.34	0.00
12/31/2020	1,018,210	56,049	0.00	11.126354	(6.16)		3.61	24.181997	(2.72)	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Financial Sector Fund - Class I
12/31/2024	23,899	579	0.00	35.595569	29.78		0.80	42.534917	30.36	0.35
12/31/2023	19,315	609	0.00	27.426781	14.92		0.80	32.628588	15.39	0.35
12/31/2022	19,394	700	0.00	23.866075	(13.24)		0.80	28.276254	(12.87)	0.35
12/31/2021	22,608	715	0.00	27.509578	4.73	‡	0.80	32.452794	29.33	0.35
12/31/2020	9,017	367	0.00	25.009846	(2.81)		0.45	25.092838	(2.71)	0.35
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2024	2,614,010	51,447	0.00	32.578611	(1.06)		3.05	70.927814	2.02	0.00
12/31/2023	2,999,232	59,602	0.00	32.928099	(1.46)		3.05	69.523462	1.58	0.00
12/31/2022	3,343,599	66,687	0.00	33.417075	(8.58	)‡	3.05	68.441956	(5.76)	0.00
12/31/2021	3,882,286	72,015	0.00	30.179413	15.60		3.90	72.622727	20.20	0.00
12/31/2020	3,427,548	75,637	0.00	26.106802	4.38	‡	3.90	60.419401	17.52	0.00
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2024	32,236	451	0.00	61.476758	1.56		0.80	73.505983	2.02	0.35
12/31/2023	33,145	470	0.00	60.531031	1.13		0.80	72.048515	1.59	0.35
12/31/2022	34,118	491	0.00	59.852891	(6.18)		0.80	70.922353	(5.76)	0.35
12/31/2021	34,546	470	0.00	63.793260	19.64		0.80	75.253185	20.19	0.35
12/31/2020	23,100	376	0.00	53.319888	9.48	‡	0.80	62.614336	17.51	0.35
JNL/Mellon Industrials Sector Fund - Class A
12/31/2024	257,883	13,669	0.00	17.055929	3.88	‡	2.65	20.680270	15.72	0.00
12/31/2023	205,568	12,466	0.00	15.328249	17.25	‡	2.40	17.870236	20.09	0.00
12/31/2022	171,946	12,362	0.00	12.874050	10.61	‡	2.75	14.880205	(8.71)	0.00
12/31/2021	223,439	14,495	0.00	14.524509	17.70		2.70	16.300228	20.92	0.00
12/31/2020	101,674	7,869	0.00	12.340405	10.53		2.70	13.480187	13.56	0.00
JNL/Mellon Industrials Sector Fund - Class I
12/31/2024	8,288	403	0.00	20.012044	15.23		0.80	20.677473	15.75	0.35
12/31/2023	5,223	294	0.00	17.367792	19.57		0.80	17.864291	20.11	0.35
12/31/2022	5,006	338	0.00	14.524998	(9.08)		0.80	14.873497	(8.67)	0.35
12/31/2021	4,706	290	0.00	15.975118	5.49	‡	0.80	16.285041	20.94	0.35
12/31/2020	3,239	241	0.00	13.421289	13.37		0.45	13.465221	13.48	0.35
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2024	6,398,792	95,937	0.00	42.701543	31.18		3.05	92.946493	35.27	0.00
12/31/2023	5,064,676	101,655	0.00	32.551699	53.45		3.05	68.713858	58.19	0.00
12/31/2022	3,147,648	98,812	0.00	21.212668	(34.02	)‡	3.05	43.436709	(31.99)	0.00
12/31/2021	5,442,438	114,685	0.00	26.539808	28.11		3.90	63.864342	33.21	0.00
12/31/2020	4,505,629	125,182	0.00	20.715899	7.55	‡	3.90	47.943018	45.12	0.00
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2024	118,840	1,271	0.00	80.644638	34.64		0.80	96.419484	35.25	0.35
12/31/2023	83,706	1,204	0.00	59.895695	57.53		0.80	71.288551	58.24	0.35
12/31/2022	51,165	1,162	0.00	38.021680	(32.31)		0.80	45.051181	(32.00)	0.35
12/31/2021	81,118	1,260	0.00	56.166860	32.62		0.80	66.253119	33.22	0.35
12/31/2020	54,066	1,112	0.00	42.351388	44.46		0.80	49.732266	45.11	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon International Index Fund - Class A
12/31/2024	1,847,870	74,752	0.00	16.857947	(0.08)		2.95	33.195672	2.92	0.00
12/31/2023	2,059,612	84,923	0.00	16.872059	13.82		2.95	32.252611	17.21	0.00
12/31/2022	1,905,756	90,898	0.23	14.823961	(16.69	)‡	2.95	27.516357	(14.20)	0.00
12/31/2021	2,385,338	96,356	0.00	14.738655	6.25		3.90	32.070518	10.47	0.00
12/31/2020	1,348,997	59,681	3.49	13.871614	3.58		3.90	29.030765	7.70	0.00
JNL/Mellon International Index Fund - Class I
12/31/2024	53,270	1,597	0.00	29.163212	2.43		0.80	32.713010	2.95	0.30
12/31/2023	53,661	1,653	0.00	28.470714	16.64		0.80	31.776078	17.22	0.30
12/31/2022	46,604	1,677	0.54	24.409860	(14.59)		0.80	27.108227	(14.16)	0.30
12/31/2021	50,273	1,554	0.00	28.580088	(0.73	)‡	0.80	31.581593	2.52 ‡	0.30
12/31/2020	22,438	763	5.00	29.824276	7.54		0.45	29.921825	7.64	0.35
JNL/Mellon Materials Sector Fund - Class A
12/31/2024	125,135	8,575	0.00	13.195885	(9.83	)‡	2.65	15.999996	(2.32)	0.00
12/31/2023	161,080	10,652	0.00	13.962831	11.36	‡	2.55	16.379997	14.23	0.00
12/31/2022	174,837	13,060	0.00	12.406696	(12.98	)‡	2.75	14.339997	(11.92)	0.00
12/31/2021	180,506	11,723	0.00	14.509007	24.98		2.70	16.279997	28.39	0.00
12/31/2020	72,349	5,954	0.00	11.609468	61.79	‡	2.70	12.679997	18.84	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2024	3,754	236	0.00	15.863016	(2.47	)‡	0.45	15.978445	(2.38)	0.35
12/31/2023	4,401	270	0.00	15.912485	13.68		0.80	16.367400	14.19	0.35
12/31/2022	4,584	321	0.00	13.997287	(12.27)		0.80	14.333519	(11.88)	0.35
12/31/2021	6,297	389	0.00	15.955634	4.49	‡	0.80	16.265351	28.43	0.35
12/31/2020	1,968	156	0.00	12.623309	18.74		0.45	12.664430	18.86	0.35
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2024	7,593,519	80,944	0.00	65.633851	21.31		3.05	121.704796	25.09	0.00
12/31/2023	6,614,095	87,265	0.00	54.103379	49.57	‡	3.05	97.293171	54.19	0.00
12/31/2022	3,965,249	79,689	0.00	35.524096	(34.88	)‡	3.15	63.100836	(32.80)	0.00
12/31/2021	6,351,303	84,691	0.00	47.915424	21.85		3.90	93.904442	26.70	0.00
12/31/2020	5,324,343	89,031	0.00	39.323234	6.11	‡	3.90	74.118178	47.96	0.00
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2024	146,624	1,437	0.00	108.761507	24.53		0.80	120.350452	6.21 ‡	0.30
12/31/2023	122,979	1,526	0.00	87.336601	53.49		0.80	77.768498	54.18	0.35
12/31/2022	73,493	1,407	0.00	56.900637	(33.10)		0.80	50.440025	(32.80)	0.35
12/31/2021	118,483	1,494	0.00	85.059330	26.15		0.80	75.063861	26.72	0.35
12/31/2020	79,233	1,279	0.00	67.427539	12.81	‡	0.80	59.236828	47.92	0.35
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2024	175,419	13,808	0.00	11.664299	1.80	‡	2.45	13.936988	4.34	0.00
12/31/2023	160,927	13,056	0.00	11.601940	8.50	‡	2.25	13.357134	10.96	0.00
12/31/2022	158,227	14,077	0.00	10.553980	(27.91	)‡	2.50	12.037423	(26.09)	0.00
12/31/2021	226,095	14,678	0.00	14.302601	34.59		3.05	16.286522	38.76	0.00
12/31/2020	97,481	8,681	0.00	10.626947	(8.17)		3.05	11.737482	(5.32)	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2024	11,187	811	0.00	13.435635	3.87		0.80	13.882433	4.34	0.35
12/31/2023	11,350	858	0.00	12.935433	10.50		0.80	13.305243	11.00	0.35
12/31/2022	11,005	922	0.00	11.706379	(26.41)		0.80	11.987133	(26.08)	0.35
12/31/2021	14,684	909	0.00	15.907477	12.76	‡	0.80	16.216055	38.77	0.35
12/31/2020	6,312	542	0.00	11.647544	(5.49)		0.45	11.685646	(5.39)	0.35
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2024	3,076,956	54,243	0.00	35.806110	9.64		3.30	76.392031	13.34	0.00
12/31/2023	3,027,254	59,840	0.00	32.658976	12.06		3.30	67.403470	15.81	0.00
12/31/2022	2,759,452	62,350	0.00	29.143765	(16.34	)‡	3.30	58.201419	(13.54)	0.00
12/31/2021	3,481,602	67,149	0.00	30.938350	19.39		3.90	67.318073	24.13	0.00
12/31/2020	2,901,024	68,750	0.00	25.913344	8.67		3.90	54.230230	12.99	0.00
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2024	77,222	1,012	0.00	66.854449	12.75		0.80	74.991184	7.25 ‡	0.30
12/31/2023	69,309	1,026	0.00	59.291786	15.19		0.80	69.150862	15.71	0.35
12/31/2022	62,833	1,073	0.00	51.471351	(13.96)		0.80	59.761278	(13.57)	0.35
12/31/2021	66,195	980	0.00	59.821994	4.62	‡	0.80	69.145659	24.10	0.35
12/31/2020	41,612	761	0.00	55.534151	12.83		0.45	55.715551	12.95	0.35
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2024	14,043,536	267,096	0.00	32.980701	20.33		3.30	70.383980	24.39	0.00
12/31/2023	12,023,974	281,826	0.00	27.408300	21.60		3.30	56.582898	25.67	0.00
12/31/2022	9,739,080	283,503	0.00	22.538911	(21.17	)‡	3.30	45.023933	(18.53)	0.00
12/31/2021	12,044,313	282,042	0.00	25.397994	23.20		3.90	55.264911	28.09	0.00
12/31/2020	9,490,834	282,022	0.00	20.615853	13.28		3.90	43.145415	17.78	0.00
JNL/Mellon Small Cap Index Fund - Class A
12/31/2024	2,254,407	49,895	0.00	28.491088	4.50		3.30	60.785496	8.03	0.00
12/31/2023	2,345,443	55,486	0.00	27.263326	11.83		3.30	56.267791	15.57	0.00
12/31/2022	2,099,400	56,719	0.00	24.380216	(19.34	)‡	3.30	48.688344	(16.64)	0.00
12/31/2021	2,685,152	59,681	0.00	26.842685	21.30		3.90	58.408887	26.12	0.00
12/31/2020	2,202,350	61,108	0.00	22.128644	6.58		3.90	46.311744	10.81	0.00
JNL/Mellon Small Cap Index Fund - Class I
12/31/2024	66,470	1,095	0.00	53.215558	7.47		0.80	59.693053	9.85 ‡	0.30
12/31/2023	60,124	1,066	0.00	49.517371	15.00		0.80	57.751705	15.52	0.35
12/31/2022	50,199	1,026	0.00	43.058408	(17.04)		0.80	49.993794	(16.67)	0.35
12/31/2021	60,187	1,027	0.00	51.902868	17.00	‡	0.80	59.993036	26.03	0.35
12/31/2020	35,209	754	0.00	47.446085	10.66		0.45	47.601171	10.77	0.35
JNL/Mellon U.S. Stock Market Index Fund - Class A
12/31/2024	4,608,541	205,970	0.00	19.732986	19.61		3.05	24.579985	23.33	0.00
12/31/2023	4,501,099	244,945	0.00	16.498122	22.05		3.05	19.929984	25.82	0.00
12/31/2022	4,136,700	279,586	0.00	13.517499	(22.32)		3.05	15.839985	(19.92)	0.00
12/31/2021	6,055,701	323,404	0.00	17.401378	21.58		3.05	19.779985	25.35	0.00
12/31/2020	788,063	52,103	0.00	14.312325	16.57		3.05	15.779986	20.18	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Mellon U.S. Stock Market Index Fund - Class I
12/31/2024	67,938	2,787	0.00	23.777157	22.78	0.80	24.657074	23.40	0.30
12/31/2023	65,096	3,290	0.00	19.366127	25.13	0.80	19.981925	25.76	0.30
12/31/2022	55,756	3,539	0.00	15.476497	(20.29)	0.80	15.889438	(19.89)	0.30
12/31/2021	79,428	4,032	0.00	19.415773	11.71 ‡	0.80	19.834734	25.25	0.30
12/31/2020	23,954	1,521	0.00	15.727130	20.09	0.45	15.836065	20.27	0.30
JNL/Mellon Utilities Sector Fund - Class A
12/31/2024	513,357	22,946	0.00	18.228437	21.89	3.05	26.026863	25.69	0.00
12/31/2023	365,423	20,273	0.00	14.954434	(10.47)	3.05	20.706998	(7.71)	0.00
12/31/2022	614,566	31,096	0.00	16.703981	(2.21)	3.05	22.436557	0.80	0.00
12/31/2021	299,840	15,066	0.00	17.082146	13.26	3.05	22.257638	16.77	0.00
12/31/2020	268,414	15,574	0.00	15.081826	(4.03)	3.05	19.060932	(1.05)	0.00
JNL/Mellon Utilities Sector Fund - Class I
12/31/2024	13,043	556	0.00	24.474466	25.13	0.80	22.965826	25.70	0.35
12/31/2023	8,217	447	0.00	19.558506	(8.11)	0.80	18.270309	(7.70)	0.35
12/31/2022	11,362	571	0.00	21.285015	0.41	0.80	19.793893	0.86	0.35
12/31/2021	4,987	251	0.00	21.197301	11.91 ‡	0.80	19.624167	16.70	0.35
12/31/2020	3,696	217	0.00	16.760822	(1.12)	0.45	16.815667	(1.02)	0.35
JNL/Mellon World Index Fund - Class A
12/31/2024	420,749	10,661	0.00	27.110628	14.76	2.80	55.349752	18.04	0.00
12/31/2023	376,603	11,169	0.00	23.623000	19.94	2.80	46.890401	23.34	0.00
12/31/2022	332,526	12,029	0.00	19.694939	(20.30)‡	2.80	38.016849	(18.05)	0.00
12/31/2021	402,396	11,815	1.23	18.865129	16.42	4.00	46.388332	21.17	0.00
12/31/2020	353,759	12,463	1.96	16.204065	11.08	4.00	38.282490	15.61	0.00
JNL/Mellon World Index Fund - Class I
12/31/2024	11,088	205	0.00	55.014779	17.92	0.45	55.416294	18.03	0.35
12/31/2023	9,931	216	0.00	46.655817	23.23	0.45	46.949084	23.36	0.35
12/31/2022	8,064	216	0.00	37.859229	(18.13)	0.45	38.059250	(18.05)	0.35
12/31/2021	7,935	174	1.70	46.242694	21.04	0.45	46.440676	21.16	0.35
12/31/2020	4,272	113	2.58	38.203893	15.50	0.45	38.329105	15.62	0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2024	1,722,002	44,255	0.00	29.099488	10.69	2.80	50.464257	13.85	0.00
12/31/2023	1,746,521	50,534	0.00	26.289879	9.27	2.80	44.326047	12.36	0.00
12/31/2022	1,830,614	58,823	0.00	24.060185	(11.51)‡	2.80	39.449450	(9.01)	0.00
12/31/2021	1,991,648	57,436	0.00	22.595383	25.53	3.91	43.355579	30.53	0.00
12/31/2020	1,522,703	56,682	0.00	18.000323	(0.11)	3.91	33.214211	3.87 ‡	0.00
JNL/MFS Mid Cap Value Fund - Class I
12/31/2024	28,674	572	0.00	45.188596	13.28	0.80	49.861116	(1.42)‡	0.30
12/31/2023	28,812	650	0.00	39.891381	11.78	0.80	45.315182	12.28	0.35
12/31/2022	25,730	651	0.00	35.687890	(9.49)	0.80	40.358758	(9.07)	0.35
12/31/2021	27,003	623	0.00	39.427930	21.22 ‡	0.80	44.386131	30.47	0.35
12/31/2020	11,122	334	0.00	33.683466	3.66	0.45	34.019377	3.77	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
12/31/2024	8,244	627	0.00	12.888539	19.48		1.35	13.540007	21.11	0.00
12/31/2023	7,818	715	0.00	10.787568	39.49		1.35	11.180007	41.34	0.00
12/31/2022	3,236	414	0.00	7.733782	(3.44	)‡	1.35	7.910007	(34.47)	0.00
12/31/2021+	3,805	317	0.00	11.967521	19.68	‡	1.25	12.070005	20.70 ‡	0.00
JNL/Morningstar SMID Moat Focus Index Fund - Class A
12/31/2024+	1,761	165	0.00	10.637635	(2.61	)‡	1.70	10.698534	(1.84)‡	0.85
JNL/Morningstar SMID Moat Focus Index Fund - Class I
12/31/2024+	60	6	0.00	10.747414	(2.27	)‡	0.45	10.751007	(2.26)‡	0.40
JNL/Morningstar U.S. Sustainability Index Fund - Class A
12/31/2024	417,251	17,006	0.00	22.188548	17.39		2.55	26.995781	20.44	0.00
12/31/2023	274,884	13,321	0.00	18.901523	22.75		2.55	22.414493	25.91	0.00
12/31/2022	201,680	12,149	0.00	15.398962	(20.54	)‡	2.55	17.802452	(19.99)	0.00
12/31/2021	299,284	14,257	0.00	19.286056	26.70		3.05	22.250503	30.63	0.00
12/31/2020	132,736	8,158	0.00	15.221630	16.90		3.05	17.033774	20.52	0.00
JNL/Morningstar U.S. Sustainability Index Fund - Class I
12/31/2024	16,179	604	0.00	26.749594	20.26		0.45	26.944678	20.38	0.35
12/31/2023	13,517	607	0.00	22.242798	25.85	‡	0.45	22.382504	25.98	0.35
12/31/2022	9,110	515	0.00	17.302448	(20.35)		0.80	17.767173	(19.99)	0.35
12/31/2021	10,481	474	0.00	21.722110	2.90	‡	0.80	22.205762	30.63	0.35
12/31/2020	4,624	273	0.00	16.943800	20.38		0.45	16.999238	20.50	0.35
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2024	718,896	35,543	0.71	18.624606	7.52		2.70	22.136073	10.51	0.00
12/31/2023	839,196	45,226	0.85	17.322178	27.99	‡	2.70	20.031281	31.48	0.00
12/31/2022	361,223	25,408	1.34	13.654245	(15.92	)‡	2.50	15.234876	(13.80)	0.00
12/31/2021	371,570	22,294	1.37	16.129056	0.57	‡	2.70	17.673324	23.89	0.00
12/31/2020	231,075	17,045	1.36	13.439708	11.35		2.50	14.265106	14.17	0.00
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2024	18,682	852	0.99	21.458490	10.06		0.80	22.084323	10.56	0.35
12/31/2023	19,264	971	0.98	19.496901	30.73		0.80	19.974940	31.32	0.35
12/31/2022	9,161	606	1.49	14.913530	(8.76	)‡	0.80	15.210774	(13.82)	0.35
12/31/2021	10,026	571	1.58	17.585082	23.75		0.45	17.650740	23.87	0.35
12/31/2020	5,284	373	2.01	14.210096	13.92		0.45	14.248905	14.07	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A - April 26, 2021; JNL/Morningstar SMID Moat Focus Index Fund - Class A - October 21, 2024; JNL/Morningstar SMID Moat Focus Index Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2024	35,154	3,670	0.00	8.884025	4.57		1.60	10.540583	6.27	0.00
12/31/2023	38,021	4,192	0.00	8.495894	(7.23)		1.60	9.918702	(5.73)	0.00
12/31/2022	60,992	6,287	0.00	9.157547	5.67	‡	1.60	10.521735	21.55	0.00
12/31/2021	23,449	2,904	0.00	7.864204	28.14		1.25	8.656091	29.76	0.00
12/31/2020	11,822	1,881	0.00	6.137041	(4.83)		1.25	6.671095	(3.63)	0.00
JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
12/31/2024	50,519	3,947	0.00	12.558591	22.86		1.60	13.109979	24.86	0.00
12/31/2023	26,079	2,521	0.00	10.221481	11.23		1.60	10.499976	13.02	0.00
12/31/2022+	6,594	714	0.00	9.189113	3.61	‡	1.60	9.289978	(7.10)	0.00
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2024	581,647	45,838	0.00	9.828438	2.16		3.30	14.932555	5.61	0.00
12/31/2023	570,856	46,947	0.00	9.620297	6.23		3.30	14.139268	9.78	0.00
12/31/2022	516,280	46,071	0.00	9.056255	(13.71)		3.30	12.879335	(10.82)	0.00
12/31/2021	653,701	51,384	0.00	10.495271	(0.68)		3.30	14.442579	2.65	0.00
12/31/2020	592,703	47,287	0.00	10.567012	3.54		3.30	14.069267	7.01	0.00
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2024	12,179	818	0.00	14.950230	5.51		0.45	15.059218	5.61	0.35
12/31/2023	9,789	692	0.00	14.169683	9.57		0.45	14.258629	9.68	0.35
12/31/2022	8,793	683	0.00	12.932139	(10.99)		0.45	13.000363	(10.90)	0.35
12/31/2021	8,747	605	0.00	14.528783	2.57		0.45	14.590860	2.68	0.35
12/31/2020	4,851	344	0.00	14.164385	6.82		0.45	14.210716	6.93	0.35
JNL/Newton Equity Income Fund - Class A
12/31/2024	2,050,944	51,212	0.00	33.246395	13.90		2.70	47.106481	17.04	0.00
12/31/2023	1,649,485	47,643	0.00	29.188108	7.43	‡	2.70	40.248503	10.37	0.00
12/31/2022	1,630,196	51,416	0.00	27.019942	0.99		2.75	36.468176	3.80	0.00
12/31/2021	510,616	16,425	0.00	26.753845	15.59	‡	2.75	35.133115	32.77	0.00
12/31/2020	187,709	7,841	0.00	21.561672	0.12		2.30	26.462257	2.45	0.00
JNL/Newton Equity Income Fund - Class I
12/31/2024	53,641	1,366	0.00	43.779137	16.49		0.80	46.697745	0.30 ‡	0.30
12/31/2023	43,378	1,314	0.00	37.581115	9.79		0.80	31.011472	10.29	0.35
12/31/2022	43,785	1,477	0.00	34.229174	3.28		0.80	28.118985	3.75	0.35
12/31/2021	9,192	308	0.00	33.140646	8.04	‡	0.80	27.102759	32.71	0.35
12/31/2020	2,925	141	0.00	20.355950	2.30		0.45	20.422536	2.40	0.35
JNL/PIMCO Income Fund - Class A
12/31/2024	982,035	88,778	0.00	9.887113	1.82		2.80	12.114429	4.73	0.00
12/31/2023	853,929	79,871	0.00	9.710775	5.42		2.80	11.567522	8.41	0.00
12/31/2022	687,962	68,881	0.00	9.211748	(10.62	)‡	2.80	10.669777	(8.09)	0.00
12/31/2021	860,286	78,201	0.00	10.084254	(1.31)		3.30	11.608801	1.99	0.00
12/31/2020	749,074	68,634	0.00	10.217749	1.53		3.30	11.381782	4.95	0.00

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Neuberger Berman Gold Plus Strategy Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PIMCO Income Fund - Class I
12/31/2024	39,609	3,302	0.00	11.688773	4.14		0.80	12.121784	4.68	0.30
12/31/2023	35,075	3,058	0.00	11.223717	7.90		0.80	11.580400	8.44	0.30
12/31/2022	24,087	2,276	0.00	10.401864	3.84	‡	0.80	10.679373	(8.01)	0.30
12/31/2021	28,013	2,431	0.00	11.535039	1.79		0.45	11.609088	1.94	0.30
12/31/2020	23,286	2,058	0.00	11.332516	4.82		0.45	11.388181	4.98	0.30
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2024	440,803	36,283	0.00	9.303439	(0.60)		3.30	14.242578	2.75	0.00
12/31/2023	446,865	37,362	0.00	9.359518	4.25		3.30	13.860764	7.73	0.00
12/31/2022	416,087	37,038	0.00	8.978300	(19.28)		3.30	12.865744	(16.58)	0.00
12/31/2021	586,479	43,018	0.00	11.122763	(4.82)		3.30	15.422708	(1.62)	0.00
12/31/2020	668,210	47,738	0.00	11.685655	6.93		3.30	15.677249	10.52	0.00
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2024	17,483	1,311	0.00	13.228298	2.22		0.80	14.110369	2.73	0.30
12/31/2023	15,983	1,230	0.00	12.941042	7.14		0.80	13.734738	7.68	0.30
12/31/2022	11,987	993	0.00	12.078307	(16.90)		0.80	12.755450	(16.48)	0.30
12/31/2021	14,081	971	0.00	14.534379	(0.13	)‡	0.80	15.272797	(1.69)	0.30
12/31/2020	12,303	833	0.00	14.366779	10.41		0.45	15.535400	10.58	0.30
JNL/PIMCO Real Return Fund - Class A
12/31/2024	848,723	57,180	0.00	11.354862	(0.78)		2.80	18.765332	2.04	0.00
12/31/2023	966,681	65,670	0.00	11.444692	1.09	‡	2.80	18.390348	3.96	0.00
12/31/2022	1,089,527	76,012	0.00	11.497633	(14.13	)‡	2.70	17.689297	(11.79)	0.00
12/31/2021	1,335,713	81,151	0.00	11.686395	1.66		3.61	20.053302	5.40	0.00
12/31/2020	1,150,818	72,918	0.00	11.495434	7.51		3.61	19.026178	11.46	0.00
JNL/PIMCO Real Return Fund - Class I
12/31/2024	16,003	852	0.00	18.999070	1.96	‡	0.45	19.137410	2.06	0.35
12/31/2023	16,645	905	0.00	16.733363	3.50		0.80	18.751073	3.96	0.35
12/31/2022	16,186	912	0.00	16.167586	(12.34)		0.80	18.036004	(11.94)	0.35
12/31/2021	15,259	756	0.00	18.442672	4.71	‡	0.80	20.481812	5.45	0.35
12/31/2020	8,341	433	0.00	19.360474	11.28		0.45	19.423593	11.39	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2024	1,115,036	42,079	0.00	18.019917	4.98	‡	2.75	37.674833	7.93	0.00
12/31/2023	1,116,299	44,993	0.00	16.948671	9.72		2.80	34.907628	12.83	0.00
12/31/2022	1,070,550	48,094	0.00	15.446810	(14.15	)‡	2.80	30.938277	(11.72)	0.00
12/31/2021	1,424,319	55,737	0.00	14.820526	2.00		3.61	35.043720	5.75	0.00
12/31/2020	1,310,104	53,674	0.00	14.529948	1.38		3.61	33.138432	5.11	0.00
JNL/PPM America High Yield Bond Fund - Class I
12/31/2024	15,501	411	0.00	32.323742	7.44		0.80	36.967909	7.98	0.30
12/31/2023	11,053	313	0.00	30.085884	12.20		0.80	34.235941	12.76	0.30
12/31/2022	8,283	263	0.00	26.813623	(12.14)		0.80	30.360512	(11.70)	0.30
12/31/2021	10,554	298	0.00	30.518909	0.70	‡	0.80	34.384956	5.78	0.30
12/31/2020	7,031	210	0.00	34.304419	4.98		0.45	32.506182	5.13	0.30

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PPM America Investment Grade Credit Fund - Class A
12/31/2024+	975	94	0.00	10.263792	(0.66	)‡	2.10	10.340173	(2.27)‡	1.00
JNL/PPM America Investment Grade Credit Fund- Class I
12/31/2024+	160	15	0.00	10.408435	(2.06	)‡	0.45	10.411935	(2.05)‡	0.40
JNL/PPM America Total Return Fund - Class A
12/31/2024	533,028	31,050	0.00	13.931598	(0.52)		2.55	20.954733	2.06	0.00
12/31/2023	540,431	31,795	0.00	14.004915	3.99		2.55	20.532059	6.67	0.00
12/31/2022	498,970	30,934	0.00	13.467086	(16.24	)‡	2.55	19.247804	(14.08)	0.00
12/31/2021	725,109	38,121	0.00	15.764944	(3.78)		2.70	22.401569	(1.15)	0.00
12/31/2020	760,691	39,194	0.00	16.384387	0.88	‡	2.70	22.661668	9.85	0.00
JNL/PPM America Total Return Fund - Class I
12/31/2024	10,978	745	0.00	19.063799	1.53		0.80	13.143559	1.99	0.35
12/31/2023	10,072	725	0.00	18.777307	6.09	‡	0.80	12.887608	6.57 ‡	0.35
12/31/2022	8,236	622	0.00	12.029927	(14.16	)‡	0.45	18.720965	(14.11)	0.40
12/31/2021	10,495	684	0.00	20.690770	0.73	‡	0.80	14.073760	(1.20)	0.35
12/31/2020	9,017	566	0.00	14.198838	9.75		0.45	14.245294	9.86	0.35
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2024	377,803	15,269	0.00	19.028792	7.64		2.80	31.210066	10.72	0.00
12/31/2023	398,937	17,658	0.00	17.677890	14.02		2.80	28.188699	17.25	0.00
12/31/2022	380,972	19,523	0.00	15.504352	(16.39	)‡	2.80	24.042357	(14.02)	0.00
12/31/2021	506,370	22,025	0.00	16.463669	25.62		3.61	27.963704	30.24	0.00
12/31/2020	388,632	21,769	0.00	13.105775	4.77		3.61	21.470986	8.62	0.00
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2024	5,632	180	0.00	28.329436	10.18		0.80	31.814828	10.68	0.35
12/31/2023	4,635	164	0.00	25.711879	16.70		0.80	28.744219	17.23	0.35
12/31/2022	4,499	186	0.00	22.031641	(14.38)		0.80	24.519688	(14.00)	0.35
12/31/2021	6,511	231	0.00	25.733383	23.88	‡	0.80	27.693418	8.70 ‡	0.30
12/31/2020	2,155	99	0.00	21.806361	8.53		0.45	21.877451	8.63	0.35
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2024	1,949,753	53,872	0.00	25.740718	15.00		3.10	48.210847	18.64	0.00
12/31/2023	1,954,169	63,192	0.00	22.383402	8.65		3.10	40.636219	12.06	0.00
12/31/2022	2,005,153	71,690	0.00	20.601422	(10.82	)‡	3.10	36.262460	(8.02)	0.00
12/31/2021	2,509,343	81,391	0.00	12.847284	18.43		6.50	39.423498	26.39	0.00
12/31/2020	2,356,466	95,265	0.00	10.847843	3.03		6.50	31.192876	9.95	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Investment Grade Credit Fund - Class A - October 21, 2024; JNL/PPM America Investment Grade Credit Fund- Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2024	13,145	271	0.00	48.898276	18.52		0.45	49.254873	18.64		0.35
12/31/2023	10,716	261	0.00	41.258437	11.92		0.45	41.517546	12.03		0.35
12/31/2022	10,213	277	0.00	36.865775	(8.17)		0.45	37.060320	(8.08)		0.35
12/31/2021	11,215	281	0.00	40.144335	26.19		0.45	40.315946	26.32		0.35
12/31/2020	5,230	165	0.00	31.812477	9.78		0.45	31.916543	9.89		0.35
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2024	486,756	29,588	0.00	14.649076	9.12		2.20	18.530013	11.56		0.00
12/31/2023	482,416	32,349	0.00	13.424904	14.84		2.20	16.610013	17.39		0.00
12/31/2022	414,345	32,200	0.00	11.690281	(19.42	)‡	2.20	14.150013	(17.64)		0.00
12/31/2021	532,226	33,657	0.00	14.452833	6.66	‡	2.25	17.180011	12.73		0.00
12/31/2020	474,608	33,426	0.00	13.203351	15.89	‡	2.15	15.240011	11.98		0.00
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2024	6,578	360	0.00	18.311375	11.38		0.45	18.444919	11.49		0.35
12/31/2023	4,090	249	0.00	16.440251	17.23		0.45	16.543513	17.35		0.35
12/31/2022	3,194	228	0.00	14.023883	(17.79)		0.45	14.097881	(17.71)		0.35
12/31/2021	2,389	140	0.00	17.059345	12.56		0.45	17.132276	13.04	‡	0.35
12/31/2020+	659	44	0.00	15.155609	26.30	‡	0.45	15.155609	26.30	‡	0.45
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
12/31/2024+	70,177	7,100	0.00	9.868668	(2.83	)‡	2.15	9.909998	0.10	‡	0.00
JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I
12/31/2024+	2,292	231	0.00	9.911348	0.12	‡	0.45	9.912299	0.13	‡	0.40
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2024	12,873,298	480,850	0.00	21.805971	8.91		3.05	30.773141	12.30		0.00
12/31/2023	11,876,871	492,713	0.00	20.021497	14.88		3.05	27.401644	18.43		0.00
12/31/2022	9,618,485	466,854	0.00	17.428038	(14.59)		3.05	23.137698	(11.95)		0.00
12/31/2021	10,631,945	448,598	0.00	20.404644	14.35		3.05	26.277812	17.89		0.00
12/31/2020	7,864,909	386,758	0.00	17.844003	13.95		3.05	22.289308	17.48		0.00
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2024	278,684	9,601	0.00	28.883623	11.75		0.80	30.561974	12.31		0.30
12/31/2023	245,114	9,506	0.00	25.847634	17.84		0.80	27.212411	18.42		0.30
12/31/2022	193,864	8,905	0.00	21.935358	(6.80	)‡	0.80	22.978695	(11.92)		0.30
12/31/2021	192,864	7,778	0.00	25.132376	17.30		0.75	26.088068	6.01	‡	0.30
12/31/2020	134,641	6,402	0.00	21.425142	15.71	‡	0.75	20.902577	17.44		0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Balanced Fund - Class I - April 27, 2020; JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A - October 21, 2024; JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I - October 21, 2024.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price Growth Stock Fund - Class A
12/31/2024	8,197,133	50,782	0.00	89.454265	25.71		3.30	237.920279	29.95	0.00
12/31/2023	7,496,903	59,704	0.00	71.161278	43.21		3.30	183.089201	48.00	0.00
12/31/2022	5,476,453	63,842	0.00	49.689220	(40.79	)‡	3.30	123.706126	(38.81)	0.00
12/31/2021	9,752,345	68,612	0.00	33.016416	6.91		6.80	202.176621	14.43	0.00
12/31/2020	8,695,652	69,365	0.00	30.882244	28.07		6.80	176.675010	37.09	0.00
JNL/T. Rowe Price Growth Stock Fund - Class I
12/31/2024	110,338	465	0.00	200.501495	29.29		0.80	247.788726	29.87	0.35
12/31/2023	95,109	516	0.00	155.084395	47.28		0.80	190.794989	47.95	0.35
12/31/2022	67,433	539	0.00	105.297074	(39.12)		0.80	128.963273	(38.85)	0.35
12/31/2021	118,652	585	0.00	172.965764	13.87		0.80	210.892417	14.38	0.35
12/31/2020	89,079	500	0.00	151.901013	11.76	‡	0.80	184.377199	37.02	0.35
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2024	4,543,718	25,052	0.00	101.449062	5.61		3.30	269.816781	9.17	0.00
12/31/2023	4,780,136	28,454	0.00	96.059274	16.07		3.30	247.146225	19.96	0.00
12/31/2022	4,318,982	30,496	0.00	82.757460	(24.59	)‡	3.30	206.028400	(7.01)	0.00
12/31/2021	6,194,076	33,626	0.00	93.291204	8.58		3.91	247.337375	12.63	0.25
12/31/2020	5,961,539	36,176	0.00	85.915479	18.81		3.91	219.596031	23.24	0.25
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2024	55,859	205	0.00	227.492597	8.63		0.80	281.142870	9.12	0.35
12/31/2023	51,343	205	0.00	209.417389	19.36		0.80	257.636554	19.90	0.35
12/31/2022	42,183	201	0.00	175.447376	(22.45)		0.80	214.878290	(22.10)	0.35
12/31/2021	62,395	233	0.00	226.246947	12.34		0.80	275.854185	12.85	0.35
12/31/2020	48,931	205	0.00	201.393395	22.95		0.80	244.448851	23.50	0.35
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2024	1,014,651	92,463	0.00	8.176951	1.84		2.80	13.795871	4.75	0.00
12/31/2023	1,095,211	103,662	0.00	8.028851	1.90		2.80	13.169919	4.78	0.00
12/31/2022	1,214,949	119,354	0.00	7.879527	(7.28	)‡	2.80	12.569007	(4.65)	0.00
12/31/2021	1,288,169	118,928	0.00	7.486123	(3.91)		3.61	13.182438	(0.38)	0.00
12/31/2020	1,406,984	128,092	0.00	7.790801	0.25		3.61	13.232514	3.93	0.00
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2024	35,147	2,545	0.00	12.443480	4.26		0.80	13.661799	4.78	0.30
12/31/2023	32,279	2,441	0.00	11.935579	4.23		0.80	13.038455	4.75	0.30
12/31/2022	30,772	2,436	0.00	11.451363	(5.05)		0.80	12.447276	(4.57)	0.30
12/31/2021	27,507	2,078	0.00	12.060117	(0.81	)‡	0.80	13.043759	(0.39)	0.30
12/31/2020	18,059	1,353	0.00	13.484949	3.80		0.45	13.095143	3.96	0.30
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2024	177,518	14,621	0.00	10.835963	5.40	‡	2.55	13.523252	8.13	0.00
12/31/2023	174,606	15,369	0.00	10.242593	10.65	‡	2.60	12.506299	13.56	0.00
12/31/2022	129,834	12,818	0.00	9.194761	(17.08	)‡	2.70	11.013330	(14.81)	0.00
12/31/2021	151,234	12,561	0.00	10.870095	1.68		3.05	12.928229	4.82	0.00
12/31/2020	138,409	11,904	0.00	10.690965	0.34		3.05	12.333205	3.45	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2024	5,023	384	0.00	13.067210	7.94	‡	0.45	13.162586	8.05	0.35
12/31/2023	4,437	367	0.00	12.015224	13.00		0.80	12.182426	13.51	0.35
12/31/2022	3,527	331	0.00	10.632564	(11.28	)‡	0.80	10.732351	(14.86)	0.35
12/31/2021	3,666	293	0.00	12.551584	4.63		0.45	12.605290	4.73	0.35
12/31/2020	2,057	173	0.00	11.996249	3.37		0.45	12.035531	3.47	0.35
JNL/T. Rowe Price Value Fund - Class A
12/31/2024	2,748,629	50,723	0.00	35.080918	11.32		3.05	74.452983	14.79	0.00
12/31/2023	2,708,238	56,803	0.00	31.512457	8.60		3.05	64.858933	11.95	0.00
12/31/2022	2,745,937	63,726	0.00	29.016559	(14.16	)‡	3.05	57.934308	(11.51)	0.00
12/31/2021	3,157,881	64,032	0.00	28.054112	24.58		3.91	65.466835	29.55	0.00
12/31/2020	2,111,055	54,809	0.00	22.518536	6.04		3.91	50.533951	10.27	0.00
JNL/T. Rowe Price Value Fund - Class I
12/31/2024	59,277	792	0.00	64.638475	14.26		0.80	76.771988	14.78	0.35
12/31/2023	55,836	852	0.00	56.570757	11.38		0.80	66.886532	11.88	0.35
12/31/2022	51,731	882	0.00	50.792312	(11.97)		0.80	59.785537	(11.58)	0.35
12/31/2021	55,313	836	0.00	57.701146	24.28	‡	0.80	67.613374	29.47	0.35
12/31/2020	22,274	435	0.00	52.052238	10.10		0.45	52.222483	10.21	0.35
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2024	1,831,221	122,365	0.00	13.412162	8.73		2.80	16.440000	11.84	0.00
12/31/2023	1,851,256	136,635	0.00	12.335316	7.19	‡	2.80	14.700000	14.31	0.00
12/31/2022	1,745,568	145,408	0.00	11.245022	(18.70)		2.55	12.860000	(16.60)	0.00
12/31/2021	2,201,939	150,998	0.00	13.830879	11.43		2.55	15.420000	14.31	0.00
12/31/2020	589,736	45,597	0.00	12.412129	10.79		2.55	13.490000	13.65	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2024	53,660	3,268	0.00	16.050692	11.41	‡	0.75	16.524427	11.86	0.35
12/31/2023	51,995	3,538	0.00	14.362347	13.83		0.80	14.772762	14.34	0.35
12/31/2022	47,814	3,718	0.00	12.617383	(16.90)		0.80	12.919827	(16.52)	0.35
12/31/2021	54,997	3,566	0.00	15.182998	13.92		0.80	15.477204	14.44	0.35
12/31/2020	29,326	2,175	0.00	13.327286	13.19		0.80	13.524546	13.70	0.35
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2024	483,168	39,486	0.00	11.385952	4.79	‡	2.20	13.360001	7.14	0.00
12/31/2023	495,307	42,884	0.00	10.629399	7.30		2.55	12.470001	10.06	0.00
12/31/2022	450,799	42,459	0.00	9.906414	(16.19	)‡	2.55	11.330001	(14.04)	0.00
12/31/2021	535,642	42,823	0.00	11.746344	3.54		2.70	13.180001	6.38	0.00
12/31/2020	444,533	37,363	0.00	11.344495	6.73		2.70	12.390001	9.65	0.00
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2024	21,930	1,640	0.00	13.346405	7.16		0.45	13.443784	7.27	0.35
12/31/2023	17,297	1,387	0.00	12.454159	10.03		0.45	12.532409	10.14	0.35
12/31/2022	17,005	1,501	0.00	11.318729	(14.09)		0.45	11.378495	(14.00)	0.35
12/31/2021	17,738	1,346	0.00	13.174655	6.45		0.45	13.259120	1.58 ‡	0.30
12/31/2020	13,906	1,123	0.00	12.376768	9.58		0.45	12.417254	9.69	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2024	835,821	61,561	0.00	12.702220	7.25	‡	2.15	14.849997	9.59	0.00
12/31/2023	832,552	66,399	0.00	11.370255	9.17		2.80	13.550000	12.26	0.00
12/31/2022	769,602	68,092	0.00	10.415369	(17.75)		2.80	12.070000	(15.42)	0.00
12/31/2021	928,560	68,650	0.00	12.662773	7.32		2.80	14.270000	10.36	0.00
12/31/2020	570,137	45,961	0.00	11.799541	8.80	‡	2.80	12.930000	11.66	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2024	32,930	2,218	0.00	14.454937	9.26		0.80	14.935301	9.75	0.35
12/31/2023	33,111	2,447	0.00	13.230381	11.83		0.80	13.608511	12.33	0.35
12/31/2022	34,615	2,870	0.00	11.830994	(15.81)		0.80	12.114745	(15.43)	0.35
12/31/2021	37,210	2,608	0.00	14.052032	2.80	‡	0.80	14.324473	10.52	0.35
12/31/2020	20,270	1,569	0.00	12.918747	11.55		0.45	12.960975	11.66	0.35
JNL/WCM China Quality Growth Fund - Class A
12/31/2024	1,196	145	0.00	8.168431	(2.16)		1.35	8.470069	(0.82)	0.00
12/31/2023	772	92	0.00	8.348512	(28.47	)‡	1.35	8.540076	(17.96)	0.00
12/31/2022+	441	43	0.00	10.321552	3.22	‡	1.25	10.410082	4.10	0.00
JNL/WCM Focused International Equity Fund - Class A
12/31/2024	658,004	30,441	0.00	17.671499	3.87		3.05	24.937276	7.10	0.00
12/31/2023	622,998	30,529	0.00	17.013176	12.97		3.05	23.283227	16.46	0.00
12/31/2022	483,146	27,222	0.00	15.060068	(30.83	)‡	3.05	19.993065	(28.69)	0.00
12/31/2021	614,871	24,368	0.00	20.287231	8.44	‡	3.90	28.037680	17.08	0.00
12/31/2020	387,246	17,756	0.29	19.171359	28.05		3.05	23.947193	32.01	0.00
JNL/WCM Focused International Equity Fund - Class I
12/31/2024	18,996	776	0.22	23.408662	6.50		0.80	24.686217	6.98	0.35
12/31/2023	17,488	763	0.00	21.979876	15.92		0.80	23.074797	16.45	0.35
12/31/2022	13,179	669	0.00	18.960637	(11.32	)‡	0.80	19.816046	(28.75)	0.35
12/31/2021	19,913	720	0.00	27.694263	16.92		0.45	27.812465	17.03	0.35
12/31/2020	9,556	404	0.47	23.687400	31.82		0.45	23.764720	31.95	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2024	45,038	3,563	0.00	10.862181	1.89		2.80	14.245244	4.79	0.00
12/31/2023	55,790	4,568	0.00	10.660576	3.54		2.80	13.593762	6.46	0.00
12/31/2022	58,426	5,033	0.00	10.295937	(5.96)		2.80	12.768576	(3.29)	0.00
12/31/2021	52,296	4,295	0.00	10.948210	0.12		2.80	13.202880	2.96	0.00
12/31/2020	38,756	3,242	0.00	10.935486	3.37		2.80	12.822860	6.30	0.00
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2024	1,632	118	0.00	13.524481	4.22		0.80	13.807243	4.70	0.35
12/31/2023	2,524	191	0.00	12.976358	5.92		0.80	13.187152	6.40	0.35
12/31/2022	2,426	196	0.00	12.250691	0.25	‡	0.80	12.394385	(3.37)	0.35
12/31/2021	1,135	88	0.00	12.772375	2.84		0.45	12.827040	2.94	0.35
12/31/2020	743	59	0.00	12.419508	6.12		0.45	12.460198	6.22	0.35

+	The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/WCM China Quality Growth Fund - Class A - April 25, 2022.
*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Western Asset Global Multi-Sector Bond Fund - Class A
12/31/2024	326,725	31,616	4.99	8.513780	1.27		2.75	12.191261	4.11	0.00
12/31/2023	355,551	35,400	0.00	8.406753	5.67		2.75	11.709598	8.60	0.00
12/31/2022	375,600	40,126	0.00	7.955936	(8.27	)‡	2.75	10.781952	(5.72)	0.00
12/31/2021	465,142	46,240	0.00	8.240640	(7.39)		3.26	11.435876	(4.33)	0.00
12/31/2020	508,280	47,747	13.90	8.898652	(9.69)		3.26	11.952922	(6.71)	0.00
JNL/Western Asset Global Multi-Sector Bond Fund - Class I
12/31/2024	4,520	372	5.44	11.353299	3.52		0.80	12.113620	4.05	0.30
12/31/2023	4,304	368	0.00	10.966809	8.15		0.80	11.642582	8.69	0.30
12/31/2022	3,935	365	0.00	10.139999	(0.15	)‡	0.80	10.711779	(5.79)	0.30
12/31/2021	3,656	320	0.00	11.495236	(4.46)		0.45	11.369730	(4.31)	0.30
12/31/2020	3,588	299	16.18	12.031366	(6.86)		0.45	11.882160	(6.72)	0.30
JNL/William Blair International Leaders Fund - Class A
12/31/2024	473,361	19,800	0.30	16.073395	(3.55)		2.65	35.259176	(0.95)	0.00
12/31/2023	570,608	23,343	0.00	16.665393	9.84		2.65	35.596515	12.78	0.00
12/31/2022	564,662	25,739	1.71	15.172487	(26.98	)‡	2.65	31.562456	(25.02)	0.00
12/31/2021	826,605	27,866	1.16	14.854276	2.12		3.91	42.096750	6.20	0.00
12/31/2020	841,336	29,822	2.08	14.545456	9.42		3.91	39.640830	13.78	0.00
JNL/William Blair International Leaders Fund - Class I
12/31/2024	11,006	301	0.61	30.323866	(7.13	)‡	0.80	37.476857	(1.00)	0.35
12/31/2023	11,449	309	0.13	37.619020	12.75	‡	0.45	37.855272	12.86 ‡	0.35
12/31/2022	9,985	303	2.17	27.766924	(25.38)		0.75	30.588414	(25.12)	0.40
12/31/2021	11,844	271	1.90	37.213333	0.62	‡	0.75	44.773153	6.11	0.35
12/31/2020	4,548	111	2.75	42.057705	13.63		0.45	42.195289	13.75	0.35
JNL/WMC Balanced Fund - Class A
12/31/2024	8,510,237	112,709	0.00	44.710710	11.18		3.05	110.421340	14.64	0.00
12/31/2023	8,332,728	125,167	0.00	40.216037	9.69		3.05	96.321281	13.08	0.00
12/31/2022	7,967,406	133,763	0.00	36.662925	(16.53	)‡	3.05	85.180504	(13.95)	0.00
12/31/2021	9,895,046	141,079	0.00	16.166244	10.88		6.80	98.990420	18.68	0.00
12/31/2020	8,613,751	144,262	0.00	14.580507	1.21		6.80	83.410741	8.33	0.00
JNL/WMC Balanced Fund - Class I
12/31/2024	79,431	715	0.00	93.007726	14.04		0.80	107.870994	14.62	0.30
12/31/2023	77,053	792	0.00	81.556233	12.52		0.80	94.114790	13.08	0.30
12/31/2022	67,411	782	0.00	72.482313	(0.04	)‡	0.80	83.227483	(13.95)	0.30
12/31/2021	77,552	774	0.00	102.776839	18.51		0.45	96.718929	6.85 ‡	0.30
12/31/2020	49,119	580	0.00	86.725403	8.17		0.45	87.009200	8.27	0.35
JNL/WMC Equity Income Fund - Class A
12/31/2024	634,597	36,258	0.00	15.936688	9.69	‡	2.55	19.200000	12.54	0.00
12/31/2023	662,378	42,102	0.00	14.346651	3.74		2.75	17.060000	6.62	0.00
12/31/2022	764,289	51,177	0.00	13.829371	5.37	‡	2.75	16.000000	0.50	0.00
12/31/2021	599,865	39,844	0.00	14.234635	22.43		2.60	15.920000	25.65	0.00
12/31/2020	500,705	41,297	0.00	11.627116	(0.04)		2.60	12.670000	2.59	0.00

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2024
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/WMC Equity Income Fund - Class I
12/31/2024	20,680	1,094	0.00	18.511916	11.91		0.80	19.197363	12.47	0.30
12/31/2023	23,879	1,417	0.00	16.542495	6.16		0.80	17.069028	6.69	0.30
12/31/2022	23,885	1,509	0.00	15.583157	0.01		0.80	15.999140	0.50	0.30
12/31/2021	19,517	1,239	0.00	15.582321	24.99		0.80	15.918848	25.62	0.30
12/31/2020	14,029	1,118	0.00	12.467187	2.15		0.80	12.672443	2.67	0.30
JNL/WMC Global Real Estate Fund - Class A
12/31/2024	549,489	30,941	0.00	13.395841	2.64		2.75	22.998708	5.52	0.00
12/31/2023	619,090	36,346	0.00	13.051726	6.61	‡	2.75	21.796602	9.58	0.00
12/31/2022	623,374	39,583	0.00	11.386469	(29.82	)‡	3.15	19.891380	(27.58)	0.00
12/31/2021	949,949	43,093	0.00	14.333805	21.83		3.90	27.466876	26.67	0.00
12/31/2020	839,871	47,691	0.00	11.765583	(15.49)		3.90	21.683182	(12.13)	0.00
JNL/WMC Global Real Estate Fund - Class I
12/31/2024	4,066	184	0.00	22.057379	5.37		0.45	22.495563	5.48	0.35
12/31/2023	4,235	202	0.00	20.932304	9.38	‡	0.45	21.326680	9.48	0.35
12/31/2022	3,743	195	0.00	17.989943	(27.95)		0.80	19.479251	(27.63)	0.35
12/31/2021	4,439	167	0.00	24.969442	4.02	‡	0.80	26.915512	26.68	0.35
12/31/2020	2,660	127	0.00	20.916564	(12.30)		0.45	21.246899	(12.21)	0.35
JNL/WMC Value Fund - Class A
12/31/2024	674,550	11,277	0.00	41.715856	7.64		2.95	80.426593	10.88	0.00
12/31/2023	697,996	12,792	0.00	38.753922	6.04		2.95	72.532239	9.21	0.00
12/31/2022	783,405	15,525	0.00	36.546145	(7.60	)‡	2.95	66.417535	(2.02)	0.00
12/31/2021	814,591	15,182	0.00	34.231404	22.37		3.70	65.883511	26.60	0.30
12/31/2020	692,118	16,185	0.00	27.973819	(2.17)		3.70	52.039966	1.21	0.30
JNL/WMC Value Fund - Class I
12/31/2024	6,801	84	0.00	70.883512	10.33		0.80	82.579463	10.83	0.35
12/31/2023	9,989	138	0.00	64.246590	8.69		0.80	74.509542	9.18	0.35
12/31/2022	11,956	180	0.00	59.111213	(1.26	)‡	0.80	68.246818	(4.89)	0.35
12/31/2021	9,191	132	0.00	71.451280	26.79		0.45	71.756687	26.92	0.35
12/31/2020	3,973	72	0.00	56.353178	1.38		0.45	56.537483	1.48	0.35

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contract owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of the respective period end.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the period less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios. Expense Ratios for the years ended 12/31/2022 and after include only contract expense levels that had units issued or outstanding during the reporting period. For contracts with only one expense ratio, the ratio is presented only under the Highest Expense Ratio.

¥	Some investments have a net asset and ending units outstanding balance of less than one thousand due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2024

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains two-hundred fifty-seven (257) Investment Divisions as of December 31, 2024. These two-hundred fifty-seven (257) Investment Divisions each invested in shares of the following mutual funds (each a "Fund" and collectively the “Funds”) as of and during the year ended December 31, 2024:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/JPMorgan Managed Moderate Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/JPMorgan Managed Moderate Fund - Class I
JNL Bond Index Fund - Class I	JNL/JPMorgan Managed Moderate Growth Fund - Class A
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan Managed Moderate Growth Fund - Class I
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan MidCap Growth Fund - Class A
JNL Emerging Markets Index Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class I
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I
JNL Growth ETF Allocation Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL Growth ETF Allocation Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL International Index Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class A
JNL Mid Cap Index Fund - Class I	JNL/JPMorgan U.S. Value Fund - Class I
JNL Moderate Allocation Fund - Class A(1)	JNL/Lazard International Quality Growth Fund - Class A
JNL Moderate Allocation Fund - Class I(1)	JNL/Lazard International Quality Growth Fund - Class I
JNL Moderate ETF Allocation Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate ETF Allocation Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class I
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL Moderate Growth ETF Allocation Fund - Class A	JNL/Mellon Bond Index Fund - Class A
JNL Moderate Growth ETF Allocation Fund - Class I	JNL/Mellon Bond Index Fund - Class I
JNL Multi-Manager Alternative Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Alternative Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Floating Rate Income Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Floating Rate Income Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Dow Index Fund - Class A
JNL Multi-Manager International Small Cap Fund - Class I	JNL/Mellon Dow Index Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Energy Sector Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Financial Sector Fund - Class I
JNL Multi-Manager U.S. Select Equity Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL Multi-Manager U.S. Select Equity Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class I
JNL S&P 500 Index Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A
JNL Small Cap Index Fund - Class I	JNL/Mellon Industrials Sector Fund - Class I
JNL/AB Sustainable Global Thematic Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/AB Sustainable Global Thematic Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2024

JNL® Series Trust
JNL/American Funds Balanced Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Balanced Fund - Class I	JNL/Mellon International Index Fund - Class I
JNL/American Funds Bond Fund of America Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds Bond Fund of America Fund - Class I	JNL/Mellon Materials Sector Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class I
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon S&P 500 Index Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon Small Cap Index Fund - Class A
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Small Cap Index Fund - Class I
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon U.S. Stock Market Index Fund - Class A
JNL/American Funds Growth Fund - Class A	JNL/Mellon U.S. Stock Market Index Fund - Class I
JNL/American Funds Growth Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I
JNL/American Funds Growth-Income Fund - Class I	JNL/Mellon World Index Fund - Class A
JNL/American Funds International Fund - Class A	JNL/Mellon World Index Fund - Class I
JNL/American Funds International Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A
JNL/American Funds Moderate Allocation Fund - Class A(1)	JNL/MFS Mid Cap Value Fund - Class I
JNL/American Funds Moderate Allocation Fund - Class I(1)	JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Morningstar SMID Moat Focus Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Morningstar SMID Moat Focus Index Fund - Class I
JNL/American Funds New World Fund - Class A	JNL/Morningstar U.S. Sustainability Index Fund - Class A
JNL/American Funds New World Fund - Class I	JNL/Morningstar U.S. Sustainability Index Fund - Class I
JNL/American Funds Washington Mutual Investors Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/American Funds Washington Mutual Investors Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Neuberger Berman Gold Plus Strategy Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Baillie Gifford International Growth Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/BlackRock Global Allocation Fund - Class A	JNL/Newton Equity Income Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I	JNL/Newton Equity Income Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/PIMCO Income Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/PIMCO Income Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/Causeway International Value Select Fund - Class A	JNL/PIMCO Real Return Fund - Class A
JNL/Causeway International Value Select Fund - Class I	JNL/PIMCO Real Return Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/PPM America High Yield Bond Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PPM America High Yield Bond Fund - Class I
JNL/Cohen & Steers U.S. Realty Fund - Class A	JNL/PPM America Investment Grade Credit Fund - Class A
JNL/Cohen & Steers U.S. Realty Fund - Class I	JNL/PPM America Investment Grade Credit Fund - Class I
JNL/DFA International Core Equity Fund - Class A	JNL/PPM America Total Return Fund - Class A
JNL/DFA International Core Equity Fund - Class I	JNL/PPM America Total Return Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class A

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2024

JNL® Series Trust
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/DoubleLine Total Return Fund - Class A	JNL/T. Rowe Price Growth Stock Fund - Class A
JNL/DoubleLine Total Return Fund - Class I	JNL/T. Rowe Price Growth Stock Fund - Class I
JNL/Dreyfus Government Money Market Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Dreyfus Government Money Market Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/First Sentier Global Infrastructure Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/First Sentier Global Infrastructure Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price Value Fund - Class A
JNL/Franklin Templeton Income Fund - Class I	JNL/T. Rowe Price Value Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs 4 Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A	JNL/WCM China Quality Growth Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
JNL/Invesco Global Growth Fund - Class A	JNL/WCM Focused International Equity Fund - Class I
JNL/Invesco Global Growth Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class I	JNL/Western Asset Global Multi-Sector Bond Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class A	JNL/Western Asset Global Multi-Sector Bond Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class I	JNL/William Blair International Leaders Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class A	JNL/William Blair International Leaders Fund - Class I
JNL/JPMorgan Hedged Equity Fund - Class I	JNL/WMC Balanced Fund - Class A
JNL/JPMorgan Managed Aggressive Growth Fund - Class A	JNL/WMC Balanced Fund - Class I
JNL/JPMorgan Managed Aggressive Growth Fund - Class I	JNL/WMC Equity Income Fund - Class A
JNL/JPMorgan Managed Conservative Fund - Class A	JNL/WMC Equity Income Fund - Class I
JNL/JPMorgan Managed Conservative Fund - Class I	JNL/WMC Global Real Estate Fund - Class A
JNL/JPMorgan Managed Growth Fund - Class A	JNL/WMC Global Real Estate Fund - Class I
JNL/JPMorgan Managed Growth Fund - Class I	JNL/WMC Value Fund - Class A
JNL/WMC Value Fund - Class I

(1) The Fund is a Fund of Funds advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson, and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL Multi-Manager Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Investment Grade Credit Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2024, the following Funds changed names effective October 21, 2024:

Prior Fund Name	Current Fund Name	Reason for Change
JNL iShares Tactical Growth Fund	JNL Growth ETF Allocation Fund	Name Convention Update
JNL iShares Tactical Moderate Fund	JNL Moderate ETF Allocation Fund	Name Convention Update
JNL iShares Tactical Moderate Growth Fund	JNL Moderate Growth ETF Allocation Fund	Name Convention Update
JNL/Goldman Sachs Managed Aggressive Growth Fund	JNL/JPMorgan Managed Aggressive Growth Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Conservative Fund	JNL/JPMorgan Managed Conservative Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Growth Fund	JNL/JPMorgan Managed Growth Fund	Sub-Adviser Replacement
JNL/Goldman Sachs Managed Moderate Fund	JNL/JPMorgan Managed Moderate Fund	Sub-Adviser Replacement

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2024

Prior Fund Name	Current Fund Name	Reason for Change
JNL/Goldman Sachs Managed Moderate Growth Fund	JNL/JPMorgan Managed Moderate Growth Fund	Sub-Adviser Replacement
JNL/Heitman U.S. Focused Real Estate Fund	JNL/Cohen & Steers U.S. Realty Fund	Sub-Adviser Replacement
JNL/Lazard International Strategic Equity Fund	JNL/Lazard International Quality Growth Fund	Name Convention Update
JNL/PPM America Floating Rate Income Fund	JNL Multi-Manager Floating Rate Income Fund	Sub-Adviser Replacement
JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Growth Stock Fund	Name Convention Update
JNL/WMC Government Money Market Fund	JNL/Dreyfus Government Money Market Fund	Sub-Adviser Replacement

During the year ended December 31, 2024, the following Fund acquisition was completed for the corresponding Class A Fund. The Fund that was acquired during the year is no longer available as of December 31, 2024.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL/Baillie Gifford U.S. Equity Growth Fund	JNL Multi-Manager U.S. Select Equity Fund	October 21, 2024

The net assets are affected by the investment results of each underlying mutual fund, and contract transactions are affected by contract owner directions and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits.

A contract owner may choose from a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investment transactions in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as a gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

Fair Value Measurement. As of December 31, 2024, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2024

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units:

Contract Maintenance Charge. An annual contract maintenance charge of $35 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal, as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.90% to 3.00% of the guaranteed value. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.35% to 3.00%, depending on the contract, of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract, of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.70%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.832%. This charge is assessed through a redemption of contract units.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2024

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions. This charge is assessed through a redemption of contract units.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected. This charge is assessed through a redemption of contract units or as a reduction of contract value, depending on the optional death benefit selected.

Advisory Fees. Some of the contracts are designed for contract owners who have hired a third party investment adviser to manage their contract value for a fee. In some circumstances, and pursuant to specific administrative rules developed to comply with a Private Letter Ruling Jackson obtained from the Internal Revenue Service on the topic, Jackson will facilitate the direct deduction of these fees from the contract with direct payment to the third party investment adviser. The amount of these fees vary and are set pursuant to written agreements between the contract owner and their third party investment adviser. Pursuant to its administrative rules and the Private Letter Ruling, Jackson caps the amount of advisory fees that may be directly deducted in this manner at an annual amount of either 1.25% or 1.50% of the contract’s cash value depending upon whether add-on benefits have been elected by the contract owner. When advisory fees are deducted from the contract pursuant to Jackson’s administrative rules, Jackson does not treat the deduction of such fees as a taxable distribution.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% of the contract value depending on the state.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $211,189 and $334,770 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2024 and 2023, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Segment Reporting

In this reporting period, the Separate Account has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The intent of ASU 2023-07 is to improve reportable segment disclosures. Adoption of this standard impacted financial statement disclosures only and had no impact on the Separate Account’s financial position or its results of operations. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”), and for which discrete financial information is available.

The Executive Vice President and Chief Financial Officer of Jackson is the CODM for each of the investment divisions of the Separate Accounts. Each investment division is comprised of a single reportable segment, whose assets are invested in a fund with a single investment strategy, which reflects how the CODM monitors and manages the operating results of each investment division. The CODM manages the allocation of resources in accordance with each investment division’s objective and the terms of the underlying fund’s prospectus. The financial information used by the CODM to assess the segment’s performance and to allocate resources, including total return, expense ratios, net changes in net assets from operations, is consistent with that presented within each investment division’s financial statements and financial highlights.

NOTE 6. Subsequent Events

Management has evaluated subsequent events for the Separate Account through the date the financial statements were issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the Notes to Financial Statements.

KPMG LLP Aon Center Suite 5500 200 E. Randolph Street Chicago, IL 60601-6436 Report of Independent Registered Public Accounting Firm To the Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise Jackson National Separate Account I (the Separate Account), as of December 31, 2024, the related statements of operations for the year or period then ended listed in the Appendix, the statements of changes in net assets for each of the years or periods in the two-year period then ended listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of December 31, 2024, the results of their operations for the year or period then ended listed in the Appendix, the changes in their net assets for each of the years or periods in the two year-period then ended listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion. /s/KPMG LLP We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999. Chicago, Illinois March 27, 2025 KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Appendix Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. JNL Aggressive Growth Allocation Fund - Class A JNL Aggressive Growth Allocation Fund - Class I JNL Bond Index Fund - Class I JNL Conservative Allocation Fund - Class A JNL Conservative Allocation Fund - Class I JNL Emerging Markets Index Fund - Class I JNL Growth Allocation Fund - Class A JNL Growth Allocation Fund - Class I JNL Growth ETF Allocation Fund - Class A JNL Growth ETF Allocation Fund - Class I JNL International Index Fund - Class I JNL Mid Cap Index Fund - Class I JNL Moderate Allocation Fund - Class A JNL Moderate Allocation Fund - Class I JNL Moderate ETF Allocation Fund - Class A JNL Moderate ETF Allocation Fund - Class I JNL Moderate Growth Allocation Fund - Class A JNL Moderate Growth Allocation Fund - Class I JNL Moderate Growth ETF Allocation Fund - Class A JNL Moderate Growth ETF Allocation Fund - Class I JNL Multi-Manager Alternative Fund - Class A JNL Multi-Manager Alternative Fund - Class I JNL Multi-Manager Emerging Markets Equity Fund - Class A JNL Multi-Manager Emerging Markets Equity Fund - Class I JNL Multi-Manager Floating Rate Income Fund - Class A JNL Multi-Manager Floating Rate Income Fund - Class I JNL Multi-Manager International Small Cap Fund - Class A JNL Multi-Manager International Small Cap Fund - Class I JNL Multi-Manager Mid Cap Fund - Class A JNL Multi-Manager Mid Cap Fund - Class I JNL Multi-Manager Small Cap Growth Fund - Class A JNL Multi-Manager Small Cap Growth Fund - Class I JNL Multi-Manager Small Cap Value Fund - Class A JNL Multi-Manager Small Cap Value Fund - Class I JNL S&P 500 Index Fund - Class I JNL Small Cap Index Fund - Class I JNL/AB Sustainable Global Thematic Fund - Class A JNL/AB Sustainable Global Thematic Fund - Class I JNL/American Funds Balanced Fund - Class A JNL/American Funds Balanced Fund - Class I JNL/American Funds Bond Fund of America Fund - Class A JNL/American Funds Bond Fund of America Fund - Class I JNL/American Funds Capital Income Builder Fund - Class A

JNL/American Funds Capital Income Builder Fund - Class I JNL/American Funds Capital World Bond Fund - Class A JNL/American Funds Capital World Bond Fund - Class I JNL/American Funds Global Growth Fund - Class A JNL/American Funds Global Growth Fund - Class I JNL/American Funds Global Small Capitalization Fund - Class A JNL/American Funds Global Small Capitalization Fund - Class I JNL/American Funds Growth Allocation Fund - Class A JNL/American Funds Growth Allocation Fund - Class I JNL/American Funds Growth Fund - Class A JNL/American Funds Growth Fund - Class I JNL/American Funds Growth-Income Fund - Class A JNL/American Funds Growth-Income Fund - Class I JNL/American Funds International Fund - Class A JNL/American Funds International Fund - Class I JNL/American Funds Moderate Growth Allocation Fund - Class A JNL/American Funds Moderate Growth Allocation Fund - Class I JNL/American Funds New World Fund - Class A JNL/American Funds New World Fund - Class I JNL/American Funds Washington Mutual Investors Fund - Class A JNL/American Funds Washington Mutual Investors Fund - Class I JNL/AQR Large Cap Defensive Style Fund - Class A JNL/AQR Large Cap Defensive Style Fund - Class I JNL/Baillie Gifford International Growth Fund - Class A JNL/Baillie Gifford International Growth Fund - Class I JNL/BlackRock Global Allocation Fund - Class A JNL/BlackRock Global Allocation Fund - Class I JNL/BlackRock Global Natural Resources Fund - Class A JNL/BlackRock Global Natural Resources Fund - Class I JNL/BlackRock Large Cap Select Growth Fund - Class A JNL/BlackRock Large Cap Select Growth Fund - Class I JNL/Causeway International Value Select Fund - Class A JNL/Causeway International Value Select Fund - Class I JNL/ClearBridge Large Cap Growth Fund - Class A JNL/ClearBridge Large Cap Growth Fund - Class I JNL/Cohen & Steers U.S. Realty Fund - Class A JNL/Cohen & Steers U.S. Realty Fund - Class I JNL/DFA International Core Equity Fund - Class A JNL/DFA International Core Equity Fund - Class I JNL/DFA U.S. Core Equity Fund - Class A JNL/DFA U.S. Core Equity Fund - Class I JNL/DFA U.S. Small Cap Fund - Class A JNL/DFA U.S. Small Cap Fund - Class I JNL/DoubleLine Core Fixed Income Fund - Class A JNL/DoubleLine Core Fixed Income Fund - Class I JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A

JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I JNL/DoubleLine Total Return Fund - Class A JNL/DoubleLine Total Return Fund - Class I JNL/Dreyfus Government Money Market Fund - Class A JNL/Dreyfus Government Money Market Fund - Class I JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I JNL/First Sentier Global Infrastructure Fund - Class A JNL/First Sentier Global Infrastructure Fund - Class I JNL/Franklin Templeton Income Fund - Class A JNL/Franklin Templeton Income Fund - Class I JNL/Goldman Sachs 4 Fund - Class A JNL/Goldman Sachs 4 Fund - Class I JNL/GQG Emerging Markets Equity Fund - Class A JNL/GQG Emerging Markets Equity Fund - Class I JNL/Harris Oakmark Global Equity Fund - Class A JNL/Harris Oakmark Global Equity Fund - Class I JNL/Invesco Diversified Dividend Fund - Class A JNL/Invesco Diversified Dividend Fund - Class I JNL/Invesco Global Growth Fund - Class A JNL/Invesco Global Growth Fund - Class I JNL/Invesco Small Cap Growth Fund - Class A JNL/Invesco Small Cap Growth Fund - Class I JNL/JPMorgan Global Allocation Fund - Class A JNL/JPMorgan Global Allocation Fund - Class I JNL/JPMorgan Hedged Equity Fund - Class A JNL/JPMorgan Hedged Equity Fund - Class I JNL/JPMorgan Managed Aggressive Growth Fund - Class A JNL/JPMorgan Managed Aggressive Growth Fund - Class I JNL/JPMorgan Managed Conservative Fund - Class A JNL/JPMorgan Managed Conservative Fund - Class I JNL/JPMorgan Managed Growth Fund - Class A JNL/JPMorgan Managed Growth Fund - Class I JNL/JPMorgan Managed Moderate Fund - Class A JNL/JPMorgan Managed Moderate Fund - Class I JNL/JPMorgan Managed Moderate Growth Fund - Class A JNL/JPMorgan Managed Moderate Growth Fund - Class I JNL/JPMorgan MidCap Growth Fund - Class A JNL/JPMorgan MidCap Growth Fund - Class I JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I JNL/JPMorgan U.S. Value Fund - Class A JNL/JPMorgan U.S. Value Fund - Class I JNL/Lazard International Quality Growth Fund - Class A JNL/Lazard International Quality Growth Fund - Class I JNL/Loomis Sayles Global Growth Fund - Class A JNL/Loomis Sayles Global Growth Fund - Class I JNL/Lord Abbett Short Duration Income Fund - Class A

JNL/Lord Abbett Short Duration Income Fund - Class I JNL/Mellon Bond Index Fund - Class A JNL/Mellon Bond Index Fund - Class I JNL/Mellon Communication Services Sector Fund - Class A JNL/Mellon Communication Services Sector Fund - Class I JNL/Mellon Consumer Discretionary Sector Fund - Class A JNL/Mellon Consumer Discretionary Sector Fund - Class I JNL/Mellon Consumer Staples Sector Fund - Class A JNL/Mellon Consumer Staples Sector Fund - Class I JNL/Mellon Dow Index Fund - Class A JNL/Mellon Dow Index Fund - Class I JNL/Mellon Emerging Markets Index Fund - Class A JNL/Mellon Emerging Markets Index Fund - Class I JNL/Mellon Energy Sector Fund - Class A JNL/Mellon Energy Sector Fund - Class I JNL/Mellon Financial Sector Fund - Class A JNL/Mellon Financial Sector Fund - Class I JNL/Mellon Healthcare Sector Fund - Class A JNL/Mellon Healthcare Sector Fund - Class I JNL/Mellon Industrials Sector Fund - Class A JNL/Mellon Industrials Sector Fund - Class I JNL/Mellon Information Technology Sector Fund - Class A JNL/Mellon Information Technology Sector Fund - Class I JNL/Mellon International Index Fund - Class A JNL/Mellon International Index Fund - Class I JNL/Mellon Materials Sector Fund - Class A JNL/Mellon Materials Sector Fund - Class I JNL/Mellon Nasdaq® 100 Index Fund - Class A JNL/Mellon Nasdaq® 100 Index Fund - Class I JNL/Mellon Real Estate Sector Fund - Class A JNL/Mellon Real Estate Sector Fund - Class I JNL/Mellon S&P 400 MidCap Index Fund - Class A JNL/Mellon S&P 400 MidCap Index Fund - Class I JNL/Mellon S&P 500 Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class A JNL/Mellon Small Cap Index Fund - Class I JNL/Mellon U.S. Stock Market Index Fund - Class A JNL/Mellon U.S. Stock Market Index Fund - Class I JNL/Mellon Utilities Sector Fund - Class A JNL/Mellon Utilities Sector Fund - Class I JNL/Mellon World Index Fund - Class A JNL/Mellon World Index Fund - Class I JNL/MFS Mid Cap Value Fund - Class A JNL/MFS Mid Cap Value Fund - Class I JNL/Morningstar PitchBook Listed Private Equity Index Fund - Class A JNL/Morningstar U.S. Sustainability Index Fund - Class A JNL/Morningstar U.S. Sustainability Index Fund - Class I JNL/Morningstar Wide Moat Index Fund - Class A

JNL/Morningstar Wide Moat Index Fund - Class I JNL/Neuberger Berman Commodity Strategy Fund - Class A JNL/Neuberger Berman Gold Plus Strategy Fund - Class A JNL/Neuberger Berman Strategic Income Fund - Class A JNL/Neuberger Berman Strategic Income Fund - Class I JNL/Newton Equity Income Fund - Class A JNL/Newton Equity Income Fund - Class I JNL/PIMCO Income Fund - Class A JNL/PIMCO Income Fund - Class I JNL/PIMCO Investment Grade Credit Bond Fund - Class A JNL/PIMCO Investment Grade Credit Bond Fund - Class I JNL/PIMCO Real Return Fund - Class A JNL/PIMCO Real Return Fund - Class I JNL/PPM America High Yield Bond Fund - Class A JNL/PPM America High Yield Bond Fund - Class I JNL/PPM America Total Return Fund - Class A JNL/PPM America Total Return Fund - Class I JNL/RAFI Fundamental U.S. Small Cap Fund - Class A JNL/RAFI Fundamental U.S. Small Cap Fund - Class I JNL/RAFI Multi-Factor U.S. Equity Fund - Class A JNL/RAFI Multi-Factor U.S. Equity Fund - Class I JNL/T. Rowe Price Balanced Fund - Class A JNL/T. Rowe Price Balanced Fund - Class I JNL/T. Rowe Price Capital Appreciation Fund - Class A JNL/T. Rowe Price Capital Appreciation Fund - Class I JNL/T. Rowe Price Growth Stock Fund - Class A JNL/T. Rowe Price Growth Stock Fund - Class I JNL/T. Rowe Price Mid-Cap Growth Fund - Class A JNL/T. Rowe Price Mid-Cap Growth Fund - Class I JNL/T. Rowe Price Short-Term Bond Fund - Class A JNL/T. Rowe Price Short-Term Bond Fund - Class I JNL/T. Rowe Price U.S. High Yield Fund - Class A JNL/T. Rowe Price U.S. High Yield Fund - Class I JNL/T. Rowe Price Value Fund - Class A JNL/T. Rowe Price Value Fund - Class I JNL/Vanguard Growth ETF Allocation Fund - Class A JNL/Vanguard Growth ETF Allocation Fund - Class I JNL/Vanguard Moderate ETF Allocation Fund - Class A JNL/Vanguard Moderate ETF Allocation Fund - Class I JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I JNL/WCM China Quality Growth Fund - Class A JNL/WCM Focused International Equity Fund - Class A JNL/WCM Focused International Equity Fund - Class I JNL/Westchester Capital Event Driven Fund - Class A JNL/Westchester Capital Event Driven Fund - Class I JNL/Western Asset Global Multi-Sector Bond Fund - Class A JNL/Western Asset Global Multi-Sector Bond Fund - Class I

JNL/William Blair International Leaders Fund - Class A JNL/William Blair International Leaders Fund - Class I JNL/WMC Balanced Fund - Class A JNL/WMC Balanced Fund - Class I JNL/WMC Equity Income Fund - Class A JNL/WMC Equity Income Fund - Class I JNL/WMC Global Real Estate Fund - Class A JNL/WMC Global Real Estate Fund - Class I JNL/WMC Value Fund - Class A JNL/WMC Value Fund - Class I Statements of assets and liabilities as of December 31, 2024, and the related statements of operations and changes in net assets for the period from October 21, 2024 (inception) to December 31, 2024. JNL Multi-Manager U.S. Select Equity Fund - Class A JNL Multi-Manager U.S. Select Equity Fund - Class I JNL/American Funds Moderate Allocation Fund - Class A JNL/American Funds Moderate Allocation Fund - Class I JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class A JNL/JPMorgan Nasdaq® Hedged Equity Fund - Class I JNL/Morningstar SMID Moat Focus Index Fund - Class A JNL/Morningstar SMID Moat Focus Index Fund - Class I JNL/PPM America Investment Grade Credit Fund - Class A JNL/PPM America Investment Grade Credit Fund - Class I JNL/T. Rowe Price Capital Appreciation Equity Fund - Class A JNL/T. Rowe Price Capital Appreciation Equity Fund - Class I

Jackson National Life Insurance Company

Statutory Financial Statements
December 31, 2024

Jackson National Life Insurance Company

Index to Statutory Financial Statements

________________________________________________________________

Independent Auditors’ Report                        1

Statutory Statements of Admitted Assets, Liabilities,
Capital and Surplus    as of December 31, 2024 and 2023            4

Statutory Statements of Operations    for the years ended
December 31, 2024, 2023, and 2022                5

Statutory Statements of Capital and Surplus for the years
ended December 31, 2024, 2023, and 2022                6

Statutory Statements of Cash Flow    for the years
ended December 31, 2024, 2023, and 2022                7

Notes to Statutory Financial Statements                    8

Supplemental Schedule of Selected Financial Data                70

Supplemental Investment Risks Interrogatories                73

Summary Investment Schedule                        76

Reinsurance Risk Interrogatories                        77

            KPMG LLP
Suite 600
350 N. 5th Street
Minneapolis, MN 55401

Independent Auditors’ Report

The Audit and Risk Management Committee of the Board of Directors
Jackson National Life Insurance Company
Opinions
We have audited the statutory financial statements of Jackson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the three-year period ended December 31, 2024.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Statutory Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the statutory financial statements, the statutory financial statements are prepared by the Company using accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services, which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

1

Responsibilities of Management for the Statutory Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the statutory financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.
Auditors’ Responsibilities for the Audit of the Statutory Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.
In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the supplemental schedule of selected financial data,

2

supplemental investment risks interrogatories, summary investment schedule, and reinsurance risk interrogatories is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by the Michigan Department of Insurance and Financial Services. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.
/s/ KPMG LLP

Minneapolis, Minnesota
March 21, 2025

3

Jackson National Life Insurance Company
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
(In thousands, except for share information)

	December 31,
	2024	2023
Admitted Assets
Bonds	$33,162,492	$38,257,780
Preferred stocks, at statement value (cost: 2024, $175,020; 2023, $202,132)	149,164	172,812
Common stocks - unaffiliated, at fair value (cost: 2024, $153,315; 2023, $391,632)	157,083	384,287
Common stocks - affiliated, on equity basis (cost: 2024, $810,906; 2023, $726,278)	809,139	721,254
Cash, cash equivalents, and short-term investments	2,018,084	2,064,327
Mortgage loans	9,329,026	10,278,312
Policy loans	4,203,690	4,241,716
Limited partnership and limited liability company interests	2,291,674	2,050,216
Real estate	230,926	226,592
Derivatives	(63,384)	84,816
Other invested assets	276,442	94,923
Total cash and invested assets	52,564,336	58,577,035

Investment income due and accrued	569,773	585,905
Premiums deferred and uncollected	222,836	203,084
Federal income taxes receivable	134,437	—
Net deferred tax asset	573,926	606,942
Amounts due from reinsurers	5,180,133	139,989
Receivable for derivatives	69,248	757,312
Admitted disallowed IMR	328,926	252,977
Guaranty funds receivable	38,076	3,041
Other admitted assets	7,808	1,647
Separate account assets	221,589,231	208,449,179
Total admitted assets	$281,278,730	$269,577,111

Liabilities, Capital and Surplus
Liabilities:
Aggregate reserves for life, accident and health and annuity contracts	$24,826,824	$25,250,874
Liability for deposit-type contracts	8,940,589	9,011,732
Policy and contract claims	706,918	760,037
Other contract liabilities	(12,217)	(31,727)
Remittances in process	152,203	40,834
Commissions payable and expense allowances on reinsurance assumed	141,398	126,297
Asset valuation reserve	655,302	489,670
Funds held under reinsurance treaties with unauthorized reinsurers	3,666,057	3,628,585
Funds held under coinsurance	15,697,595	18,856,107
General expenses and taxes due and accrued	254,516	210,509
Accrued transfers to separate accounts	(2,799,936)	(4,499,524)
Borrowed money and interest thereon	752,432	307,618
Repurchase agreements	1,540,396	—
Payable for securities lending	12,767	13,050
Derivatives	—	904,691
Federal income tax payable	—	721
Other liabilities	750,624	1,405,836
Separate account liabilities	221,589,231	208,449,179
Total liabilities	276,874,699	264,924,489
Capital and Surplus:
Capital stock (par value $1.15 per share; 50,000 shares authorized;
12,000 shares issued and outstanding)	13,800	13,800
Surplus notes	249,871	249,817
Gross paid-in and contributed surplus	2,711,221	4,631,055
Aggregate write-ins for special surplus funds	328,926	252,977
Unassigned surplus	1,100,213	(495,027)
Total capital and surplus	4,404,031	4,652,622
Total liabilities, capital and surplus	$281,278,730	$269,577,111

See accompanying Notes to Statutory Financial Statements.

4

Jackson National Life Insurance Company
Statutory Statements of Operations
(In thousands)

	Years Ended December 31,
	2024	2023	2022
Income:
Premiums and annuity considerations	$17,595,754	$13,227,578	$16,204,649
Considerations for supplementary contracts with life contingencies	927	1,443	4,942
Net investment income	2,985,426	2,854,547	3,259,909
Amortization of interest maintenance reserve	(9,869)	(732,212)	108,459
Separate Accounts net gain from operations excluding unrealized gains or losses	212,426	210,502	152,511
Commissions and expense allowances on reinsurance ceded	1,332,091	54,250	56,511
Fee income	2,776,464	5,465,127	5,451,822
Other income	665,687	612,302	628,393
Total income	25,558,906	21,693,537	25,867,196
Benefits and other deductions:
Death and other benefits	34,218,998	24,334,421	21,213,881
Increase (decrease) in aggregate reserves	(424,051)	(2,528,619)	482,195
Commissions	2,070,512	1,752,864	1,865,652
General insurance expenses	839,669	767,894	637,103
Taxes, licenses and fees	47,497	40,014	56,745
Amortization of value of business acquired and goodwill	—	—	32,752
Interest on funds withheld treaties	989,254	1,169,449	1,195,917
Change in loading and other	(277)	(1,551)	(156)
Reclassification of ceding commission to surplus	1,214,820	—	—
Amortization of gain on reinsured business to income	(316,130)	(119,797)	(247,472)
Net transfers from separate accounts, net of reinsurance	(14,546,666)	(6,514,054)	(3,495,689)
Total benefits and other deductions	24,093,626	18,900,621	21,740,928
Gain from operations before federal income tax expense and net
realized capital losses	1,465,280	2,792,916	4,126,268
Dividends to policyholders	7,393	8,386	7,674
Gain from operations after dividends to policyholders and before federal income taxes	1,457,887	2,784,530	4,118,594
Federal income tax expense	96,185	966,356	96,261
Gain from operations before net realized capital losses	1,361,702	1,818,174	4,022,333

Net realized capital losses, less tax benefit of $250,732, $545,555, and $69,775 in 2024, 2023, and 2022, respectively, excluding tax benefit of $16,418, $342,797, and $68,678 in 2024, 2023, and 2022, respectively, transferred to the IMR	(1,084,069)	(1,939,868)	(334,731)
Net income (loss)	$277,633	$(121,694)	$3,687,602

See accompanying Notes to Statutory Financial Statements.

5

Jackson National Life Insurance Company
Statutory Statements of Capital and Surplus
(In thousands)

			Surplus
	Capital	Surplus	Gross paid-in and	Special
	stock	notes	contributed	Funds	Unassigned	Total

Balances at December 31, 2021	$13,800	$249,724	$5,381,055	$—	$453,606	$6,098,185
Net income	—	—	—	—	3,687,602	3,687,602
Change in net unrealized capital gains and losses	—	—	—	—	(1,960,366)	(1,960,366)
Change in net deferred income tax	—	—	—	—	(529,550)	(529,550)
Change in asset valuation reserve	—	—	—	—	(472,560)	(472,560)
Change in non-admitted assets	—	—	—	—	7,579	7,579
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	3,954	3,954
Change in surplus in separate accounts	—	—	—	—	(152,511)	(152,511)
Surplus withdrawn from separate accounts	—	—	—	—	152,511	152,511
Surplus notes accretion	—	45	—	—	—	45
Change in surplus as a result of reinsurance	—	—	—	—	(247,471)	(247,471)
Paid-in surplus	—	—	(600,000)	—	—	(600,000)

Balances at December 31, 2022	13,800	249,769	4,781,055	—	942,794	5,987,418

Net income	—	—	—	—	(121,694)	(121,694)
Change in net unrealized capital gains and losses	—	—	—	—	(652,825)	(652,825)
Change in net deferred income tax	—	—	—	—	398,028	398,028
Change in asset valuation reserve	—	—	—	—	497,303	497,303
Change in non-admitted assets	—	—	—	—	(768,985)	(768,985)
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	33,126	33,126
Change in surplus in separate accounts	—	—	—	—	(210,502)	(210,502)
Surplus withdrawn from separate accounts	—	—	—	—	210,502	210,502
Surplus notes accretion	—	48	—	—	—	48
Change in surplus as a result of reinsurance	—	—	—	—	(119,797)	(119,797)
Dividends to stockholders	—	—	—	—	(450,000)	(450,000)
Change in special surplus funds	—	—	—	252,977	(252,977)	—
Paid-in surplus	—	—	(150,000)	—	—	(150,000)

Balances at December 31, 2023	13,800	249,817	4,631,055	252,977	(495,027)	4,652,622

Net income	—	—	—	—	277,633	277,633
Change in net unrealized capital gains and losses	—	—	—	—	1,241,045	1,241,045
Change in net deferred income tax	—	—	—	—	(189,128)	(189,128)
Change in asset valuation reserve	—	—	—	—	(165,633)	(165,633)
Change in non-admitted assets	—	—	—	—	442,170	442,170
Change in liability for reinsurance in
unauthorized companies	—	—	—	—	(3,588)	(3,588)
Change in surplus in separate accounts	—	—	—	—	(212,426)	(212,426)
Surplus withdrawn from separate accounts	—	—	—	—	212,426	212,426
Surplus notes accretion	—	54	—	—	—	54
Change in surplus as a result of reinsurance	—	—	—	—	898,690	898,690
Dividends to stockholders	—	—	—	—	(830,000)	(830,000)
Change in special surplus funds	—	—	—	75,949	(75,949)	—
Paid-in surplus	—	—	(1,919,834)	—	—	(1,919,834)
Balances at December 31, 2024	$13,800	$249,871	$2,711,221	$328,926	$1,100,213	$4,404,031
See accompanying Notes to Statutory Financial Statements.

6

Jackson National Life Insurance Company
Statutory Statements of Cash Flow
(In thousands)

	Years Ended December 31,
	2024	2023	2022
Cash from operations:
Operating receipts:
Premiums and annuity considerations	$17,621,056	$13,259,779	$16,199,182
Net investment income	2,176,417	2,489,559	2,775,799
Other	7,049,735	6,118,652	6,134,568
Total cash received from operations	26,847,208	21,867,990	25,109,549
Operating disbursements:
Benefit payments	34,137,141	24,164,287	20,952,875
Commissions, general expenses and taxes	3,385,238	2,951,813	2,529,558
Net transfers to separate accounts	(15,658,543)	(6,861,123)	(3,906,152)
Federal income taxes	(20,811)	(22,120)	(11,679)
Total cash disbursed from operations	21,843,025	20,232,857	19,564,602
Net cash from operations	5,004,183	1,635,133	5,544,947
Cash from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	7,019,697	7,790,462	10,958,764
Stocks	327,270	239,491	44,234
Mortgage loans	1,789,952	2,077,633	1,682,161
Real estate	3,227	4,419	200
Limited partnerships and other invested assets	(4,656,407)	(1,555,962)	3,823,308
Total investment proceeds	4,483,739	8,556,043	16,508,667
Cost of investments acquired:
Bonds	2,906,947	2,828,856	7,850,163
Stocks	61,087	195,331	219,890
Mortgage loans	876,891	837,867	1,750,467
Real estate	3,926	2,263	1,800
Limited partnerships and other invested assets	991,756	2,352,696	4,362,433
Total investments acquired	4,840,607	6,217,013	14,184,753
Net (increase) decrease in policy loans	37,679	(18,278)	126,933
Net cash from (used in) investments	(319,189)	2,320,752	2,450,847
Cash from financing and miscellaneous sources:
Cash provided (applied):
Paid in surplus	(1,720,900)	(150,000)	(600,000)
Borrowed funds	444,961	244,961	(5,039)
Net deposits on deposit-type contracts	(421,247)	(1,143,229)	(113,792)
Dividends to stockholders	830,000	450,000	—
Other	(2,204,051)	(4,551,649)	(4,170,118)
Net cash used in financing and miscellaneous sources	(4,731,237)	(6,049,917)	(4,888,949)

Net change in cash, cash equivalents and short-term investments	(46,243)	(2,094,032)	3,106,845

Cash, cash equivalents and short-term investments at beginning of year	2,064,327	4,158,359	1,051,514

Cash, cash equivalents and short-term investments at end of year	$2,018,084	$2,064,327	$4,158,359

Cash flow information for non-cash transactions:
Debt and equity securities acquired from exchange transactions	$34,639	$446,817	$402,464
Debt and equity securities disposed from exchange transactions	$27,916	$437,006	$—
Transfer of debt securities for other invested assets	$—	$—	$104,427
Non-cash financial assets acquired from subsidiary	$—	$—	$80,370
Non-cash financial assets transferred to parent	$198,934	$—	$24,582
Non-cash financial assets transferred to subsidiary	$10,845	$8,156	$14,412
Non-cash financial assets transferred to separate account	$335,962	$222,116	$—
Non-cash financial assets transferred to affiliate	$419,003	$—	$—
Non-cash financial assets transferred from separate account	$251,749	$—	$—
See accompanying Notes to Statutory Financial Statements.

7

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

Note 1 - Organization

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is wholly owned by Jackson Financial Inc. (“Jackson Financial”). Jackson Financial was a majority-owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson Financial's demerger from Prudential was completed on September 13, 2021 ("Demerger"), and Jackson Financial is a stand-alone U.S. public company. Prudential retained an equity interest in Jackson Financial after the Demerger. As a result of sales subsequent to the Demerger, Prudential has no remaining equity interest in the Company as of June 30, 2023.

Jackson is licensed to sell group and individual annuity products (including immediate, fixed index, deferred fixed, variable, and registered index-linked annuities ("RILA")) and individual life insurance products in 49 states and the District of Columbia. Jackson also participates in the institutional products market through the issuance of guaranteed investment contracts (“GICs”), funding agreements and medium-term note funding agreements. There is no substantial doubt about the Company’s ability to continue as a going concern.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting practices prescribed or permitted by the Michigan Department of Insurance and Financial Services (“statutory”). Certain of these statutory accounting practices vary from U.S. generally accepted accounting principles (“GAAP”), including the following:

1.The costs related to acquiring business, principally commissions, bonus interest on certain products and certain policy issue and underwriting costs, are charged to income in the year incurred and, thus, are not capitalized and amortized over the periods benefited;

2.Recognition of the value of business acquired (“VOBA”) and goodwill is limited and is amortized over the life of the business acquired, up to ten years;

3.Assets must be included in the statement of admitted assets, liabilities, capital and surplus at "admitted asset value," with "non-admitted assets" excluded through a charge to surplus;

4.Bonds are generally carried at amortized cost and, for investments carried at fair value, changes in investment valuations are recorded in surplus (under GAAP, investments are generally carried at fair value, amortized cost for mortgage loans and policy loans, with changes in valuation recorded in other comprehensive income);

5.Investments in subsidiaries or companies where Jackson has a controlling interest or is the primary beneficiary of a variable interest entity are reported as investments, but are consolidated under GAAP;

6.Liabilities for the indexed portion of RILA contracts, as well as the assets supporting those liabilities, are included in separate accounts for statutory reporting;

7.Current expected credit losses (“CECL”) on certain financial assets are not recognized herein, but are required for GAAP;

8.A net deferred tax asset (“DTA”), for the tax effect of timing differences between book and tax assets and liabilities, is only reported as an admitted asset to the extent that it is realizable within three years and represents less than 15% of capital and surplus (adjusted to exclude any net DTAs, electronic data processing (“EDP”) equipment and operating system software and any net positive goodwill), subject to limits set by Statement of Statutory Accounting Principles (“SSAP”) No. 101, with the change in net deferred tax asset or liability being recorded directly to surplus;

9.For derivative instruments carried at fair value, changes in fair value are recorded directly to surplus (under GAAP, derivative instruments are carried at fair value with changes in fair value generally recorded in income);
8

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
10.Future policy benefit reserves for life insurance are based on statutory mortality and interest requirements without the consideration of withdrawals;

11.The Commissioners’ Annuity Reserve Valuation Method (“CARVM”) expense allowance associated with statutory reserving practices for deferred variable annuities held in the separate accounts is reported in the general account as a negative liability;

12.Reserve credits for reinsurance ceded are netted against the reserve liability, but are reported as assets under GAAP;

13.Surplus notes issued by the Company are recorded as surplus rather than as a liability under GAAP;

14.An asset valuation reserve (“AVR”) is established by a direct charge to surplus to offset future potential credit-related investment losses;

15.Realized gains and losses, net of tax, resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the approximate remaining life of the investment sold;

16.Gains or losses resulting from market value adjustments (“MVA”) on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA;

17.Premiums for any contract, including annuities, under which the Company assumes mortality or morbidity risk are recognized as revenues. Under GAAP, premiums for contracts under which the Company does not assume significant mortality or morbidity risk are generally accounted for as deposits to policyholders' accounts.

18.Net after tax gains on reinsurance transactions comprised of contracts in force at the date of the transaction are excluded from net income and recorded directly to surplus, and amortized into income as earnings emerge from the business reinsured;

19.Statements of cash flow are prepared under a prescribed format, which differs from the indirect format under GAAP; and

20.There is no presentation of comprehensive income.

The effects on the financial statements of the variances between statutory accounting practices and GAAP, although not reasonably determinable, are presumed to be material and pervasive.

Certain amounts in the 2023 and 2022 statutory financial statements have been reclassified to conform to the 2024 presentation.

The Department of Insurance and Financial Services (“DIFS”) recognizes statutory accounting practices prescribed or permitted by the state of Michigan for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under Michigan Insurance Law. The DIFS has adopted the National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) to the extent that the accounting practices, procedures, and reporting standards are not modified by the Michigan Insurance Code. The state of Michigan has adopted certain prescribed accounting practices that differ from those defined in NAIC SAP. The commissioner of insurance also has the right to permit other specific practices that deviate from prescribed practices.

Under Michigan law, the value of the book of business arising from the acquisition of a subsidiary or through reinsurance may be recognized as an admitted asset if certain criteria are met. In NAIC SAP, goodwill may be admitted in amounts not to exceed 10% of an insurer’s capital and surplus, as adjusted, and is eliminated in the event of a merger.
9

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
As a result of an acquisition accounted for as a statutory purchase in accordance with SSAP No. 68, the Company had goodwill attributed to the VOBA, with the remaining VOBA balance fully amortized as of August 31, 2022.

The Valuation of Life Insurance Policies Model Regulation (“Model 830”, also known as Regulation XXX), was effective for NAIC SAP in 2000. The state of Michigan did not permit Model 830 for reserve calculations until January 1, 2002. Thus, reserves for life business issued in calendar years 2000-2001 are not valued according to Model 830 and NAIC SAP, but rather, are valued under the prior method of the Standard Valuation Law, referred to as the ‘unitary’ method.

Actuarial Guideline XXXV (“Actuarial Guideline 35”) was adopted by the NAIC in December 1998. The purpose of Actuarial Guideline 35 is to interpret the standards for the valuation of statutory reserves for fixed index annuities. NAIC SAP requires application of Actuarial Guideline 35 for all fixed index annuities issued after December 31, 2000. Michigan law prescribes the valuation of fixed index annuities without consideration of Actuarial Guideline 35. As a result, and as demonstrated in the Company’s reconciliation of net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan below, Actuarial Guideline 35 is not reflected in the Company’s accounts as of December 31, 2024 and 2023.

Reconciliation to NAIC SAP
A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan is shown below (in millions):

	Years Ended December 31,
	2024	2023	2022

Net income (loss), as stated herein	$277.6	$(121.7)	$3,687.6
Adjustments - prescribed practices:
Valuation of Life Insurance Policies Model Regulation (XXX):
Decrease in aggregate reserves for life and accident
and health policies and contracts	0.4	0.4	0.8
Actuarial Guideline 35:
Decrease/(increase) in aggregate reserves for life and
accident and health policies and contracts	(16.1)	(11.1)	3.8
Amortization of value of business acquired	—	—	32.8
Prescribed practices adjustment	(15.7)	(10.7)	37.4
Tax effect of prescribed practice differences	—	—	—
Net income (loss), NAIC SAP	$261.9	$(132.4)	$3,725.0
10

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31,
	2024	2023

Statutory Capital and Surplus, as stated herein	$4,404.0	$4,652.6
Adjustments - prescribed practices:
Aggregate reserve for life policies and contracts
Valuation of Life Insurance Policies Model Regulation (XXX):
Reserve per Michigan basis	5.8	6.1
Reserve per NAIC SAP	15.2	16.0
Model Regulation (XXX) adjustment	(9.4)	(9.9)

Actuarial Guideline 35:
Reserve per Michigan basis	567.9	437.9
Reserve per NAIC SAP	621.4	475.2
Actuarial Guideline 35 adjustment	(53.5)	(37.3)
Tax effect of prescribed practice differences	0.2	2.6
Net impact of prescribed practices	(62.7)	(44.6)
Statutory capital and surplus, NAIC SAP	$4,341.3	$4,608.0

New and Pending Accounting Pronouncements
In August 2023, the NAIC adopted revisions to SSAP No. 26 - Bonds; SSAP No. 43 - Loan-Backed and Structured Securities; and other SSAPs (e.g., SSAP No. 21 - Other Admitted Assets, and SSAP No. 86 - Derivatives) to incorporate the principles-based bond definition into statutory accounting guidance and amend the accounting for certain asset-backed securities and investments not classified as bonds. In December 2023, SSAP No. 2 - Cash, Cash Equivalents, Drafts, and Short-Term Investments, was also revised to exclude certain securities from being reported as cash equivalents or short-term investments. In March 2024, the NAIC adopted revisions prescribing accounting guidance (measurement method) for all residual interests regardless of legal form. Collectively, these amendments are related to the NAIC Bond Project and became effective January 1, 2025. The Company adopted the amendments prospectively on January 1, 2025 and the adoption did not result in a material impact on the Company’s financial position or investment classifications.

Estimates
The preparation of the accompanying financial statements and notes requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions used in calculating policy reserves and liabilities, including, but not limited to mortality rates, policyholder behavior, expenses, investment returns, policy crediting rates and future hedging activity; 3) assumptions as to future earnings levels being sufficient to realize deferred tax benefits and whether or not certain deferred tax assets will reverse within three years; 4) estimates related to liabilities for lawsuits and establishment of liability for state guaranty fund assessments; and 5) assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors as deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Investments
Bonds, excluding loan-backed and structured securities, are stated at amortized cost except those with an NAIC designation of “6,” which are stated at the lower of amortized cost or fair value. Acquisition premiums and discounts are amortized into investment income through call or maturity dates using the effective interest method.
11

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
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Jackson recognizes an other-than-temporary impairment ("OTTI") for non-loan-backed securities when the Company does not expect full recovery of amortized cost. These impairment losses are recognized in net realized capital losses for the full difference between fair value and amortized cost.

Loan-backed and structured securities, hereafter collectively referred to as “loan-backed securities,” are also stated at amortized cost except those with an NAIC carry rating of “6,” which are carried at the lower of amortized cost or fair value. The retrospective adjustment method is used to value loan-backed securities where the collection of all contractual cash flows is probable. For loan-backed securities where the collection of all contractual cash flows is not probable, the Company:

•Recognizes the accretable yield over the life of the loan-backed security as determined at the acquisition or transaction date;
•Continues to estimate cash flows expected to be collected at least quarterly; and
•Recognizes an other-than-temporary impairment loss if the loan-backed security is impaired (i.e., the fair value is less than the amortized cost basis) and if the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected.

Investments are reduced to estimated fair value (discounted cash flows for loan-backed securities) for declines in value that are determined to be other-than-temporary. In determining whether an other-than-temporary impairment has occurred, the Company considers a security’s forecasted cash flows as well as the severity and duration of depressed fair values.

If the Company intends to sell an impaired loan-backed security or does not have the intent and ability to retain the impaired loan-backed security for a period of time sufficient to recover the amortized cost basis, an other-than-temporary impairment has occurred. In these situations, the other-than-temporary impairment loss recognized is the difference between the amortized cost basis and fair value. For loan-backed securities, the credit portion of the recognized loss is recorded to the AVR and the non-credit portion is recorded to the IMR. If the Company does not expect to recover the entire amortized cost basis when compared to the present value of cash flows expected to be collected, it cannot assert that it has the ability to recover the loan-backed security’s amortized cost basis even though it has no intent to sell and has the intent and ability to retain the loan-backed security. Therefore, an other-than-temporary impairment has occurred and a realized loss is recognized for the non-interest related decline, which is calculated as the difference between the loan-backed security’s amortized cost basis and the present value of cash flows expected to be collected. For situations where an other-than-temporary impairment is recognized, the previous amortized cost basis less the other-than-temporary impairment recognized as a realized loss becomes the new amortized cost basis of the loan-backed security. The new amortized cost basis is not adjusted for subsequent recoveries in fair value. Therefore, the prospective adjustment method is used for periods subsequent to other-than-temporary impairment loss recognition.

Unaffiliated common stocks are stated at fair value. The Company’s investments in subsidiaries are recorded based on the equity method. Insurance subsidiaries are reported at their audited statutory capital and surplus and non-insurance subsidiaries are carried at their audited equity as determined under GAAP. The Company has non-admitted $1.8 million of the unaudited equity of five subsidiaries in 2024. The Company had non-admitted $5.0 million of the unaudited equity of five subsidiaries in 2023. Included in common stocks is the Company’s 100% interest in the common stock of Jackson National Life Insurance Company of New York (“Jackson New York”). Jackson New York's financial statements are presented on the basis of accounting practices prescribed or permitted by the New York State Department of Financial Services. The State of New York has adopted certain prescribed practices that differ from those found in NAIC SAP:

•Reserves for fixed deferred annuities are valued under Continuous CARVM according to New York insurance law, rather than Curtate CARVM according to NAIC SAP.
•For variable annuity and RILA reserves, New York insurance law incorporates Valuation Manual-21 ("VM-21") but also includes an additional floor calculation. Jackson New York reserves are not valued solely under VM-21 according to NAIC SAP, but rather, are valued with the additional floor calculation according to New York insurance law.

12

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
•For payout business, New York insurance law requires an adapted version of Valuation Manual-22 ("VM-22") for purposes of defining minimum reserve standards, thus, reserves for payout business are not valued according to VM-22 as defined by the NAIC SAP, but rather, are valued per New York regulation.

The effect of the prescribed practices is an increase to income of $2.4 million and a decrease to surplus of $19.3 million. The risk based capital of Jackson New York would not have triggered a regulatory event had it not used these prescribed practices according to New York insurance law.

Preferred stocks are stated at cost, except those with an NAIC Securities Valuation Office rating of “4” to “6,” which are reported at the lower of cost or fair value.

Limited partnership interests, including limited liability company interests, are carried at fair value.

Distributions of earnings from these entities are recorded as investment income and unrealized gains and losses are credited or charged directly to surplus. Included in limited partnership interests was $79.4 million and $69.0 million at December 31, 2024 and 2023, respectively, of the Company’s 100% ownership of member interests in the following entities: Jackson National Asset Management, LLC, a registered investment advisor and transfer agent; and Jackson National Life Distributors, LLC, a registered broker-dealer. The Company has non-admitted its 100% ownership interests totaling $2.3 million and $17.9 million at December 31, 2024 and 2023, respectively, in Squire Reassurance Company LLC, a captive reinsurance company (dissolved as of June 2024); PGDS (US One), LLC, which provided certain services to Jackson and certain former affiliates; and Hermitage Management, LLC (“Hermitage”), which holds and manages certain real estate related investments.

The Company also acquires controlling ownership interests in companies through troubled debt restructuring arrangements. These investments are held for sale and are not operated as subsidiaries. These equity investments are carried at fair value.

Derivative instruments afforded hedge accounting treatment are accounted for in a manner consistent with the hedged items. Derivative instruments not afforded hedge accounting treatment are stated at fair value. See Note 5 for more information on derivative instruments. The Company generally does not account for derivative instruments as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed.

Cash and short-term investments, which primarily include high quality money market instruments, are carried at amortized cost. These investments have original maturities of twelve months or less, and are considered cash equivalents for reporting cash flow.

Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums, impairments and any allowance for loan losses.

On a periodic basis, Jackson assesses the mortgage loan portfolio for the need for an allowance for loan losses. In determining its allowance for loan losses, the Company evaluates each loan to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The allowance includes loan specific reserves for loans that are determined to be non-performing as a result of this loan review process. The loan specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest, or other value expected in lieu of loan principal and interest. This review contemplates a variety of factors which may include, but are not limited to, current economic conditions, the physical condition of the property, the financial condition of the borrower, and the near and long-term prospects for change in these conditions. Changes in the allowance for loan losses are recorded in surplus.

Separately, Jackson also reviews individual loans in the portfolio for impairment charge-off based on an assessment of the factors identified above. Impairments deemed other-than-temporary requiring charge-off are recorded initially against the established loan loss allowance if any, and, if necessary, any additional amounts are recorded as realized losses. As deemed necessary based on cash flow expectations and other factors, Jackson may place loans on non-accrual status. In this case, all cash received is applied against the carrying value of the loan.

13

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
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Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. Policy loans are carried at unpaid principal balances.

Real estate is carried at depreciated cost, net of encumbrances. Buildings are depreciated over their estimated useful life, up to 40 years.

Realized capital gains and losses are recorded at the date of sale and are calculated on a specific cost identification basis.

Life and Annuity Reserves
Aggregate reserves for life insurance policies are based on statutory mortality and interest requirements without consideration for withdrawals. With respect to ordinary policies, the mortality assumptions range from the American Experience Table to the 1980/2017 Commissioners’ Standard Ordinary Tables with interest assumptions ranging from 1.00% to 7.00%. With respect to older industrial policies, the mortality assumptions range from the American Experience Table to the 1961 Commissioners’ Standard Industrial Table with interest assumptions ranging from 2.50% to 6.00%. As of December 31, 2024 and 2023, 32% and 30%, respectively, of the life reserves were calculated on a net level reserve basis and 68% and 70%, respectively, were calculated on a modified reserve basis.

As it relates to VM-20, the Company meets the conditions for exemption under Subsection 1.G.2.b. of the Valuation Manual and filed the statement of exemption required by Subsection 1.G.1. of the Valuation Manual with the State of Michigan DIFS in a letter dated April 26, 2022. Because all conditions outlined in Subsection 1.G.1. have been met for continued use, all policies issued since 2022 are also covered by this statement of exemption and follow reserving standards mentioned above.

Reserves for variable annuity and RILA products and related guarantees are determined using Actuarial Guideline 43 and VM-21. Reserves are set equal to the stochastic reserve plus the additional standard projection amount. The stochastic reserve uses prudent estimate assumptions for items such as expenses, mortality and policyholder behavior, as well as “real world” stochastically generated equity and interest rate scenarios. The additional standard projection amount is based on assumptions prescribed by the regulation. Both the additional standard projection amount and stochastic reserve are adjusted to reflect the impact of hedge instruments owned on the valuation date, and the stochastic reserve is adjusted to reflect future assumed hedging activity.

As previously described in Note 1, Michigan law prescribes the valuation of fixed index annuities without consideration of Actuarial Guideline 35.

The majority of all other annuity reserves and GIC deposits are established with an interest rate assumption ranging from 2.25% to 8.75% and are carried at the greater of the cash surrender value or the greatest present value of the guaranteed benefits discounted at statutory valuation interest rates.

Jackson and Jackson National Life Global Funding have established a $27.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The liability for the outstanding balances at December 31, 2024 and 2023 totaled $6.0 billion and $5.7 billion, respectively, and these liabilities are included in liability for deposit-type contracts. Issued instruments representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps.

Jackson is a member of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI and held in the general account.

14

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Short-term debt is generally used for liquidity and long-term debt is used to fund qualifying construction projects. Debt is reported in borrowed money in the financial statements. Funding agreements are reported in liability for deposit-type contracts in the financial statements. The Company calculated the maximum borrowing capacity in accordance with current FHLB capital stock and limitations in the FHLB credit policy. Short-term debt and funding agreements are subject to prepayment obligations.

The following table summarizes the amount of FHLB capital stock held in aggregate and classified as follows (in thousands):

	December 31,
	2024	2023
Membership Stock - Class A	$—	$—
Membership Stock - Class B	$5,000	$5,000
Activity Stock	$115,785	$96,338
Excess Stock	$6,583	$6,680
Aggregate Total	$127,368	$108,019

Actual or estimated borrowing capacity as determined by the insurer	$2,830,411	$2,400,413

Membership Stock eligible and not eligible for redemption are as follows (in thousands):

			Eligible for Redemption
		Not Eligible	Less	6 Months	1 to Less
Membership	Current Year	For	Than	to Less Than	Than	3 to 5
Stock	Total	Redemption	6 Months	1 Year	3 Years	Years
Class A	$—	$—	$—	$—	$—	$—
Class B	$5,000	$—	$—	$—	$—	$5,000
Total Stock	$5,000	$—	$—	$—	$—	$5,000

The amount of collateral pledged to the FHLB are as follows (in thousands):

Collateral Pledged to FHLB
	Fair Value	Carrying Value	Aggregate Total Borrowing
December 31, 2024	$4,006,833	$4,316,724	$2,684,120
December 31, 2023	$3,284,330	$3,525,096	$2,251,959

Maximum Amount Pledged During Reporting Period
			Aggregate Total
	Fair Value	Carrying Value	Borrowing
Period ended December 31, 2024	$4,006,833	$4,316,724	$2,684,120
Period ended December 31, 2023	$4,030,626	$4,350,767	$2,807,974

15

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Aggregate amount of borrowings from the FHLB were as follows (in thousands):

	General Account	Funding Agreements Reserves Established
December 31, 2024
Debt
Short-term	$700,000	XXX
Long-term	$52,145	XXX
Funding Agreements	$1,931,975	$1,931,975
Aggregate Total	$2,684,120	$1,931,975

December 31, 2023
Debt
Short-term	$250,000	XXX
Long-term	$57,184	XXX
Funding Agreements	$1,944,775	$1,944,775
Aggregate Total	$2,251,959	$1,944,775

The maximum amount borrowed during the reporting period was as follows (in thousands):

General Account
Debt	$752,145
Funding Agreements	1,931,975
Aggregate Total	$2,684,120

Interest Maintenance Reserve
The Company is required to maintain an IMR, which is a reserve for the net, after tax, accumulated unamortized realized gains and losses on sales of fixed income investments primarily attributable to changes in interest rates. Net realized gains and losses charged or credited to the IMR are amortized into investment income over the approximate remaining life of the investment sold using the grouped method.

Gains or losses resulting from MVA on policies and contracts backed by assets that are valued at book/adjusted carrying value are deferred in the IMR and amortized in a manner consistent with the determination of the MVA using the grouped method.

Realized gains and losses included in IMR on sales of fixed income investments subject to a funds withheld arrangement are released from the IMR and transferred to the liability for funds held under coinsurance with no impact to income.

16

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following table provides the adjusted capital and surplus as of the most recently filed statement, the amount of net negative (disallowed) IMR in aggregate and allocated between the general account, insulated separate accounts and non-insulated separate accounts, and the percentage of adjusted capital and surplus for which the admitted net negative (disallowed) IMR represents (in thousands):

(1)	Net negative (disallowed) IMR

		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2024	$344,022	$341,903	$—	$2,119
	2023	$258,532	$252,977	$—	$5,555

(2)	Negative (disallowed) IMR admitted
		Total	General Account	Insulated Separate Account	Non-Insulated Separate Account
	2024	$328,926	$328,926	$—	$—
	2023	$258,532	$252,977	$—	$5,555

(3)	Calculated adjusted capital and surplus	Total
		2024	2023
	Prior Period General Account Capital & Surplus From 9/30/2024 SAP Financials	$4,154,150	$3,988,895
	Net Positive Goodwill (admitted)	—	—
	EDP Equipment & Operating System Software (admitted)	3,038	248
	Net DTAs (admitted)	541,449	520,698
	Net Negative (disallowed) IMR (admitted)	320,407	—
	Adjusted Capital & Surplus	$3,289,256	$3,467,949

(4)	Percentage of adjusted capital and surplus	Total
		2024	2023
	Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital surplus	10.0%	7.5%

The Company allocated gains and losses to IMR from derivatives that were reported at fair value prior to the termination of the derivatives. The balances in IMR from these derivatives were unamortized gains of $43.9 million and $93.2 million and unamortized losses of $294.2 million and $384.9 million at December 31, 2024 and 2023, respectively.

Fixed income investments generating IMR losses comply with the Company's documented investment or liability management policies. Any deviation was either because of a temporary and transitory timing issue or related to a specific event that mechanically made the cause of IMR losses not reflective of reinvestment activities.

IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with the Company's derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination. Asset sales were not compelled by liquidity pressures.

17

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Asset Valuation Reserve
The Company is required to maintain an AVR, which is computed in accordance with a formula prescribed by the NAIC and represents a provision for potential credit-related investment losses. Changes in the AVR are recorded directly to surplus.

Revenue and Expense Recognition
Premiums for traditional life insurance are recognized as revenue when due. Annuity considerations are recognized as revenue when collected. Premiums for GICs and deposit-type contracts are recorded directly to policy reserves. Interest credited to deposit-type contracts are recorded as an expense in the statement of operations when earned. Payments that represent a return of policyholder balances are not recorded as expenses. To the extent such payments differ from the recorded reserve, the difference is recorded in the statement of operations as a benefit expense. Fee income is recognized as revenue when earned. Commission and expense allowances, which are commission and expense reimbursements related to reinsurance ceded to other companies, are recognized as revenue when due. The CARVM allowance represents the excess of separate account contract values over statutory separate account reserves for variable annuities and variable life and is reported in accrued transfers to separate accounts. Benefits, claims and expenses (including the change in CARVM allowance) are recognized when incurred. Commissions, general expenses, and taxes, licenses and fees, including costs of acquiring new business, are charged to operations as incurred.

Investment Income
Income due and accrued was excluded from surplus on the following basis:

Bonds - securities in default and otherwise where collection is uncertain.

Mortgage loans - loans in foreclosure deemed in default, delinquent for greater than one year or where collection of interest is uncertain.

Real estate - properties where rent is in arrears for more than three months.
Income due and accrued on investments where collection is not likely has been excluded from net investment income. For the years ended December 31, 2024, 2023, and 2022, the amounts excluded from investment income were $1.1 million, $0.9 million, and $0.1 million, respectively.

The following table provides the gross, nonadmitted and admitted amounts for interest income due and accrued (in thousands):

Interest Income Due and Accrued	Amount
1. Gross	$570,830
2. Nonadmitted	$1,057
3. Admitted	$569,773

At December 31, 2024 and 2023, the Company had $363 thousand and $31 thousand, respectively in aggregate deferred interest.

At December 31, 2024, 2023, and 2022, the Company had $17.4 million, $10.0 million, and $2.8 million cumulative amounts of paid-in-kind interest, respectively.
Furniture and Equipment
Furniture and equipment are carried at cost less accumulated depreciation, which is charged to operations on a straight-line basis over the estimated useful lives of the related assets. Furniture and EDP equipment and software are depreciated over three to seven years. Furniture and equipment, except for certain EDP equipment and software reported in other admitted assets, is non-admitted. Depreciation expense on admitted assets totaled $1.2 million, $0.2 million, and $0.5 million for 2024, 2023, and 2022, respectively, while depreciation expense on non-admitted assets totaled $14.7 million, $14.4 million, and $15.4 million in 2024, 2023, and 2022, respectively.
18

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Federal Income Taxes
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense is based on financial reporting income or loss adjusted for certain differences, which are the result of dissimilar financial reporting and tax basis accounting methods, and the corporate alternative minimum tax. A net DTA, for the tax effect of timing differences between financial reporting and the tax basis of assets and liabilities, is allowed to be reported as an admitted asset only to the extent that it is realizable within three years up to 15% of capital and surplus (adjusted to exclude any net DTAs, EDP equipment and operating system software and any net positive goodwill), with the change in net deferred tax asset or liability being recorded directly to surplus. See Note 8 - Federal Income Taxes, for additional information on these accounting policies.

Non-admitted Assets
Certain assets designated as "non-admitted assets" (principally net deferred tax assets not realizable within three years, agents' debit balances, furniture, equipment, computer software, prepaid expenses, certain other receivables, and investments in certain common stocks and limited liability corporations) have been excluded from the statutory statements of admitted assets, liabilities, capital and surplus by a direct charge to surplus.

Separate Account Assets and Liabilities
The assets and liabilities associated with variable life and annuity contracts, which aggregated $212.0 billion and $203.6 billion at December 31, 2024 and 2023, respectively, are segregated in insulated separate accounts. The Company receives fees for assuming mortality and certain expense risks and for providing guaranteed benefits under the variable annuity contracts. These fees are recorded as earned.

The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the non-guaranteed, insulated Jackson National Separate Account – II and aggregated $208.3 million and $198.1 million at December 31, 2024 and 2023, respectively.

The assets and liabilities associated with RILA are allocated to a non-insulated separate account and aggregated $9.4 billion and $4.7 billion at December 31, 2024 and 2023, respectively.

Value of Business Acquired
The VOBA relates to the acquisition of Reassure America Life Insurance Company (“REALIC”) in 2012. In 2022, the Company recorded amortization expense of $32.8 million resulting in the complete amortization of the VOBA. As a result, the Company did not record amortization expense in 2024 and 2023.

Subsequent Events
The Company has evaluated events through March 21, 2025, which is the date the financial statements were available to be issued.

Note 3 - Fair Value of Financial Instruments

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include government securities and exchange traded equity securities and derivative instruments.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are priced using observable inputs and freestanding derivative instruments that are priced using models with observable market inputs are included in Level 2.

19

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 includes limited partnership interests and less liquid securities such as certain highly structured or lower quality asset-backed securities. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine the fair values of the financial instruments.

Bonds and Equity Securities
The fair values for bonds and equity securities are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding and are classified as Level 3.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

20

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2024 and 2023, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services are classified into Level 2 due to their use of market observable inputs.

At December 31, 2024 and 2023, bonds valued internally, including matrix-priced securities, had a book/adjusted carrying value of $5.5 billion and $6.6 billion, respectively, and an estimated fair value of $5.0 billion and $6.0 billion at 2024 and 2023, respectively.

Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent on the underlying property, fair value is the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Mortgage loans held under the funds withheld reinsurance agreement are valued using third-party pricing services, which may use economic inputs, geographical information, and property specific assumptions in deriving the fair value price. The Company reviews the valuations from these pricing providers to ensure they are reasonable. Due to lack of observable inputs, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.
21

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Derivative Instruments
Fair values for derivatives priced using valuation models incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Derivative instruments classified as Level 1 include futures, which are traded on active exchanges.

Derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, cross currency total return swaps, cross currency forwards, credit default swaps, put swaptions and equity index call and put options, and bond forwards. The derivative valuations are determined by third party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.

Derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Limited Partnership Interests
Fair values for limited partnership interests, which are included in other invested assets, are generally determined using the proportion of the Company's investment in the value of the net assets of each fund (“NAV equivalent”) as a practical expedient for fair value, and generally, are recorded on a three-month lag. No material adjustments were deemed necessary at December 31, 2024 or 2023.
The Company’s limited partnership interests are not redeemable, and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value rather than the practical expedient. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

In cases when a limited partnership’s financial statements are unavailable and a NAV equivalent is not available or practical, the fair value may be based on an internally developed model or provided by the general partner as determined using private transactions, information obtained from the primary co-investor or underlying company, or financial metrics provided by the lead sponsor. These investments are classified as Level 3 in the fair value hierarchy.

Separate Account Assets
For the insulated separate account, assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets. For the non-insulated separate account, assets include bonds (refer to fair value discussion above), commercial mortgage loans and cash equivalents.
Annuity Reserves
Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates. Fair values for RILA are allocated between the separate and general accounts in accordance with admitted reserves.

Reserves for Guaranteed Investment Contracts
Fair value is based on the present value of future cash flows discounted at current market interest rates.

Payable for Securities Lending
The Company’s payable for securities lending is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Funds Held Under Reinsurance Treaties
The fair value of the funds held is equal to the fair value of the assets held as collateral, which primarily consist of policy loans, debt securities, and mortgage loans.
22

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Repurchase Agreements
Carrying value of the Company’s repurchase agreements is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Separate Account Liabilities
For the insulated separate account, separate account liabilities are carried at the fair value of the separate account assets, which are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and, are categorized as Level 2. For the non-insulated separate account, fair values for RILA are determined using projected future cash flows discounted at current market interest rates and are allocated between the separate and general accounts in accordance with admitted reserves.

Debt
Carrying value of the short-term borrowings is considered a reasonable estimate for fair value due to their short-term maturity. Fair value of surplus notes is based on the present value of future cash flows discounted at current market interest rates.

Fair Value Measurements at Reporting Date
The following tables provide information about the Company’s financial assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

	December 31, 2024
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Bonds:
Corporate	$—	$1,831	$947	$—	$2,778
Residential mortgage-backed securities	—	14	—	—	14
Preferred stock	—	149,141	—	—	149,141
Common stock	127,381	28,566	1,136	—	157,083
Subtotal	127,381	179,552	2,083	—	309,016
Limited partnership interests	—	—	10,147	2,212,228	2,222,375
Other invested assets	—	—	30,473	—	30,473
Derivatives	—	(63,384)	—	—	(63,384)
Separate account assets	—	212,215,798	—	—	212,215,798
Total assets at fair value	$127,381	$212,331,966	$42,703	$2,212,228	$214,714,278

23

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2023
				Net Asset
	Level 1	Level 2	Level 3	Value (NAV)	Total
Assets at fair value:
Bonds:
Corporate	$—	$2,036	$947	$—	$2,983
Residential mortgage-backed securities	—	15	—	—	15
Other asset-backed securities	—	1,306	—	—	1,306
Preferred stock	—	172,812	—	—	172,812
Common stock	290,064	93,094	1,129	—	384,287
Subtotal	290,064	269,263	2,076	—	561,403
Limited partnership interests	—	—	7,278	1,939,235	1,946,513
Other invested assets	—	—	8,398	—	8,398
Derivatives	—	84,816	—	—	84,816
Separate account assets	—	203,784,653	—	—	203,784,653
Total assets at fair value	$290,064	$204,138,732	$17,752	$1,939,235	$206,385,783

Liabilities at fair value:
Derivatives	$—	$904,691	$—	$—	$904,691
Total liabilities at fair value	$—	$904,691	$—	$—	$904,691
During 2023, management determined that the fair value measurements for certain bonds and other invested assets, primarily comprised of asset-backed and other debt securities included in funds withheld accounts, which were classified as Level 2 measurements within the fair value hierarchy in prior reporting periods, should be classified as Level 3 fair value measurements. The fair value of these securities is primarily obtained from external sources which may use unobservable inputs, proprietary inputs and models, or inputs or values that cannot be corroborated by market transactions, and should be classified as externally priced Level 3 fair value measurements. In 2023, securities totaling $1,345.0 million were reclassified as Level 3, which is disclosed in the Aggregate Fair Value of the Company’s Financial Instruments table. Included in this amount is $24.9 million of assets carried at fair value, which is included in the Fair Value Measurements table and disclosed as “transfers in Level 3” on the Changes in Level 3 Assets Measured at Fair Value table. The change in classification did not change the fair value of these securities and did not impact the Statutory Financial Statements.

24

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Changes in Level 3 Assets Measured at Fair Value
The following tables summarize the changes in assets measured at fair value classified in Level 3 (in thousands). Gains and losses reported in these tables may include changes in fair value that are attributable to both observable and unobservable inputs.

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2024	Level 3	Level 3	income	surplus	settlements	2024
Assets
Corporate bonds	$947	$—	$—	$—	$—	$—	$947
Common stock	1,129	—	—	—	7	—	1,136
Limited partnerships	7,278	—	—	—	2,869	—	10,147
Other invested assets	8,398	24,554	(8,398)	—	(2,768)	8,687	30,473

				Total gains		Purchases,
	Balance			and (losses)	Total gains	issuances,	Balance
	as of	Transfers	Transfers	included in	and (losses)	sales	as of
	January 1,	in	out	net	included in	and	December 31,
	2023	Level 3	Level 3	income	surplus	settlements	2023
Assets
Corporate bonds	$—	$947	$—	$—	$—	$—	$947
Common stock	953	—	(2)	—	178	—	1,129
Limited partnerships	14,375	—	(8,455)	—	1,358	—	7,278
Other invested assets	—	24,915	(16,197)	—	514	(834)	8,398

The components of the amounts included in purchases, sales, issuances and settlements shown above are as follows (in thousands):

	December 31, 2024
	Purchases	Sales	Issuances	Settlements	Total
Assets
Other invested assets	$10,334	$(1,647)	$—	$—	$8,687
Total	$10,334	$(1,647)	$—	$—	$8,687

	December 31, 2023
Assets
Other invested assets	$—	$(834)	$—	$—	$(834)
Total	$—	$(834)	$—	$—	$(834)

For both of the years ended December 31, 2024 and 2023, other invested assets with a fair value of nil were transferred into Level 3 related to investments that no longer use NAV as a practical expedient for fair value.

25

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Aggregate Fair Value of the Company’s Financial Instruments
The following tables detail the aggregate fair value of the Company’s financial instruments (in thousands):

December 31, 2024
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$29,057,718	$33,162,492	$2,563,134	$25,657,792	$836,792	$—
Preferred stock	149,258	149,164	—	149,258	—	—
Common stock	157,083	157,083	127,381	28,566	1,136	—
Mortgage loans	8,646,717	9,329,026	—	—	8,646,717	—
Cash and cash equivalents	1,965,198	1,964,737	1,965,198	—	—	—
Short-term investments	53,365	53,347	50,193	—	3,172	—
Policy loans	4,203,690	4,203,690	—	—	4,203,690	—
Derivatives	(63,384)	(63,384)	—	(63,384)	—	—
Limited partnership interests	2,222,375	2,212,228	—	—	10,147	2,212,228
Other invested assets	181,787	234,203	—	151,314	30,473	—
Securities lending assets	12,767	12,767	12,767	—	—	—
Separate account assets	221,505,865	221,589,231	—	221,505,865	—	—
Total assets at fair value	$268,092,439	$273,004,584	$4,718,673	$247,429,411	$13,732,127	$2,212,228

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$16,148,488	$14,295,473	$—	$131,330	$16,017,158	$—
Liability for deposit-type contracts	8,562,670	8,940,589	—	—	8,562,670	—
Payable for securities lending	12,767	12,767	—	12,767	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	3,665,682	3,666,057	—	—	3,665,682	—
Funds held under coinsurance	13,423,703	15,697,595	—	—	13,423,703	—
Separate account liabilities	222,079,702	221,589,231	—	222,079,702	—	—
Repurchase agreements	1,540,396	1,540,396	—	1,540,396	—	—
Borrowed money and interest thereon	752,432	752,432	—	752,432	—	—
Total liabilities at fair value	$266,185,840	$266,494,540	$—	$224,516,627	$41,669,213	$—
(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

26

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31, 2023
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	NAV
Assets at fair value:
Bonds	$34,250,549	$38,257,780	$3,432,736	$29,624,623	$1,193,190	$—
Preferred stock	172,812	172,812	—	172,812	—	—
Common stock	384,287	384,287	290,064	93,094	1,129	—
Mortgage loans	9,547,811	10,278,312	—	—	9,547,811	—
Cash and cash equivalents	945,915	945,915	945,915	—	—	—
Short-term investments	1,118,835	1,118,412	841,967	276,868	—	—
Policy loans	4,241,716	4,241,716	—	—	4,241,716	—
Derivatives	84,816	84,816	—	84,816	—	—
Limited partnership interests	1,946,513	1,981,198	—	—	7,278	1,939,235
Other invested assets	34,685	32,906	—	—	34,685	—
Securities lending assets	13,050	13,050	13,050	—	—	—
Separate account assets	208,478,267	208,449,179	—	208,478,267	—	—
Total assets at fair value	$261,219,256	$265,960,383	$5,523,732	$238,730,480	$15,025,809	$1,939,235

Liabilities at fair value:
Reserves for life insurance and annuities (1)	$15,890,306	$14,339,825	$—	$73,517	$15,816,789	$—
Liability for deposit-type contracts	8,592,897	9,011,732	—	—	8,592,897	—
Payable for securities lending	13,050	13,050	—	13,050	—	—
Funds held under reinsurance treaties with unauthorized reinsurers	3,625,564	3,628,585	—	—	3,625,564	—
Funds held under coinsurance	16,606,120	18,856,107	—	—	16,606,120	—
Separate account liabilities	208,479,580	208,449,179	—	208,479,580	—	—
Derivatives	904,691	904,691	—	904,691	—	—
Borrowed money and interest thereon	307,618	307,618	—	307,618	—	—
Total liabilities at fair value	$254,419,826	$255,510,787	$—	$209,778,456	$44,641,370	$—

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

There were no financial instruments for which it was not practicable to estimate fair value.

Note 4 - Investments

Investments are comprised primarily of debt securities and mortgage loans. Debt securities primarily include publicly traded industrial, loan-backed, utility and government bonds. Loan-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive annuity contracts, life insurance products and GICs on which it has committed to pay a declared rate of interest. The Company’s strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

With the Company’s primarily fixed-rate securities portfolio, it is exposed to interest rate risk, which is the risk that interest rates will change and cause a change in the value of its investments. Additionally, changes in interest rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for surrenders in early policy years, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

27

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Assets withheld by the Company related to funds withheld coinsurance are included on the balance sheet and within the respective footnotes; however, the economic risk of these assets is borne by the reinsurance company. In addition, the reinsurance company is required to provide additional assets should the value of assets fall below the respective liability values. The following table summarizes the types of assets held under funds withheld coinsurance arrangements (in thousands):

	December 31,
	2024	2023
Government	$670,838	$848,440
Special revenue	68,078	25,373
Industrial and miscellaneous	8,783,258	9,671,764
Residential mortgage-backed	115,224	138,430
Commercial mortgage-backed	288,704	404,806
Other asset-backed	1,402,266	2,801,727
Debt Securities*	11,328,368	13,890,540
Common stocks	186	178
Preferred stocks	125,057	150,870
Equity securities	125,243	151,048
Limited partnerships	763,249	709,494
Other invested assets	172,572	—
Commercial mortgage loans	2,195,170	2,569,815
Residential mortgage loans	888,822	1,012,728
Mortgage loans	3,083,992	3,582,543
Policy loans	3,501,298	3,470,648
Cross currency swaps	17,470	13,288
Cross currency forwards	27,983	1,706
Derivative instruments, net	45,453	14,994
Cash, cash equivalents and short-term	233,717	549,005
Accrued investment income	116,947	147,890
Other assets and liabilities, net	(7,187)	(31,470)
Total funds withheld assets	$19,363,652	$22,484,692

*2024 includes $99.0 million of debt securities which are included in cash, cash equivalents and short-term on the balance sheet to be consistent with the following debt securities table.

28

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Debt Securities, Common and Preferred Stock
Cost or amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of the Company's debt securities and unaffiliated equity investments are as follows (in thousands):

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value
Governments	$5,919,657	$4,581	$1,098,616	$4,825,622	$5,919,027
Special revenue and special assessment	120,873	507	10,523	110,857	120,873
Industrial and miscellaneous	23,900,086	108,109	2,939,882	21,068,313	23,816,884
Residential mortgage-backed	295,454	25,967	30,205	291,216	294,853
Commercial mortgage-backed	1,326,874	2,013	87,547	1,241,340	1,326,874
Other asset-backed	2,991,972	3,399	183,839	2,811,532	2,974,664
Total debt securities	34,554,916	144,576	4,350,612	30,348,880	34,453,175
Common and preferred stock	328,335	4,828	26,822	306,341	306,247
Total securities	$34,883,251	$149,404	$4,377,434	$30,655,221	$34,759,422

Total debt securities are reported on the balance sheet as:

Bonds					$33,162,492
Cash, cash equivalents and short-term investments					$1,290,683
					$34,453,175

	Cost or	Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value
Governments	$6,493,828	$22,843	$966,706	$5,549,965	$6,493,804
Special revenue and special assessment	133,131	379	9,002	124,508	133,131
Industrial and miscellaneous	26,689,280	190,367	2,857,844	24,021,803	26,647,901
Residential mortgage-backed	357,560	25,959	33,510	350,009	357,340
Commercial mortgage-backed	1,376,755	432	137,822	1,239,365	1,376,755
Other asset-backed	4,382,641	3,017	301,924	4,083,734	4,367,261
Total debt securities	39,433,195	242,997	4,306,808	35,369,384	39,376,192
Common and preferred stock	593,764	2,784	39,449	557,099	557,099
Total securities	$40,026,959	$245,781	$4,346,257	$35,926,483	$39,933,291

Total debt securities are reported on the balance sheet as:

Bonds					$38,257,780
Cash, cash equivalents and short-term investments					$1,118,412
					$39,376,192

29

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The amount of gross unrealized losses and the associated estimated fair value of debt securities and stocks (excluding wholly-owned subsidiaries) are as follows (in thousands):

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2024	Losses	Value	Losses	Value	Losses	Value
Governments	$14,093	$400,269	$1,084,523	$2,823,437	$1,098,616	$3,223,706
Special revenue	71	8,498	10,452	90,267	10,523	98,765
Industrial and miscellaneous	86,548	2,869,737	2,853,334	15,563,339	2,939,882	18,433,076
Residential mortgage-backed	1,067	66,157	29,138	152,375	30,205	218,532
Commercial mortgage-backed	12,040	154,259	75,507	901,187	87,547	1,055,446
Other asset-backed	5,014	349,691	178,825	1,551,827	183,839	1,901,518
Total debt securities	118,833	3,848,611	4,231,779	21,082,432	4,350,612	24,931,043
Common and preferred stock	750	20,261	26,072	128,283	26,822	148,544
Total temporarily impaired
securities	$119,583	$3,868,872	$4,257,851	$21,210,715	$4,377,434	$25,079,587

	Less than 12 months		12 months or longer		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
December 31, 2023	Losses	Value	Losses	Value	Losses	Value
Governments	$61,969	$607,028	$904,737	$3,497,944	$966,706	$4,104,972
Special revenue	10	5,666	8,992	105,429	9,002	111,095
Industrial and miscellaneous	31,120	1,035,398	2,826,724	19,462,684	2,857,844	20,498,082
Residential mortgage-backed	866	38,413	32,644	217,683	33,510	256,096
Commercial mortgage-backed	211	11,593	137,611	1,194,753	137,822	1,206,346
Other asset-backed	26,210	554,923	275,714	3,108,100	301,924	3,663,023
Total debt securities	120,386	2,253,021	4,186,422	27,586,593	4,306,808	29,839,614
Common and preferred stock	9,165	90,897	30,284	123,412	39,449	214,309
Total temporarily impaired
securities	$129,551	$2,343,918	$4,216,706	$27,710,005	$4,346,257	$30,053,923

Debt securities include investments in mortgage-backed securities, which are collateralized by residential mortgage loans (“RMBS”) and are neither explicitly nor implicitly guaranteed by U.S. government agencies. The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2024	Cost	Gains	Losses	Value	Value

Prime	$94,843	$2,199	$13,994	$83,048	$94,554
Alt-A	28,586	18,888	1,754	45,720	28,274
Subprime	3,125	4,440	19	7,546	3,125
Total non-agency RMBS	$126,554	$25,527	$15,767	$136,314	$125,953

		Gross	Gross	Estimated	Book/Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
December 31, 2023	Cost	Gains	Losses	Value	Value

Prime	$148,373	$1,856	$18,131	$132,098	$148,153
Alt-A	37,036	17,914	2,649	52,301	37,036
Subprime	4,692	4,297	114	8,875	4,692
Total non-agency RMBS	$190,101	$24,067	$20,894	$193,274	$189,881

30

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company defines its exposure to non-agency RMBS as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 660 or lower. 75% of the Company’s investments in Alt-A related mortgage-backed securities and 100% of the Company’s investments in subprime related mortgage-backed securities are rated investment grade by the NAIC.

Debt securities also include investments in securities, which are collateralized by commercial mortgage loans (“CMBS”). The carrying value and estimated fair value of the Company’s investment in CMBS are $1.3 billion and $1.2 billion, respectively, at December 31, 2024. Of these investments, 98% are rated investment grade by the NAIC.

Corporate securities include direct investments in below investment grade syndicated bank loans. Unlike most corporate debentures, syndicated bank loans are collateralized by specific tangible assets of the borrowers. As such, investors in these securities that become impaired have historically experienced less severe losses than corporate bonds. At December 31, 2024, the carrying value and estimated fair value of the Company’s direct investments in bank loans are $34.3 million and $32.8 million, respectively.

At December 31, 2024, of the total carrying value for bonds in an unrealized loss position, 98% were investment grade and 2% were below investment grade based on NAIC designation. Unrealized losses on bonds that were below investment grade comprised approximately 1% of the aggregate gross unrealized losses on debt securities.

Corporate bonds in an unrealized loss position were diversified across industries. As of December 31, 2024, the industries comprising the larger proportion of unrealized losses included utilities (18% of corporate bonds gross unrealized losses) and healthcare (12%). The largest unrealized loss related to a single corporate obligor was $60.7 million at December 31, 2024.

The amortized cost, gross unrealized gains and losses, estimated fair value and book/adjusted carrying value of debt securities at December 31, 2024, by contractual maturity, are shown below (in thousands). Actual maturities may differ from contractual maturities where securities can be called or pre-paid with or without early redemption penalties.

					Book/
		Gross	Gross	Estimated	Adjusted
	Amortized	Unrealized	Unrealized	Fair	Carrying
Maturity distribution	Cost	Gains	Losses	Value	Value

Due in 1 year or less	$2,721,975	$1,142	$8,436	$2,714,681	$2,721,596
Due after 1 year through 5 years	6,441,363	23,365	223,877	6,240,851	6,422,135
Due after 5 years through 10 years	7,430,641	38,545	750,315	6,718,871	7,383,971
Due after 10 years through 20 years	7,622,660	49,250	1,392,745	6,279,165	7,606,733
Due after 20 years	5,723,977	895	1,673,648	4,051,224	5,722,349
Residential mortgage-backed	295,454	25,967	30,205	291,216	294,853
Commercial mortgage-backed	1,326,874	2,013	87,547	1,241,340	1,326,874
Other asset-backed	2,991,972	3,399	183,839	2,811,532	2,974,664
Total debt securities	$34,554,916	$144,576	$4,350,612	$30,348,880	$34,453,175

Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Other than as discussed below for certain loan-backed securities, resultant adjustments to carrying values are included in investment income using the retrospective method. Prepayment assumptions for loan-backed securities were obtained from independent providers of broker-dealer estimates.

31

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
With regard to certain loan-backed securities deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The book/adjusted carrying value of securities changing from the retrospective to the prospective methodology in 2024 and 2023 was $77.5 million and $25.6 million, respectively.

Debt securities are classified into six NAIC quality categories. These categories range from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated Classes 1 - 5. Securities in or near default are designated Class 6. Securities designated as Class 3, 4, 5, and 6 are non-investment grade securities. If a designation is not currently available from the NAIC, the Company’s investment advisor provides the designation. At December 31, 2024, the Company’s investment advisor provided the designation for debt securities with carrying values and estimated fair values of $445.7 million and $413.4 million, respectively.

The NAIC approved guidance to adjust the ratings (NAIC 1 through NAIC 6) for CMBS, RMBS and certain asset-backed securities. For CMBS and RMBS, the guidance replaces nationally recognized statistical rating organizations (“NRSRO”) ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from models developed by an independent third party contracted by the NAIC. For certain asset-backed securities, the guidance replaces NRSRO ratings with a two-step process based upon the book and/or carrying values of each security and prices derived from generic models. This method acknowledges that securities which have a lower comparative carrying value would have a lower risk of further loss and, therefore, a higher rating.

The Company's debt securities by NAIC designation are as follows at December 31, 2024 (in thousands):

		Gross	Gross	Estimated	Book/Adjusted
Quality category per	Amortized	Unrealized	Unrealized	Fair	Carrying
NAIC designation	Cost	Gains	Losses	Value	Value

Class 1	$20,801,227	$89,259	$2,716,726	$18,173,760	$20,740,418
Class 2	13,185,450	52,915	1,592,683	11,645,682	13,145,473
Class 3	500,070	1,853	33,834	468,089	500,070
Class 4	50,864	296	3,897	47,263	50,864
Class 5	12,697	65	2,517	10,245	12,697
Class 6	4,608	188	955	3,841	3,653
Total debt securities	$34,554,916	$144,576	$4,350,612	$30,348,880	$34,453,175
The book/adjusted carrying value and fair value of debt securities in default that were anticipated to be income producing when purchased were $1.9 million and $2.1 million at December 31, 2024, respectively, and $3.2 million and $3.4 million at December 31, 2023, respectively. The book/adjusted carrying value and fair value of debt securities in default that were non-income producing for the 12 months preceding December 31, 2024 were $1.3 million and $1.3 million, respectively. There were no debt securities that were non-income producing for the 12 months preceding December 31, 2023.

Debt securities with a book/adjusted carrying value of $101.3 million and $101.4 million at December 31, 2024 and 2023, respectively, were on deposit with regulatory authorities as required by law in various states in which business is conducted.

At December 31, 2024 and 2023, debt securities with a book/adjusted carrying value of $165.9 million and $118.8 million, respectively, were held in trust pursuant to the 100% coinsurance transactions (“retro treaties”) with Swiss Reinsurance Company Ltd (“Swiss Re”) as discussed in Note 7.

At December 31, 2024 and 2023, debt securities with a book/adjusted carrying value of $235.4 million and $278.9 million, respectively, were held pursuant to the Squire Reassurance Company II, Inc. (“Squire Re II”) reinsurance treaty as discussed in Note 7.

32

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
At December 31, 2024 and 2023, debt securities with a book/adjusted carrying value of $1,233.0 million and $1,849.9 million, respectively, were held in trust pursuant to the Jackson New York reinsurance treaty as discussed in Note 7.

At December 31, 2024 and 2023, debt securities with a book/adjusted carrying value of $10,827.9 million and $13,492.8 million, respectively, were held pursuant to the Athene reinsurance treaty as discussed in Note 7.

At December 31, 2024, debt securities with a book/adjusted carrying value of $99.1 million were held pursuant to the Brooke Re reinsurance treaty as discussed in Note 7.

Other-Than-Temporary Impairment
The Company periodically reviews its debt securities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value, and the Company’s intent and ability not to sell a security prior to a recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, an impairment loss is not recorded. If the decline is considered to be other-than-temporary, a realized loss is recorded in the statement of operations. The AVR is also charged for the realized loss, with an offsetting credit to surplus.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., changes in interest rates, temporary market illiquidity or volatility, or industry-related events) and where the Company also believes there exists a reasonable expectation for recovery in the near term are usually determined to be temporary. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.
33

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. At both December 31, 2024 and 2023, assumed default rates for delinquent loans ranged from 10% to 100%. At December 31, 2024 and 2023, assumed loss severities were applied to generate and analyze cash flows of each bond and ranged from 10% to 45% and 10% to 40%, respectively.

Management develops specific assumptions using available market data, including internal estimates and references to data published by rating agencies and other third-party sources. These estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

The Company currently intends to hold securities with unrealized losses not considered other-than-temporary until they mature or for sufficient time to recover the amortized cost. However, if there are changes in the specific facts and circumstances surrounding a security, or the outlook for its industry sector, the Company may sell the security and realize a loss.

In 2024, 2023, and 2022, the company recognized other-than-temporary impairments on loan-backed and structured securities where the Company has either the intent to sell the securities or may be forced to sell the securities prior to a recovery in value as of the statement date of $1.0 million, $8.7 million, and nil, respectively.

In 2024, 2023, and 2022, the Company recognized other-than-temporary impairments of $29.7 million, $11.3 million, and $4.2 million, respectively, related to loan-backed and structured securities. See Note 17 for a table detailing securities with recognized other-than-temporary impairment charges during 2024.

The following table summarizes other-than-temporary impairment charges recorded for the years ended (in thousands):

	2024	2023	2022
Residential mortgage-backed securities:
Prime	$1,183	$1,193	$2,112
Alt-A	1,325	1,194	2,027
Subprime	117	126	23
Industrial and miscellaneous	1,306	53,097	48,139
Governments	—	2,076	6,084
Commercial mortgage backed securities	—	8,773	—
Asset-backed securities	27,116	41	86
Common stock	—	5,006	—
Limited partnership interests	3,228	10,632	11,107
Mortgage loans	13,278	66,000	—
Other	691	—	—
Total other-than-temporary impairment charges	$48,244	$148,138	$69,578
34

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Realized Gains and Losses on Investments
Net realized gains and losses on investments are as follows (in thousands):

	Years Ended December 31,
	2024	2023	2022
Sales of bonds:
Gross gains	$33,056	$78,348	$81,354
Gross losses	(198,190)	(553,444)	(465,791)
Sales of stocks:
Gross gains	2,068	387	2,868
Gross losses	(9,427)	(28,547)	(73)
Derivative instruments	(1,312,857)	(3,816,256)	(362,518)
Mortgage loans on real estate	(11,486)	(29,238)	(5,130)
Other assets	110,307	493,064	53,977
Other-than-temporary impairment losses	(48,244)	(148,138)	(69,578)
Net realized losses	$(1,434,773)	$(4,003,824)	$(764,891)

Net losses allocated to IMR	$(99,972)	$(1,518,401)	$(360,385)
Net losses allocated to AVR	(380,537)	(2,485,423)	(72,592)
Net losses unallocated	(954,264)	—	(331,914)
Net realized losses	$(1,434,773)	$(4,003,824)	$(764,891)

Net losses allocated to AVR	$(380,537)	$(2,485,423)	$(72,592)
Net losses unallocated	(954,264)	—	(331,914)
Tax benefit	250,732	545,555	69,775
Reported net realized losses	$(1,084,069)	$(1,939,868)	$(334,731)

Proceeds from the sale of bonds totaled $3.7 billion, $5.8 billion, and $8.5 billion in 2024, 2023, and 2022, respectively.

Loan-Backed and Structured Securities
The Company has no significant concentrations as defined in SSAP No. 27, Off-Balance Sheet and Credit Risk Disclosures, arising from its investment in loan-backed securities.

The following table summarizes loan-backed and structured securities in an unrealized loss position as of December 31, 2024 (in thousands):

	Total	<12 Months	12+ Months
Fair value	$3,175,496	$570,107	$2,605,389
Unrealized loss	$301,591	$18,121	$283,470

At December 31, 2024, the carrying value and fair value of all loan-backed and structured securities, regardless of whether the security was in an unrealized loss position, were $4.6 billion and $4.3 billion, respectively.

Mortgage Loans on Real Estate
At December 31, 2024, commercial mortgage loans were collateralized by properties located in 36 states, the District of Columbia, and Europe. The minimum and maximum lending rates for loans issued in 2024 were 5.4% and 9.1%. The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 79.7%.

At December 31, 2024, residential mortgage loans were collateralized by properties located in 49 states, the District of Columbia, Europe, and Mexico. The minimum and maximum lending rates for loans issued in 2024 were 5.6% and 10.2%. The maximum percentage of any one loan to the value of the security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 359.8%.

35

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The age analysis of mortgage loans and identification of the mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement are as follows (in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
2024
1. Recorded investment (All)
(a) Current	$—	$60	$736	$—	$8,118	$156	$9,070
(b) 30-59 days past due	—	16	111	—	—	—	128
(c) 60-89 days past due	—	8	19	—	—	—	27
(d) 90-179 days past due	—	12	20	—	—	—	32
(e) 180+ days past due	—	12	61	—	—	—	73
2. Accruing interest 90-179
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	—	—	—	—	—	—
3. Accruing interest 180+
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	1	—	—	—	—	1
4. Interest reduced
(a) Recorded investment	$—	$—	$81	$—	$—	$—	$81
(b) Number of loans	—	—	452	—	—	—	452
(c) Percent reduced	—%	—%	100%	—%	—%	—%	—%
5. Participant or Co-lender in a
Mortgage Loan Agreement
(a) Recorded investment	$—	$108	$781	$—	$554	$84	$1,526

2023
1. Recorded investment (All)
(a) Current	$—	$72	$654	$—	$8,410	$860	$9,996
(b) 30-59 days past due	—	18	123	—	—	3	144
(c) 60-89 days past due	—	11	34	—	—	1	46
(d) 90-179 days past due	—	12	30	—	—	1	43
(e) 180+ days past due	—	15	32	—	—	1	48
2. Accruing interest 90-179
days past due
(a) Recorded investment	$—	$12	$—	$—	$—	$—	$12
(b) Interest accrued	—	—	—	—	—	—	—
3. Accruing interest 180+
days past due
(a) Recorded investment	$—	$15	$—	$—	$—	$—	$15
(b) Interest accrued	—	1	—	—	—	—	1
4. Interest reduced
(a) Recorded investment	$—	$—	$62	$—	$—	$3	$65
(b) Number of loans	—	—	349	—	—	18	367
(c) Percent reduced	—%	—%	100%	—%	—%	100%	—%
5. Participant or Co-lender in a
Mortgage Loan Agreement
(a) Recorded investment	$—	$128	$873	$—	$644	$240	$1,886
36

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The allowance for loan losses is as follows (in thousands):

	2024	2023
Balance at beginning of period	$14,809	$31
Additions charged to operations	10,674	80,809
Direct write-downs charged against the allowances	8,409	66,000
Recoveries of amounts previously charged off	14,569	31
Balance at end of period	$2,505	$14,809
As of December 31, 2024 and 2023, the Company's mortgage loan portfolio, exclusive of loans with a government guarantee or insurance, had $53.7 million and $45.9 million, respectively, of loans greater than 90 days past due and $27.8 million and $20.1 million, respectively, of loans in the process of foreclosure that were not accruing interest. Interest deemed uncollectible and written off totaled $1.2 million, $2.0 million, and $256 thousand in 2024, 2023, and 2022, respectively. Included in real estate are $13.5 million and $5.5 million of foreclosed properties as of December 31, 2024 and 2023, respectively. The remaining balance of the 2024 and 2023 mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

Under Jackson's policy for monitoring mortgage loans, all impaired mortgage loans are closely evaluated subsequent to impairment.

Impaired loans are as follows (in thousands):

December 31, 2024	Recorded Investment	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
Impaired loans with a valuation allowance
Commercial	$—	$—	$11,352	$—
Residential (All Other)	9,987	2,505	7,998	308
Total	$9,987	$2,505	$19,350	$308

Impaired loans without a valuation allowance
Commercial	$23,655	$—	$32,684	$1,309
Residential (Insured)	2,198	—	3,126	83
Residential (All Other)	17,836	—	20,521	173
Total	$43,689	$—	$56,331	$1,565

Commercial	$23,655	$—	$44,036	$1,309
Residential (Insured)	2,198	—	3,126	83
Residential (All Other)	27,823	2,505	28,519	481
Total	$53,676	$2,505	$75,681	$1,873

37

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31, 2023	Recorded Investment	Related Loan Allowance	Average Recorded Investment	Investment Income Recognized
Impaired loans with a valuation allowance
Commercial	$2,600	$13,877	$3,302	$636
Residential (Insured)	—	—	—	—
Residential (All Other)	4,676	932	3,683	167
Total	$7,276	$14,809	$6,985	$803

Impaired loans without a valuation allowance
Commercial	$—	$—	$—	$—
Residential (Insured)	5,538	—	8,249	526
Residential (All Other)	15,387	—	7,567	363
Total	$20,925	$—	$15,816	$889

Commercial	$2,600	$13,877	$3,302	$636
Residential (Insured)	5,538	—	8,249	526
Residential (All Other)	20,063	932	11,250	530
Total	$28,201	$14,809	$22,801	$1,692

38

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following tables provide information about the credit quality of mortgage loans (in thousands):

	December 31, 2024
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,347,818	$—	$—	$—	$2,347,818
Hotel	789,083	—	—	—	789,083
Office	1,237,207	40,925	—	—	1,278,132
Retail	1,541,810	—	—	—	1,541,810
Warehouse	1,821,248	—	—	—	1,821,248
Other	496,446	—	—	—	496,446
Total commercial mortgage loans	$8,233,612	$40,925	$—	$—	$8,274,537
Residential (3)	953,460	—	71,008	30,021	1,054,489
Total	$9,187,072	$40,925	$71,008	$30,021	$9,329,026

	December 31, 2023
	In Good Standing (2)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,157,475	$—	$—	$—	$3,157,475
Hotel	864,672	—	—	—	864,672
Office	1,451,778	17,770	—	—	1,469,548
Retail	1,925,162	—	—	—	1,925,162
Warehouse	1,848,726	—	—	—	1,848,726
Total commercial mortgage loans	$9,247,813	$17,770	$—	$—	$9,265,583
Residential (4)	919,521	—	67,607	25,601	1,012,729
Total	$10,167,334	$17,770	$67,607	$25,601	$10,278,312

(1) Includes mortgage loans which the Company is a participant or co-lender of $123.5 million, $129.1 million, $233.5 million, nil, $127.9 million, 23.5 million and $888.8 million in the categories of apartment, hotel, office, retail, warehouse, other and residential, respectively. Also includes mezzanine and bridge loans of $237.3 million, $26.7 million, $166.6 million, $27.9 million, $203.6 million and 23.5 million in the categories of apartment, hotel, office, retail, warehouse and other, respectively.

(2) Includes mortgage loans which the Company is a participant or co-lender of $263.6 million, $127.2 million, $239.6 million, $96.6 million, $146.0 million, and $1,012.6 million in the categories of apartment, hotel, office, retail, warehouse, and residential, respectively. Also includes mezzanine and bridge loans of $396.5 million, $21.6 million, $176.3 million, $28.3 million, and $244.6 million in the categories of apartment, hotel, office, retail, and warehouse, respectively.

(3) Includes $18.4 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $2.2 million of loans in process of foreclosure.

(4) Includes $21.7 million of loans purchased when the loans were greater than 90 days delinquent and are supported with insurance or other guarantees provided by various governmental programs, and $5.5 million of loans in process of foreclosure.

During 2024 and 2023, there were two mortgage loans for $40.9 million and nil, respectively, involved in troubled debt restructuring.

39

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Limited Partnership and Limited Liability Interests
The unaffiliated limited partnerships and limited liability companies in which the Company has an interest primarily invest in securities. Income recognized by the Company on all limited partnerships and limited liability companies was $731.4 million, $690.3 million, and $747.2 million in 2024, 2023, and 2022, respectively, including $651.5 million, $607.0 million, and $636.0 million, respectively, of dividends and membership distributions from subsidiaries. In 2024 and 2023, $100.9 million and $(380.6) million, respectively, of net unrealized gains (losses) were credited directly to surplus. In 2024, 2023, and 2022, the realized gain on partnership sales were $2.2 million, $383.4 million, and $29.5 million, respectively, including nil, $292.4 million and $25.0 million, respectively, of realized gains on sales to affiliates. The Company recognized impairment writedowns of $3.2 million, $10.6 million, and $11.1 million on limited partnerships and limited liability companies during 2024, 2023, and 2022, respectively.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. At 2024 and 2023, the estimated fair value of loaned securities was $12.3 million and $12.6 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of the counterparties is monitored on a regular basis. At 2024 and 2023, unrestricted cash collateral received in the amount of $12.8 million and $13.0 million, respectively, was included in other invested assets of the Company. In 2024 and 2023, an offsetting liability for the overnight and continuous loan of $12.8 million and $13.0 million, respectively, is included in payable for securities lending in the accompanying statutory statements of admitted assets, liabilities, capital and surplus.

Restricted Assets
At December 31, 2024, the Company has the following assets pledged to others as collateral or otherwise restricted (in thousands):

	Gross Restricted				Percentage
Restricted Asset Category	Total General Account	Total Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Repurchase agreements	$3,374,085	$—	$3,374,085	$3,374,085	1.19%	1.20%
FHLB capital stock	127,369	108,018	19,351	127,369	0.05%	0.05%
On deposit with state	101,265	101,388	(123)	101,265	0.04%	0.04%
Pledged as collateral to FHLB	4,316,724	3,525,096	791,628	4,316,724	1.53%	1.53%
Pledged as collateral for cleared and OTC derivatives	1,194,669	4,013,879	(2,819,210)	1,194,669	0.42%	0.42%
Securities loaned for securities lending agreements	12,685	13,030	(345)	12,685	0.00%	0.00%
Total restricted assets	$9,126,797	$7,761,411	$1,365,386	$9,126,797	3.23%	3.24%

5GI Securities
The assignment of a 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest. At December 31, 2024 and 2023, the Company had no debt securities with a 5GI designation.

Note 5 – Derivative Instruments

The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures, forwards and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows, which the Company has acquired or incurred.

40

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Derivative instruments are held primarily for hedging purposes. Derivative instruments afforded hedge accounting treatment are stated at either amortized cost or fair value and are accounted for in a manner consistent with the hedged items. Derivative instruments not afforded hedge accounting treatment are stated at fair value. Hedge accounting practices are supported by cash flow matching, duration matching and/or scenario testing.

Fair values for derivative instruments are based on quoted market prices, estimates received from independent pricing services, or valuation pricing models, and generally reflect the estimated amounts that the Company would receive or pay upon sale or termination of the contracts as of the reporting date.

Cash requirements for derivative instrument activities are limited to settlements, payment commitments on swaps, margin requirements on exchange-traded and cleared derivatives, and collateral posting requirements in accordance with derivatives’ counterparty agreements.

The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of non-performance by counterparties; however, it does not anticipate non-performance. There were no charges incurred related to derivative counterparty non-performance during 2024, 2023, and 2022.

All of the Company’s significant over-the-counter financial derivative counterparty master agreements contain netting provisions allowing for the offset of contractual payments either due from or due to counterparties. To the extent that the net market value of aggregate contracts with individual counterparties exceeds established threshold amounts, collateral posting in favor of the exposed party is required. Collateral must be high quality liquid securities or cash as directed by the agreements.

All of these master agreements also contain downgrade triggers that allow the party potentially harmed by the downgrade to, at its option, cause the related transactions to be unwound at market value or to be assigned to a different counterparty. All of these triggers are set in the BBB range and refer to Jackson’s claims paying rating and the counterparties' senior debt rating. The intent of the triggers is to provide for a more orderly unwind of positions than might otherwise take place in the event of a bankruptcy. During 2024 and 2023, no counterparties triggered an event.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding, without an exchange of the underlying notional amount.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties (“linked put-swaptions”). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts.

Put-swaption contracts and written put-swaption contracts are included in the related assets and liabilities for derivatives at fair value. Changes in fair value are recorded as unrealized capital gains or losses.

Equity index futures contracts, total return swaps and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads) are used to hedge the Company’s overall net exposure to equities. Interest rate futures contracts and bond forward contracts are used to hedge movements in interest rates. Equity index options (including various call and put options), total return swaps and bond forwards are recorded in derivatives at fair value with changes in fair value recorded as unrealized capital gains or losses. Futures contracts are executed on regulated exchanges through brokers. Variation margin is recorded in cash and short-term investments, with changes in variation margin recorded as unrealized capital gains or losses.

41

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Cross-currency total return swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency total return swaps serve to hedge foreign currency exchange risk embedded in the funding agreements. Cross-currency total return swaps are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Amounts paid or received are netted with amounts paid or received on the hedged foreign currency denominated trust agreements supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in unrealized foreign exchange capital gains and losses and realized capital gains and losses.

Cross-currency swaps are over-the-counter agreements to exchange interest and principal payments denominated in different currencies. Cross-currency forwards are over-the-counter agreements to exchange payments denominated in different currencies. Cross-currency swaps and cross-currency forwards are entered into for the purpose of hedging the foreign currency exposure on certain debt securities and mortgage loans held in the investment portfolio. Cross-currency swaps are carried at fair value.

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and included in derivatives. Changes in fair value are recorded as unrealized capital gains or losses. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

The fair value of derivatives reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

A summary of the aggregate contractual or notional amounts, carrying values and fair values for derivative instruments outstanding is as follows (in thousands):

	December 31, 2024
		Assets		Liabilities
	Contractual/					Net
	Notional	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Value	Value	Value	Value
Cross-currency swaps	$845,201	$74,514	$74,514	$—	$—	$74,514
Cross-currency total return swaps	1,037,318	(86,842)	(86,842)	—	—	(86,842)
Equity index put options	10,000,000	77,070	77,070	—	—	77,070
Equity futures	30,489,730	—	—	—	—	—
Interest rate futures	21,246,980	—	—	—	—	—
Cross-currency forwards	1,017,088	27,983	27,983	—	—	27,983
Bond forwards	609,131	(20,546)	(20,546)	—	—	(20,546)
Total return swaps	2,064,603	38,606	38,606	—	—	38,606
Interest rate swaps	5,978,135	(174,169)	(174,169)	—	—	(174,169)
Total	$73,288,186	$(63,384)	$(63,384)	$—	$—	$(63,384)

42

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2023
		Assets		Liabilities
	Contractual/					Net
	Notional	Carrying	Fair	Carrying	Fair	Fair
	Amount	Value	Value	Value	Value	Value
Cross-currency swaps	$785,914	$38,577	$38,577	$—	$—	$38,577
Cross-currency total return swaps	1,037,318	(18,317)	(18,317)	—	—	(18,317)
Equity index put options	26,000,000	58,705	58,705	—	—	58,705
Put-swaptions	23,500,000	152,680	152,680	904,691	904,691	(752,011)
Equity futures	23,377,218	—	—	—	—	—
Interest rate futures	33,043,167	—	—	—	—	—
Forwards	1,410,194	1,707	1,707	—	—	1,707
Total return swaps	1,598,595	(21,947)	(21,947)	—	—	(21,947)
Interest rate swaps	6,228,135	(126,589)	(126,589)	—	—	(126,589)
Total	$116,980,541	$84,816	$84,816	$904,691	$904,691	$(819,875)

All of Jackson’s master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2024 and 2023, the fair value of Jackson’s net derivative assets by counterparty was $203.1 million and $116.8 million, respectively, and held collateral was $252.2 million and $840.5 million, respectively, related to these agreements. At December 31, 2024 and 2023, the fair value of Jackson’s net derivative liabilities by counterparty was $266.5 million and $936.7 million, respectively, and provided collateral was $301.7 million and $896.8 million, respectively, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2024 or 2023, in aggregate, Jackson would have had to disburse $49.1 million and $763.6 million, respectively, and would have been allowed to claim $35.2 million and nil, respectively.

Note 6 - Investment Income

The sources of net investment income by major category are as follows (in thousands):

	Years Ended December 31,
	2024	2023	2022
Debt securities	$1,389,248	$1,685,186	$1,696,734
Derivative instruments	87,852	(338,037)	15,787
Limited partnership and limited liability company interests	731,365	690,271	747,189
Mortgage loans	484,408	544,686	528,122
Policy loans	394,942	389,979	381,221
Other investment income	230,919	137,191	105,655
Total investment income	3,318,734	3,109,276	3,474,708
Less investment expenses	211,532	206,086	185,516
Less interest expenses	121,776	48,643	29,283
Net investment income	$2,985,426	$2,854,547	$3,259,909
During 2024, the Company sold, redeemed, or otherwise disposed of 31 securities due to the exercise of a callable or tender offer feature, generating investment expense of $1.4 million as a result of the associated prepayment penalty and/or acceleration fee. During 2023, the Company sold, redeemed, or otherwise disposed of 13 securities due to the exercise of a callable or tender offer feature, generating investment income of $2.0 million as a result of the associated prepayment penalty and/or acceleration fee. During 2022, the Company sold, redeemed, or otherwise disposed of 28 securities due to the exercise of a callable or tender offer feature, generating investment income of $12.1 million as a result of the associated prepayment penalty and/or acceleration fee.

43

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 7 - Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term, coinsurance or modified coinsurance basis. The Company regularly monitors the financial strength rating of its reinsurers.

Effective January 1, 2024, Jackson entered into a 100% coinsurance funds withheld reinsurance transaction with Brooke Life Reinsurance Company ("Brooke Re"), a Michigan captive insurer regulated by the Michigan Department of Insurance and Financial Services created in the first quarter of 2024 for the express purpose of serving as the counterparty to the reinsurance transaction. The transaction provides for the cession from Jackson to Brooke Re of liabilities associated with certain guaranteed benefits under our variable annuity contracts and similar products of Jackson, both in-force on the effective date of the reinsurance agreement and written in the future (i.e., on a “flow” basis) as well as related future fees, claims and other benefits, and maintenance expenses in exchange for a ceding commission for the in-force business. Brooke Re paid a ceding commission of $1.2 billion to Jackson in connection with the execution of the reinsurance transaction, which was reported direct to surplus and will be amortized into income over the life of the business. Jackson retains the variable annuity base contract, the annuity contract administration of the ceded business, and responsibility for investment management of the assets in the funds withheld account supporting the ceded liabilities. The transaction mitigates the impact of the cash surrender value floor on Jackson’s total adjusted capital, statutory required capital, and risk-based capital ratio, and enables more efficient economic hedging of the underlying risks of Jackson’s business. This outcome serves the interests of policyholders by protecting statutory capital through diminished non-economic hedging and related costs. Overall, this transaction allows us to optimize our hedging, stabilize capital generation, and produce more predictable financial results going forward.

As part of the funds withheld coinsurance agreement, Jackson administers the hedging program to manage the economic risks of the ceded liabilities. Jackson enters into any hedges as principal and makes any payments to counterparties, including any required hedge collateral, from its own accounts. As principal, Jackson reflects the hedging instruments and associated activity, including realized and unrealized gains (losses), in its financial statements with a corresponding reinsurance receivable or payable consistent with the impacts to its pre-tax income and other changes to capital and surplus resulting from the underlying hedging activity. Jackson’s pre-tax income and capital and surplus are not impacted by the hedging performed on behalf of Brooke Re under the funds withheld coinsurance agreement.

The funds withheld coinsurance agreement includes settlement provisions for net hedge results between Jackson and Brooke Re over a twelve quarter period with the first quarterly net hedge result amount being allocated to the current quarterly settlement period and each of the remaining eleven quarterly net hedge result amounts being deferred and allocated to subsequent quarterly settlement periods. The deferred amount is reported in amounts due from reinsurers.

The reserve credit reflected in Jackson’s financial statements related to this transaction with Brooke Re as of December 31, 2024 is $133.0 million.

Effective December 31, 2024, Jackson entered into a quota-share coinsurance agreement with New Reinsurance Company, a Switzerland-domiciled subsidiary of Munich Re, to reinsure liabilities related to certain in-force deferred fixed annuity contracts. The quota-share percentage is defined based upon the guaranteed term of the policy. Per the agreement, Jackson received a $43.9 million ceding commission, which was reported direct to surplus and will be amortized into income as earnings emerge. At December 31, 2024, the reserve credit-related to this transaction with New Reinsurance Company was $43.9 million.

44

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Effective December 31, 2024, the Company amended its reinsurance agreement with Jackson New York. Prior to the amendment, the agreement ceded 90% of the total contract risk associated with the variable annuities issued by Jackson New York to Jackson on a coinsurance basis (modified coinsurance for separate account liabilities). As a result of the amendment, the Company will also assume 90% of the total RILA contract risk on a coinsurance basis (modified coinsurance for separate account liabilities) for better alignment with risk mitigation strategies employed at the parent company level. This treaty covers all existing and future variable annuity and RILA contracts issued by Jackson New York. Premiums assumed from Jackson New York were $821.2 million, $716.1 million, and $980.1 million in 2024, 2023, and 2022, respectively. At December 31, 2024 and 2023, the liability for the reserves assumed from Jackson New York totaled $1,151.3 million and $1,250.6 million, respectively.

The Company entered into a funds withheld coinsurance agreement with Athene Life Re Ltd. effective June 1, 2020 to reinsure on a 100% quota share basis, a block of Jackson's in-force fixed and fixed index annuity product liabilities in exchange for a $1,196.3 million ceding commission. The $981.5 million ceding commission, net of tax, was reported direct to surplus and will be amortized into income over the life of the business. In addition, $59.6 million of the IMR reserve was released from the IMR reserve and transferred to Athene under the reinsurance arrangement.

Pursuant to the Athene reinsurance agreement, the Company holds certain assets, primarily debt securities and mortgage loans, as collateral. This collateral is reported as funds held under coinsurance on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

To further support its obligations under the reinsurance agreements, Athene procured letters of credit for Jackson’s benefit and established a trust account for Jackson’s benefit, which had a book value of approximately $85.5 million and $82.6 million as of December 31, 2024 and 2023, respectively.

On May 29, 2019, the Michigan Department of Insurance and Financial Services revoked the status of an accredited reinsurer in Michigan. In July 2023, the reinsurer was ordered into liquidation. During the fourth quarter of 2023, the liability for reinsurance in authorized companies was recognized as a loss, with no impact to capital and surplus.

The Company has agreements with John Hancock Life Insurance Company ("John Hancock") and John Hancock Life Insurance Company of New York (“John Hancock New York”) to reinsure Group Payout Annuities. On December 31, 2024 and 2023, the Company included $216.1 million and $230.1 million, respectively, of miscellaneous group annuity reserves initially established by John Hancock and John Hancock New York. The additional reserves are in excess of those required under minimum statutory standards.

In 2016, the Company executed a reserve financing transaction with Squire Re II, a captive reinsurance entity domiciled in Michigan. At December 31, 2024 and 2023, the Company ceded $350.1 million, $376.5 million, respectively, of level premium term reserves under a funds withheld 100% coinsurance treaty. The Company holds certain assets, primarily debt securities, as collateral. This collateral is reported as funds held under coinsurance on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income and with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

The Company has three retro treaties with Swiss Reinsurance Company Ltd. ("Swiss Re"). Pursuant to these retro treaties, the Company ceded to Swiss Re on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

45

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Pursuant to the retro treaties, the Company holds certain assets, primarily policy loans and debt securities, as collateral. This collateral is reported as funds held under reinsurance treaties with unauthorized reinsurers on the statements of admitted assets, liabilities, capital and surplus. The income and realized gains on these assets are reported in income with a corresponding offset reported in interest on funds withheld treaties, with no impact on net income.

At December 31, 2024 and 2023, assets of $1,092.2 million and $1,216.2 million, respectively, were held in trust pursuant to the 100% coinsurance transactions with Swiss Re.

As the previously mentioned reinsurance transactions resulted in gains and were comprised of contracts inforce at the date of the transaction, the net, after tax, impact of the transactions was excluded from net income and recorded directly to surplus, and will be amortized into income as earnings emerge from the business reinsured.

The effect of reinsurance on premiums and benefits was as follows (in thousands):

	Years Ended December 31,
	2024	2023	2022
Direct premiums and annuity considerations	$17,076,545	$12,645,332	$15,406,040
Reinsurance assumed	914,030	819,805	1,096,807
Reinsurance ceded	(394,821)	(237,559)	(298,198)
Total premiums and annuity considerations	$17,595,754	$13,227,578	$16,204,649

Direct benefits to policyholders and beneficiaries	$31,615,274	$22,002,447	$18,487,705
Reinsurance assumed	1,129,639	1,082,026	1,173,141
Reinsurance ceded	1,474,085	1,249,948	1,553,035
Total benefits to policyholders and beneficiaries	$34,218,998	$24,334,421	$21,213,881

Fee income is stated net of reinsurance ceded to Brooke Re. During 2024, fee income ceded to Brooke Re was $2.9 billion.

Policy reserves and liabilities are stated net of reinsurance ceded to other companies. At December 31, 2024 and 2023, reserves ceded were $21.1 billion and $24.4 billion, respectively, which included reserves ceded to Brooke Life of $22.8 million and $24.0 million, respectively, reserves ceded to Squire Re II of $350.1 million and $376.5 million, respectively, and reserves ceded to Brooke Re of $133.0 and nil, respectively.
Note 8 - Federal Income Taxes

The Company is subject to federal income taxation as a life insurance company and files a consolidated federal income tax return with Brooke Life, Jackson New York, Brooke Re, and Squire Re II. The Company has entered into written tax sharing agreements that are based on separate return calculations with benefits for credits and losses. The Company's portion of any Corporate Alternative Minimum Tax (“CAMT”) incurred or the benefit from CAMT credits is based on its share of the impact of CAMT for the consolidated group.

The Company is no longer subject to U.S. federal tax examinations by tax authorities for years prior to 2019. Tax years from 2019 to 2024 remain open under the statute of limitations. The 2019 to 2023 Brooke Life consolidated life insurance federal income tax returns are under examination by the Internal Revenue Service. The Company does not anticipate any material changes from the audit of these tax years.

On September 12, 2024, the U.S. Treasury Department and the Internal Revenue Service released proposed regulations addressing the application of the CAMT that was enacted as part of the Inflation Reduction Act of 2022 (“IRA”). On December 23, 2024, the U.S. Treasury Department and the Internal Revenue Service released technical corrections to those proposed regulations. The proposed regulations reflecting the technical corrections are generally applicable to tax years ending after September 12, 2024, and are consistent with many of the provisions provided in prior CAMT guidance.

46

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
In 2024, the Company did not elect to early adopt the proposed regulations for the 2023 tax returns and relied on reasonable interpretations of previously published guidance resulting in a reduction of $163.0 million to the estimated CAMT liability and the related CAMT deferred tax asset previously recorded as of December 31, 2023. The Company recorded nil at December 31, 2024 of estimated CAMT liability and the related CAMT deferred tax asset for the 2024 tax year based on carryover impacts from the 2023 tax return and consideration of the applicability of the proposed regulations. The U.S. Treasury Department is expected to issue Final Regulations after the year ended December 31, 2024, which may materially change the estimated provision of the CAMT. The financial statements include the CAMT current tax impact of ($163.0) million and $163.0 million for the year ended December 31, 2024 and 2023, respectively. The CAMT had an impact of ($187.4) million and $187.4 million, on net capital and surplus for December 31, 2024 and 2023, respectively.

Net Deferred Tax Asset
The components of the net DTA at December 31 are as follows (in thousands):

	December 31, 2024			December 31, 2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Total gross DTA	$2,219,287	$110,134	$2,329,421	$2,553,775	$62,035	$2,615,810	$(334,488)	$48,099	$(286,389)
Statutory valuation allowance	—	—	—	—	—	—	—	—	—
Adjusted gross DTA	2,219,287	110,134	2,329,421	2,553,775	62,035	2,615,810	(334,488)	48,099	(286,389)
DTA nonadmitted	1,396,832	—	1,396,832	1,856,172	—	1,856,172	(459,340)	—	(459,340)
Subtotal net admitted DTA	822,455	110,134	932,589	697,603	62,035	759,638	124,852	48,099	172,951
Deferred tax liabilities	(203,875)	(154,788)	(358,663)	(42,745)	(109,951)	(152,696)	(161,130)	(44,837)	(205,967)

Net admitted DTA	$618,580	$(44,654)	$573,926	$654,858	$(47,916)	$606,942	$(36,278)	$3,262	$(33,016)

Admission calculation components for SSAP No. 101 are as follows (in thousands):

		December 31, 2024			December 31, 2023			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
(a)	Federal income taxes
	Paid in prior years
	recoverable through
	loss carrybacks	$—	$—	$—	$—	$476	$476	$—	$(476)	$(476)
(b)	Adjusted gross DTA
	Expected to be realized
	after application of the
	threshold limitation
	(Lesser of (b)1 or
	(b)2 below)	573,926	—	573,926	606,466	—	606,466	(32,540)	—	(32,540)
	1. Adjusted gross DTA
	Expected to be realized
	following the balance
	sheet date			1,192,503			1,868,854			(676,351)
	2. Adjusted gross DTA
	Allowed per limitation
	threshold			573,926			606,466			(32,540)
(c)	Adjusted gross DTA
	(Excluding the amount of
	DTA from (a) and (b)
	above) offset by
	gross DTL	248,529	110,134	358,663	91,137	61,559	152,696	157,392	48,575	205,967
(d)	DTA admitted as the
	result of application of
	SSAP No. 101	$822,455	$110,134	$932,589	$697,603	$62,035	$759,638	$124,852	$48,099	$172,951
47

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	2024	2023
Ratio Percentage Used to Determine Recovery
Period and Threshold Limitation Amount	1015.3%	1102.0%

Amount of Adjusted Capital and Surplus Used to
Determine Recovery Period and Threshold
Limitation Amount (in thousands)	$3,826,174	$4,043,109

The impact of tax planning strategies was as follows (in thousands):

	December 31, 2024		December 31, 2023		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of Adjusted Gross DTA and
Net Admitted DTA, by tax character as a percentage
1. Adjusted gross DTAs	$2,219,287	$110,134	$2,553,775	$62,035	$(334,488)	$48,099
2. Percentage of adjusted gross DTAs by
by tax character attributable to
the impact of tax planning
strategies	0%	0%	0%	0%	0%	0%
3. Net admitted adjusted gross DTAs	$822,455	$110,134	$697,603	$62,035	$124,852	$48,099
4. Percentage of net admitted adjusted
gross DTAs by tax character
admitted because of the impact
of tax planning strategies	0%	0%	0%	0%	0%	0%

At December 31, 2024 and 2023, the Company did not consider tax planning strategies for the determination of the amount of adjusted gross CAMT credit DTA. At December 31, 2024 and 2023, the consideration of tax planning strategies did not impact the determination of the amount of admitted CAMT credit DTA.

The Company's tax planning strategies do not include the use of reinsurance.

48

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The main components of the deferred tax assets and liabilities are as follows (in thousands):

	2024	2023	Change
Deferred tax assets resulting from book/tax differences in:
Ordinary:
Deferred acquisition costs	$192,280	$191,494	$786
Insurance reserves	224,972	207,853	17,119
Investments	1,148,578	863,269	285,309
Employee benefits	117,180	111,921	5,259
Deferred and uncollected premium	1,314	1,562	(248)
Net operating loss carryforward	394,554	863,316	(468,762)
Tax credit carryforward	89,224	274,165	(184,941)
Other	51,185	40,195	10,990
Total ordinary gross & adjusted
gross deferred tax assets	2,219,287	2,553,775	(334,488)
Deferred tax assets nonadmitted	(1,396,832)	(1,856,172)	459,340
Admitted ordinary gross deferred
tax assets per NAIC SAP	822,455	697,603	124,852

Capital:
Investments	33,480	27,422	6,058
Unrealized capital losses	55,508	34,613	20,895
Capital loss carryforward	21,146	—	21,146
Total capital gross & adjusted
gross deferred tax assets	110,134	62,035	48,099
Deferred tax assets nonadmitted	—	—	—
Admitted capital gross deferred
tax assets per NAIC SAP	110,134	62,035	48,099
Total admitted deferred tax assets	$932,589	$759,638	$172,951

Deferred tax liabilities resulting from book/tax differences in:
Ordinary:
Deferred ceding commission	$159,361	$—	$159,361
Investments	22,837	14,937	7,900
Fixed assets	10,640	12,151	(1,511)
Insurance reserves	3,473	6,947	(3,474)
Due and deferred premium	7,513	8,705	(1,192)
Other	51	5	46
Total ordinary deferred tax liabilities	203,875	42,745	161,130
Total capital deferred tax liabilities	154,788	109,951	44,837
Total deferred tax liabilities	358,663	152,696	205,967

Total net admitted deferred tax asset	$573,926	$606,942	$(33,016)

The application of SSAP No. 101, requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary, to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carry back years as well as projected taxable earnings, exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and, (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although the realization is not assured, management believes it is more likely than not that the deferred tax assets under the regular tax system or for the CAMT credit deferred tax assets will be realized. The Company has not recorded a valuation allowance against deferred tax assets under the regular tax system or for the CAMT credit deferred tax assets as of December 31, 2024 and 2023 and therefore, no adjustments to gross deferred tax assets have been made because of a change in circumstances that causes a
49

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
change in judgement about their realizability. All reporting entities of the controlled group have made an accounting policy election to disregard the effect of the CAMT system in determining the valuation allowance for deferred tax assets under the regular tax system. There were no material modifications to the methodology used to project CAMT.

The change in the net deferred income taxes is comprised of the following (this analysis is exclusive of the non-admitted DTAs as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the Statutory Statements of Capital and Surplus) (in thousands):

	2024	2023	Change

Total deferred tax assets	$2,329,421	$2,615,810	$(286,389)
Total deferred tax liabilities	(358,663)	(152,696)	(205,967)
Net deferred tax assets/liabilities	1,970,758	2,463,114	(492,356)
Tax effect of unrealized gains (losses)	(227,536)	(530,763)	303,227
Change in net deferred income tax	$1,743,222	$1,932,351	$(189,129)

There are no temporary differences for which deferred tax liabilities have not been recognized. Accordingly, there are no events that would cause unrecognized temporary differences to become taxable. There are no unrecognized deferred tax liabilities in foreign subsidiaries and foreign corporate joint ventures that are permanent in duration.

Taxes Incurred
Current income taxes incurred consist of the following major components (in thousands):

	2024	2023	2022
Operations
Federal taxes from operations	$239,623	$960,869	$73,645
Foreign tax expense	—	—	—
Subtotal	239,623	960,869	73,645
Federal tax benefit on capital losses	(245,369)	(850,652)	(140,453)
Utilization of operating loss carryforwards	—	—	—
Other	(150,223)	(3,399)	22,616
Total federal current taxes incurred	$(155,969)	$106,818	$(44,192)

Federal current taxes incurred are reflected in the accompanying statements as follows (in thousands):

	2024	2023	2022

Federal taxes incurred	$96,185	$966,356	$96,261
Capital gains tax, excluding IMR taxes	(250,732)	(545,555)	(69,775)
Taxes transferred to IMR	(16,418)	(342,797)	(68,678)
Taxes on liability gains released from the IMR	14,996	28,814	(2,000)
Total federal current taxes incurred	$(155,969)	$106,818	$(44,192)
50

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
A reconciliation of the more significant permanent book to tax differences and the related tax effects (at a 21% statutory rate) is as follows (in thousands):

	2024		2023		2022

Income before taxes	$23,113		$(1,220,210)		$3,353,705

Income taxes at statutory rate	4,854	21%	(256,244)	21%	704,278	21%
Dividends received deduction	(123,967)	(536)%	(123,641)	10%	(131,507)	(4)%
Interest maintenance reserve	2,073	9%	153,867	(13)%	(22,744)	(1)%
Amortization of value of business acquired and goodwill	—	—%	—	—%	6,878	—%
Tax credits	(34,909)	(151)%	(44,668)	4%	(22,990)	(1)%
Gain on reinsurance of inforce business	188,725	817%	(25,157)	2%	(51,969)	(2)%
Interest	(9,278)	(40)%	324	—%	—	—%
Nonadmitted assets	(4,427)	(19)%	1,336	—%	(91)	—%
Incentive compensation	(2,725)	(12)%	(4,132)	—%	(4,799)	—%
SMLLC income	2,007	9%	(1,175)	—%	(598)	—%
Officer compensation	9,245	40%	4,793	—%	5,696	—%
Other	1,562	7%	3,487	—%	3,204	—%
Taxable income and current tax on operations	$33,160	145%	$(291,210)	24%	$485,358	14%

Federal and foreign taxes incurred	$96,185		$966,356		$96,261
Tax on capital losses	(252,154)		(859,539)		(140,453)
Change in net deferred taxes	189,129		(398,027)		529,550
Total statutory taxes	$33,160		$(291,210)		$485,358

For 2023 and 2022, reconciliation items for interest, non-admitted assets, incentive compensation, SMLLC income, and officer compensation were reclassified from the other reconciling line item to conform with the current year presentation.

51

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The following table sets forth the amount and expiration dates of Federal operating loss, capital loss, and tax credit carryforwards for the tax periods indicated.

Carryforwards (in thousands):
	2024	2023
Federal net operating loss carryforwards(1)	$1,825,810	$3,946,109
Section 382 net operating loss from previous acquisition(2)	53,019	137,020
Federal capital loss carryforwards(3)	100,698	—
Foreign Tax Credits(4)	82,092	145,571
General Business Tax Credits(5)	909	909
Alternative Minimum Credits(6)	6,224	194,684
Total	$2,068,751	$4,424,293

(1) Unlimited carryforward.
(2) Begins to expire in 2026. Annual limitation is approximately $21,000 thousand.
(3) 5 year carryforward and expires in 2029.
(4) 10 year carryforward and begin to expire in 2032.
(5) 20 year carryforward and begin to expire in 2041.
(6) Subject to 383 limitations.

The Company has no capital gains taxes paid in prior years that is available for recoupment.

The Company has no deposits under Internal Revenue Code Section 6603.

The Company does not owe any Repatriation Transition Tax ("RTT") and has made no payment or expect to make any future payments to satisfy the RTT liability.

The Company does not believe that it is reasonably possible that the liability related to any federal or foreign tax loss contingencies will significantly increase within the next 12 months.

Note 9 - Capital, Surplus and Dividend Restrictions

Under the Michigan Insurance Code of 1956, the Company must notify the Michigan Director of Insurance prior to payment of any dividend or any other capital distribution. Ordinary dividends on capital stock are subject to a capacity calculation and may only be distributed out of earned surplus. Ordinary dividend capacity is limited to the greater of 10% of statutory surplus as of the preceding year end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31, the result of which is reduced by cumulative dividends and other capital distributions occurring in the preceding twelve-month period. Earned surplus is reported unassigned surplus on the preceding December 31, reduced by any unrealized capital gains and effect of increase from the application of permitted practices, if any. The Michigan Director of Insurance may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend. As a result of cumulative dividends and other capital distributions occurring in the preceding 12 months as of December 31, 2024, future dividends from the Company are expected to be classified as extraordinary. The Company has received approval in the past for payments of extraordinary dividends.

During the first quarter of 2024, the Company remitted a $1,919.8 million return of capital to Brooke Life Insurance Company.

52

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company paid extraordinary dividends of $250.0 million, $300.0 million, and $280.0 million on June 20, 2024, September 12, 2024, and December 10, 2024, respectively, to its parent, Brooke Life Insurance Company.

During 2023, the Company remitted a $450.0 million ordinary dividend and a $150.0 million return of capital to Brooke Life.

During 2022, the Company remitted a $600.0 million return of capital to Brooke Life.

During 2024 and 2023, changes in the balance of special surplus funds from the prior year are due to the admittance of net negative (disallowed) IMR of $328.9 million and $253.0 million, respectively.

The NAIC has developed certain RBC requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC, to its authorized control level RBC (“ACL RBC”), calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“company action level RBC”). At December 31, 2024, 2023, and 2022 the Company’s TAC remained well in excess of the company action level RBC.

Note 10 - Debt

Surplus Notes
Under Michigan insurance law, the surplus notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Michigan Director of Insurance and only out of surplus earnings which the director determines to be available for such payments under Michigan insurance law.

On March 15, 1997, the Company issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933 as amended, underwritten by a syndicate that included Goldman Sachs & Co., and Morgan Stanley & Co., and are administered by Citibank, N.A. as fiscal agent. The surplus notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims may not be redeemed at the option of the Company or any holder prior to maturity. Upon approval from DIFS, interest is payable semi-annually on March 15th and September 15th of each year. Interest paid on surplus notes was $20.4 million in 2024, 2023, and 2022, respectively.

As of December 31, 2024, life to date interest expense on surplus notes was $560.4 million.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight-line basis over the loan term. The weighted average interest rate on these loans was 5.13% in 2024 and 5.12% in 2023. The outstanding balance on these loans was $52.1 million and $57.2 million at December 31, 2024 and 2023, respectively. During 2024, 2023, and 2022, interest expense for these loans totaled $2.9 million, $2.9 million, and $0.9 million, respectively. At December 31, 2024 and 2023, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $83.9 million and $89.5 million, respectively.

Federal Home Loan Bank Advances
The Company entered into an advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances averaged $388.0 million during 2024, with a weighted average interest rate of 5.27%. Advances of $700.2 million and $250.2 were outstanding at December 31, 2024 and 2023, respectively, and were recorded in other liabilities. The Company paid interest of $6.0 million, $6.6 million, and $0.1 million on such advances in 2024, 2023, and 2022, respectively. The largest outstanding balance at any month end during 2024 and 2023 was $700.2 million and $650.1, respectively.

53

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. Repurchase agreements are accounted for as collateralized borrowings. Collateral securities sold under such agreements continue to be included in invested assets. Cash proceeds received from the sale of securities subject to repurchase agreements are included in liabilities.

During 2024, Jackson executed certain paired repurchase and reverse repurchase transactions (“Collateral Upgrade” transactions) totaling $1.5 billion pursuant to master repurchase agreements with participating bank counterparties. Under these collateral upgrade transactions, the Company lends securities (e.g., corporate debt securities or other securities agreed upon between the parties) to bank counterparties in exchange for U.S. Treasury securities to provide as collateral as part of our hedging program. The paired repurchase and reverse repurchase transactions are settled on a net basis in accordance with master netting agreements. As a result, there was no cash exchanged at initiation of these agreements. The paired transactions are offset within the financial statements and are not included in the following disclosures. These transactions do not have a stated maturity and require at least 150-days notice prior to termination of the transaction.

The maturity time for borrowings are as follows (in thousands):

	2024	2023
Maximum Amount:
Overnight	$1,823,322	$915,058
2 Days to 1 Week	$1,881,207	$1,690,301
>1 Week to 1 Month	$1,389,220	$1,561,085

Ending Balance:
Overnight	$—	$—
2 Days to 1 Week	$151,040	$—
>1 Week to 1 Month	$1,389,356	$—

Short-term borrowings under such agreements averaged $1,385.2 million and $969.8 million during 2024 and 2023, respectively, with weighted average interest rates of 5.07% in 2024 and 4.59% in 2023. The highest level of short-term borrowings at any month end was $1,903.9 million in 2024 and $1,660.0 million in 2023. At December 31, 2024 and 2023, the outstanding repurchase agreement balance was $1,540.4 million and nil, respectively, collateralized with U.S. Treasury notes and maturing within 30 days, and was included within repurchase agreements in the balance sheet. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral.

Collateral received on secured borrowings is as follows (in thousands):

	2024	2023
Maximum Amount:
Cash	$2,323,381	$2,243,022
Securities (FV)	$—	$—

Ending Balance:
Cash	$1,540,396	$—
Securities (FV)	$—	$—

54

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The liability to return collateral on secured borrowings is as follows (in thousands):

	2024	2023
Maximum Amount:
Cash (Collateral - All)	$2,323,381	$2,243,022
Securities Collateral (FV)	$—	$—

Ending Balance:
Cash (Collateral - All)	$1,540,396	$—
Securities Collateral (FV)	$—	$—

Interest paid totaled $69.3 million, $49.1 million, and $7.9 million in 2024, 2023, and 2022, respectively.

Note 11 - Life and Annuity Reserves

The Company waives deductions of deferred fractional premiums upon death of the insured and returns premiums paid and due beyond the date of death. A reserve is held where a surrender value is promised in excess of the minimum required basic reserves.

At both December 31, 2024 and 2023, 90% of annuity reserves and deposit liabilities were subject to surrender charges of at least 5% or at market value in the event of discretionary withdrawal by policyholders.

For policies issued on substandard lives, either the gross premiums are calculated on a rated age basis, or an extra premium is charged in addition to the standard premium at the true issue age. Mean reserves are calculated as the regular mean reserve for the plan at the rated age, the regular mean reserve for the plan at the true issue age plus one-half of the extra premium charged, or a substandard reserve based on the appropriate multiple of the standard.

The Company had insurance in force, for which the gross premiums are less than the net premiums of approximately $10.0 billion and $11.1 billion, at December 31, 2024 and 2023, respectively, according to the valuation standard set by the state of Michigan.

The Company’s incurred but not reported claim provision is based on the Company’s historical experience. The provision was $106.4 million and $117.9 million at December 31, 2024 and 2023, respectively.

The Company issues traditional variable annuity and variable universal life contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities and variable universal life). The Company issues RILA contracts through its separate accounts for which investment risk is borne by the Company. The Company also issues variable and RILA contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit (“GMDB”)), at annuitization (guaranteed minimum income benefit (“GMIB”)), upon depletion of funds (guaranteed minimum withdrawal benefits (“GMWB”)), or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")).

GMIB benefits are reinsured, subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. Reinsurance credits of $0.7 million and $1.1 million were taken in 2024 and 2023, respectively. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

55

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Account balances of contracts were invested in variable separate accounts as follows (in millions):

	December 31,
	2024	2023
Fund type:
Equity	$151,327	$142,464
Bond	18,083	18,385
Balanced	40,081	40,055
Money market	2,432	2,606
Total	$211,923	$203,510

Reserves for associated guarantees for RILA and variable annuities are calculated using Actuarial Guideline 43 and VM-21. Required reserves associated with guaranteed benefits were $17.4 million at December 31, 2023 and due to the reinsuring of GMDB and GMWB to Brooke Re, were nil at December 31, 2024.

Analysis of annuity reserves and deposit type contract liabilities by withdrawal characteristics is as follows (in thousands):

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$2,900,220	$480,358	$—	$3,380,578	1.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	2,053,530	10,330,385	—	12,383,915	5.5%
At fair value	—	—	188,271,182	188,271,182	83.7%
At book value without market value
adjustment and with current
surrender charge less than 5%	19,191,303	—	—	19,191,303	8.5%
Total subject to discretionary withdrawal	24,145,053	10,810,743	188,271,182	223,226,978	99.2%
Not subject to discretionary withdrawal	1,520,432	—	224,392	1,744,824	0.8%
Total gross	25,665,485	10,810,743	188,495,574	224,971,802	100.0%
Reinsurance ceded	14,215,879	—	—	14,215,879
Total, net of reinsurance	$11,449,606	$10,810,743	$188,495,574	$210,755,923

56

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$1,986,003	$210,279	$—	$2,196,282	1.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	4,823,408	4,629,816	—	9,453,224	4.4%
At fair value	—	—	179,151,105	179,151,105	84.3%
At book value without market value
adjustment and with current
surrender charge less than 5%	20,049,698	—	—	20,049,698	9.4%
Total subject to discretionary withdrawal	26,859,109	4,840,095	179,151,105	210,850,309	99.2%
Not subject to discretionary withdrawal	1,472,714	—	185,385	1,658,099	0.8%
Total gross	28,331,823	4,840,095	179,336,490	212,508,408	100.0%
Reinsurance ceded	17,129,925	—	—	17,129,925
Total, net of reinsurance	$11,201,898	$4,840,095	$179,336,490	$195,378,483

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$128,508	$1,852	$—	$130,360	0.5%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	18,484	—	—	18,484	0.1%
At fair value	—	—	19,503,228	19,503,228	79.2%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,604,952	191	—	1,605,143	6.5%
Total subject to discretionary withdrawal	1,751,944	2,043	19,503,228	21,257,215	86.3%
Not subject to discretionary withdrawal	3,354,126	—	23,334	3,377,460	13.7%
Total gross	5,106,070	2,043	19,526,562	24,634,675	100.0%
Reinsurance ceded	1,183,510	—	—	1,183,510
Total, net of reinsurance	$3,922,560	$2,043	$19,526,562	$23,451,165

57

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$167,459	$1,994	$—	$169,453	0.7%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	35,445	—	—	35,445	0.1%
At fair value	—	—	19,908,315	19,908,315	77.8%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,898,103	190	—	1,898,293	7.4%
Total subject to discretionary withdrawal	2,101,007	2,184	19,908,315	22,011,506	86.0%
Not subject to discretionary withdrawal	3,562,320	—	22,235	3,584,555	14.0%
Total gross	5,663,327	2,184	19,930,550	25,596,061	100.0%
Reinsurance ceded	1,413,260	—	—	1,413,260
Total, net of reinsurance	$4,250,067	$2,184	$19,930,550	$24,182,801

	December 31, 2024
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,363,162	—	—	1,363,162	15.0%
Total subject to discretionary withdrawal	1,363,162	—	—	1,363,162	15.0%
Not subject to discretionary withdrawal	7,614,938	—	93,963	7,708,901	85.0%
Total gross	8,978,100	—	93,963	9,072,063	100.0%
Reinsurance ceded	37,511	—	—	37,511
Total, net of reinsurance	$8,940,589	$—	$93,963	$9,034,552

58

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	December 31, 2023
		Guaranteed	Non-guaranteed
	General	Separate	Separate		% of
	Account	Account	Account	Total	Total
Deposit-type contracts:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value without market value adjustment and
adjustment and with current
surrender charge of 5% or more	—	—	—	—	0.0%
At fair value	—	—	79,570	79,570	0.9%
At book value without market value
adjustment and with current
surrender charge less than 5%	1,454,272	—	—	1,454,272	15.9%
Total subject to discretionary withdrawal	1,454,272	—	79,570	1,533,842	16.8%
Not subject to discretionary withdrawal	7,596,763	—	—	7,596,763	83.2%
Total gross	9,051,035	—	79,570	9,130,605	100.0%
Reinsurance ceded	39,303	—	—	39,303
Total, net of reinsurance	$9,011,732	$—	$79,570	$9,091,302

Analysis of life reserves by withdrawal characteristics is as follows (in thousands):

	December 31, 2024
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$120,864	$482,914
Universal Life	7,727,922	8,066,221	8,524,978
Universal Life with Secondary Guarantees	1,156,505	1,116,891	1,588,147
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	2,522,877	2,721,262
Variable Life	—	—	—
Variable Universal Life	17,616	17,615	18,003
Miscellaneous Reserves	64,548	68,555	79,050
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX	XXX	1,011,217
Accidental Death Benefits	XXX	XXX	8,879
Disability - Active Lives	XXX	XXX	9,350
Disability - Disabled Lives	XXX	XXX	179,979
Miscellaneous Reserves	XXX	XXX	413,480
Total (gross: direct + assumed)	8,966,591	11,913,023	15,037,259
Reinsurance Ceded	3,991,357	4,334,064	5,582,601
Total (net)	$4,975,234	$7,578,959	$9,454,658

59

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31, 2024
	Separate Account - Guaranteed				Separate Account - Nonguaranteed
	Account Value		Cash Value	Reserve	Account Value		Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—		$—	$—	$—		$—	$—
Universal Life	—		—	—	—		—	—
Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Universal Life	—		—	—	—		—	—
Indexed Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Life	—		—	—	—		—	—
Other Permanent Cash Value Life Insurance	—		—	—	—		—	—
Variable Life	—		—	—	—		—	—
Variable Universal Life	301		301	301	113,245		112,673	112,691
Miscellaneous Reserves	—		—	—	—		—	—
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX		XXX	—	XXX		XXX	—
Accidental Death Benefits	XXX	$—	XXX	—	XXX	—	XXX	—
Disability - Active Lives	XXX		XXX	—	XXX		XXX	—
Disability - Disabled Lives	XXX		XXX	—	XXX		XXX	—
Miscellaneous Reserves	XXX		XXX	—	XXX		XXX	—
Total (gross: direct + assumed)	301		301	301	113,245		112,673	112,691
Reinsurance Ceded	—		—	—	—		—	—
Total (net)	$301		$301	$301	$113,245		$112,673	$112,691

	December 31, 2023
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—	$123,657	$559,111
Universal Life	7,934,886	8,267,711	8,724,048
Universal Life with Secondary Guarantees	1,203,614	1,160,024	1,624,975
Indexed Universal Life	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value Life Insurance	—	2,675,469	2,847,432
Variable Life	—	—	—
Variable Universal Life	18,183	18,182	18,495
Miscellaneous Reserves	67,249	71,411	89,950
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX	XXX	1,018,589
Accidental Death Benefits	XXX	XXX	9,222
Disability - Active Lives	XXX	XXX	10,600
Disability - Disabled Lives	XXX	XXX	186,011
Miscellaneous Reserves	XXX	XXX	415,411
Total (gross: direct + assumed)	9,223,932	12,316,454	15,503,844
Reinsurance Ceded	4,031,317	4,390,186	5,704,935
Total (net)	$5,192,615	$7,926,268	$9,798,909
60

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

December 31, 2023
	Separate Account - Guaranteed				Separate Account - Non-guaranteed
	Account Value		Cash Value	Reserve	Account Value		Cash Value	Reserve
Subject to discretionary withdrawal,
surrender values, or policy loans:
Term Policies with Cash Value	$—		$—	$—	$—		$—	$—
Universal Life	—		—	—	—		—	—
Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Universal Life	—		—	—	—		—	—
Indexed Universal Life with Secondary Guarantees	—		—	—	—		—	—
Indexed Life	—		—	—	—		—	—
Other Permanent Cash Value Life Insurance	—		—	—	—		—	—
Variable Life	—		—	—	—		—	—
Variable Universal Life	291		291	291	103,148		103,171	103,501
Miscellaneous Reserves	—		—	—	—		—	—
Not subject to discretionary withdrawal, or no cash values:
Term Policies with Cash Value	XXX		XXX	—	XXX		XXX	—
Accidental Death Benefits	XXX	0	XXX	—	XXX	0	XXX	—
Disability - Active Lives	XXX		XXX	—	XXX		XXX	—
Disability - Disabled Lives	XXX		XXX	—	XXX		XXX	—
Miscellaneous Reserves	XXX		XXX	—	XXX		XXX	—
Total (gross: direct + assumed)	291		291	291	103,148		103,171	103,501
Reinsurance Ceded	—		—	—	—		—	—
Total (net)	$291		$291	$291	$103,148		$103,171	$103,501
Universal Life Insurance Secondary Guarantees
The Company previously issued universal life contracts with secondary guarantees, also called “no-lapse” guarantees. No-lapse guarantees are offered in the form of minimum premium guarantees or no-lapse account values. Reserves are calculated according to the Standard Valuation Law, Universal Life Insurance Model Regulation, Valuation of Life Insurance Policies Model Regulation, and Actuarial Guideline 38. Reserve balances were $938.9 million and $936.6 million at December 31, 2024 and 2023, respectively.

Reserves for variable universal life contracts are calculated according to the Standard Valuation Law, Universal Life Insurance Model Regulation, Variable Life Insurance Model Regulation and Actuarial Guideline 37. Reserve balances were $128.2 million and $118.5 million at December 31, 2024 and 2023, respectively.

Fixed Interest Rate Annuity
At December 31, 2024 and 2023, approximately 94% and 92%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values, net of reinsurance, within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

61

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________

	2024
Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	0.4	—	—	—	0.4
>2.50%	6,013.2	—	—	—	6,013.2
Total	$6,013.6	$—	$—	$—	$6,013.6

Fixed Annuities
0.0%-1.50%	$28.2	$37.0	$15.7	$—	$80.9
1.51%-2.50%	0.4	0.1	0.6	11.4	12.5
>2.50%	2,634.5	19.0	24.8	265.0	2,943.3
Total	$2,663.1	$56.1	$41.1	$276.4	$3,036.7

Fixed Indexed Annuities
0.0%-1.50%	$2.7	$7.7	$2.0	$37.6	$50.0
1.51%-2.50%	0.1	0.1	0.2	—	0.4
>2.50%	17.4	—	94.2	28.2	139.8
Total	$20.2	$7.8	$96.4	$65.8	$190.2

RILA
0.0%-1.50%	$6.3	$—	$3.3	$3.6	$13.2
1.51%-2.50%	—	—	—	—	—
>2.50%	81.8	10.4	—	—	92.2
Total	$88.1	$10.4	$3.3	$3.6	$105.4

	2023
Minimum Guaranteed Interest Rate	At Guaranteed Minimum	1-50bps Above	51-150bps Above	150+bps Above	Total

Variable Annuities
0.0%-1.50%	$—	$—	$—	$—	$—
1.51%-2.50%	0.9	—	—	—	0.9
>2.50%	7,058.4	—	—	18.4	7,076.8
Total	$7,059.3	$—	$—	$18.4	$7,077.7

Fixed Annuities
0.0%-1.50%	$11.1	$46.8	$55.5	$—	$113.4
1.51%-2.50%	0.4	0.1	0.7	11.7	12.9
>2.50%	1,236.9	168.6	23.2	273.1	1,701.8
Total	$1,248.4	$215.5	$79.4	$284.8	$1,828.1

Fixed Indexed Annuities
0.0%-1.50%	$4.2	$9.1	$3.0	$43.4	$59.7
1.51%-2.50%	—	0.4	0.2	—	0.6
>2.50%	20.9	0.1	61.5	9.8	92.3
Total	$25.1	$9.6	$64.7	$53.2	$152.6

RILA
0.0%-1.50%	$6.9	$—	$3.9	$0.7	$11.5
1.51%-2.50%	—	—	—	—	—
>2.50%	39.1	11.9	—	—	51.0
Total	$46.0	$11.9	$3.9	$0.7	$62.5
62

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Deferred Premiums and Considerations
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2024 were as follows (in thousands):

Type	Gross	Net of Loading
Industrial	$3	$1
Ordinary new business	155,732	155,593
Ordinary renewal	75,178	69,080
Group Life	(1,820)	(1,838)
Totals	$229,093	$222,836

Note 12 – Separate Accounts

Reserves of the non-guaranteed separate accounts are subject to discretionary withdrawal at fair value. Reserves for minimum guaranteed death benefits on variable life, variable annuity, and RILA contracts, as well as minimum guaranteed living benefits on variable annuity and RILA contracts, are held in the general account. Assets of the insulated separate accounts are carried at fair value. All assets of the non-insulated separate accounts are carried at book value.

A reconciliation of net transfers to separate accounts for the years ended December 31, 2024, 2023, and 2022 is as follows (in thousands):

	2024	2023	2022
Transfers as reported in the Summary of Operations of the Separate
Accounts Statement:
Transfers to separate accounts	$14,952,419	$12,322,649	$12,457,523
Transfers from separate accounts	25,173,110	15,763,006	13,167,324
Net transfers from separate accounts	(10,220,691)	(3,440,357)	(709,801)
Reconciling adjustments:
Benefit (guaranteed minimum income/withdrawal) and other fees	(2,628,573)	(2,625,142)	(2,552,656)
Modified coinsurance	(1,028,362)	(496,296)	(306,677)
Income on reinsurance receivable from affiliate	(742,117)	—	—
Other	73,077	47,741	73,445
Transfers as reported in the accompanying Statements of Operations	$(14,546,666)	$(6,514,054)	$(3,495,689)

For the insulated separate account, the difference between the CARVM reserve and the fair value of assets is recognized as an expense allowance in the general account. The CARVM allowance reduced the general account liability by $4.0 billion and $4.3 billion, for December 31, 2024 and 2023, respectively.

The amount of risk charges paid by the separate account to the general account for the past five years as compensation for the risk taken by the general account are as follows (in millions):

Year	Amount
2024	$2,947
2023	$2,946
2022	$2,901
2021	$2,693
2020	$2,369

Premiums, considerations or deposits to separate accounts totaled $14.2 billion, $10.7 billion, and $13.2 billion for 2024, 2023, and 2022, respectively.

63

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Premiums, considerations, or deposits to separate accounts for 2024 are as follows (in thousands):

Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
Premiums, considerations or
deposits for year ended
December 31, 2024	$5,176,835	$—	$9,047,582	$14,224,417

Reserves in the separate accounts totaled $219.0 billion and $204.3 billion at December 31, 2024 and 2023, respectively.

Withdrawal characteristics of separate account reserves for 2024 are as follows (in thousands):

	Non-indexed
	Guarantee	Non-indexed	Non-guaranteed
	Less than/equal	Guarantee	Separate
	to 4%	More than 4%	Accounts	Total
For accounts with assets at:
Fair value	$2,926	$842	$208,228,792	$208,232,560
Amortized cost	10,809,319	—	—	10,809,319
Total reserves	$10,812,245	$842	$208,228,792	$219,041,879
By withdrawal characteristics:
With market value adjustment	$481,861	$842	$—	$482,703
At book value without market
value adjustment and with
current surrender charge of
5% or more	10,330,385	—	—	10,330,385
At fair value	—	—	207,887,102	207,887,102
At book value without market
value adjustment and with
current surrender charge less
than 5%	—	—		—
Subtotal	$10,812,246	$842	$207,887,102	$218,700,190
Not subject to discretionary
withdrawal	—	—	$341,690	341,690
Total	$10,812,245	$842	$208,228,792	$219,041,880

At December 31, 2024, reserves for asset default risk in lieu of AVR were nil.

Note 13 - Employee Retirement Plans

The Company has a defined contribution retirement plan covering substantially all associates. Effective January 1, 2020 associates are immediately eligible to participate in the Company's matching contribution. To be eligible to participate in the Company’s profit sharing contribution, an associate must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the associate must be employed on the applicable January 1 or July 1 entry date. The Company's annual profit sharing contributions, as declared by the Company's Board of Directors, are based on a percentage of eligible compensation paid to participating associates during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $21.2 million, $18.6 million, and $16.3 million in 2024, 2023, and 2022, respectively.

64

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
The Company maintains non-qualified voluntary deferred compensation plans for independent agents and certain associates of Jackson and certain affiliates. At December 31, 2024 and 2023, the liability for such plans totaled $308.5 million and $302.1 million, respectively. The Company’s expense/(benefit) related to these plans, for the change in market value of plan liabilities for participant elected deferrals, was $47.2 million, $56.5 million, and $(45.5) million in 2024, 2023, and 2022, respectively.

Note 14 – Other Related Party Transactions

The Company’s investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPMA is ultimately a wholly owned subsidiary of Jackson Financial. The Company paid $47.7 million, $53.8 million, and $55.1 million to PPMA for investment advisory services in 2024, 2023, and 2022, respectively.

The Company has entered into shared services and administrative agreements with certain affiliates. Under the agreements, Jackson allocated $107.5 million, $104.2 million, and $108.0 million of certain management and administrative services expenses to affiliates in 2024, 2023, and 2022, respectively.
The Company has a Master Repurchase Agreement with Jackson Financial Inc., which allows for repurchase agreement transactions between the companies. There were no such borrowings during 2024 and 2023. There was no outstanding balance at both December 31, 2024 and 2023. Interest paid during 2024, 2023, and 2022 was nil.

The Company has an Administrative Services agreement with Jackson National Asset Management, LLC (“JNAM”). JNAM guarantees to annually pay at least 95% of its net operating earnings to Jackson as sole member of JNAM which will be payable monthly. In 2024, 2023, and 2022, the Company received membership distributions of $651.5 million, $607.0 million, and $636.0 million, respectively, from JNAM.

The Company provides a $100.0 million revolving credit facility to Jackson Financial, an upstream holding company. The loan was amended on December 14, 2021, is unsecured and matures in December 2026, accrues interest at Secured Overnight Financial Rate ("SOFR") plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2024 and 2023. The highest outstanding loan balance during 2024 and 2023 was nil, respectively. Interest and commitment fees totaled $100 thousand during 2024, 2023, and 2022, respectively.

The Company provides a $35.0 million revolving credit facility to PPMA. The loan was amended on September 30, 2023, is unsecured, matures in September 2028, accrues interest at SOFR plus 2% plus 0.12% spread adjustment, and has a commitment fee of 0.10% per annum. At both December 31, 2024 and 2023, the outstanding balance was nil. The highest outstanding loan balance during 2024 and 2023 was $32.0 million and $34.0 million, respectively. Interest and commitment fees totaled $1.1 million, $0.9 million, and $0.8 million during 2024, 2023, and 2022, respectively.

The Company provided a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company, which terminated June 30, 2023. The loan was unsecured, accrued interest at LIBOR plus 2% per annum and had a commitment fee of 0.25% per annum. Interest and commitment fees totaled $25 thousand and $50 thousand during 2023 and 2022, respectively.

During 2023, the Company made a capital contribution of $5.0 million to National Planning Holdings, LLC ("NPH").

During 2024, 2023, and 2022, the Company recognized impairment write downs of $0.9 million, $4.2 million, and nil, respectively, on subsidiary investments.

65

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 15 – Commitments and Contingent Liabilities

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse effect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2024 and 2023, Jackson recorded accruals totaling $207 thousand and nil, respectively.

The Company has provided an unlimited guarantee for the policyholder obligations of its wholly owned life insurance subsidiary, Jackson New York. The maximum potential amount of future payments cannot be estimated as Jackson New York continues to write new business. This guarantee is not expected to result in future required payments by the Company and is not considered to result in a material contingent exposure of the Company’s assets to liability because the Company and Jackson New York share the same management and Jackson New York is subject to regulatory supervision of the state of New York. Accordingly, the Company has not accrued any liability for this guarantee (exception allowed under SSAP No. 5, paragraph 19f).

The Company is a party to an Uncommitted Money Market Line Credit Agreement dated April 6, 2023 among Jackson, Jackson Financial, and Société Générale. This agreement is an uncommitted short-term cash advance facility that provides an additional form of liquidity to Jackson and to Jackson Financial. The aggregate borrowing capacity under the agreement is $500.0 million and each cash advance request must be at least $100 thousand. The interest rate is set by the lender at the time of the borrowing and is fixed for the duration of the advance. Jackson and Jackson Financial are jointly and severally liable to repay any advance under the agreement, which must be repaid prior to the last day of the quarter in which the advance was drawn.

At December 31, 2024 and 2023, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $928.8 million and $810.8 million, respectively, including $27.7 million and $47.8 million, respectively, to limited partnerships and limited liability companies on which the Company has recognized an impairment charge. At December 31, 2024 and 2023, the Company had funded commitments related to fixed-rate mortgage loans and other debt securities totaling $499.0 million and $854.2 million, respectively. Lines of credit to affiliates totaled $135.0 million at both December 31, 2024 and 2023.

At December 31, 2024 and 2023, the Company had pledged mortgage related securities and commercial mortgage loans with a fair value of $4.0 billion and $3.3 billion, respectively, in connection with funding agreements issued to and borrowed money from the FHLBI. Securities for which all or a portion of Jackson’s holdings have been pledged continue to be reported as invested assets.

In connection with the reinsurance treaty with Jackson New York described in Note 7, Jackson placed high quality securities with a carrying value and fair value of $1,233.0 million and $1,170.4 million, respectively, at December 31, 2024, in a trust for the benefit of Jackson New York. Securities in the trust had a carrying value and fair value at December 31, 2023 of $1,849.9 million and $1,782.6 million, respectively. The trust is required in order for Jackson New York to record a credit for the reserves ceded to Jackson. The securities are reported as invested assets.

In connection with other life business ceded to non-affiliates, Jackson placed high quality securities in a trust for the benefit of the assuming company. These securities had a carrying value and fair value of $235.4 million and $229.8 million, respectively, at December 31, 2024. These securities had a carrying value and fair value at December 31, 2023 of $278.9 million and $276.2 million, respectively. The securities are reported as invested assets.

The Company leases office space and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31, 2024, Jackson recorded a liability of $3.7 million for future lease payments. Lease expense was $41.6 million, $39.7 million, and $41.9 million in 2024, 2023, and 2022, respectively.

66

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
At December 31, 2024, future minimum payments under noncancellable operating leases were as follows (in thousands):

2025	$4,211
2026	4,192
2027	2,028
2028	1,121
2029	242
Thereafter	1,085
Total	$12,879

The Company has separate service agreements with third party administrators to provide policyholder administrative services. The agreements, subject to certain termination provisions, have ten and twelve-year terms and expire in 2030.

Note 16 – Share-Based Compensation

Omnibus Incentive Plan

In April 2021, the Jackson Financial’s Board of Directors adopted, and Jackson Financial’s shareholders approved, the 2021 Omnibus Incentive Plan (the "Incentive Plan). This Incentive Plan became effective following the completion of the Demerger and replaced the Prudential Share Plans. The outstanding unvested awards previously issued under the Prudential Share Plans were exchanged for equivalent awards of shares of Jackson Financial’s Class A Common Stock under the Incentive Plan, with a grant date of October 4, 2021. The performance conditions of the awards were modified to be based on U.S. GAAP based metrics. The incremental compensation cost resulting from the modifications will be recognized ratably over the remaining requisite service period of each award.

The Incentive Plan allows for stock-based awards including stock options, stock appreciation rights, restricted share awards, performance share awards, and deferred share units. The Incentive Plan has a ten-year term, expiring in September 2031. Jackson Financial currently has Restricted Share Unit and Performance Share Unit equity-based compensation awards outstanding. Dividend equivalents are generally accrued on restricted share units and performance share units outstanding as of the record date. These dividend equivalents are paid only on restricted share units and performance share units that ultimately vest. Generally, the requisite service period is the vesting period. In the case of retirement (eligibility for which is based on the associate's age and years of service as provided in the relevant award agreement), awards vest in full, but are subject to the satisfaction of any applicable performance criteria and paid in line with the original vesting date.

Cash settled awards issued under the Incentive Plan are liability-classified awards. These liability-classified awards are carried at fair value as of the reporting date and are recognized in other liabilities along with any accrued compensation expense. At December 31, 2024 and 2023, the Company had $102.5 million and $69.3 million accrued for future payments under this plan, respectively. Share settled awards issued under the Incentive Plan are equity-classified awards. Jackson Financial allocates a portion of the compensation expense associated with the share-settled awards to Jackson, which the Company settles with Jackson Financial monthly, on a one-month lag.

Restricted Share Units ("RSU"s)
Jackson Financial grants RSUs to certain associates and non-employee directors. The majority of associate RSUs are expected to vest in three equal installments on the first through third anniversaries of the grant date over a 3-year service period, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial common stock at Jackson Financial’s discretion. The associate awards granted in 2021 had a shortened, 30-month vesting period. In addition, 1 and 2-year awards were issued in connection with Jackson Financial's Demerger. RSUs have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. In lieu of cash dividend payments, the dividends on unvested RSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying RSU.
67

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
At December 31, 2024 and 2023, there were 1,460,535 and 1,658,795, respectively, non-vested RSUs, with a weighted average grant price of $48.90 and $36.86.

Performance Share Units ("PSU"s)
Jackson Financial grants PSUs to certain associates. PSU vesting is contingent on meeting a specified service requirement and the level of achievement of performance conditions. The PSU awards entitle recipients to receive, upon vesting, a number of units that ranges from 0% to 200% of the number of PSUs awarded, depending on the level of achievement of the specified performance conditions. For PSUs granted in 2024 and 2023, the awards also include a vesting modifier based on Jackson Financial's performance relative to a defined peer group. The awards are generally expected to vest after a period of three years, subject to forfeiture and transfer restrictions, and are payable in cash or shares of Jackson Financial common stock, generally at the discretion of Jackson Financial. Award recipients have immediate dividend rights and voting rights upon issuance of underlying shares when the share units vest. The dividends on unvested PSUs are awarded in additional units equal to the value of the dividends, and are subject to the same vesting and distribution conditions as the underlying PSUs.

At December 31, 2024 and 2023, there were 297,693 and 517,050, respectively, non-vested PSUs, with a weighted average grant price of $40.85 and $35.27.

Compensation Cost
The Company charges the fair value of the restricted share units and performance share units to expense over the requisite service period. The fair value of equity-classified RSUs and PSUs is based on the price of Jackson Financial’s common stock on the grant date. The fair value of liability-classified RSUs and PSUs is based on the price of Jackson Financial’s common stock as of the reporting date. For performance-based awards, Jackson Financial estimates the number of shares expected to vest at the end of the performance period based on the probable achievement of the performance objectives. RSUs have graded vesting features and the Company recognizes expense for those awards on a straight-line basis over the requisite service period. Jackson Financial recognizes forfeitures as they occur when recognizing share-based compensation expense.

For most of the equity-classified RSUs and PSUs, the fair value is based on the price of Jackson Financial's common stock on the grant date. For PSU equity awards granted in 2024 and 2023, the Company measures fair value using a Monte Carlo simulation that considers the Company’s projected total shareholder return (“TSR”) relative to a defined group of peers as well as other inputs to estimate the grant date fair value of awards.
For liability-classified RSUs and most liability-classified PSUs, the fair value is based on the price of Jackson Financial’s common stock as of the reporting date. For PSU liability awards granted in 2023, the Company uses a Monte Carlo simulation that considers the Company’s projected TSR relative to a defined group of peers as well as other inputs to estimate the grant date fair value of awards.

Total compensation expense recognized under the plans was $131.6 million, $85.1 million, and $110.4 million for the years ended December 31, 2024, 2023, and 2022, respectively.

Unrecognized compensation cost for RSUs and PSUs under the Incentive Plan as of December 31, 2024, 2023, and 2022, was $52.1 million, $39.8 million, and $40.8 million, respectively, with a weighted average recognition period of 1.09 years, 1.19 years, and 1.08 years.

68

Jackson National Life Insurance Company
Notes to Statutory Financial Statements
______________________________________________________________________________
Note 17 – Loan-Backed Securities’ Other-Than-Temporary Impairments

The following table (shown in dollars) details loan-backed and structured securities with a recognized other-than-temporary impairment recorded in 2024.

1	2	3	4	5	6	7
CUSIP	Book/Adj Carrying Value Amortized cost before current period OTTI	Projected Cash Flows	Recognized other-than-temporary impairment	Amortized cost after other-than-temporary impairment	Fair Value	Financial Statement Reporting Period
36185MEV0	2,669,278	2,577,036	92,242	2,577,036	2,577,036	Q1-2024
12669FZZ9	1,200,690	1,174,239	26,451	1,174,239	1,174,239	Q1-2024
12669FZL0	1,328,041	1,326,507	1,534	1,326,507	1,326,507	Q1-2024
466247ER0	45,275	43,585	1,690	43,585	43,585	Q1-2024
91863*AB1	13,435,312	12,596,669	838,643	12,596,669	12,596,669	Q1-2024
073914WC3	1,347	1,299	48	1,299	1,299	Q2-2024
12669FVZ3	157,968	155,695	2,273	155,695	155,695	Q2-2024
12669FZL0	1,304,819	1,298,188	6,630	1,298,188	1,298,188	Q2-2024
12669FZZ9	1,299,868	1,160,887	138,981	1,160,887	1,160,887	Q2-2024
31359VHC0	56,232	55,291	941	55,291	55,291	Q2-2024
466247ER0	44,053	43,061	993	43,061	43,061	Q2-2024
91863*AB1	17,397,922	10,007,747	7,390,175	10,007,747	10,007,747	Q2-2024
466247ER0	46,645	45,853	792	45,853	45,853	Q3-2024
81744LAN4	1,145,356	1,112,783	32,573	1,112,783	1,112,783	Q3-2024
91863*AB1	14,157,985	6,994,218	7,163,767	6,994,218	6,994,218	Q3-2024
00442JAD6	371,357	254,222	117,135	254,222	254,222	Q4-2024
12669FZZ9	1,086,810	1,077,069	9,741	1,077,069	1,077,069	Q4-2024
36185MEV0	2,635,520	2,514,225	121,294	2,514,225	2,514,225	Q4-2024
38237DAA4	14,883,470	14,098,186	785,284	14,098,186	14,098,186	Q4-2024
38237TAA9	4,763,091	4,651,579	111,512	4,651,579	4,651,579	Q4-2024
38237VAB2	1,374,751	1,274,449	100,302	1,274,449	1,274,449	Q4-2024
41161PVF7	2,530,938	1,349,775	1,181,163	1,349,775	1,349,775	Q4-2024
41161UAC6	994,180	851,226	142,955	851,226	851,226	Q4-2024
466247ER0	45,243	44,183	1,060	44,183	44,183	Q4-2024
81743QAJ3	3,567,099	2,820,615	746,484	2,820,615	2,820,615	Q4-2024
91863*AA3	46,712,383	44,725,827	1,986,556	44,725,827	44,725,827	Q4-2024
91863*AB1	14,684,090	5,944,495	8,739,594	5,944,495	5,944,495	Q4-2024
Total			29,740,813

69

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2024

Investment income earned

U.S. government bonds	$101,560,142
Other bonds (unaffiliated)	1,287,688,126
Bonds exempt from U.S. tax	—
Bonds of affiliates	—
Preferred stocks (unaffiliated)	8,618,971
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	14,804,392
Common stocks of affiliates	—
Mortgage loans	484,408,490
Real estate	36,951,042
Contract loans	394,941,988
Cash, cash equivalents and short-term investments	170,396,350
Derivative instruments	87,851,975
Other invested assets	731,315,613
Aggregate write-ins for investment income	197,152
Total investment income	$3,318,734,241

Real estate owned - book value less encumbrances	$230,925,635

Mortgage loans by type - book value
Farm mortgages	$—
Residential mortgages	1,054,488,393
Commercial mortgages	8,274,537,329
Total mortgage loans	$9,329,025,722

Mortgage loans by standing - book value
Good standing	$9,227,996,757
Good standing with restructured loans	$—
Interest overdue more than 90 days, not in foreclosure	$71,008,120
Foreclosure in process	$30,020,845

Other long term assets - statement value	$2,525,877,845

Contract loans	$4,203,689,604

Bonds & stocks of parents, subsidiaries and affiliates - book value
Bonds	$—
Preferred stocks	$—
Common stocks	$810,905,782

(Continued)

70

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2024

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$3,610,550,267
Over 1 year through 5 years	9,457,075,565
Over 5 years through 10 years	8,674,161,201
Over 10 years through 20 years	7,327,572,018
Over 20 years	5,383,816,142
Total by maturity	$34,453,175,193

Bonds by class - statement value
Class 1	$20,740,418,332
Class 2	13,145,472,362
Class 3	500,070,298
Class 4	50,864,260
Class 5	12,696,725
Class 6	3,653,216
Total by class	$34,453,175,193

Total bonds publicly traded	$26,001,107,240
Total bonds privately placed	$8,452,067,953

Preferred stocks - statement value	$149,164,092
Common stocks - market value	$966,222,503
Short-term investments - book value	$53,347,506
Options, caps and floors owned - statement value	$77,069,652
Options, caps and floors written & in force - statement value	$—
Collar, swap and forward agreements open - statement value	$(140,453,736)
Futures contracts open - current value	$—
Cash on deposit	$(98,078,123)
Cash equivalents	$2,062,815,033

Life insurance in force
Industrial	$211,144,000
Ordinary	$40,001,172,000
Credit life	$—
Group life	$706,391,000

Amount of accidental death benefits in force under ordinary policies	$1,304,552,000

(Continued)
71

        Schedule 1

Additional Information
Jackson National Life Insurance Company
Supplemental Schedule of Selected Financial Data
December 31, 2024

Life insurance policies with disability provisions in force
Industrial	$68,690,000
Ordinary	$3,174,682,000
Credit life	$—
Group life	$138,674,000

Supplementary contracts in force:
Ordinary - not involving life contingencies-
Amount on deposit	$169,164,449
Income payable	$9,228,283

Ordinary - involving life contingencies-
Amount on deposit	$13,527,401
Income payable	$4,850,069

Group - not involving life contingencies-
Amount on deposit	$261,500
Income payable	$62,624

Group - involving life contingencies-
Amount on deposit	$14,706,161
Income payable	$1,905,101

Annuities:
Ordinary-
Immediate - amount of income payable	$216,216,132
Deferred - fully paid account balance	$2,794,983,457
Deferred - not fully paid - account balance	$7,579,111,233

Group-
Amount of income payable	$442,390,482
Fully paid account balance	$6,323,848
Not fully paid - account balance	$606,569,850

Accident and health insurance - premiums in force:
Ordinary	$—
Group	$—
Credit	$—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$20,230,452
Dividend accumulations - account balance	$43,507,593

See accompanying independent auditors' report.
72

Schedule 2
JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2024

1)	Total admitted assets (excluding Separate Accounts):			$59,689,499,361

2)	10 largest exposures to a single issuer/borrower/investment (excluding US Government):

	Issuer	Category	Amount	Percentage
	JACKSON NATIONAL LIFE INS OF NEW YORK	AFFILIATED DOMESTIC SECURITIES	$809,139,079	1.4%
	PPM AMERICA PRIVATE EQUITY FUND VIII-A, L.P.	AFFILIATED DOMESTIC PARTNERSHIP	$278,701,923	0.5%
	AP TUNDRA	UNAFFILIATED FOREIGN SECURITIES/PARTNERSHIP	$275,083,013	0.5%
	DUKE ENERGY	UNAFFILIATED DOMESTIC SECURITIES	$239,035,082	0.4%
	LPF - PARK 5940 MED DIST APTS	UNAFFILIATED COMMERCIAL MORTGAGE	$177,223,299	0.3%
	LPF - 1000 JEFFERSON	UNAFFILIATED COMMERCIAL MORTGAGE	$174,220,000	0.3%
	ALDAR INVESTMENTS HYBRID LIMIT	UNAFFILIATED FOREIGN SECURITIES	$166,500,000	0.3%
	DR PEPPER SNAPPLE GROUP	UNAFFILIATED DOMESTIC SECURITIES	$157,731,708	0.3%
	SOUTHERN CO GAS CAPITAL	UNAFFILIATED DOMESTIC SECURITIES	$154,366,466	0.3%
	NNN AGP OPP II VARIOUS	UNAFFILIATED COMMERCIAL MORTGAGE	$151,955,996	0.3%

3)	Amounts and percentages of total admitted assets held in bonds and preferred stocks by NAIC rating.

	Bonds	Amount	Percentage	Preferred Stock	Amount	Percentage
	NAIC-1	$20,740,418,332	34.7%	P/RP-1	$4,287,600	0.0%
	NAIC-2	$13,145,472,362	22.0%	P/RP-2	$106,860,501	0.2%
	NAIC-3	$500,070,298	0.8%	P/RP-3	$37,993,125	0.1%
	NAIC-4	$50,864,620	0.1%	P/RP-4	$—	0.0%
	NAIC-5	$12,696,725	0.0%	P/RP-5	$—	0.0%
	NAIC-6	$3,653,216	0.0%	P/RP-6	$22,866	0.0%

4)	Assets held in foreign investments:
		Amount	Percentage
	Total admitted assets held in foreign investments	$6,633,223,429	11.1%
	Foreign-currency-denominated investments	$1,193,285,436	2.0%
	Insurance liabilities denominated in that same foreign currency	$—	0.0%

5)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1	$5,766,717,300	9.7%
	Countries rated NAIC-2	$666,275,802	1.1%
	Countries rated NAIC-3 or below	$239,847,732	0.4%

6)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
		Amount	Percentage
	Countries rated NAIC-1:
	UNITED KINGDOM	$1,379,259,379	2.3%
	AUSTRALIA	$846,029,798	1.4%
	Countries rated NAIC-2:
	MEXICO	$236,493,912	0.4%
	INDONESIA	$135,986,755	0.2%
	Countries rated NAIC-3 or below:
	BRAZIL	$58,657,790	0.1%
	SOUTH AFRICA	$45,973,401	0.1%

(Continued)
73

Schedule 2, Continued

JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2024

7)	There is no unhedged foreign currency exposure.
8)	There is no unhedged foreign currency exposure.
9)	There is no unhedged foreign currency exposure
10)	Two largest foreign investment exposures in a single country, categorized by the country's NAIC sovereign rating:
	Issuer	NAIC Rating	Amount	Percentage
	ALDAR INVESTMENTS	2	$166,500,000	0.3%
	UBS GROUP	1	$126,192,703	0.2%
	CAYMAN UNIVERSE HOLDINGS	1	$122,331,729	0.2%
	BAT CAPITAL CORP	2	$107,905,020	0.2%
	BAXALTA	2	$107,374,350	0.2%
	BARD BIDCO LIMITED	MORTGAGE LOAN	$98,272,370	0.2%
	CODELCO	2	$93,477,706	0.2%
	PATRIZIA INDUSTRIAL PLATFORM	MORTGAGE LOAN	$77,990,642	0.1%
	AIRBUS SE	1	$76,886,244	0.1%
	ANHEUSER BUSCH INBEV SA/NV	1	$75,250,170	0.1%

11)	There were no assets held in Canadian investments that exceeded 2.5% of the Company's total admitted assets.
12)	There were no assets held in investments with contractual sales restrictions that exceeded 2.5% of the Company's total admitted assets.

13)	Amounts and percentages of admitted assets held in the ten largest equity interests:
	Issuer	Amount	Percentage
	JACKSON NATIONAL LIFE INS CO OF NEW YORK	$809,139,079	1.4%
	PPM AMERICA PRIVATE EQUITY FUND VIII-A, L.P.	$278,701,923	0.5%
	SFR DELOS PARTNERS, L.P.	$135,130,095	0.2%
	FHLBICLASS B-1	$127,368,500	0.2%
	PRETIUM OLYMPUS JV, L.P.	$110,513,269	0.2%
	MOTIVE CAPITAL FUND II-A, L.P.	$93,351,952	0.2%
	AOP FINANCE PARTNERS, L.P.	$73,090,225	0.1%
	JNAM LLC/JNFS LLC	$63,233,627	0.1%
	IPI PARTNERS II-A, L.P.	$61,355,738	0.1%
	AA GP SOLUTIONS FUND, L.P.	$59,008,623	0.1%

14)	There were no assets held in nonaffiliated, privately placed equities, exceeding 2.5% of the Company’s total admitted assets.
15)	There were no assets held in general partnership interests that exceeded 2.5% of the Company’s total admitted assets.

16)	Amounts and percentages of total admitted assets held in the ten largest mortgage loans:
	Type		Amount	Percentage
	COMMERCIAL		$177,223,299	0.3%
	COMMERCIAL		$174,220,000	0.3%
	COMMERCIAL		$151,955,996	0.3%
	COMMERCIAL		$104,889,155	0.2%
	COMMERCIAL		$103,261,625	0.2%
	COMMERCIAL		$98,272,370	0.2%
	COMMERCIAL		$94,856,662	0.2%
	COMMERCIAL		$92,095,813	0.2%
	COMMERCIAL		$84,749,816	0.1%
	COMMERCIAL		$82,500,000	0.1%

	Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
	16.12	Construction loans	$—	0.0%
	16.13	Mortgage loans over 90 days past due	$71,008,120	0.1%
	16.14	Mortgage loans in the process of foreclosure	$30,020,845	0.1%
	16.15	Mortgage loans foreclosed	$—	0.0%
	16.16	Restructured mortgage loans	$—	0.0%

(Continued)

74

Schedule 2, Continued

JACKSON NATIONAL LIFE INSURANCE COMPANY
Supplemental Investment Risks Interrogatories
December 31, 2024

17)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
		Commercial
	Loan to Value	Amount	Percentage
	above 95%	$137,979,331	0.2%
	91 to 95%	$134,870,650	0.2%
	81 to 90%	$180,959,018	0.3%
	71 to 80%	$1,032,513,335	1.7%
	below 70%	$6,788,214,994	11.4%

		Residential
	Loan to Value	Amount	Percentage
	above 95%	$32,625,312	0.1%
	91 to 95%	$18,338,701	0.0%
	81 to 90%	$45,582,809	0.1%
	71 to 80%	$86,060,371	0.1%
	below 70%	$871,881,201	1.5%

18)	There were no assets held in real estate that exceeded 2.5% of the Company's total admitted assets.
19)	There were no assets held in mezzanine real estate loans that exceeded 2.5% of the Company’s total admitted assets.
20)	Amounts and percentages of total admitted assets subject to the following types of agreements:

	At year end		At end of each quarter
Agreement type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Securities lending	$12,767,270	0.0%	$13,353,888	$10,258,432	$16,730,208
Repurchase	3,374,085,289	5.7%	2,508,571,392	3,755,474,358	3,660,474,490
Reverse repurchase	—	0.0%	—	—	—
Dollar repurchase	—	0.0%	—	—	—
Dollar reverse repurchase	—	0.0%	—	—	—

21)	Amounts and percentages of total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

	Owned		Written
Type	Amount	Percentage	Amount	Percentage
Hedging	$77,069,652	0.1%	$—	—%

22)	Amounts and percentages of total admitted assets of potential exposure for collars, swaps and forwards:

	At year end		At end of each quarter
Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$73,654,667	0.1%	$68,775,632	$67,883,521	$66,387,899

23)	Amounts and percentages of total admitted assets of potential exposure for futures contracts:

	At year end		At end of each quarter
Type	Amount	Percentage	1st Qtr	2nd Qtr	3rd Qtr
Hedging	$1,109,337,807	1.9%	$1,761,599,411	$1,383,455,081	$1,466,347,579

See accompanying independent auditors' report.
75

Schedule 3
JACKSON NATIONAL LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2024

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	3,489,212,918	6.64%	3,489,212,918	—	3,489,212,918	6.64%
All other governments	484,379,408	0.92%	484,379,408	—	484,379,408	0.92%
U.S. states, territories and possessions, guaranteed	246,193,669	0.47%	246,193,669	—	246,193,669	0.47%
U.S. political subdivisions of states, territories	33,652,758	0.06%	33,652,758	—	33,652,758	0.06%
U.S. special revenue and special assessment obligations	766,467,357	1.46%	766,467,357	—	766,467,357	1.46%
Industrial and miscellaneous	28,084,078,916	53.42%	28,084,078,916	—	28,084,078,916	53.43%
Hybrid securities	24,200,000	0.05%	24,200,000	—	24,200,000	0.05%
Unaffiliated bank loans	34,306,754	0.07%	34,306,754	—	34,306,754	0.07%
Preferred Stocks:
Industrial and miscellaneous (unaffiliated)	149,164,092	0.28%	149,164,092	—	149,164,092	0.28%
Common Stocks:
Industrial and miscellaneous publicly traded (unaffiliated)	9,653,604	0.02%	9,653,604	—	9,653,604	0.02%
Industrial and miscellaneous Other (unaffiliated)	128,507,769	0.24%	128,507,769	—	128,507,769	0.24%
Parent, subsidiaries and affiliates other	810,905,782	1.54%	809,139,080	—	809,139,080	1.54%
Mutual funds	18,922,050	0.04%	18,922,050	—	18,922,050	0.04%
Mortgage loans:
Residential mortgages	1,056,994,028	2.01%	1,056,994,028	—	1,056,994,028	2.01%
Commercial loans	8,118,417,743	15.44%	8,118,417,743	—	8,118,417,743	15.44%
Mezzanine real estate loans	156,119,126	0.30%	156,119,126		156,119,126	0.30%
Total valuation allowance	(2,505,175)	—%	(2,505,175)		(2,505,175)
Real estate:
Property occupied by the company	210,247,015	0.40%	210,247,014	—	210,247,014	0.40%
Property held for the production of income	7,172,124	0.01%	7,172,124		7,172,124	0.01%
Property held for sale	13,506,496	0.03%	13,506,496	—	13,506,496	0.03%
Cash, cash equivalents and short-term investments
Cash equivalents - short term	53,347,506	0.10%	53,347,506	—	53,347,506	0.10%
Cash	(98,078,123)	(0.19)%	(98,078,123)	—	(98,078,123)	(0.19)%
Cash equivalents	2,062,815,033	3.92%	2,062,815,033	12,767,270	2,075,582,303	3.95%
Contract loans	4,205,914,194	8.00%	4,203,689,604	—	4,203,689,604	8.00%
Derivatives	(63,384,084)	(0.12)%	(63,384,084)	—	(63,384,084)	(0.12)%
Other invested assets	2,528,924,689	4.81%	2,525,877,845		2,525,877,845	4.81%
Receivables for securities	29,470,766	0.06%	29,470,766	—	29,470,766	0.06%
Securities lending	12,767,270	0.02%	12,767,270	XXX	XXX	XXX
	$52,571,373,685	100.00%	$52,564,335,548	$12,767,270	$52,564,335,548	100.00%

See accompanying independent auditors' report.
76

Schedule 4
JACKSON NATIONAL LIFE INSURANCE COMPANY
Reinsurance Risk Interrogatories
December 31, 2024

1.	Does the reporting entity have any reinsurance contracts subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791?
Yes

The Company’s Guaranteed Minimum Income Benefits on Variable Annuities (GMIBs) are reinsured with Chubb Tempest Life Reinsurance LTD. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005. At December 31, 2024, the Company recorded a $657,055 reserve credit in consideration of the GMIB cession that is fully collateralized through a combination of letters of credit and a reinsurance trust. The reserve credit considers the treaty’s risk limiting factors.

2.	Does the reporting entity have any reinsurance contracts not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer's assumption risk?
No

3.	Does the reporting entity have any reinsurance contracts that contain features described below which result in delays in payment in form or in fact:

	a.	Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety days of the settlement date?
No

	b.	Payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity?
No

4.	Does the reporting entity reflect a reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61 for the following?

	a.	Assumption Reinsurance?	No

	b.	Non-proportional reinsurance, which does not result in significant surplus relief?	No

5.	Does the reporting entity cede any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract during the period covered by the financial statement, and either:

	a.	Accounted for that contract as reinsurance under SAP and as a deposit under GAAP; or	No

	b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?	No

See accompanying independent auditors' report.
77